UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Series International Index Fund

Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2020	Past 1 year	Life of fundA
Fidelity® Series International Index Fund	(6.52)%	(0.96)%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series International Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$9,790	Fidelity® Series International Index Fund
$9,822	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned -2.46% for the 12 months ending October 31, 2020, in what was a bumpy ride for non-U.S. equities, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a sharp upturn. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, elevated volatility and dislocation in financial markets. A historically rapid and expansive monetary- and fiscal-policy response around the world provided a partial offset to the economic disruption. Other supporting factors included resilient corporate earnings and near-term potential for a COVID-19 vaccine breakthrough. This was evident in the index’s 12.28% gain in the final six months of the year. Currency fluctuation generally boosted foreign developed-markets equities for the year, while the reverse was true for emerging-markets stocks. Late in the period, the index was pressured by a second wave of COVID-19 cases in some regions, and stretched valuations and crowded positioning in big tech. For the full year, the U.K. (-22%), Asia Pacific ex Japan (-8%), Canada (-5%) and Europe ex U.K. (-4%) notably lagged. Emerging markets (+9%) and Japan (+1%) outperformed. By sector, energy (-38%), financials and real estate (-20% each) lagged, whereas information technology (+ 25%) and communication services (+15%) topped the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2020, the fund returned -6.52%, compared with -6.69% for the benchmark MSCI EAFE Index. (The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) Individually, several stocks in the energy sector – by far the weakest performer of the 12 months – were notable detractors, as oil-price weakness and sluggish demand amid the pandemic hampered U.K.-based Royal Dutch Shell, which returned roughly -55%, and BP (-57%), as well as France's Total (-39%). Another individual detractor was British multinational investment bank HSBC Holdings (-45%). The firm suspended its dividend in late March, partly as lower interest rates made lending less profitable. Weak profits along with heightened concern about bad debts at the company also weighed on HSBC's share price. Elsewhere, slumping demand for air travel weighed on the shares of Dutch aircraft manufacturer Airbus (-49%). On the positive side, Dutch semiconductor equipment maker ASML Holding (+40%) gained along with favorable demand trends lifting the semiconductor industry. Another contributor was SoftBank Group (+69%). In August, this Japanese multinational conglomerate reported better-than-expected earnings for the second quarter of 2020. Another Japanese conglomerate, Sony (+36%), saw its shares rise due largely to strength from the company's video gaming business. Of final note, Swiss food-products giant Nestle (+8%), the largest position in the benchmark, reported solid sales growth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7
Novartis AG (Switzerland, Pharmaceuticals)	1.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.0
AIA Group Ltd. (Hong Kong, Insurance)	0.9
SAP SE (Germany, Software)	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.8
12.1

Top Market Sectors as of October 31, 2020

% of fund's net assets
Industrials	15.5
Financials	14.7
Health Care	13.3
Consumer Staples	11.6
Consumer Discretionary	11.4
Information Technology	8.3
Materials	7.4
Communication Services	5.9
Utilities	4.2
Real Estate	2.8

Geographic Diversification (% of fund's net assets)

As of October 31, 2020
Japan	25.9%
United Kingdom	12.1%
Switzerland	10.1%
France	9.6%
Germany	8.6%
Australia	6.6%
Netherlands	5.3%
Sweden	3.1%
Denmark	2.5%
Other*	16.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2020

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments October 31, 2020

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 6.6%
Afterpay Ltd. (a)	2,047	$139,378
AGL Energy Ltd.	6,130	53,727
AMP Ltd.	33,474	36,021
Ampol Ltd.	2,283	41,628
APA Group unit	11,299	83,300
Aristocrat Leisure Ltd.	5,515	111,054
ASX Ltd.	1,854	103,814
Aurizon Holdings Ltd.	19,102	50,652
Australia & New Zealand Banking Group Ltd.	27,204	361,014
BHP Billiton Ltd.	28,252	677,246
BlueScope Steel Ltd.	5,009	51,736
Brambles Ltd.	14,802	99,829
Cimic Group Ltd.	887	13,406
Coca-Cola Amatil Ltd.	5,146	44,985
Cochlear Ltd.	620	92,538
Coles Group Ltd.	12,770	159,526
Commonwealth Bank of Australia	16,978	824,308
Computershare Ltd.	4,444	37,978
Crown Ltd.	3,401	19,800
CSL Ltd.	4,352	881,094
DEXUS Property Group unit	10,608	64,179
Evolution Mining Ltd.	15,641	61,319
Fortescue Metals Group Ltd.	16,232	198,574
Goodman Group unit	15,771	204,126
Insurance Australia Group Ltd.	22,160	74,385
Lendlease Group unit	6,136	51,617
Macquarie Group Ltd.	3,277	292,177
Magellan Financial Group Ltd.	1,199	46,471
Medibank Private Ltd.	27,100	50,871
Mirvac Group unit	38,203	56,654
National Australia Bank Ltd.	30,656	401,072
Newcrest Mining Ltd.	7,747	160,653
Northern Star Resources Ltd.	7,123	75,247
Orica Ltd.	3,992	42,853
Origin Energy Ltd.	17,004	47,832
Qantas Airways Ltd.	7,900	23,241
QBE Insurance Group Ltd.	13,905	80,408
Ramsay Health Care Ltd.	1,716	75,185
realestate.com.au Ltd.	478	39,751
Rio Tinto Ltd.	3,559	231,527
Santos Ltd.	17,189	57,143
Scentre Group unit	50,598	74,668
SEEK Ltd.	3,114	47,082
Sonic Healthcare Ltd.	4,327	105,981
South32 Ltd.	47,498	67,779
SP AusNet	16,715	23,498
Stockland Corp. Ltd. unit	23,203	62,743
Suncorp Group Ltd.	12,197	70,441
Sydney Airport unit	13,131	50,345
Tabcorp Holdings Ltd.	21,957	50,734
Telstra Corp. Ltd.	39,921	75,179
The GPT Group unit	18,806	53,263
TPG Telecom Ltd. (a)	3,475	17,540
Transurban Group unit	26,223	248,323
Treasury Wine Estates Ltd.	7,070	45,579
Vicinity Centres unit	36,059	30,643
Washington H. Soul Pattinson & Co. Ltd.	1,068	19,018
Wesfarmers Ltd.	10,860	351,534
Westpac Banking Corp.	34,642	438,459
WiseTech Global Ltd.	1,364	27,819
Woodside Petroleum Ltd.	9,160	112,982
Woolworths Group Ltd.	12,082	325,009

TOTAL AUSTRALIA		8,516,938

Austria - 0.2%
Andritz AG	734	24,722
Erste Group Bank AG	2,671	54,688
OMV AG	1,427	32,741
Raiffeisen International Bank-Holding AG	1,386	19,919
Verbund AG	624	35,887
Voestalpine AG	1,163	32,305

TOTAL AUSTRIA		200,262

Bailiwick of Jersey - 0.6%
Experian PLC	8,706	318,935
Ferguson PLC	2,157	214,235
Glencore Xstrata PLC	95,802	193,255
WPP PLC	11,867	94,785

TOTAL BAILIWICK OF JERSEY		821,210

Belgium - 0.8%
Ageas	1,710	68,808
Anheuser-Busch InBev SA NV	7,307	377,963
Colruyt NV	513	30,363
Elia System Operator SA/NV	282	27,293
Galapagos Genomics NV (a)	402	46,989
Groupe Bruxelles Lambert SA	1,096	89,709
KBC Groep NV	2,395	118,073
Proximus	1,436	27,921
Sofina SA	154	39,996
Solvay SA Class A	733	59,502
Telenet Group Holding NV	439	16,872
UCB SA	1,209	119,263
Umicore SA	1,888	72,650

TOTAL BELGIUM		1,095,402

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	6,000	28,249
Dairy Farm International Holdings Ltd.	3,036	11,436
Hongkong Land Holdings Ltd.	11,383	41,789
Jardine Matheson Holdings Ltd.	2,106	93,350
Jardine Strategic Holdings Ltd.	2,158	46,725
Kerry Properties Ltd.	7,000	17,120

TOTAL BERMUDA		238,669

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	3,100	31,190
BeiGene Ltd. ADR (a)	386	114,457
Budweiser Brewing Co. APAC Ltd. (b)	16,900	49,703
Cheung Kong Property Holdings Ltd.	25,000	115,769
CK Hutchison Holdings Ltd.	26,000	156,620
Melco Crown Entertainment Ltd. sponsored ADR	2,003	32,288
Microport Scientific Corp.	7,000	24,605
Sands China Ltd.	23,200	81,249
WH Group Ltd. (b)	92,500	72,664
Wharf Real Estate Investment Co. Ltd.	16,000	61,400
Wynn Macau Ltd. (a)	14,000	19,323

TOTAL CAYMAN ISLANDS		759,268

Denmark - 2.5%
A.P. Moller - Maersk A/S:
Series A	33	48,684
Series B	61	97,761
Ambu A/S Series B	1,603	48,589
Carlsberg A/S Series B	982	124,286
Christian Hansen Holding A/S	1,012	101,928
Coloplast A/S Series B	1,138	166,071
Danske Bank A/S (a)	6,617	87,951
DSV Panalpina A/S	1,994	322,871
Genmab A/S (a)	623	207,504
GN Store Nord A/S	1,228	88,315
H Lundbeck A/S	703	19,797
Novo Nordisk A/S Series B	16,560	1,055,959
Novozymes A/S Series B	2,046	122,946
ORSTED A/S (b)	1,815	288,066
Pandora A/S	989	78,322
Tryg A/S	1,203	33,369
Vestas Wind Systems A/S	1,907	327,173
William Demant Holding A/S (a)	1,022	32,185

TOTAL DENMARK		3,251,777

Finland - 1.2%
Elisa Corp. (A Shares)	1,365	67,151
Fortum Corp.	4,268	80,277
Kone OYJ (B Shares)	3,260	259,471
Neste Oyj	4,050	210,748
Nokia Corp. (a)	54,240	182,854
Nordea Bank ABP (Stockholm Stock Exchange)	31,064	233,144
Orion Oyj (B Shares)	1,038	44,427
Sampo Oyj (A Shares)	4,517	170,447
Stora Enso Oyj (R Shares)	5,615	81,907
UPM-Kymmene Corp.	5,109	144,352
Wartsila Corp.	4,166	33,100

TOTAL FINLAND		1,507,878

France - 9.6%
Accor SA (a)	1,838	46,794
Aeroports de Paris SA	291	28,435
Air Liquide SA	4,533	662,559
Alstom SA (a)	1,840	82,210
Amundi SA (b)	602	39,473
Arkema SA	680	66,588
Atos Origin SA (a)	939	64,085
AXA SA	18,536	297,675
bioMerieux SA	412	61,323
BNP Paribas SA (a)	10,785	376,125
Bollore SA	8,974	32,149
Bouygues SA	2,196	71,996
Bureau Veritas SA	2,836	62,261
Capgemini SA	1,540	177,814
Carrefour SA	5,878	91,460
CNP Assurances	1,535	17,287
Compagnie de St. Gobain (a)	4,961	193,248
Covivio	451	26,841
Credit Agricole SA (a)	11,048	87,396
Danone SA	5,920	328,354
Dassault Aviation SA (a)	24	20,013
Dassault Systemes SA	1,257	214,544
Edenred SA	2,346	109,400
EDF SA	5,955	69,133
Eiffage SA (a)	794	57,629
ENGIE (a)	17,511	211,794
Essilor International SA	2,726	337,168
Eurazeo SA (a)	409	18,596
Faurecia SA (a)	707	26,794
Gecina SA	445	55,248
Groupe Eurotunnel SA (a)	4,259	57,241
Hermes International SCA	303	281,958
ICADE	285	14,406
Iliad SA	132	25,520
Ipsen SA	343	31,219
JCDecaux SA (a)	760	11,728
Kering SA	726	438,410
Klepierre SA	1,807	22,887
L'Oreal SA	2,407	777,908
La Francaise des Jeux SAEM (b)	780	29,233
Legrand SA	2,558	189,118
LVMH Moet Hennessy Louis Vuitton SE	2,663	1,248,275
Michelin CGDE Series B	1,627	175,542
Natixis SA (a)	9,581	22,272
Orange SA	19,120	214,710
Orpea (a)	501	50,028
Pernod Ricard SA	2,032	327,533
Peugeot Citroen SA	5,651	101,552
Publicis Groupe SA	2,158	74,897
Remy Cointreau SA	227	38,334
Renault SA	1,876	46,440
Safran SA (a)	3,073	324,140
Sanofi SA	10,816	976,613
Sartorius Stedim Biotech	268	101,628
Schneider Electric SA	5,299	643,863
SCOR SE	1,576	38,274
SEB SA	223	36,256
Societe Generale Series A	7,767	105,537
Sodexo SA	855	54,867
SR Teleperformance SA	563	168,973
Suez Environnement SA	3,423	62,669
Thales SA	1,022	66,512
Total SA	23,712	718,396
Ubisoft Entertainment SA (a)	863	76,126
Valeo SA	2,214	66,965
Veolia Environnement SA	5,161	96,112
VINCI SA	4,953	391,213
Vivendi SA	7,954	229,645
Wendel SA	255	22,096
Worldline SA (a)(b)	2,225	164,913

TOTAL FRANCE		12,458,401

Germany - 8.1%
adidas AG	1,826	542,296
Allianz SE	4,001	703,904
BASF AG	8,809	482,365
Bayer AG	9,418	442,557
Bayerische Motoren Werke AG (BMW)	3,188	217,873
Beiersdorf AG	966	101,142
Brenntag AG	1,485	94,915
Carl Zeiss Meditec AG	370	47,789
Commerzbank AG	9,621	45,325
Continental AG	1,057	112,307
Covestro AG (b)	1,760	83,980
Daimler AG (Germany)	8,211	424,595
Delivery Hero AG (a)(b)	1,226	141,044
Deutsche Bank AG (a)	18,823	173,207
Deutsche Borse AG	1,821	267,967
Deutsche Lufthansa AG (a)	2,869	24,633
Deutsche Post AG	9,484	420,172
Deutsche Telekom AG	31,984	486,117
Deutsche Wohnen AG (Bearer)	3,276	165,321
E.ON AG	21,545	224,373
Evonik Industries AG	2,019	48,604
Fraport AG Frankfurt Airport Services Worldwide	424	15,318
Fresenius Medical Care AG & Co. KGaA	2,045	156,161
Fresenius SE & Co. KGaA	4,010	148,701
GEA Group AG	1,432	47,648
Hannover Reuck SE	578	83,944
HeidelbergCement AG	1,427	81,635
Henkel AG & Co. KGaA	1,003	90,706
Hochtief AG	252	18,549
Infineon Technologies AG	11,986	333,704
KION Group AG	614	47,797
Knorr-Bremse AG	695	80,482
Lanxess AG	766	38,825
LEG Immobilien AG	682	92,154
Merck KGaA	1,232	182,441
Metro Wholesale & Food Specialist AG	1,686	16,534
MTU Aero Engines Holdings AG	510	87,047
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,349	315,479
Nemetschek Se	575	41,587
Puma AG	940	82,152
RWE AG	6,160	228,069
SAP SE	10,011	1,068,020
Scout24 AG (b)	1,029	82,871
Siemens AG	7,336	860,368
Siemens Healthineers AG (b)	2,564	110,055
Symrise AG	1,234	152,125
TeamViewer AG (a)(b)	1,439	63,350
Telefonica Deutschland Holding AG	9,477	23,918
Thyssenkrupp AG (a)	4,088	19,497
Uniper SE	1,939	57,947
United Internet AG	943	33,058
Volkswagen AG	325	50,569
Vonovia SE	4,941	315,464
Zalando SE (a)(b)	1,454	135,777

TOTAL GERMANY		10,412,438

Hong Kong - 2.5%
AIA Group Ltd.	116,000	1,103,992
Bank of East Asia Ltd.	12,404	22,336
BOC Hong Kong (Holdings) Ltd.	35,500	98,452
CLP Holdings Ltd.	16,000	147,153
Galaxy Entertainment Group Ltd.	21,000	138,420
Hang Lung Properties Ltd.	20,000	48,552
Hang Seng Bank Ltd.	7,300	112,243
Henderson Land Development Co. Ltd.	13,700	48,390
Hong Kong & China Gas Co. Ltd.	102,335	147,649
Hong Kong Exchanges and Clearing Ltd.	11,446	546,573
Link (REIT)	19,660	149,748
MTR Corp. Ltd.	15,534	76,843
New World Development Co. Ltd.	14,750	70,206
PCCW Ltd.	42,758	25,702
Power Assets Holdings Ltd.	13,500	69,394
Sino Land Ltd.	32,083	37,908
SJM Holdings Ltd.	18,000	18,644
Sun Hung Kai Properties Ltd.	12,500	160,898
Swire Pacific Ltd. (A Shares)	4,500	20,521
Swire Properties Ltd.	11,000	29,442
Techtronic Industries Co. Ltd.	13,000	173,389

TOTAL HONG KONG		3,246,455

Ireland - 0.8%
CRH PLC	7,519	263,103
DCC PLC (United Kingdom)	944	61,441
Flutter Entertainment PLC (Ireland)	1,479	257,602
James Hardie Industries PLC CDI	4,248	103,141
Kerry Group PLC Class A	1,521	181,926
Kingspan Group PLC (Ireland)	1,473	128,407
Smurfit Kappa Group PLC	2,169	81,644

TOTAL IRELAND		1,077,264

Isle of Man - 0.1%
Gaming VC Holdings SA (a)	5,658	70,822
Israel - 0.6%
Azrieli Group	402	18,957
Bank Hapoalim BM (Reg.)	10,887	63,783
Bank Leumi le-Israel BM	14,191	67,169
Check Point Software Technologies Ltd. (a)	1,113	126,392
CyberArk Software Ltd. (a)	351	34,802
Elbit Systems Ltd. (Israel)	264	29,874
Icl Group Ltd.	6,589	23,984
Israel Discount Bank Ltd. (Class A)	10,824	30,460
Mizrahi Tefahot Bank Ltd.	1,441	28,135
NICE Systems Ltd. (a)	593	135,630
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	10,462	91,229
Wix.com Ltd. (a)(c)	490	121,187

TOTAL ISRAEL		771,602

Italy - 1.7%
Assicurazioni Generali SpA	10,471	140,365
Atlantia SpA (a)	4,746	72,713
Davide Campari Milano NV	5,782	60,364
DiaSorin S.p.A.	250	54,884
Enel SpA	77,973	619,925
Eni SpA	24,324	170,391
FinecoBank SpA	5,878	80,438
Infrastrutture Wireless Italiane SpA (b)	2,164	23,388
Intesa Sanpaolo SpA	158,684	263,432
Leonardo SpA	3,747	17,840
Mediobanca SpA	6,103	43,273
Moncler SpA	1,854	74,192
Nexi SpA (a)(b)	4,214	64,734
Pirelli & C. SpA (b)	4,150	17,303
Poste Italiane SpA (b)	4,832	39,393
Prysmian SpA	2,375	64,559
Recordati SpA	1,035	53,629
Snam Rete Gas SpA	19,439	94,860
Telecom Italia SpA	82,020	27,860
Telecom Italia SpA (Risparmio Shares)	57,547	20,931
Terna SpA	13,468	91,039
UniCredit SpA	20,329	151,551

TOTAL ITALY		2,247,064

Japan - 25.9%
ABC-MART, Inc.	300	15,217
ACOM Co. Ltd.	3,500	15,729
Advantest Corp.	1,900	110,054
AEON Co. Ltd.	6,300	160,954
AEON MALL Co. Ltd.	900	14,039
Agc, Inc.	1,900	59,329
Air Water, Inc.	1,900	27,147
Aisin Seiki Co. Ltd.	1,500	45,447
Ajinomoto Co., Inc.	4,500	90,408
Alfresa Holdings Corp.	1,900	34,789
Amada Co. Ltd.	3,100	26,981
Ana Holdings, Inc. (a)	1,200	26,173
Aozora Bank Ltd.	1,100	18,072
Asahi Group Holdings	4,400	136,167
ASAHI INTECC Co. Ltd.	1,800	55,779
Asahi Kasei Corp.	12,000	103,987
Astellas Pharma, Inc.	17,800	244,090
Bandai Namco Holdings, Inc.	1,900	141,996
Bank of Kyoto Ltd.	500	22,082
Benesse Holdings, Inc.	700	16,503
Bridgestone Corp.	5,200	169,494
Brother Industries Ltd.	2,200	33,995
Calbee, Inc.	800	24,541
Canon, Inc.	9,600	167,100
Casio Computer Co. Ltd.	1,900	28,865
Central Japan Railway Co.	1,400	169,287
Chiba Bank Ltd.	5,300	27,376
Chubu Electric Power Co., Inc.	6,200	69,451
Chugai Pharmaceutical Co. Ltd.	6,400	247,040
Chugoku Electric Power Co., Inc.	2,900	36,435
Coca-Cola West Co. Ltd.	1,100	15,528
Concordia Financial Group Ltd.	10,500	34,661
Cosmos Pharmaceutical Corp.	200	33,968
CyberAgent, Inc.	1,000	62,898
Dai Nippon Printing Co. Ltd.	2,400	44,711
Dai-ichi Mutual Life Insurance Co.	10,300	153,835
Daicel Chemical Industries Ltd.	2,200	15,701
Daifuku Co. Ltd.	1,000	103,118
Daiichi Sankyo Kabushiki Kaisha	16,200	427,577
Daikin Industries Ltd.	2,400	449,120
Dainippon Sumitomo Pharma Co. Ltd.	1,840	21,567
Daito Trust Construction Co. Ltd.	600	54,579
Daiwa House Industry Co. Ltd.	5,400	141,884
Daiwa House REIT Investment Corp.	20	46,265
Daiwa Securities Group, Inc.	14,100	57,131
DENSO Corp.	4,200	195,706
Dentsu Group, Inc.	2,100	60,539
Disco Corp.	300	80,973
East Japan Railway Co.	2,900	151,651
Eisai Co. Ltd.	2,400	186,609
Electric Power Development Co. Ltd.	1,300	17,569
FamilyMart Co. Ltd.	1,700	37,367
FANUC Corp.	1,800	380,205
Fast Retailing Co. Ltd.	600	418,525
Fuji Electric Co. Ltd.	1,200	36,388
Fujifilm Holdings Corp.	3,500	178,474
Fujitsu Ltd.	1,900	224,798
Fukuoka Financial Group, Inc.	1,600	26,764
GLP J-REIT	36	55,499
GMO Payment Gateway, Inc.	400	49,011
Hakuhodo DY Holdings, Inc.	2,200	28,031
Hamamatsu Photonics K.K.	1,300	65,416
Hankyu Hanshin Holdings, Inc.	2,200	67,173
Hikari Tsushin, Inc.	155	36,354
Hino Motors Ltd.	2,500	19,154
Hirose Electric Co. Ltd.	300	41,875
Hisamitsu Pharmaceutical Co., Inc.	500	23,917
Hitachi Construction Machinery Co. Ltd.	1,000	24,663
Hitachi Ltd.	9,300	313,450
Hitachi Metals Ltd.	1,900	25,196
Honda Motor Co. Ltd.	15,600	368,986
Hoshizaki Corp.	500	39,930
Hoya Corp.	3,600	406,285
Hulic Co. Ltd.	2,800	25,936
Idemitsu Kosan Co. Ltd.	1,982	40,084
Iida Group Holdings Co. Ltd.	1,300	23,520
INPEX Corp.	9,800	46,476
Isetan Mitsukoshi Holdings Ltd.	3,500	17,046
Isuzu Motors Ltd.	5,400	43,813
IT Holdings Corp.	2,200	42,075
ITO EN Ltd.	500	31,667
Itochu Corp.	12,900	309,839
ITOCHU Techno-Solutions Corp.	900	30,535
Japan Airlines Co. Ltd.	1,000	17,466
Japan Airport Terminal Co. Ltd.	500	21,716
Japan Exchange Group, Inc.	4,900	119,625
Japan Post Bank Co. Ltd.	3,800	30,308
Japan Post Holdings Co. Ltd.	15,100	103,608
Japan Post Insurance Co. Ltd.	2,300	36,458
Japan Prime Realty Investment Corp.	7	18,918
Japan Real Estate Investment Corp.	13	63,709
Japan Retail Fund Investment Corp.	24	34,594
Japan Tobacco, Inc.	11,500	216,513
JFE Holdings, Inc.	4,500	31,618
JGC Corp.	2,200	18,089
JSR Corp.	2,000	45,204
JTEKT Corp.	1,800	14,344
JX Holdings, Inc.	29,300	98,867
Kajima Corp.	4,400	47,016
Kakaku.com, Inc.	1,400	36,998
Kamigumi Co. Ltd.	900	16,102
Kansai Electric Power Co., Inc.	6,800	61,883
Kansai Paint Co. Ltd.	1,800	46,408
Kao Corp.	4,600	327,514
Kawasaki Heavy Industries Ltd.	1,300	15,531
KDDI Corp.	15,500	419,352
Keihan Electric Railway Co., Ltd.	900	34,191
Keihin Electric Express Railway Co. Ltd.	2,000	27,969
Keio Corp.	1,000	58,117
Keisei Electric Railway Co.	1,200	33,569
Keyence Corp.	1,700	771,498
Kikkoman Corp.	1,400	69,720
Kintetsu Group Holdings Co. Ltd.	1,700	67,924
Kirin Holdings Co. Ltd.	7,900	142,424
Kobayashi Pharmaceutical Co. Ltd.	500	48,723
Kobe Bussan Co. Ltd.	1,200	33,762
Koito Manufacturing Co. Ltd.	1,000	48,224
Komatsu Ltd.	8,400	189,382
Konami Holdings Corp.	900	35,224
Kose Corp.	300	38,243
Kubota Corp.	10,000	173,781
Kuraray Co. Ltd.	2,900	26,822
Kurita Water Industries Ltd.	900	26,778
Kyocera Corp.	3,100	170,725
Kyowa Hakko Kirin Co., Ltd.	2,700	67,050
Kyushu Electric Power Co., Inc.	3,500	29,342
Kyushu Railway Co.	1,400	29,779
Lasertec Corp.	700	60,635
Lawson, Inc.	500	22,973
LINE Corp. (a)	400	20,525
Lion Corp.	2,200	44,861
LIXIL Group Corp.	2,500	54,286
M3, Inc.	4,200	283,650
Makita Corp.	2,200	97,248
Marubeni Corp.	15,900	83,017
Marui Group Co. Ltd.	1,900	34,337
Maruichi Steel Tube Ltd.	500	11,471
Mazda Motor Corp.	5,200	27,304
McDonald's Holdings Co. (Japan) Ltd.	600	28,453
Mebuki Financial Group, Inc.	9,700	19,489
Medipal Holdings Corp.	1,700	30,304
Meiji Holdings Co. Ltd.	1,100	79,694
Mercari, Inc. (a)	800	33,634
Minebea Mitsumi, Inc.	3,500	63,215
Misumi Group, Inc.	2,700	80,189
Mitsubishi Chemical Holdings Corp.	12,400	69,789
Mitsubishi Corp.	13,000	290,048
Mitsubishi Electric Corp.	17,500	225,380
Mitsubishi Estate Co. Ltd.	11,300	168,549
Mitsubishi Gas Chemical Co., Inc.	1,500	27,344
Mitsubishi Heavy Industries Ltd.	3,100	66,604
Mitsubishi Materials Corp.	1,000	18,349
Mitsubishi Motors Corp. of Japan	7,100	13,022
Mitsubishi UFJ Financial Group, Inc.	117,300	462,385
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	14,829
Mitsui & Co. Ltd.	15,900	249,050
Mitsui Chemicals, Inc.	1,700	43,541
Mitsui Fudosan Co. Ltd.	8,900	151,545
Miura Co. Ltd.	800	37,692
Mizuho Financial Group, Inc.	23,160	285,147
MonotaRO Co. Ltd.	1,200	66,374
MS&AD Insurance Group Holdings, Inc.	4,300	117,671
Murata Manufacturing Co. Ltd.	5,500	385,708
Nabtesco Corp.	1,100	41,094
Nagoya Railroad Co. Ltd.	1,800	47,979
NEC Corp.	2,400	120,888
New Hampshire Foods Ltd.	800	32,770
Nexon Co. Ltd.	4,600	128,206
NGK Insulators Ltd.	2,600	37,143
NGK Spark Plug Co. Ltd.	1,500	26,380
Nidec Corp.	4,300	434,309
Nihon M&A Center, Inc.	1,400	82,210
Nikon Corp.	2,800	17,064
Nintendo Co. Ltd.	1,100	594,758
Nippon Building Fund, Inc.	14	70,711
Nippon Express Co. Ltd.	700	39,256
Nippon Paint Holdings Co. Ltd.	1,400	126,112
Nippon Prologis REIT, Inc.	21	69,120
Nippon Shinyaku Co. Ltd.	400	28,582
Nippon Steel & Sumitomo Metal Corp.	7,800	75,653
Nippon Telegraph & Telephone Corp.	12,300	258,741
Nippon Yusen KK	1,500	27,686
Nissan Chemical Corp.	1,200	63,685
Nissan Motor Co. Ltd.	22,300	78,954
Nisshin Seifun Group, Inc.	1,800	27,106
Nissin Food Holdings Co. Ltd.	600	51,954
Nitori Holdings Co. Ltd.	800	164,445
Nitto Denko Corp.	1,500	105,384
NKSJ Holdings, Inc.	3,200	119,475
Nomura Holdings, Inc.	30,100	134,801
Nomura Real Estate Holdings, Inc.	1,100	19,213
Nomura Real Estate Master Fund, Inc.	42	50,154
Nomura Research Institute Ltd.	3,100	91,380
NSK Ltd.	3,600	28,822
NTT Data Corp.	6,100	68,846
NTT DOCOMO, Inc.	10,900	405,864
Obayashi Corp.	6,300	52,721
OBIC Co. Ltd.	700	123,930
Odakyu Electric Railway Co. Ltd.	2,900	69,984
Oji Holdings Corp.	7,900	33,294
Olympus Corp.	11,200	214,414
OMRON Corp.	1,800	129,971
Ono Pharmaceutical Co. Ltd.	3,500	99,838
Oracle Corp. Japan	400	39,976
Oriental Land Co. Ltd.	1,900	265,958
ORIX Corp.	12,700	148,530
ORIX JREIT, Inc.	24	33,730
Osaka Gas Co. Ltd.	3,600	68,365
Otsuka Corp.	1,000	45,952
Otsuka Holdings Co. Ltd.	3,700	137,035
Pan Pacific International Holdings Ltd.	4,000	84,874
Panasonic Corp.	21,200	195,836
Park24 Co. Ltd.	1,000	13,508
PeptiDream, Inc. (a)	900	41,592
Persol Holdings Co., Ltd.	1,600	24,234
Pigeon Corp.	1,100	50,657
Pola Orbis Holdings, Inc.	800	15,775
Rakuten, Inc.	8,300	80,752
Recruit Holdings Co. Ltd.	12,200	464,218
Renesas Electronics Corp. (a)	7,700	63,561
Resona Holdings, Inc.	20,100	66,269
Ricoh Co. Ltd.	6,600	43,344
Rinnai Corp.	300	29,561
ROHM Co. Ltd.	900	69,198
Ryohin Keikaku Co. Ltd.	2,400	50,374
Santen Pharmaceutical Co. Ltd.	3,500	62,356
SBI Holdings, Inc. Japan	2,200	50,713
SCSK Corp.	500	24,861
Secom Co. Ltd.	2,000	168,958
Sega Sammy Holdings, Inc.	1,800	22,557
Seibu Holdings, Inc.	2,200	21,995
Seiko Epson Corp.	2,600	30,196
Sekisui Chemical Co. Ltd.	3,500	54,559
Sekisui House Ltd.	6,000	99,680
Seven & i Holdings Co. Ltd.	7,200	218,842
Seven Bank Ltd.	5,300	12,163
SG Holdings Co. Ltd.	3,000	72,361
Sharp Corp.	2,000	23,127
Shimadzu Corp.	2,100	60,046
Shimamura Co. Ltd.	200	21,322
SHIMANO, Inc.	700	160,101
SHIMIZU Corp.	5,500	38,188
Shin-Etsu Chemical Co. Ltd.	3,400	454,127
Shinsei Bank Ltd.	1,400	16,844
Shionogi & Co. Ltd.	2,600	122,642
Shiseido Co. Ltd.	3,800	235,247
Shizuoka Bank Ltd.	3,800	25,558
Showa Denko K.K.	1,400	23,805
SMC Corp.	500	265,953
SoftBank Corp.	27,800	323,522
SoftBank Group Corp.	15,000	977,007
Sohgo Security Services Co., Ltd.	700	32,616
Sony Corp.	12,100	1,008,734
Square Enix Holdings Co. Ltd.	900	52,293
Stanley Electric Co. Ltd.	1,200	34,176
Subaru Corp.	5,900	108,283
Sumco Corp.	2,400	36,604
Sumitomo Chemical Co. Ltd.	14,700	48,086
Sumitomo Corp.	11,400	124,723
Sumitomo Electric Industries Ltd.	7,300	80,593
Sumitomo Heavy Industries Ltd.	1,000	21,433
Sumitomo Metal Mining Co. Ltd.	2,200	68,384
Sumitomo Mitsui Financial Group, Inc.	12,500	346,024
Sumitomo Mitsui Trust Holdings, Inc.	3,200	86,040
Sumitomo Realty & Development Co. Ltd.	3,000	80,278
Sumitomo Rubber Industries Ltd.	1,500	13,194
Sundrug Co. Ltd.	700	25,992
Suntory Beverage & Food Ltd.	1,300	44,834
Suzuken Co. Ltd.	600	21,660
Suzuki Motor Corp.	3,500	150,317
Sysmex Corp.	1,600	150,286
T&D Holdings, Inc.	5,300	52,969
Taiheiyo Cement Corp.	1,100	25,819
Taisei Corp.	1,800	56,012
Taisho Pharmaceutical Holdings Co. Ltd.	360	21,661
Taiyo Nippon Sanso Corp.	1,400	20,526
Takeda Pharmaceutical Co. Ltd.	15,141	467,896
TDK Corp.	1,200	141,121
Teijin Ltd.	1,700	26,041
Terumo Corp.	6,200	228,185
THK Co. Ltd.	1,100	29,199
Tobu Railway Co. Ltd.	1,800	51,077
Toho Co. Ltd.	1,100	43,561
Toho Gas Co. Ltd.	700	36,135
Tohoku Electric Power Co., Inc.	4,200	37,057
Tokio Marine Holdings, Inc.	6,100	272,638
Tokyo Century Corp.	400	19,611
Tokyo Electric Power Co., Inc. (a)	14,000	36,125
Tokyo Electron Ltd.	1,400	375,775
Tokyo Gas Co. Ltd.	3,600	81,574
Tokyu Corp.	4,900	58,137
Tokyu Fudosan Holdings Corp.	6,100	26,656
Toppan Printing Co. Ltd.	2,400	30,519
Toray Industries, Inc.	13,400	60,634
Toshiba Corp.	3,700	93,595
Tosoh Corp.	2,400	38,903
Toto Ltd.	1,400	63,918
Toyo Suisan Kaisha Ltd.	900	44,789
Toyoda Gosei Co. Ltd.	600	15,249
Toyota Industries Corp.	1,400	90,473
Toyota Motor Corp.	20,300	1,332,632
Toyota Tsusho Corp.	2,000	55,811
Trend Micro, Inc.	1,300	72,820
Tsuruha Holdings, Inc.	400	56,010
Unicharm Corp.	3,900	180,457
United Urban Investment Corp.	27	28,827
USS Co. Ltd.	2,000	36,581
Welcia Holdings Co. Ltd.	1,000	39,191
West Japan Railway Co.	1,600	68,636
Yakult Honsha Co. Ltd.	1,200	58,072
Yamada Holdings Co. Ltd.	6,600	32,180
Yamaha Corp.	1,300	61,627
Yamaha Motor Co. Ltd.	2,600	37,175
Yamato Holdings Co. Ltd.	3,000	79,411
Yamazaki Baking Co. Ltd.	1,100	18,068
Yaskawa Electric Corp.	2,300	89,433
Yokogawa Electric Corp.	2,100	30,873
Yokohama Rubber Co. Ltd.	1,100	15,801
Z Holdings Corp.	25,400	177,116
Zozo, Inc.	1,000	25,368

TOTAL JAPAN		33,495,389

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	6,875	93,297
Aroundtown SA	11,048	52,974
Eurofins Scientific SA (a)	126	100,345
SES SA (France) (depositary receipt)	3,619	28,889
Tenaris SA	4,474	21,350

TOTAL LUXEMBOURG		296,855

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	24,500	24,935
HKT Trust/HKT Ltd. unit	37,000	47,822

TOTAL MULTI-NATIONAL		72,757

Netherlands - 5.3%
ABN AMRO Group NV GDR (a)(b)	4,241	34,802
Adyen BV (a)(b)	173	290,769
AEGON NV	17,314	46,575
AerCap Holdings NV (a)	1,227	30,466
Airbus Group NV	5,634	412,218
Akzo Nobel NV	1,863	179,438
Altice Europe NV Class A (a)	5,550	27,335
Argenx SE (a)	429	107,053
ASML Holding NV (Netherlands)	4,081	1,476,518
CNH Industrial NV	9,801	76,022
EXOR NV	1,054	54,748
Ferrari NV	1,207	215,288
Fiat Chrysler Automobiles NV (Italy)	10,497	128,879
Heineken Holding NV	1,103	85,234
Heineken NV (Bearer)	2,485	220,535
ING Groep NV (Certificaten Van Aandelen)	37,381	256,049
Koninklijke Ahold Delhaize NV	10,548	289,797
Koninklijke DSM NV	1,652	264,454
Koninklijke KPN NV	34,315	92,677
Koninklijke Philips Electronics NV	8,771	406,244
NN Group NV	2,800	97,635
Prosus NV	4,673	466,534
QIAGEN NV (Germany) (a)	2,211	104,984
Randstad NV	1,164	58,171
STMicroelectronics NV (France)	6,101	186,106
Takeaway.com Holding BV (a)(b)	1,214	135,054
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,327	53,938
Unilever NV	14,010	792,178
Vopak NV	655	34,046
Wolters Kluwer NV	2,620	212,315

TOTAL NETHERLANDS		6,836,062

New Zealand - 0.3%
Auckland International Airport Ltd.	11,349	52,499
Fisher & Paykel Healthcare Corp.	5,520	127,702
Mercury Nz Ltd.	6,020	21,283
Meridian Energy Ltd.	12,026	42,149
Ryman Healthcare Group Ltd.	3,645	33,731
Spark New Zealand Ltd.	18,721	55,558
The a2 Milk Co. Ltd. (a)	7,096	68,712

TOTAL NEW ZEALAND		401,634

Norway - 0.5%
Adevinta ASA Class B (a)	2,306	35,629
DNB ASA	9,094	122,598
Equinor ASA	9,572	121,572
Gjensidige Forsikring ASA	1,955	37,127
Mowi ASA	4,212	66,467
Norsk Hydro ASA	12,679	35,500
Orkla ASA	7,204	67,975
Schibsted ASA (B Shares)	859	30,827
Telenor ASA	6,920	106,700
Yara International ASA	1,740	60,602

TOTAL NORWAY		684,997

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	19,612	35,409
Portugal - 0.2%
Energias de Portugal SA	26,533	130,776
Galp Energia SGPS SA Class B	4,886	39,680
Jeronimo Martins SGPS SA	2,508	39,842

TOTAL PORTUGAL		210,298

Singapore - 1.0%
Ascendas Real Estate Investment Trust	29,412	62,063
CapitaLand Ltd.	26,397	49,674
CapitaMall Trust	43,180	54,733
City Developments Ltd.	4,200	19,504
DBS Group Holdings Ltd.	17,200	256,209
Genting Singapore Ltd.	61,000	28,805
Jardine Cycle & Carriage Ltd.	900	11,707
Keppel Corp. Ltd.	14,400	46,274
Mapletree Commercial Trust	21,400	26,983
Mapletree Logistics Trust (REIT)	26,600	37,998
Mapletree Logistics Trust (REIT) rights 11/10/20 (a)	505	0
Oversea-Chinese Banking Corp. Ltd.	32,176	198,453
Singapore Airlines Ltd.	12,450	30,896
Singapore Exchange Ltd.	8,000	50,739
Singapore Technologies Engineering Ltd.	14,500	37,067
Singapore Telecommunications Ltd.	78,100	116,098
Suntec (REIT)	20,400	20,034
United Overseas Bank Ltd.	11,200	155,618
UOL Group Ltd.	4,400	20,056
Venture Corp. Ltd.	2,500	35,242
Wilmar International Ltd.	19,100	56,546
Yangzijiang Shipbuilding Holdings Ltd.	27,100	18,245

TOTAL SINGAPORE		1,332,944

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	2,501	59,451
Aena Sme SA (a)(b)	648	87,243
Amadeus IT Holding SA Class A	4,317	206,089
Banco Bilbao Vizcaya Argentaria SA	63,971	184,566
Banco Santander SA (Spain)	159,425	319,258
Bankinter SA	6,659	24,949
CaixaBank SA	34,453	62,863
Cellnex Telecom SA (b)	3,020	193,870
Enagas SA	2,383	51,427
Endesa SA	3,053	81,816
Ferrovial SA	4,637	100,314
Gas Natural SDG SA	2,912	54,094
Grifols SA	2,852	77,027
Iberdrola SA	57,254	675,144
Inditex SA	10,465	258,265
MAPFRE SA (Reg.)	9,432	14,215
Red Electrica Corporacion SA	4,160	73,280
Repsol SA	14,107	88,565
Siemens Gamesa Renewable Energy SA	2,230	63,189
Telefonica SA	46,607	151,614

TOTAL SPAIN		2,827,239

Sweden - 3.1%
Alfa Laval AB	3,040	61,665
ASSA ABLOY AB (B Shares)	9,612	206,009
Atlas Copco AB:
(A Shares)	6,353	280,510
(B Shares)	3,836	147,131
Boliden AB	2,619	71,579
Electrolux AB (B Shares)	2,088	47,141
Epiroc AB:
Class A	6,269	93,700
Class B	3,786	54,290
EQT AB	2,345	44,682
Ericsson (B Shares)	27,978	312,361
Essity AB Class B	5,807	168,303
Evolution Gaming Group AB (b)	1,218	90,477
H&M Hennes & Mauritz AB (B Shares)	7,706	125,223
Hexagon AB (B Shares)	2,697	197,129
Husqvarna AB (B Shares)	3,940	40,735
ICA Gruppen AB	999	47,298
Industrivarden AB (C Shares)	1,524	38,980
Investor AB (B Shares)	4,354	261,483
Kinnevik AB (B Shares)	2,354	96,597
Latour Investment AB Class B	1,494	34,889
Lundbergfoeretagen AB	693	31,198
Lundin Petroleum AB	1,847	35,255
Nibe Industrier AB (B Shares)	2,987	72,037
Sandvik AB	10,826	192,974
Securitas AB (B Shares)	2,897	41,005
Skandinaviska Enskilda Banken AB (A Shares) (a)	15,602	133,781
Skanska AB (B Shares)	3,285	61,762
SKF AB (B Shares)	3,703	75,821
Svenska Cellulosa AB (SCA) (B Shares)	5,785	78,502
Svenska Handelsbanken AB (A Shares) (a)	14,913	120,835
Swedbank AB (A Shares) (a)	8,685	136,155
Swedish Match Co. AB	1,561	117,640
Tele2 AB (B Shares)	4,858	57,624
Telia Co. AB	24,213	92,842
Volvo AB (B Shares)	14,257	277,421

TOTAL SWEDEN		3,945,034

Switzerland - 10.1%
ABB Ltd. (Reg.)	17,683	429,078
Adecco SA (Reg.)	1,496	73,417
Alcon, Inc. (Switzerland) (a)	4,716	267,957
Baloise Holdings AG	445	60,809
Banque Cantonale Vaudoise	264	25,567
Barry Callebaut AG	28	57,805
Clariant AG (Reg.)	1,843	31,596
Coca-Cola HBC AG	1,925	43,767
Compagnie Financiere Richemont SA Series A	5,010	313,144
Credit Suisse Group AG	23,294	219,695
Ems-Chemie Holding AG	76	66,804
Galenica AG	435	48,934
Geberit AG (Reg.)	356	202,663
Givaudan SA	89	362,620
Julius Baer Group Ltd.	2,147	95,859
Kuehne & Nagel International AG	518	103,436
LafargeHolcim Ltd. (Reg.)	5,025	215,643
Lindt & Spruengli AG	1	86,482
Lindt & Spruengli AG (participation certificate)	10	79,285
Logitech International SA (Reg.)	1,576	132,687
Lonza Group AG	713	432,014
Nestle SA (Reg. S)	28,543	3,210,463
Novartis AG	21,263	1,656,868
Partners Group Holding AG	179	161,363
Roche Holding AG (participation certificate)	6,737	2,164,811
Schindler Holding AG:
(participation certificate)	391	99,994
(Reg.)	194	49,804
SGS SA (Reg.)	58	144,913
Siemens Energy AG (a)	3,668	80,312
Sika AG	1,360	334,753
Sonova Holding AG Class B	528	125,241
Straumann Holding AG	99	103,216
Swatch Group AG (Bearer)	283	59,859
Swatch Group AG (Bearer) (Reg.)	481	19,640
Swiss Life Holding AG	306	102,851
Swiss Prime Site AG	728	61,213
Swiss Re Ltd.	2,826	202,608
Swisscom AG	249	126,625
Temenos Group AG	628	67,420
UBS Group AG	35,160	408,177
Zurich Insurance Group Ltd.	1,435	476,629

TOTAL SWITZERLAND		13,006,022

United Kingdom - 12.1%
3i Group PLC	9,299	115,770
Admiral Group PLC	1,840	65,552
Anglo American PLC (United Kingdom)	11,777	276,337
Antofagasta PLC	3,924	52,335
Ashtead Group PLC	4,318	156,631
Associated British Foods PLC	3,414	75,078
AstraZeneca PLC (United Kingdom)	12,579	1,263,001
Auto Trader Group PLC (b)	9,406	70,718
Aveva Group PLC	585	32,513
Aviva PLC	37,505	125,101
BAE Systems PLC	30,738	158,005
Barclays PLC (a)	166,065	230,179
Barratt Developments PLC	9,834	61,470
Berkeley Group Holdings PLC	1,212	63,701
BHP Billiton PLC	20,252	392,329
BP PLC	194,159	495,238
British American Tobacco PLC (United Kingdom)	21,988	696,918
British Land Co. PLC	8,731	39,430
BT Group PLC	85,255	111,994
Bunzl PLC	3,235	100,583
Burberry Group PLC	3,868	67,933
Coca-Cola European Partners PLC	1,970	70,349
Compass Group PLC	17,103	234,102
Croda International PLC	1,238	96,775
Diageo PLC	22,395	723,759
Direct Line Insurance Group PLC	13,632	46,535
Evraz PLC	4,783	22,276
GlaxoSmithKline PLC	48,070	802,697
Halma PLC	3,629	111,328
Hargreaves Lansdown PLC	3,217	56,367
Hikma Pharmaceuticals PLC	1,659	53,946
HSBC Holdings PLC (United Kingdom)	194,793	816,298
Imperial Brands PLC	9,065	143,743
Informa PLC	14,409	78,027
InterContinental Hotel Group PLC	1,668	84,621
Intertek Group PLC	1,547	111,671
J Sainsbury PLC	16,193	42,292
John David Group PLC	4,292	41,213
Johnson Matthey PLC	1,867	51,978
Kingfisher PLC	20,764	77,221
Land Securities Group PLC	6,897	45,506
Legal & General Group PLC	57,164	136,855
Lloyds Banking Group PLC	673,778	245,327
London Stock Exchange Group PLC	3,012	324,687
M&G PLC	25,686	48,800
Melrose Industries PLC	46,584	72,208
Mondi PLC	4,672	88,549
National Grid PLC	33,616	400,220
Next PLC	1,272	96,236
NMC Health PLC (a)	941	258
Ocado Group PLC (a)	4,426	130,503
Pearson PLC	7,212	47,648
Persimmon PLC	3,050	92,302
Prudential PLC	24,936	304,980
Reckitt Benckiser Group PLC	6,803	599,266
RELX PLC (London Stock Exchange)	18,537	366,824
Rentokil Initial PLC (a)	17,706	120,655
Rio Tinto PLC	10,755	608,318
Rolls-Royce Holdings PLC	18,526	17,117
Rolls-Royce Holdings PLC rights 11/6/20 (a)	61,753	31,200
Royal Bank of Scotland Group PLC	46,339	74,560
Royal Dutch Shell PLC:
Class A (United Kingdom)	39,114	492,034
Class B (United Kingdom)	35,653	429,952
RSA Insurance Group PLC	10,212	56,041
Sage Group PLC	10,413	85,743
Schroders PLC	1,232	41,721
Scottish & Southern Energy PLC	9,864	160,374
Segro PLC	11,210	130,993
Severn Trent PLC	2,312	72,783
Smith & Nephew PLC	8,370	145,338
Smiths Group PLC	3,828	65,932
Spirax-Sarco Engineering PLC	705	103,023
St. James's Place Capital PLC	5,109	59,515
Standard Chartered PLC (United Kingdom)	26,039	118,675
Standard Life PLC	22,271	64,773
Taylor Wimpey PLC	34,936	47,885
Tesco PLC	93,730	249,467
Unilever PLC	11,203	639,174
United Utilities Group PLC	6,513	72,850
Vodafone Group PLC	256,685	342,410
Whitbread PLC	1,925	53,543
WM Morrison Supermarkets PLC	23,378	49,336

TOTAL UNITED KINGDOM		15,649,595

TOTAL COMMON STOCKS
(Cost $130,356,168)		125,469,685

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	534	27,613
Fuchs Petrolub AG	638	32,828
Henkel AG & Co. KGaA	1,703	165,653
Porsche Automobil Holding SE (Germany)	1,469	78,700
Sartorius AG (non-vtg.)	341	144,323
Volkswagen AG	1,766	257,302

TOTAL GERMANY		706,419

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $679,604)		706,419

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.10% (d)	2,168,536	2,168,970
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	94,316	94,325
TOTAL MONEY MARKET FUNDS
(Cost $2,263,295)		2,263,295
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $133,299,067)		128,439,399
NET OTHER ASSETS (LIABILITIES) - 0.6%		790,758
NET ASSETS - 100%		$129,230,157

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	34	Dec. 2020	$3,032,630	$(161,108)	$(161,108)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $4,239,214.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,308,880 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,897
Fidelity Securities Lending Cash Central Fund	20
Total	$18,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,214,443	$1,710,061	$5,504,382	$--
Consumer Discretionary	15,411,967	6,180,100	9,231,867	--
Consumer Staples	14,863,930	4,533,248	10,330,682	--
Energy	3,389,407	434,362	2,955,045	--
Financials	19,463,911	6,888,029	12,575,882	--
Health Care	17,421,710	2,824,370	14,597,340	--
Industrials	19,262,714	7,617,975	11,644,739	--
Information Technology	10,568,950	2,182,537	8,386,413	--
Materials	9,563,372	4,290,897	5,272,475	--
Real Estate	3,940,219	1,625,477	2,314,742	--
Utilities	5,075,481	3,385,641	1,689,840	--
Money Market Funds	2,263,295	2,263,295	--	--
Total Investments in Securities:	$128,439,399	$43,935,992	$84,503,407	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(161,108)	$(161,108)	$--	$--
Total Liabilities	$(161,108)	$(161,108)	$--	$--
Total Derivative Instruments:	$(161,108)	$(161,108)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(161,108)
Total Equity Risk	0	(161,108)
Total Value of Derivatives	$0	$(161,108)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020
Assets
Investment in securities, at value (including securities loaned of $86,562) — See accompanying schedule: Unaffiliated issuers (cost $131,035,772)	$126,176,104
Fidelity Central Funds (cost $2,263,295)	2,263,295
Total Investment in Securities (cost $133,299,067)		$128,439,399
Segregated cash with brokers for derivative instruments		253,440
Cash		17,077
Foreign currency held at value (cost $67,346)		66,880
Receivable for fund shares sold		176,244
Dividends receivable		485,497
Distributions receivable from Fidelity Central Funds		183
Receivable from investment adviser for expense reductions		392
Other receivables		17
Total assets		129,439,129
Liabilities
Payable for investments purchased	$8
Payable for fund shares redeemed	53,149
Payable for daily variation margin on futures contracts	16,388
Other payables and accrued expenses	45,102
Collateral on securities loaned	94,325
Total liabilities		208,972
Net Assets		$129,230,157
Net Assets consist of:
Paid in capital		$133,731,488
Total accumulated earnings (loss)		(4,501,331)
Net Assets		$129,230,157
Net Asset Value, offering price and redemption price per share ($129,230,157 ÷ 13,546,263 shares)		$9.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2020
Investment Income
Dividends		$3,064,930
Non-Cash dividends		184,285
Interest		1,108
Income from Fidelity Central Funds (including $20 from security lending)		18,917
Income before foreign taxes withheld		3,269,240
Less foreign taxes withheld		(287,421)
Total income		2,981,819
Expenses
Custodian fees and expenses	$130,404
Independent trustees' fees and expenses	652
Miscellaneous	312
Total expenses before reductions	131,368
Expense reductions	(113,126)
Total expenses after reductions		18,242
Net investment income (loss)		2,963,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,341,050)
Fidelity Central Funds	(96)
Foreign currency transactions	(40,423)
Futures contracts	(362,174)
Total net realized gain (loss)		(1,743,743)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,135,677)
Assets and liabilities in foreign currencies	8,260
Futures contracts	(195,826)
Total change in net unrealized appreciation (depreciation)		(8,323,243)
Net gain (loss)		(10,066,986)
Net increase (decrease) in net assets resulting from operations		$(7,103,409)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,963,577	$1,720,804
Net realized gain (loss)	(1,743,743)	(318,609)
Change in net unrealized appreciation (depreciation)	(8,323,243)	3,931,618
Net increase (decrease) in net assets resulting from operations	(7,103,409)	5,333,813
Distributions to shareholders	(2,090,585)	(56,298)
Share transactions
Proceeds from sales of shares	58,502,909	90,340,890
Reinvestment of distributions	2,090,585	56,298
Cost of shares redeemed	(24,758,269)	(2,715,675)
Net increase (decrease) in net assets resulting from share transactions	35,835,225	87,681,513
Total increase (decrease) in net assets	26,641,231	92,959,028
Net Assets
Beginning of period	102,588,926	9,629,898
End of period	$129,230,157	$102,588,926
Other Information
Shares
Sold	6,056,616	9,096,286
Issued in reinvestment of distributions	201,018	6,180
Redeemed	(2,563,671)	(271,449)
Net increase (decrease)	3,693,963	8,831,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

Years ended October 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$9.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.33	.05
Net realized and unrealized gain (loss)	(.90)	.71	(.62)
Total from investment operations	(.66)	1.04	(.57)
Distributions from net investment income	(.20)	(.06)	–
Distributions from net realized gain	(.01)	–	–
Total distributions	(.21)	(.06)	–
Net asset value, end of period	$9.54	$10.41	$9.43
Total ReturnC,D	(6.52)%	11.06%	(5.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%	.24%	1.18%G
Expenses net of fee waivers, if any	.02%	.01%	.01%G
Expenses net of all reductions	.02%	.01%	.01%G
Net investment income (loss)	2.47%	3.33%	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$129,230	$102,589	$9,630
Portfolio turnover rateH	3%	2%	1%I

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2020

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,367,733
Gross unrealized depreciation	(19,746,230)
Net unrealized appreciation (depreciation)	$(5,378,497)
Tax Cost	$133,817,896

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,569,539
Capital loss carryforward	$(1,702,296)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,368,572)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(697,112)
Long-term	(1,005,184)
Total capital loss carryforward	$(1,702,296)

The tax character of distributions paid was as follows:

	October 31, 2020	October 31, 2019
Ordinary Income	$2,090,585	$ 56,298

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	42,417,065	3,881,708

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series International Index Fund	$273

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series International Index Fund	$2	$-	$-

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2023. The expense limitation prior to August 1, 2020 was .014%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $113,126.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series International Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from August 17, 2018 (commencement of operations) through October 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from August 17, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 16, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 305 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Lloyd James Austin, III (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

General Austin also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, General Austin (United States Army, Retired) held a variety of positions within the U.S. Government, including Commander, U.S. Central Command (2013-2016), Vice Chief of Staff, U.S. Army (2012-2013) and Commanding General, U.S. Forces – Iraq, Operation New Dawn (2010-2012). General Austin currently serves as a Partner of Pine Island Capital Partners (private equity, 2020-present) and as President of the Austin Strategy Group LLC (consulting, 2016-present). General Austin serves as a member of the Board of Directors of Nucor Corporation (steel products, 2017-present), as a member of the Board of Directors of Tenet Healthcare Corporation (2018-present) and as a member of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). In addition, General Austin currently serves as a member of the Board of Trustees of the Carnegie Corporation of New York (2017-present) and as a member of the Board of Trustees of Auburn University (2017-present). Previously, General Austin served as a member of the Board of Directors of United Technologies Corporation (aerospace, defense and building, 2016-2020).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2020

Member of the Advisory Board

Mr. Kennedy also serves as a Member of the Advisory Board of other Fidelity® funds. Previously, Mr. Kennedy held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Series International Index Fund	.01%
Actual		$1,000.00	$1,092.80	$.05
Hypothetical-C		$1,000.00	$1,025.09	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 86% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

Proposal 1 reflects trust wide proposal and voting results.

IIF-ANN-1220
1.9891249.102

Fidelity ZERO℠ Extended Market Index Fund

Fidelity ZERO℠ International Index Fund

Fidelity ZERO℠ Large Cap Index Fund

Fidelity ZERO℠ Total Market Index Fund

Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity ZERO℠ Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Large Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity ZERO℠ Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2020	Past 1 year	Life of fundA
Fidelity ZERO℠ Extended Market Index Fund	(0.06)%	(1.41)%

 A From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ Extended Market Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Extended Investable Market Index℠ performed over the same period.

Period Ending Values
$9,701	Fidelity ZERO℠ Extended Market Index Fund
$9,695	Fidelity U.S. Extended Investable Market Index℠

Fidelity ZERO℠ Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 9.71% for the 12 months ending October 31, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks had entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning March 24. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. The historic rally lasted until September 2, when the S&P 500 achieved an all-time high, before retreating through October 31. The loss of momentum reflected Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery is stalling, a second wave of COVID-19 cases, and stretched valuations and crowded positioning in big tech. Growth stocks dominated value shares for the year. By sector, information technology (+34%) led. In contrast, energy (-46%) fell hard along with the price of crude oil.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2020, the fund returned -0.06%, roughly in line with the -0.05% result of the benchmark Fidelity U.S. Extended Investable Market Index. By sector, stocks in the financials sector returned roughly -18% and detracted most. Real estate (-28%) and energy (-54%) also hurt. Other notable detractors included the utilities (-17%), materials (-2%), and industrials (-1%) sectors. Conversely, health care advanced approximately 36% and contributed most. Information technology stocks also helped, gaining about 17%. The consumer discretionary sector rose roughly 8%, driven by the retailing industry (+30%). Communication services gained 6%, boosted by the media & entertainment industry (+6%). The consumer staples sector (+4%) also contributed, lifted by the food, beverage & tobacco industry (+11%). Turning to individual stocks, the biggest individual detractor was National Oilwell Varco (-63%), from the energy sector. Also in energy, Targa Resources (-58%), Marathon Oil (-61%), and TechnipFMC (-67%) hurt. Spirit Aerosystem, within the capital goods group, returned approximately -72% and hindered the fund. Conversely, the biggest individual contributor was Immunomedics (+450%), from the pharmaceuticals, biotechnology & life sciences industry. In media & entertainment, Pinterest (+202%) helped. Wayfair, within the retailing segment, advanced about 201% and lifted the fund. Another contributor was Moderna (+271%), a stock in the pharmaceuticals, biotechnology & life sciences category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Zoom Video Communications, Inc. Class A	1.9
Match Group, Inc.	0.7
Pinterest, Inc. Class A	0.6
Teladoc Health, Inc.	0.5
Moderna, Inc.	0.5
Crowdstrike Holdings, Inc.	0.4
Wayfair LLC Class A	0.4
Horizon Therapeutics PLC	0.4
Etsy, Inc.	0.3
Catalent, Inc.	0.3
6.0

Top Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	18.4
Health Care	16.8
Industrials	14.8
Consumer Discretionary	13.6
Financials	12.3
Real Estate	6.7
Materials	4.9
Communication Services	4.4
Consumer Staples	3.6
Utilities	2.2

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.4%

Fidelity ZERO℠ Extended Market Index Fund

Schedule of Investments October 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	1,527	$68,257
Bandwidth, Inc. (a)	2,786	446,749
Cincinnati Bell, Inc. (a)	7,021	105,666
Cogent Communications Group, Inc.	5,660	315,828
Consolidated Communications Holdings, Inc. (a)	10,026	46,821
GCI Liberty, Inc. (a)	13,548	1,100,504
Iridium Communications, Inc. (a)	15,608	412,207
Liberty Latin America Ltd.:
Class A (a)	4,940	48,412
Class C (a)	26,733	259,845
ORBCOMM, Inc. (a)	11,469	49,317
PDVWireless, Inc. (a)	1,612	51,455
Vonage Holdings Corp. (a)	31,017	328,160
		3,233,221
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	7,655	18,066
Cinemark Holdings, Inc. (b)	14,029	114,898
Glu Mobile, Inc. (a)	19,816	141,883
Lions Gate Entertainment Corp.:
Class A (a)(b)	10,009	67,060
Class B (a)	13,916	87,253
Madison Square Garden Entertainment Corp. (a)	2,412	156,780
Marcus Corp. (b)	2,998	21,975
Sciplay Corp. (A Shares) (a)	3,150	42,053
The Madison Square Garden Co. (a)	2,312	327,472
World Wrestling Entertainment, Inc. Class A	6,272	228,050
Zynga, Inc. (a)	134,683	1,210,800
		2,416,290
Interactive Media & Services - 1.9%
ANGI Homeservices, Inc. Class A (a)	9,653	102,322
CarGurus, Inc. Class A (a)	11,528	229,753
Cars.com, Inc. (a)	9,443	69,784
Eventbrite, Inc. (a)	8,780	81,039
EverQuote, Inc. Class A (a)	1,442	48,293
Liberty TripAdvisor Holdings, Inc. (a)	9,163	16,310
Match Group, Inc. (a)(b)	34,916	4,077,490
Pinterest, Inc. Class A (a)	62,140	3,663,153
QuinStreet, Inc. (a)	6,639	106,257
TripAdvisor, Inc.	12,756	243,767
TrueCar, Inc. (a)	13,698	59,723
Yelp, Inc. (a)	9,139	179,764
Zillow Group, Inc.:
Class A (a)	4,330	386,799
Class C (a)(b)	19,756	1,750,777
		11,015,231
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	44,425	1,197,254
AMC Networks, Inc. Class A (a)(b)	5,263	111,839
Cable One, Inc.	728	1,260,794
Cardlytics, Inc. (a)(b)	3,655	269,812
Clear Channel Outdoor Holdings, Inc. (a)	61,087	54,612
comScore, Inc. (a)	7,743	15,447
Cumulus Media, Inc. (a)	1,847	9,346
E.W. Scripps Co. Class A	7,768	70,533
Entercom Communications Corp. Class A	15,346	23,019
Gannett Co., Inc. (b)	18,159	20,883
Gray Television, Inc. (a)	11,930	151,272
Interpublic Group of Companies, Inc.	52,083	942,181
John Wiley & Sons, Inc. Class A	5,908	182,912
Loral Space & Communications Ltd.	1,760	30,642
Meredith Corp.	5,490	60,390
MSG Network, Inc. Class A (a)(b)	6,071	54,275
National CineMedia, Inc.	8,095	16,069
News Corp.:
Class A	49,826	654,215
Class B	18,678	243,188
Nexstar Broadcasting Group, Inc. Class A	6,020	496,048
Scholastic Corp.	4,110	81,214
Sinclair Broadcast Group, Inc. Class A	6,253	116,181
Sirius XM Holdings, Inc.	162,726	932,420
TechTarget, Inc. (a)	3,197	140,029
Tegna, Inc.	29,281	352,250
The New York Times Co. Class A	19,437	770,871
WideOpenWest, Inc. (a)	6,484	32,355
		8,290,051
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	5,987	55,919
Gogo, Inc. (a)(b)	6,594	53,016
NII Holdings, Inc. (a)(c)	10,174	22,078
Shenandoah Telecommunications Co.	6,615	288,546
Telephone & Data Systems, Inc.	13,488	229,296
U.S. Cellular Corp. (a)	2,158	62,841
		711,696

TOTAL COMMUNICATION SERVICES		25,666,489

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.2%
Adient PLC (a)	12,426	263,680
American Axle & Manufacturing Holdings, Inc. (a)	15,889	106,774
Autoliv, Inc.	10,539	798,856
BorgWarner, Inc.	32,790	1,146,994
Cooper Tire & Rubber Co.	6,729	231,410
Cooper-Standard Holding, Inc. (a)	2,400	37,656
Dana, Inc.	19,220	268,888
Dorman Products, Inc. (a)	3,868	345,296
Fox Factory Holding Corp. (a)	5,533	465,215
Gentex Corp.	32,916	910,786
Gentherm, Inc. (a)	4,468	206,824
LCI Industries	3,360	368,458
Lear Corp.	7,317	883,967
Modine Manufacturing Co. (a)	7,203	46,099
Motorcar Parts of America, Inc. (a)	2,644	38,946
Standard Motor Products, Inc.	2,751	125,996
Stoneridge, Inc. (a)	3,875	88,466
Tenneco, Inc. (a)	6,457	55,659
The Goodyear Tire & Rubber Co.	30,943	256,208
Veoneer, Inc. (a)(b)	12,627	194,077
Visteon Corp. (a)	3,757	336,815
Workhorse Group, Inc. (a)(b)	12,307	189,282
		7,366,352
Automobiles - 0.3%
Harley-Davidson, Inc.	20,475	673,218
Thor Industries, Inc.	7,417	627,330
Winnebago Industries, Inc.	4,522	212,308
		1,512,856
Distributors - 0.4%
Core-Mark Holding Co., Inc.	6,091	166,589
Funko, Inc. (a)(b)	2,852	18,082
Pool Corp.	5,396	1,887,683
		2,072,354
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	6,933	162,510
American Public Education, Inc. (a)	2,084	58,915
Bright Horizons Family Solutions, Inc. (a)	8,116	1,282,734
Career Education Corp. (a)	9,454	106,736
Carriage Services, Inc.	2,337	60,318
Chegg, Inc. (a)	16,725	1,228,284
Collectors Universe, Inc.	1,248	68,553
Frontdoor, Inc. (a)	11,429	452,817
Graham Holdings Co.	540	205,384
Grand Canyon Education, Inc. (a)	6,334	496,396
H&R Block, Inc.	25,804	445,377
Houghton Mifflin Harcourt Co. (a)	16,588	43,295
K12, Inc. (a)	5,482	130,855
Laureate Education, Inc. Class A (a)	14,189	184,457
OneSpaWorld Holdings Ltd. (b)	6,563	40,756
Regis Corp. (a)(b)	3,156	17,484
Select Interior Concepts, Inc. (a)	2,479	17,155
Service Corp. International	23,645	1,095,000
ServiceMaster Global Holdings, Inc. (a)	17,715	834,199
Strategic Education, Inc.	3,281	272,520
Weight Watchers International, Inc. (a)	6,547	138,535
		7,342,280
Hotels, Restaurants & Leisure - 2.4%
Biglari Holdings, Inc. (a)	122	10,220
BJ's Restaurants, Inc.	3,055	86,182
Bloomin' Brands, Inc.	10,473	146,413
Boyd Gaming Corp.	10,727	340,260
Brinker International, Inc.	6,046	263,243
Caesars Entertainment, Inc. (a)	26,810	1,201,624
Carrols Restaurant Group, Inc. (a)	5,815	34,018
Choice Hotels International, Inc.	3,804	332,279
Churchill Downs, Inc.	4,757	709,507
Chuy's Holdings, Inc. (a)	2,523	52,958
Cracker Barrel Old Country Store, Inc.	3,176	361,492
Dave & Buster's Entertainment, Inc.	6,678	114,594
Del Taco Restaurants, Inc. (a)	4,649	34,472
Denny's Corp. (a)	8,264	74,045
Dine Brands Global, Inc.	2,249	115,711
Drive Shack, Inc. (a)	8,766	12,886
Dunkin' Brands Group, Inc.	11,053	1,102,095
El Pollo Loco Holdings, Inc. (a)	2,658	37,531
Everi Holdings, Inc. (a)	12,047	103,725
Extended Stay America, Inc. unit	21,415	243,060
Fiesta Restaurant Group, Inc. (a)	2,785	24,062
Golden Entertainment, Inc. (a)	2,408	30,967
Hilton Grand Vacations, Inc. (a)	11,327	233,336
Hyatt Hotels Corp. Class A	4,606	253,975
Jack in the Box, Inc.	3,049	244,103
Lindblad Expeditions Holdings (a)	3,973	33,055
Marriott Vacations Worldwide Corp.	5,513	532,556
Monarch Casino & Resort, Inc. (a)	1,689	73,286
Noodles & Co. (a)	3,946	25,491
Papa John's International, Inc.	4,402	337,193
Penn National Gaming, Inc. (a)	19,364	1,045,269
Planet Fitness, Inc. (a)	10,728	635,849
Playa Hotels & Resorts NV (a)(b)	6,970	26,974
PlayAGS, Inc. (a)	4,449	12,012
Red Robin Gourmet Burgers, Inc. (a)	2,056	24,754
Red Rock Resorts, Inc.	8,811	168,466
Ruth's Hospitality Group, Inc.	4,327	48,376
Scientific Games Corp. Class A (a)	7,590	241,969
SeaWorld Entertainment, Inc. (a)	6,670	146,873
Shake Shack, Inc. Class A (a)	4,800	324,096
Six Flags Entertainment Corp.	10,196	220,438
Texas Roadhouse, Inc. Class A	8,724	610,942
The Cheesecake Factory, Inc. (b)	5,642	167,680
Twin River Worldwide Holdings, Inc.	2,280	55,336
Vail Resorts, Inc.	5,374	1,246,983
Wendy's Co.	23,920	522,652
Wingstop, Inc.	3,981	463,110
Wyndham Destinations, Inc.	11,365	370,840
Wyndham Hotels & Resorts, Inc.	12,541	583,282
		14,080,240
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	3,821	46,540
Cavco Industries, Inc. (a)	1,143	196,756
Century Communities, Inc. (a)	4,023	156,253
Ethan Allen Interiors, Inc.	3,261	52,339
GoPro, Inc. Class A (a)	17,543	104,205
Helen of Troy Ltd. (a)	3,413	647,105
Hooker Furniture Corp.	1,724	47,410
Installed Building Products, Inc. (a)	3,038	275,061
iRobot Corp. (a)(b)	3,769	299,937
KB Home	11,752	379,002
La-Z-Boy, Inc.	6,352	217,429
Leggett & Platt, Inc.	17,639	736,075
LGI Homes, Inc. (a)	2,962	316,579
Lovesac (a)(b)	1,403	36,113
M.D.C. Holdings, Inc.	6,690	291,149
M/I Homes, Inc. (a)	3,924	160,570
Meritage Homes Corp. (a)	5,080	442,417
Mohawk Industries, Inc. (a)	7,995	825,004
Newell Brands, Inc.	50,638	894,267
Skyline Champion Corp. (a)	6,949	178,242
Sonos, Inc. (a)	11,789	172,119
Taylor Morrison Home Corp. (a)	17,352	374,803
Tempur Sealy International, Inc. (a)	6,414	570,846
Toll Brothers, Inc.	15,400	651,112
TopBuild Corp. (a)	4,453	682,244
TRI Pointe Homes, Inc. (a)	17,465	286,950
Tupperware Brands Corp.	6,465	205,070
Turtle Beach Corp. (a)	2,051	36,959
Universal Electronics, Inc. (a)	1,889	70,006
Whirlpool Corp.	8,376	1,549,225
Zagg, Inc. (a)(b)	3,492	9,952
		10,911,739
Internet & Direct Marketing Retail - 1.4%
1-800-FLOWERS.com, Inc. Class A (a)	3,418	67,779
Chewy, Inc. (a)(b)	9,576	589,882
Duluth Holdings, Inc. (a)	1,868	28,655
Etsy, Inc. (a)	16,043	1,950,668
Groupon, Inc. (a)(b)	3,064	59,411
GrubHub, Inc. (a)	12,406	917,548
Lands' End, Inc. (a)(b)	2,047	32,854
Overstock.com, Inc. (a)	5,714	320,555
PetMed Express, Inc. (b)	2,849	84,273
Quotient Technology, Inc. (a)	10,551	93,904
Qurate Retail, Inc. Series A (a)	52,012	352,121
Revolve Group, Inc. (a)(b)	2,179	39,396
Shutterstock, Inc.	2,983	195,237
Stamps.com, Inc. (a)	2,357	526,177
Stitch Fix, Inc. (a)(b)	7,640	263,045
The RealReal, Inc. (a)	7,693	96,855
The Rubicon Project, Inc. (a)(b)	14,831	133,924
Wayfair LLC Class A (a)	9,197	2,281,132
		8,033,416
Leisure Products - 0.6%
Acushnet Holdings Corp.	4,681	159,763
American Outdoor Brands, Inc. (a)	1,909	28,883
Brunswick Corp.	10,539	671,440
Callaway Golf Co. (b)	12,686	196,506
Clarus Corp.	3,073	47,662
Johnson Outdoors, Inc. Class A	971	84,797
Malibu Boats, Inc. Class A (a)	2,882	146,492
Mattel, Inc. (a)	46,548	640,966
MCBC Holdings, Inc. (a)	2,713	55,942
Polaris, Inc.	7,755	704,619
Smith & Wesson Brands, Inc.	7,636	126,681
Sturm, Ruger & Co., Inc.	2,333	155,984
Vista Outdoor, Inc. (a)	8,004	158,239
YETI Holdings, Inc. (a)	9,983	493,959
		3,671,933
Multiline Retail - 0.3%
Big Lots, Inc.	4,811	229,004
Dillard's, Inc. Class A (b)	991	44,327
Kohl's Corp.	21,203	451,412
Macy's, Inc. (b)	41,075	255,076
Nordstrom, Inc. (b)	14,620	176,902
Ollie's Bargain Outlet Holdings, Inc. (a)	7,652	666,413
		1,823,134
Specialty Retail - 2.7%
Aaron's Holdings Co., Inc.	9,025	471,647
Abercrombie & Fitch Co. Class A	8,610	122,434
Advance Auto Parts, Inc.	9,297	1,369,262
America's Car Mart, Inc. (a)	852	73,715
American Eagle Outfitters, Inc.	20,116	275,790
Asbury Automotive Group, Inc. (a)	2,570	264,659
At Home Group, Inc. (a)	7,182	116,995
AutoNation, Inc. (a)	7,850	445,331
Barnes & Noble Education, Inc. (a)	4,740	10,902
Bed Bath & Beyond, Inc. (b)	16,932	335,254
Boot Barn Holdings, Inc. (a)	3,945	126,319
Caleres, Inc.	5,282	40,566
Camping World Holdings, Inc.	4,275	113,031
Carvana Co. Class A (a)(b)	7,467	1,384,008
Chico's FAS, Inc.	15,846	16,955
Citi Trends, Inc.	1,379	36,006
Conn's, Inc. (a)	2,525	23,659
Dick's Sporting Goods, Inc.	8,713	493,591
DSW, Inc. Class A	7,229	31,302
Express, Inc. (a)	8,597	5,253
Five Below, Inc. (a)	7,479	997,250
Floor & Decor Holdings, Inc. Class A (a)	13,964	1,019,372
Foot Locker, Inc.	13,880	511,894
GameStop Corp. Class A (a)(b)	7,107	74,410
Gap, Inc.	27,532	535,497
Genesco, Inc. (a)	1,859	32,941
Group 1 Automotive, Inc.	2,279	241,756
Guess?, Inc. (b)	4,880	57,486
Haverty Furniture Companies, Inc.	2,311	57,821
Hibbett Sports, Inc. (a)	2,164	81,821
L Brands, Inc.	31,376	1,004,346
Lithia Motors, Inc. Class A (sub. vtg.)	3,431	787,655
Lumber Liquidators Holdings, Inc. (a)	3,979	88,015
MarineMax, Inc. (a)	3,040	91,139
Michaels Companies, Inc. (a)(b)	10,537	85,455
Monro, Inc.	4,547	191,247
Murphy U.S.A., Inc.	3,646	445,869
National Vision Holdings, Inc. (a)	10,742	433,225
Party City Holdco, Inc. (a)(b)	12,249	24,376
Penske Automotive Group, Inc.	4,254	217,635
Rent-A-Center, Inc.	6,651	205,516
RH (a)	2,070	693,926
Sally Beauty Holdings, Inc. (a)	14,638	122,520
Shoe Carnival, Inc. (b)	1,173	36,340
Signet Jewelers Ltd.	7,035	156,740
Sleep Number Corp. (a)	3,712	235,192
Sonic Automotive, Inc. Class A (sub. vtg.)	3,342	120,513
Sportsman's Warehouse Holdings, Inc. (a)	5,705	74,279
The Buckle, Inc.	4,034	96,655
The Cato Corp. Class A (sub. vtg.)	2,794	17,099
The Children's Place Retail Stores, Inc. (b)	1,936	48,923
The ODP Corp.	6,858	133,731
Tilly's, Inc.	3,378	20,741
Urban Outfitters, Inc. (a)	9,222	206,019
Williams-Sonoma, Inc.	10,417	950,135
Winmark Corp.	400	67,764
Zumiez, Inc. (a)	2,779	77,812
		15,999,794
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	20,154	427,668
Carter's, Inc.	5,884	479,252
Columbia Sportswear Co.	4,065	303,208
Crocs, Inc. (a)	9,013	471,650
Deckers Outdoor Corp. (a)	3,769	954,952
Fossil Group, Inc. (a)(b)	6,602	37,697
G-III Apparel Group Ltd. (a)	6,143	82,808
Hanesbrands, Inc.	46,580	748,541
Kontoor Brands, Inc.	6,262	206,020
Levi Strauss & Co. Class A (b)	8,718	137,570
Movado Group, Inc.	2,061	22,486
Oxford Industries, Inc.	2,318	95,432
PVH Corp.	9,516	554,688
Ralph Lauren Corp.	6,472	432,653
Rocky Brands, Inc.	937	25,205
Samsonite International SA (a)(d)	189,600	190,762
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,301	580,325
Steven Madden Ltd.	10,306	247,447
Tapestry, Inc.	37,096	824,644
Under Armour, Inc.:
Class A (sub. vtg.) (a)	29,073	402,370
Class C (non-vtg.) (a)	21,474	262,627
Unifi, Inc. (a)	2,034	30,490
Vera Bradley, Inc. (a)	3,066	19,438
Wolverine World Wide, Inc.	10,938	291,716
		7,829,649

TOTAL CONSUMER DISCRETIONARY		80,643,747

CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	1,224	1,271,956
Coca-Cola Bottling Co. Consolidated	639	146,299
Keurig Dr. Pepper, Inc.	62,311	1,676,166
MGP Ingredients, Inc.	1,837	77,191
National Beverage Corp. (a)(b)	1,611	126,125
Newage, Inc. (a)(b)	13,000	30,420
		3,328,157
Food & Staples Retailing - 0.7%
Andersons, Inc.	3,961	85,914
BJ's Wholesale Club Holdings, Inc. (a)	18,493	708,097
Casey's General Stores, Inc.	4,951	834,590
Chefs' Warehouse Holdings (a)	4,191	56,662
Grocery Outlet Holding Corp. (a)	11,193	492,716
Ingles Markets, Inc. Class A	1,943	69,676
Performance Food Group Co. (a)	17,755	596,746
PriceSmart, Inc.	3,107	214,383
Rite Aid Corp. (a)(b)	7,633	69,766
SpartanNash Co.	5,004	92,124
Sprouts Farmers Market LLC (a)	15,939	303,638
U.S. Foods Holding Corp. (a)	29,535	617,282
United Natural Foods, Inc. (a)(b)	7,497	109,231
Weis Markets, Inc.	2,246	101,991
		4,352,816
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	8,534	226,663
Beyond Meat, Inc. (a)(b)	6,634	944,881
Bunge Ltd.	18,690	1,060,284
Cal-Maine Foods, Inc. (a)	5,062	194,128
Calavo Growers, Inc.	2,312	155,205
Campbell Soup Co.	27,182	1,268,584
Darling Ingredients, Inc. (a)	21,765	935,895
Farmer Brothers Co. (a)	1,926	6,683
Flowers Foods, Inc.	26,263	619,282
Fresh Del Monte Produce, Inc.	4,228	91,029
Freshpet, Inc. (a)	5,429	621,621
Hostess Brands, Inc. Class A (a)	16,610	209,950
Ingredion, Inc.	8,983	636,805
J&J Snack Foods Corp.	1,988	269,513
John B. Sanfilippo & Son, Inc.	1,266	92,114
Lancaster Colony Corp.	2,621	435,453
Landec Corp. (a)	3,856	37,056
Pilgrim's Pride Corp. (a)	6,240	104,458
Post Holdings, Inc. (a)	8,399	721,474
Sanderson Farms, Inc.	2,671	341,808
Seaboard Corp.	36	124,020
The Hain Celestial Group, Inc. (a)	11,213	344,800
The Simply Good Foods Co. (a)	11,406	214,433
Tootsie Roll Industries, Inc. (b)	2,394	71,533
TreeHouse Foods, Inc. (a)	7,574	294,174
		10,021,846
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,519	59,180
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,959	175,499
Energizer Holdings, Inc.	7,828	308,032
Reynolds Consumer Products, Inc.	7,244	204,571
Spectrum Brands Holdings, Inc.	5,179	294,530
WD-40 Co.	1,832	445,872
		1,487,684
Personal Products - 0.3%
Coty, Inc. Class A	36,945	107,141
Edgewell Personal Care Co. (a)	7,095	186,031
elf Beauty, Inc. (a)	5,183	105,059
Herbalife Nutrition Ltd. (a)	13,106	591,605
Inter Parfums, Inc.	2,498	102,568
LifeVantage Corp. (a)	1,499	16,564
MediFast, Inc.	1,578	221,693
Nu Skin Enterprises, Inc. Class A	6,904	340,712
USANA Health Sciences, Inc. (a)	1,560	118,014
		1,789,387
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	14,824	10,776
Turning Point Brands, Inc.	1,906	71,418
Universal Corp.	3,343	133,219
Vector Group Ltd.	16,678	153,271
		368,684

TOTAL CONSUMER STAPLES		21,348,574

ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Archrock, Inc.	17,415	103,271
Cactus, Inc.	6,588	111,996
Championx Corp. (a)	24,311	212,235
Core Laboratories NV	6,118	88,405
DMC Global, Inc.	2,076	73,843
Dril-Quip, Inc. (a)	4,803	124,398
Exterran Corp. (a)	3,904	16,514
Forum Energy Technologies, Inc. (a)	10,349	4,920
Frank's International NV (a)	15,538	27,192
Helix Energy Solutions Group, Inc. (a)	19,391	48,090
Helmerich & Payne, Inc.	14,061	209,087
Liberty Oilfield Services, Inc. Class A	7,805	52,137
Matrix Service Co. (a)	3,646	27,710
Nabors Industries Ltd. (b)	970	27,567
National Oilwell Varco, Inc.	51,457	432,239
Newpark Resources, Inc. (a)	11,191	8,003
Nextier Oilfield Solutions, Inc. (a)	22,450	42,431
Oceaneering International, Inc. (a)	13,785	56,243
Oil States International, Inc. (a)	8,554	21,299
Patterson-UTI Energy, Inc.	25,953	66,440
ProPetro Holding Corp. (a)	11,520	45,504
RPC, Inc. (a)(b)	6,967	16,581
SEACOR Holdings, Inc. (a)	2,418	74,063
Select Energy Services, Inc. Class A (a)	9,089	27,449
Solaris Oilfield Infrastructure, Inc. Class A	4,930	29,235
TechnipFMC PLC	57,286	316,792
Tidewater, Inc. (a)	5,104	29,909
Transocean Ltd. (United States) (a)(b)	78,891	52,896
U.S. Silica Holdings, Inc.	9,614	26,150
		2,372,599
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. (a)(b)	32,260	109,684
Arch Resources, Inc.	2,137	65,285
Ardmore Shipping Corp.	4,310	12,068
Berry Petroleum Corp.	8,065	21,130
Bonanza Creek Energy, Inc. (a)	2,611	46,241
Brigham Minerals, Inc. Class A	3,914	34,521
Cabot Oil & Gas Corp.	53,855	958,080
Callon Petroleum Co. (a)(b)	5,665	29,628
Centennial Resource Development, Inc. Class A (a)(b)	26,166	16,215
Cimarex Energy Co.	13,869	351,857
Clean Energy Fuels Corp. (a)	17,816	44,184
CNX Resources Corp. (a)	29,950	290,515
CONSOL Energy, Inc. (a)	3,224	12,219
Continental Resources, Inc.	8,222	98,911
CVR Energy, Inc.	4,122	45,383
Delek U.S. Holdings, Inc.	8,008	80,560
Devon Energy Corp.	51,922	463,663
Diamond S Shipping, Inc. (a)	2,856	16,165
EQT Corp.	37,005	560,256
Equitrans Midstream Corp.	54,958	398,995
Falcon Minerals Corp.	4,766	8,769
Green Plains, Inc.	4,643	70,109
Gulfport Energy Corp. (a)(b)	19,513	4,995
Highpoint Resources, Inc. (a)(b)	276	1,524
HollyFrontier Corp.	19,751	365,591
International Seaways, Inc.	3,459	46,835
Kosmos Energy Ltd.	53,153	52,850
Laredo Petroleum, Inc. (a)	1,162	9,342
Magnolia Oil & Gas Corp. Class A (a)	16,126	69,987
Marathon Oil Corp.	106,720	422,611
Matador Resources Co. (a)(b)	15,407	108,927
Murphy Oil Corp.	19,218	148,363
National Energy Services Reunited Corp. (a)	4,136	30,606
Northern Oil & Gas, Inc. (a)(b)	3,933	14,552
Ovintiv, Inc. (b)	34,593	318,256
Par Pacific Holdings, Inc. (a)	5,391	34,718
Parsley Energy, Inc. Class A	40,570	406,106
PBF Energy, Inc. Class A (b)	12,431	58,053
PDC Energy, Inc. (a)	13,252	157,964
Peabody Energy Corp.	9,383	12,104
Penn Virginia Corp. (a)	1,955	15,014
QEP Resources, Inc.	32,953	29,658
Range Resources Corp. (b)	34,029	223,911
Renewable Energy Group, Inc. (a)	5,238	295,423
Rex American Resources Corp. (a)	763	55,462
Ring Energy, Inc. (a)(b)	7,446	3,804
SM Energy Co.	14,775	23,788
Southwestern Energy Co. (a)	80,272	214,326
Talos Energy, Inc. (a)	2,656	17,476
Targa Resources Corp.	31,417	504,243
Teekay Corp. (a)(b)	12,104	21,303
Teekay Tankers Ltd. (a)(b)	3,214	30,308
Tellurian, Inc. (a)(b)	22,186	21,299
W&T Offshore, Inc. (a)(b)	11,922	16,691
World Fuel Services Corp.	8,355	175,873
WPX Energy, Inc. (a)	53,637	247,267
		7,893,668

TOTAL ENERGY		10,266,267

FINANCIALS - 12.3%
Banks - 5.2%
1st Source Corp.	2,225	74,515
Allegiance Bancshares, Inc.	2,491	70,495
Amalgamated Bank	3,389	37,618
Ameris Bancorp	9,140	267,802
Associated Banc-Corp.	20,109	275,292
Atlantic Capital Bancshares, Inc. (a)	2,921	40,543
Banc of California, Inc.	6,359	76,308
BancFirst Corp.	2,467	109,658
Bancorp, Inc., Delaware (a)	7,244	69,542
BancorpSouth Bank	12,801	299,671
Bank of Hawaii Corp.	5,331	323,272
Bank OZK	16,262	402,972
BankUnited, Inc.	12,342	311,636
Banner Corp.	4,785	176,423
Berkshire Hills Bancorp, Inc.	6,566	85,555
BOK Financial Corp.	4,098	240,717
Boston Private Financial Holdings, Inc.	11,348	70,131
Bridge Bancorp, Inc.	2,395	46,798
Brookline Bancorp, Inc., Delaware	10,506	100,647
Bryn Mawr Bank Corp.	2,594	69,675
Byline Bancorp, Inc.	3,052	40,103
Cadence Bancorp Class A	17,245	193,489
Camden National Corp.	1,973	63,077
Carter Bank & Trust	2,965	20,607
Cathay General Bancorp	9,936	233,794
Central Pacific Financial Corp.	3,696	50,894
CIT Group, Inc.	13,160	387,562
City Holding Co.	2,214	133,792
Columbia Banking Systems, Inc.	9,514	270,293
Comerica, Inc.	18,613	847,078
Commerce Bancshares, Inc.	13,483	839,317
Community Bank System, Inc.	7,189	416,890
Community Trust Bancorp, Inc.	2,153	68,508
ConnectOne Bancorp, Inc.	4,557	70,315
Cullen/Frost Bankers, Inc.	7,471	524,987
Customers Bancorp, Inc. (a)	3,863	53,387
CVB Financial Corp.	16,880	295,400
Eagle Bancorp, Inc.	4,346	130,032
East West Bancorp, Inc.	19,027	694,105
Enterprise Financial Services Corp.	3,584	104,330
Equity Bancshares, Inc. (a)	2,228	40,951
FB Financial Corp.	4,298	126,791
First Bancorp, North Carolina	3,949	95,131
First Bancorp, Puerto Rico	29,086	188,768
First Bancshares, Inc.	2,785	66,394
First Busey Corp.	6,741	121,271
First Citizens Bancshares, Inc.	962	445,117
First Commonwealth Financial Corp.	13,977	120,482
First Financial Bancorp, Ohio	13,362	191,077
First Financial Bankshares, Inc.	18,968	565,436
First Financial Corp., Indiana	1,569	54,476
First Foundation, Inc.	5,647	83,971
First Hawaiian, Inc.	17,441	301,032
First Horizon National Corp.	73,993	770,267
First Interstate Bancsystem, Inc.	4,782	168,805
First Merchants Corp.	7,211	188,279
First Midwest Bancorp, Inc., Delaware	15,454	193,948
Flushing Financial Corp.	3,587	45,878
FNB Corp., Pennsylvania	43,127	326,040
Fulton Financial Corp.	22,061	242,450
German American Bancorp, Inc.	3,445	103,936
Glacier Bancorp, Inc.	12,803	458,347
Great Southern Bancorp, Inc.	1,418	58,067
Great Western Bancorp, Inc.	7,516	97,633
Hancock Whitney Corp.	11,422	261,221
Hanmi Financial Corp.	4,136	37,183
HarborOne Bancorp, Inc.	7,915	74,401
Heartland Financial U.S.A., Inc.	4,481	147,604
Heritage Commerce Corp.	7,686	55,724
Heritage Financial Corp., Washington	4,812	100,860
Hilltop Holdings, Inc.	9,676	220,710
Home Bancshares, Inc.	20,429	339,121
Hope Bancorp, Inc.	16,869	136,133
Horizon Bancorp, Inc. Indiana	5,597	69,403
Independent Bank Corp.	2,988	44,730
Independent Bank Corp., Massachusetts	4,412	252,763
Independent Bank Group, Inc.	4,865	250,937
International Bancshares Corp.	7,232	200,182
Investors Bancorp, Inc.	30,225	255,704
Lakeland Bancorp, Inc.	6,426	71,521
Lakeland Financial Corp.	3,583	183,199
Live Oak Bancshares, Inc.	3,932	146,585
Mercantil Bank Holding Corp. Class A (a)	3,176	31,982
Mercantile Bank Corp.	2,095	45,797
Midland States Bancorp, Inc.	2,621	39,053
MidWestOne Financial Group, Inc.	1,554	31,313
National Bank Holdings Corp.	4,166	125,605
NBT Bancorp, Inc.	5,939	162,610
Nicolet Bankshares, Inc. (a)	1,173	72,374
OceanFirst Financial Corp.	8,157	122,110
OFG Bancorp	7,085	101,953
Old National Bancorp, Indiana	22,071	308,553
Origin Bancorp, Inc.	2,824	63,173
Pacific Premier Bancorp, Inc.	12,537	319,694
PacWest Bancorp	15,594	300,029
Park National Corp.	1,900	174,135
Peapack-Gladstone Financial Corp.	2,116	35,718
Peoples Bancorp, Inc.	2,405	54,353
Peoples United Financial, Inc.	57,027	608,478
Pinnacle Financial Partners, Inc.	10,164	465,410
Popular, Inc.	11,237	474,201
Preferred Bank, Los Angeles	1,920	64,954
Prosperity Bancshares, Inc.	12,370	681,711
QCR Holdings, Inc.	1,945	60,353
Renasant Corp.	7,639	217,788
S&T Bancorp, Inc.	5,075	100,434
Sandy Spring Bancorp, Inc.	6,424	162,848
Seacoast Banking Corp., Florida (a)	7,209	154,849
ServisFirst Bancshares, Inc.	6,399	236,123
Signature Bank	7,216	582,620
Simmons First National Corp. Class A	14,534	246,933
South State Corp.	9,470	581,458
Southside Bancshares, Inc.	4,141	111,641
Sterling Bancorp	26,109	349,338
Stock Yards Bancorp, Inc.	2,694	102,965
Synovus Financial Corp.	19,683	511,758
TCF Financial Corp.	20,318	552,853
Texas Capital Bancshares, Inc. (a)	6,728	302,760
Tompkins Financial Corp.	1,696	94,959
TowneBank	8,764	159,330
Trico Bancshares	3,488	100,908
TriState Capital Holdings, Inc. (a)	3,556	44,770
Triumph Bancorp, Inc. (a)	3,060	128,918
Trustmark Corp.	8,352	195,353
UMB Financial Corp.	5,726	348,542
Umpqua Holdings Corp.	29,311	368,146
Union Bankshares Corp.	10,447	264,205
United Bankshares, Inc., West Virginia	17,401	456,428
United Community Bank, Inc.	11,543	241,710
Univest Corp. of Pennsylvania	3,993	63,329
Valley National Bancorp	54,206	414,134
Veritex Holdings, Inc.	6,725	132,684
Washington Trust Bancorp, Inc.	2,101	70,951
Webster Financial Corp.	12,009	386,810
WesBanco, Inc.	8,813	214,068
Westamerica Bancorp.	3,591	188,061
Western Alliance Bancorp.	13,478	555,294
Wintrust Financial Corp.	7,661	377,151
Zions Bancorp NA	22,040	711,231
		30,564,667
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	6,228	469,404
Artisan Partners Asset Management, Inc.	7,892	316,154
Assetmark Financial Holdings, Inc. (a)	2,213	46,805
B. Riley Financial, Inc.	2,163	56,757
BGC Partners, Inc. Class A	41,474	122,348
Blucora, Inc. (a)	6,805	67,710
BrightSphere Investment Group, Inc.	7,889	108,868
Cohen & Steers, Inc.	3,148	177,264
Cowen Group, Inc. Class A	3,848	82,578
Diamond Hill Investment Group, Inc.	410	56,145
Donnelley Financial Solutions, Inc. (a)	4,393	55,484
Eaton Vance Corp. (non-vtg.)	15,372	919,092
Evercore, Inc. Class A	5,428	431,743
Federated Hermes, Inc. Class B (non-vtg.)	12,749	304,701
Focus Financial Partners, Inc. Class A (a)	4,277	156,153
Franklin Resources, Inc.	36,027	675,506
Greenhill & Co., Inc.	2,055	26,571
Hamilton Lane, Inc. Class A	4,169	290,579
Houlihan Lokey	6,848	429,370
Interactive Brokers Group, Inc.	10,630	505,669
INTL FCStone, Inc. (a)	2,121	112,371
Invesco Ltd.	50,441	661,282
Janus Henderson Group PLC	20,292	493,096
Lazard Ltd. Class A	15,096	508,282
LPL Financial	10,667	852,613
Moelis & Co. Class A	7,463	277,624
Morningstar, Inc.	2,880	548,294
Och-Ziff Capital Management Group LLC Class A	2,490	26,992
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,202	30,122
Piper Jaffray Companies	1,841	153,631
PJT Partners, Inc.	3,209	217,121
SEI Investments Co.	16,381	805,126
Stifel Financial Corp.	9,140	534,324
Tradeweb Markets, Inc. Class A	12,231	666,345
Victory Capital Holdings, Inc.	2,129	39,046
Virtu Financial, Inc. Class A	10,767	230,198
Virtus Investment Partners, Inc.	968	154,444
Waddell & Reed Financial, Inc. Class A (b)	8,978	137,812
WisdomTree Investments, Inc.	16,137	58,739
		11,806,363
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	1,640	488,917
CURO Group Holdings Corp.	1,748	13,093
Encore Capital Group, Inc. (a)(b)	4,126	131,743
Enova International, Inc. (a)	4,745	72,836
EZCORP, Inc. (non-vtg.) Class A (a)	6,853	30,564
First Cash Financial Services, Inc.	5,591	290,956
Green Dot Corp. Class A (a)	7,162	381,878
LendingClub Corp. (a)	9,398	43,889
LendingTree, Inc. (a)(b)	1,067	345,271
Navient Corp.	26,030	208,500
Nelnet, Inc. Class A	2,874	175,429
OneMain Holdings, Inc.	10,046	350,505
PRA Group, Inc. (a)	6,181	210,958
Regional Management Corp.	1,250	25,400
Santander Consumer U.S.A. Holdings, Inc.	9,506	193,352
SLM Corp.	51,203	470,556
World Acceptance Corp. (a)(b)	645	54,174
		3,488,021
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	11,525	426,195
Jefferies Financial Group, Inc.	28,807	562,025
Voya Financial, Inc.	16,961	812,941
		1,801,161
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	6,244	76,676
American Equity Investment Life Holding Co.	12,421	308,289
American Financial Group, Inc.	9,600	719,424
American National Group, Inc.	1,198	82,422
Amerisafe, Inc.	2,665	157,182
Argo Group International Holdings, Ltd.	4,477	159,739
Assurant, Inc.	7,996	994,463
Assured Guaranty Ltd.	11,241	286,983
Athene Holding Ltd. (a)	16,999	545,328
Axis Capital Holdings Ltd.	10,751	458,960
Brighthouse Financial, Inc. (a)	12,447	411,996
CNO Financial Group, Inc.	18,952	336,398
eHealth, Inc. (a)	3,432	230,322
Employers Holdings, Inc.	3,769	120,646
Enstar Group Ltd. (a)	1,756	301,804
Erie Indemnity Co. Class A	3,349	779,882
First American Financial Corp.	14,985	668,181
Genworth Financial, Inc. Class A (a)	67,741	266,222
Goosehead Insurance	2,104	257,824
Greenlight Capital Re, Ltd. (a)	3,799	25,643
Hallmark Financial Services, Inc. (a)	1,676	4,542
Hanover Insurance Group, Inc.	5,061	484,135
HCI Group, Inc.	881	41,389
Heritage Insurance Holdings, Inc.	3,389	31,992
Horace Mann Educators Corp.	5,589	189,523
James River Group Holdings Ltd.	4,107	191,920
Kemper Corp.	8,230	507,462
Kinsale Capital Group, Inc.	2,861	536,352
MBIA, Inc. (a)	6,252	35,699
Mercury General Corp.	3,574	145,498
National General Holdings Corp.	9,038	307,021
National Western Life Group, Inc.	312	52,925
Old Republic International Corp.	37,918	617,305
Palomar Holdings, Inc. (a)	2,907	259,217
Primerica, Inc.	5,298	584,052
ProAssurance Corp.	7,459	115,092
ProSight Global, Inc. (a)	1,061	12,552
Reinsurance Group of America, Inc.	9,091	918,373
RenaissanceRe Holdings Ltd.	6,883	1,113,119
RLI Corp.	5,313	460,637
Safety Insurance Group, Inc.	1,885	131,950
Selective Insurance Group, Inc.	8,036	418,354
State Auto Financial Corp.	2,232	27,543
Stewart Information Services Corp.	3,655	154,935
Third Point Reinsurance Ltd. (a)	11,193	87,082
Trupanion, Inc. (a)	4,380	313,345
United Fire Group, Inc.	2,862	58,785
United Insurance Holdings Corp.	2,561	11,243
Universal Insurance Holdings, Inc.	4,083	50,915
Unum Group	26,909	475,213
White Mountains Insurance Group Ltd.	414	376,049
		15,902,603
Mortgage Real Estate Investment Trusts - 0.6%
AG Mortgage Investment Trust, Inc.	4,364	11,390
Anworth Mortgage Asset Corp.	14,069	23,073
Apollo Commercial Real Estate Finance, Inc.	17,850	155,295
Ares Commercial Real Estate Corp.	4,572	42,565
Arlington Asset Investment Corp.	4,977	12,243
Armour Residential REIT, Inc.	8,833	84,267
Blackstone Mortgage Trust, Inc.	19,701	427,512
Capstead Mortgage Corp.	13,147	67,181
Cherry Hill Mortgage Investment Corp.	2,177	19,941
Chimera Investment Corp.	31,322	261,539
Colony NorthStar Credit Real Estate, Inc.	11,529	60,412
Dynex Capital, Inc.	3,103	50,827
Exantas Capital Corp.	4,281	8,048
Granite Point Mortgage Trust, Inc.	7,950	53,583
Great Ajax Corp.	2,754	21,151
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,055	420,802
Invesco Mortgage Capital, Inc. (b)	25,183	67,994
KKR Real Estate Finance Trust, Inc.	3,877	64,785
Ladder Capital Corp. Class A	15,104	113,280
MFA Financial, Inc.	59,653	168,221
New Residential Investment Corp.	55,724	417,930
New York Mortgage Trust, Inc.	49,625	126,048
Orchid Island Capital, Inc.	9,803	50,878
PennyMac Mortgage Investment Trust	13,337	199,655
Redwood Trust, Inc.	15,814	134,419
Starwood Property Trust, Inc.	38,429	536,853
TPG RE Finance Trust, Inc.	8,112	63,436
Two Harbors Investment Corp.	35,959	181,953
Western Asset Mortgage Capital Corp.	7,094	13,762
ZAIS Financial Corp.	5,501	61,831
		3,920,874
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	7,029	191,611
Capitol Federal Financial, Inc.	18,090	207,673
Columbia Financial, Inc. (a)	6,593	80,369
Dime Community Bancshares, Inc.	3,382	42,782
Essent Group Ltd.	15,067	600,420
Farmer Mac Class C (non-vtg.)	1,132	73,116
First Defiance Financial Corp.	5,145	92,559
Flagstar Bancorp, Inc.	5,631	165,270
HomeStreet, Inc.	3,219	100,014
Kearny Financial Corp.	10,866	91,274
Meridian Bancorp, Inc. Maryland	7,231	90,026
Meta Financial Group, Inc.	4,710	138,191
MGIC Investment Corp.	45,323	455,949
New York Community Bancorp, Inc.	61,800	513,558
NMI Holdings, Inc. (a)	11,143	239,463
Northfield Bancorp, Inc.	6,592	66,975
Northwest Bancshares, Inc.	17,402	185,679
Pennymac Financial Services, Inc.	5,564	282,762
Provident Financial Services, Inc.	9,624	130,598
Radian Group, Inc.	25,576	459,089
TFS Financial Corp.	6,773	106,404
Trustco Bank Corp., New York	12,728	69,940
Walker & Dunlop, Inc.	3,903	245,421
Washington Federal, Inc.	10,141	215,902
Waterstone Financial, Inc.	3,327	56,160
WMI Holdings Corp. (a)	9,792	206,415
WSFS Financial Corp.	6,849	217,045
		5,324,665

TOTAL FINANCIALS		72,808,354

HEALTH CARE - 16.8%
Biotechnology - 6.3%
89Bio, Inc. (a)	788	18,250
Abeona Therapeutics, Inc. (a)	8,136	8,706
ACADIA Pharmaceuticals, Inc. (a)	15,446	717,467
Acceleron Pharma, Inc. (a)	7,013	733,420
Acorda Therapeutics, Inc. (a)(b)	4,976	4,350
Adamas Pharmaceuticals, Inc. (a)	2,496	7,588
ADMA Biologics, Inc. (a)(b)	10,264	20,425
Adverum Biotechnologies, Inc. (a)	11,672	127,342
Agenus, Inc. (a)(b)	20,377	75,191
Agios Pharmaceuticals, Inc. (a)(b)	7,642	306,215
Akebia Therapeutics, Inc. (a)(b)	19,758	43,863
Akero Therapeutics, Inc. (a)	2,324	61,702
Albireo Pharma, Inc. (a)	2,326	73,409
Aldeyra Therapeutics, Inc. (a)	5,043	33,687
Alector, Inc. (a)	6,865	64,600
Alkermes PLC (a)	21,149	343,671
Allakos, Inc. (a)(b)	4,188	398,404
Allogene Therapeutics, Inc. (a)	8,869	300,836
Amicus Therapeutics, Inc. (a)	34,643	617,685
AnaptysBio, Inc. (a)	2,916	85,905
Anavex Life Sciences Corp. (a)(b)	7,794	45,985
Anika Therapeutics, Inc. (a)	1,895	61,815
Apellis Pharmaceuticals, Inc. (a)	7,492	238,995
Arcus Biosciences, Inc. (a)	5,868	127,922
Arcutis Biotherapeutics, Inc. (a)	2,142	38,170
Ardelyx, Inc. (a)	8,892	45,438
Arena Pharmaceuticals, Inc. (a)	7,759	665,101
Arrowhead Pharmaceuticals, Inc. (a)	13,704	785,239
Assembly Biosciences, Inc. (a)	4,321	63,692
Atara Biotherapeutics, Inc. (a)	9,786	126,337
Athenex, Inc. (a)(b)	8,398	95,737
Avid Bioservices, Inc. (a)	7,187	52,106
AVROBIO, Inc. (a)	3,974	56,749
Beam Therapeutics, Inc. (b)	2,861	97,760
BioCryst Pharmaceuticals, Inc. (a)(b)	23,200	88,624
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,799	526,651
Biospecifics Technologies Corp. (a)	874	76,999
Black Diamond Therapeutics, Inc. (a)(b)	2,053	64,690
bluebird bio, Inc. (a)	8,979	464,304
Blueprint Medicines Corp. (a)	7,414	758,304
Bridgebio Pharma, Inc. (a)(b)	10,416	399,766
Calithera Biosciences, Inc. (a)	7,775	27,524
CareDx, Inc. (a)	6,565	322,013
Castle Biosciences, Inc. (a)(b)	1,823	84,642
Catalyst Biosciences, Inc. (a)	2,419	13,256
Catalyst Pharmaceutical Partners, Inc. (a)	12,657	37,591
Cel-Sci Corp. (a)(b)	5,274	63,446
ChemoCentryx, Inc. (a)	6,703	321,744
Clovis Oncology, Inc. (a)(b)	11,946	58,894
Coherus BioSciences, Inc. (a)(b)	8,321	138,711
Concert Pharmaceuticals, Inc. (a)	3,544	36,574
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	9,214	8,658
Cortexyme, Inc. (a)	1,745	83,533
Cue Biopharma, Inc. (a)	3,523	39,246
Cytokinetics, Inc. (a)	9,350	143,710
CytomX Therapeutics, Inc. (a)	6,268	41,494
Deciphera Pharmaceuticals, Inc. (a)	5,296	307,539
Denali Therapeutics, Inc. (a)	10,720	458,602
Dicerna Pharmaceuticals, Inc. (a)	8,509	178,604
Dynavax Technologies Corp. (a)(b)	14,266	53,212
Eagle Pharmaceuticals, Inc. (a)	1,764	82,061
Editas Medicine, Inc. (a)(b)	8,304	256,926
Eiger Biopharmaceuticals, Inc. (a)	3,858	34,259
Emergent BioSolutions, Inc. (a)	6,041	543,509
Enanta Pharmaceuticals, Inc. (a)	2,315	101,003
Epizyme, Inc. (a)	12,167	150,384
Esperion Therapeutics, Inc. (a)(b)	3,695	110,739
Exelixis, Inc. (a)	41,577	851,497
Fate Therapeutics, Inc. (a)	9,796	434,942
FibroGen, Inc. (a)	11,106	426,248
Five Prime Therapeutics, Inc. (a)	4,550	20,748
Flexion Therapeutics, Inc. (a)(b)	5,801	69,554
G1 Therapeutics, Inc. (a)	4,039	44,389
Geron Corp. (a)(b)	42,194	73,418
Global Blood Therapeutics, Inc. (a)	8,275	437,582
GlycoMimetics, Inc. (a)	4,013	11,236
Gossamer Bio, Inc. (a)	6,581	54,622
Gritstone Oncology, Inc. (a)	2,440	6,661
Halozyme Therapeutics, Inc. (a)	17,199	481,572
Heron Therapeutics, Inc. (a)	10,896	177,714
Homology Medicines, Inc. (a)	4,529	47,872
ImmunoGen, Inc. (a)	23,565	132,907
Inovio Pharmaceuticals, Inc. (a)(b)	22,296	219,616
Insmed, Inc. (a)	13,729	452,233
Intellia Therapeutics, Inc. (a)(b)	7,288	174,475
Intercept Pharmaceuticals, Inc. (a)(b)	3,526	97,988
Invitae Corp. (a)(b)	17,666	692,684
Ionis Pharmaceuticals, Inc. (a)	18,831	884,115
Iovance Biotherapeutics, Inc. (a)	18,454	658,439
Ironwood Pharmaceuticals, Inc. Class A (a)	22,095	218,299
Jounce Therapeutics, Inc. (a)	2,089	17,380
Kadmon Holdings, Inc. (a)	21,103	71,750
Kalvista Pharmaceuticals, Inc. (a)	1,463	25,178
Karuna Therapeutics, Inc. (a)	2,171	176,263
Karyopharm Therapeutics, Inc. (a)	8,449	125,214
Kiniksa Pharmaceuticals Ltd. (a)(b)	3,132	49,047
Kodiak Sciences, Inc. (a)	3,474	315,474
Krystal Biotech, Inc. (a)	2,030	87,270
Kura Oncology, Inc. (a)	7,678	239,938
La Jolla Pharmaceutical Co. (a)(b)	2,603	8,850
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,201	181,472
Macrogenics, Inc. (a)	7,193	139,616
Madrigal Pharmaceuticals, Inc. (a)(b)	1,218	154,991
MannKind Corp. (a)(b)	31,455	63,225
Minerva Neurosciences, Inc. (a)	4,574	14,683
Mirati Therapeutics, Inc. (a)	5,861	1,272,658
Moderna, Inc. (a)(b)	40,302	2,719,176
Molecular Templates, Inc. (a)	4,659	41,186
Myriad Genetics, Inc. (a)	9,772	121,466
Natera, Inc. (a)	10,255	689,751
Neurocrine Biosciences, Inc. (a)	12,542	1,237,519
NextCure, Inc. (a)(b)	1,950	18,837
Novavax, Inc. (a)(b)	7,549	609,280
Opko Health, Inc. (a)(b)	58,746	206,786
PDL BioPharma, Inc. (a)	15,583	33,503
PhaseBio Pharmaceuticals, Inc. (a)(b)	1,986	5,422
Pieris Pharmaceuticals, Inc. (a)(b)	5,976	15,000
Precigen, Inc. (a)(b)	10,122	43,423
Protagonist Therapeutics, Inc. (a)	4,446	84,252
Prothena Corp. PLC (a)	3,364	36,701
PTC Therapeutics, Inc. (a)	9,097	474,772
Puma Biotechnology, Inc. (a)(b)	4,875	40,804
Radius Health, Inc. (a)	6,011	80,608
Recro Pharma, Inc. (a)	2,027	3,223
REGENXBIO, Inc. (a)	3,907	112,365
Repligen Corp. (a)	6,574	1,095,031
Retrophin, Inc. (a)	6,054	122,533
Revolution Medicines, Inc.	5,546	167,434
Rhythm Pharmaceuticals, Inc. (a)(b)	4,119	87,199
Rigel Pharmaceuticals, Inc. (a)	23,547	58,397
Rocket Pharmaceuticals, Inc. (a)(b)	4,931	137,772
Rubius Therapeutics, Inc. (a)(b)	4,379	18,523
Sage Therapeutics, Inc. (a)	6,985	512,559
Sangamo Therapeutics, Inc. (a)	15,425	159,495
Sarepta Therapeutics, Inc. (a)	10,537	1,432,084
Sesen Bio, Inc. (a)	16,623	16,955
Sorrento Therapeutics, Inc. (a)(b)	27,003	187,401
Spectrum Pharmaceuticals, Inc. (a)	19,055	65,359
Stoke Therapeutics, Inc. (a)	2,030	77,932
Syndax Pharmaceuticals, Inc. (a)	3,952	68,804
Syros Pharmaceuticals, Inc. (a)(b)	4,962	33,097
TCR2 Therapeutics, Inc. (a)	3,046	59,915
TG Therapeutics, Inc. (a)	14,100	356,307
Translate Bio, Inc. (a)(b)	9,090	116,625
Turning Point Therapeutics, Inc. (a)	5,503	507,322
Twist Bioscience Corp. (a)	5,075	388,948
Ultragenyx Pharmaceutical, Inc. (a)	8,213	825,407
United Therapeutics Corp. (a)	5,951	798,803
UNITY Biotechnology, Inc. (a)(b)	3,540	13,700
Vanda Pharmaceuticals, Inc. (a)	7,563	80,848
Veracyte, Inc. (a)	7,578	262,653
Verastem, Inc. (a)	21,126	25,351
Vericel Corp. (a)	6,179	114,497
Viking Therapeutics, Inc. (a)(b)	9,088	51,165
Voyager Therapeutics, Inc. (a)	3,268	34,739
Xbiotech, Inc. (a)	1,834	31,380
Xencor, Inc. (a)	7,887	302,703
XOMA Corp. (a)	1,366	33,890
Y-mAbs Therapeutics, Inc. (a)	3,244	138,649
ZIOPHARM Oncology, Inc. (a)(b)	27,713	57,920
		37,248,265
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (a)	6,058	1,525,889
Accelerate Diagnostics, Inc. (a)(b)	3,876	36,512
Accuray, Inc. (a)	13,237	38,520
Alphatec Holdings, Inc. (a)	6,186	52,828
Angiodynamics, Inc. (a)	5,195	53,716
Antares Pharma, Inc. (a)	20,588	56,205
Atricure, Inc. (a)	6,027	208,293
Atrion Corp.	181	108,808
Avanos Medical, Inc. (a)	6,352	224,543
AxoGen, Inc. (a)	4,874	61,461
Axonics Modulation Technologies, Inc. (a)	3,920	183,809
BioLife Solutions, Inc. (a)(b)	3,266	93,767
Cantel Medical Corp.	5,041	241,161
Cardiovascular Systems, Inc. (a)	5,304	189,088
Cerus Corp. (a)	22,950	120,488
CONMED Corp.	3,840	299,405
Cryolife, Inc. (a)	5,325	89,247
CryoPort, Inc. (a)(b)	5,172	207,604
Cutera, Inc. (a)	2,441	46,208
Genmark Diagnostics, Inc. (a)	8,947	109,332
Glaukos Corp. (a)(b)	5,974	334,066
Globus Medical, Inc. (a)	10,074	525,057
Haemonetics Corp. (a)	6,773	684,683
Heska Corp. (a)	1,186	139,153
Hill-Rom Holdings, Inc.	8,899	810,432
ICU Medical, Inc. (a)	2,606	463,321
Inogen, Inc. (a)	2,616	76,413
Integer Holdings Corp. (a)	4,369	255,368
Integra LifeSciences Holdings Corp. (a)	9,399	414,496
IntriCon Corp. (a)	1,005	12,563
Invacare Corp.	4,719	38,271
IRadimed Corp. (a)	706	15,991
iRhythm Technologies, Inc. (a)	3,837	811,334
Lantheus Holdings, Inc. (a)	9,129	99,141
LeMaitre Vascular, Inc.	2,233	72,528
LENSAR, Inc. (a)	1,182	11,536
LivaNova PLC (a)	6,558	330,130
Masimo Corp. (a)	6,795	1,520,857
Meridian Bioscience, Inc. (a)	5,863	100,550
Merit Medical Systems, Inc. (a)	6,562	328,428
Mesa Laboratories, Inc.	658	172,008
Natus Medical, Inc. (a)	4,621	84,148
Neogen Corp. (a)	7,190	501,431
Nevro Corp. (a)	4,587	684,426
NuVasive, Inc. (a)	6,912	307,100
OraSure Technologies, Inc. (a)	9,822	146,741
Orthofix International NV (a)	2,670	83,464
OrthoPediatrics Corp. (a)(b)	1,726	76,980
Penumbra, Inc. (a)	4,498	1,174,113
Quidel Corp. (a)	5,130	1,376,328
Seaspine Holdings Corp. (a)	3,163	40,360
Senseonics Holdings, Inc. (a)	18,795	7,014
Shockwave Medical, Inc. (a)	4,197	286,739
SI-BONE, Inc. (a)	3,174	66,559
Sientra, Inc. (a)	5,742	24,231
Silk Road Medical, Inc. (a)	4,495	272,397
Staar Surgical Co. (a)	6,158	446,455
SurModics, Inc. (a)	1,907	70,082
Tactile Systems Technology, Inc. (a)(b)	2,617	95,730
Tandem Diabetes Care, Inc. (a)	8,164	889,876
TransMedics Group, Inc. (a)	3,058	36,635
Vapotherm, Inc. (a)(b)	2,822	84,519
Varex Imaging Corp. (a)	5,475	73,365
ViewRay, Inc. (a)	14,327	42,551
Wright Medical Group NV (a)	17,802	544,563
Zynex, Inc. (a)(b)	2,620	33,562
		18,612,579
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	9,565	269,829
Acadia Healthcare Co., Inc. (a)	11,811	421,062
Addus HomeCare Corp. (a)	1,946	189,871
Amedisys, Inc. (a)	4,364	1,130,276
American Renal Associates Holdings, Inc. (a)	2,148	24,681
AMN Healthcare Services, Inc. (a)	6,259	408,588
Apollo Medical Holdings, Inc. (a)	1,589	27,426
BioScrip, Inc. (a)	7,004	93,363
BioTelemetry, Inc. (a)	4,596	195,698
Brookdale Senior Living, Inc. (a)	25,430	74,764
Chemed Corp.	2,139	1,023,126
Community Health Systems, Inc. (a)(b)	16,301	101,718
Corvel Corp. (a)	1,235	112,657
Covetrus, Inc. (a)	13,201	325,933
Cross Country Healthcare, Inc. (a)	4,956	38,905
DaVita HealthCare Partners, Inc. (a)	10,622	916,148
Encompass Health Corp.	13,324	816,894
Guardant Health, Inc. (a)	11,327	1,208,138
Hanger, Inc. (a)	5,246	91,648
HealthEquity, Inc. (a)	10,263	528,442
LHC Group, Inc. (a)	4,249	920,121
Magellan Health Services, Inc. (a)	2,951	213,269
MEDNAX, Inc. (a)	11,111	141,665
Molina Healthcare, Inc. (a)	7,966	1,485,420
National Healthcare Corp.	1,567	99,191
National Research Corp. Class A	1,732	89,718
Owens & Minor, Inc.	9,731	244,443
Patterson Companies, Inc.	11,585	288,177
Pennant Group, Inc. (a)	3,295	137,270
PetIQ, Inc. Class A (a)(b)	2,881	82,281
Premier, Inc.	9,430	308,644
Providence Service Corp. (a)	1,609	189,138
R1 RCM, Inc. (a)	15,390	275,789
RadNet, Inc. (a)	5,892	85,493
Select Medical Holdings Corp. (a)	14,334	300,727
Surgery Partners, Inc. (a)	2,842	62,012
Tenet Healthcare Corp. (a)	14,174	347,830
The Ensign Group, Inc.	6,756	397,523
The Joint Corp. (a)	1,787	33,488
Tivity Health, Inc. (a)	4,846	66,633
Triple-S Management Corp. (a)	3,352	62,079
U.S. Physical Therapy, Inc.	1,666	132,164
		13,962,242
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	21,914	220,893
Change Healthcare, Inc. (a)	30,536	432,084
Computer Programs & Systems, Inc.	1,744	48,640
Evolent Health, Inc. (a)	10,875	108,098
Health Catalyst, Inc. (a)	3,906	134,679
HealthStream, Inc. (a)	3,430	62,769
HMS Holdings Corp. (a)	11,805	314,249
Inovalon Holdings, Inc. Class A (a)	10,198	193,660
Inspire Medical Systems, Inc. (a)	3,597	429,590
Nextgen Healthcare, Inc. (a)	7,428	101,021
Omnicell, Inc. (a)	5,759	498,441
OptimizeRx Corp. (a)	1,636	32,393
Phreesia, Inc. (a)	3,971	146,808
Schrodinger, Inc.	4,357	212,534
Simulations Plus, Inc.	2,064	133,788
Tabula Rasa HealthCare, Inc. (a)(b)	2,784	96,159
Teladoc Health, Inc. (a)(b)	16,010	3,145,325
Vocera Communications, Inc. (a)	4,541	148,854
		6,459,985
Life Sciences Tools & Services - 1.8%
Adaptive Biotechnologies Corp. (a)	10,941	504,161
Avantor, Inc. (a)	59,761	1,390,638
Bio-Rad Laboratories, Inc. Class A (a)	2,881	1,689,476
Bio-Techne Corp.	5,188	1,309,503
Bruker Corp.	13,743	584,627
Charles River Laboratories International, Inc. (a)	6,698	1,525,135
Codexis, Inc. (a)	6,698	89,150
Fluidigm Corp. (a)(b)	9,861	56,602
Frontage Holdings Corp. (a)(d)	90,000	39,471
Luminex Corp.	5,973	131,645
Medpace Holdings, Inc. (a)	3,693	409,701
Nanostring Technologies, Inc. (a)	5,762	211,177
NeoGenomics, Inc. (a)	14,786	580,055
Pacific Biosciences of California, Inc. (a)	23,783	311,795
PPD, Inc.	14,546	478,272
PRA Health Sciences, Inc. (a)	8,572	835,256
Quanterix Corp. (a)	2,914	106,682
Syneos Health, Inc. (a)	9,383	498,050
		10,751,396
Pharmaceuticals - 2.0%
AcelRx Pharmaceuticals, Inc. (a)	11,360	19,426
Aerie Pharmaceuticals, Inc. (a)(b)	6,028	63,957
AMAG Pharmaceuticals, Inc. (a)	4,775	65,513
Amneal Pharmaceuticals, Inc. (a)	15,057	62,637
Amphastar Pharmaceuticals, Inc. (a)	4,773	93,503
ANI Pharmaceuticals, Inc. (a)	1,376	35,074
Arvinas Holding Co. LLC (a)	3,183	66,557
Assertio Holdings, Inc. (a)	9,525	5,906
Axsome Therapeutics, Inc. (a)	3,530	234,074
Biodelivery Sciences International, Inc. (a)	13,988	44,202
Cara Therapeutics, Inc. (a)	5,873	77,876
Catalent, Inc. (a)	22,072	1,937,259
Chiasma, Inc. (a)	6,512	24,420
Collegium Pharmaceutical, Inc. (a)	4,550	81,127
Corcept Therapeutics, Inc. (a)	14,056	235,860
CorMedix, Inc. (a)(b)	3,915	19,771
CymaBay Therapeutics, Inc. (a)	9,004	74,913
Durect Corp. (a)(b)	27,905	50,369
Endo International PLC (a)	30,600	139,842
Evofem Biosciences, Inc. (a)(b)	5,624	13,329
Evolus, Inc. (a)(b)	2,935	8,893
Horizon Therapeutics PLC (a)	28,426	2,129,960
Innoviva, Inc. (a)(b)	8,123	87,810
Intersect ENT, Inc. (a)	4,596	71,238
Intra-Cellular Therapies, Inc. (a)	9,383	231,479
Jazz Pharmaceuticals PLC (a)	7,432	1,070,951
Kala Pharmaceuticals, Inc. (a)(b)	4,350	28,710
Lannett Co., Inc. (a)(b)	4,808	30,915
MyoKardia, Inc. (a)	7,121	1,591,757
Nektar Therapeutics (a)(b)	23,776	376,612
Ocular Therapeutix, Inc. (a)	8,402	79,819
Odonate Therapeutics, Inc. (a)	1,839	26,500
Omeros Corp. (a)(b)	8,037	81,495
OptiNose, Inc. (a)(b)	4,399	14,077
Pacira Biosciences, Inc. (a)	5,685	297,326
Paratek Pharmaceuticals, Inc. (a)	5,431	25,906
Perrigo Co. PLC	18,338	804,488
Phibro Animal Health Corp. Class A	2,892	47,544
Prestige Brands Holdings, Inc. (a)	6,531	215,719
Reata Pharmaceuticals, Inc. (a)	3,220	375,806
Revance Therapeutics, Inc. (a)	8,208	212,423
Royalty Pharma PLC	10,879	399,259
Supernus Pharmaceuticals, Inc. (a)	6,871	126,152
TherapeuticsMD, Inc. (a)(b)	31,484	38,410
Theravance Biopharma, Inc. (a)	6,604	124,882
Tricida, Inc. (a)	3,562	20,054
WAVE Life Sciences (a)	2,904	20,531
Xeris Pharmaceuticals, Inc. (a)(b)	6,116	28,929
Zogenix, Inc. (a)(b)	7,258	154,741
Zynerba Pharmaceuticals, Inc. (a)	2,810	9,638
		12,077,639

TOTAL HEALTH CARE		99,112,106

INDUSTRIALS - 14.8%
Aerospace & Defense - 0.9%
AAR Corp.	4,649	90,470
Aerojet Rocketdyne Holdings, Inc. (a)	9,840	319,013
AeroVironment, Inc. (a)	2,992	228,469
Astronics Corp. (a)	3,229	20,666
Axon Enterprise, Inc. (a)	8,524	843,024
BWX Technologies, Inc.	12,757	701,763
Cubic Corp.	4,222	249,562
Curtiss-Wright Corp.	5,571	469,970
Ducommun, Inc. (a)	1,431	47,080
Hexcel Corp.	11,249	376,617
Kaman Corp.	3,544	140,555
Kratos Defense & Security Solutions, Inc. (a)	16,353	308,908
Maxar Technologies, Inc.	8,114	209,098
Mercury Systems, Inc. (a)	7,492	516,049
Moog, Inc. Class A	3,980	248,312
National Presto Industries, Inc.	673	55,920
Park Aerospace Corp.	2,730	28,911
Parsons Corp. (a)	3,023	95,285
Spirit AeroSystems Holdings, Inc. Class A	14,205	258,389
Triumph Group, Inc.	7,275	48,015
Vectrus, Inc. (a)	1,547	61,137
		5,317,213
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	7,998	224,264
Atlas Air Worldwide Holdings, Inc. (a)	3,520	208,243
C.H. Robinson Worldwide, Inc.	18,115	1,601,909
Echo Global Logistics, Inc. (a)	3,612	97,416
Forward Air Corp.	3,772	237,523
Hub Group, Inc. Class A (a)	4,441	222,627
XPO Logistics, Inc. (a)	12,272	1,104,480
		3,696,462
Airlines - 0.3%
Alaska Air Group, Inc.	16,881	639,621
Allegiant Travel Co.	1,814	244,455
Hawaiian Holdings, Inc.	6,262	86,729
JetBlue Airways Corp. (a)	37,290	446,361
Mesa Air Group, Inc. (a)	4,745	14,994
SkyWest, Inc.	6,814	197,810
Spirit Airlines, Inc. (a)	12,001	210,858
		1,840,828
Building Products - 1.5%
A.O. Smith Corp.	18,125	936,881
AAON, Inc.	5,492	320,788
Advanced Drain Systems, Inc.	6,490	411,661
American Woodmark Corp. (a)	2,267	187,277
Apogee Enterprises, Inc.	3,703	88,465
Armstrong World Industries, Inc.	6,451	386,415
Builders FirstSource, Inc. (a)	15,735	476,771
Cornerstone Building Brands, Inc. (a)	6,464	49,579
CSW Industrials, Inc.	1,847	157,974
Gibraltar Industries, Inc. (a)	4,347	249,735
Griffon Corp.	5,795	124,245
Insteel Industries, Inc.	2,616	56,924
Jeld-Wen Holding, Inc. (a)	8,980	188,849
Lennox International, Inc.	4,672	1,269,196
Masonite International Corp. (a)	3,267	287,496
Owens Corning	14,521	950,690
Patrick Industries, Inc.	2,940	163,905
PGT Innovations, Inc. (a)	8,201	135,973
Quanex Building Products Corp.	4,437	80,753
Resideo Technologies, Inc. (a)	16,575	167,076
Simpson Manufacturing Co. Ltd.	5,841	518,214
Trex Co., Inc. (a)	15,575	1,083,086
UFP Industries, Inc.	8,206	409,561
		8,701,514
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	8,946	310,605
ACCO Brands Corp.	13,015	68,589
Brady Corp. Class A	6,433	242,653
BrightView Holdings, Inc. (a)	4,282	52,369
Casella Waste Systems, Inc. Class A (a)	6,005	324,210
Cimpress PLC (a)	2,602	190,987
Clean Harbors, Inc. (a)	6,814	360,938
Covanta Holding Corp.	16,337	148,340
Deluxe Corp.	5,618	120,450
Ennis, Inc.	3,520	53,645
Harsco Corp. (a)	10,294	132,793
Healthcare Services Group, Inc.	9,916	226,878
Herman Miller, Inc.	7,815	238,123
HNI Corp.	5,868	191,003
IAA Spinco, Inc. (a)	17,968	1,016,809
Interface, Inc.	8,270	50,695
KAR Auction Services, Inc.	17,369	252,893
Kimball International, Inc. Class B	5,148	53,024
Knoll, Inc.	6,778	77,676
Matthews International Corp. Class A	4,336	94,655
McGrath RentCorp.	3,183	181,686
MSA Safety, Inc.	4,823	636,250
Pitney Bowes, Inc.	24,191	128,454
Quad/Graphics, Inc.	4,212	9,561
R.R. Donnelley & Sons Co.	8,592	10,053
Rollins, Inc.	19,782	1,144,389
SP Plus Corp. (a)	3,072	56,617
Steelcase, Inc. Class A	11,556	120,645
Stericycle, Inc. (a)	12,162	757,693
Team, Inc. (a)	4,541	24,340
Tetra Tech, Inc.	7,233	729,882
The Brink's Co.	6,780	290,387
U.S. Ecology, Inc.	4,205	128,337
UniFirst Corp.	2,037	333,681
Viad Corp.	2,816	56,320
		8,815,630
Construction & Engineering - 1.0%
AECOM (a)	21,552	966,392
Aegion Corp. (a)	4,042	57,033
Ameresco, Inc. Class A (a)(b)	2,718	104,344
Arcosa, Inc.	6,492	299,736
Argan, Inc.	1,951	80,362
Comfort Systems U.S.A., Inc.	4,888	223,870
Construction Partners, Inc. Class A (a)	4,456	90,813
Dycom Industries, Inc. (a)	4,264	276,904
EMCOR Group, Inc.	7,339	500,446
Fluor Corp.	16,424	186,412
Granite Construction, Inc.	6,397	123,526
Great Lakes Dredge & Dock Corp. (a)	9,216	95,201
MasTec, Inc. (a)(b)	7,550	374,782
MYR Group, Inc. (a)	2,342	100,121
Northwest Pipe Co. (a)	1,286	34,465
NV5 Holdings, Inc. (a)(b)	1,426	79,970
Primoris Services Corp.	5,853	110,446
Quanta Services, Inc.	18,566	1,159,075
Sterling Construction Co., Inc. (a)	3,699	54,375
Tutor Perini Corp. (a)	5,585	75,453
Valmont Industries, Inc.	2,845	403,848
Willscot Mobile Mini Holdings (a)	22,928	426,002
		5,823,576
Electrical Equipment - 1.4%
Acuity Brands, Inc.	5,360	477,790
Allied Motion Technologies, Inc.	1,003	37,893
American Superconductor Corp. (a)	2,522	35,081
Atkore International Group, Inc. (a)	6,413	132,685
AZZ, Inc.	3,644	122,402
Bloom Energy Corp. Class A (a)	10,829	136,879
Encore Wire Corp.	2,841	131,283
EnerSys	5,656	404,970
Generac Holdings, Inc. (a)	8,449	1,775,557
GrafTech International Ltd.	12,050	81,338
Hubbell, Inc. Class B	7,276	1,058,731
nVent Electric PLC	22,810	411,721
Plug Power, Inc. (a)(b)	53,792	753,088
Powell Industries, Inc.	1,152	27,222
Regal Beloit Corp.	5,465	539,122
Sensata Technologies, Inc. PLC (a)	21,013	918,478
Sunrun, Inc. (a)	20,816	1,082,848
Thermon Group Holdings, Inc. (a)	4,513	45,536
TPI Composites, Inc. (a)	4,279	141,720
Vicor Corp. (a)	2,799	218,322
		8,532,666
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	7,293	903,384
Raven Industries, Inc.	4,883	107,035
		1,010,419
Machinery - 4.2%
AGCO Corp.	8,246	635,189
Alamo Group, Inc.	1,326	159,558
Albany International Corp. Class A	4,009	204,218
Allison Transmission Holdings, Inc.	15,209	549,805
Altra Industrial Motion Corp.	8,082	345,586
Astec Industries, Inc.	3,059	155,397
Barnes Group, Inc.	6,184	226,953
Blue Bird Corp. (a)	2,148	24,788
Chart Industries, Inc. (a)	4,741	400,377
CIRCOR International, Inc. (a)	2,779	77,534
Colfax Corp. (a)(b)	13,418	364,835
Columbus McKinnon Corp. (NY Shares)	3,295	111,668
Commercial Vehicle Group, Inc. (a)	4,313	25,231
Crane Co.	6,638	336,879
Donaldson Co., Inc.	16,883	801,943
Douglas Dynamics, Inc.	3,204	109,288
Energy Recovery, Inc. (a)(b)	5,075	49,177
Enerpac Tool Group Corp. Class A	7,842	139,823
EnPro Industries, Inc.	2,740	161,715
ESCO Technologies, Inc.	3,447	288,479
Evoqua Water Technologies Corp. (a)	12,412	284,607
Federal Signal Corp.	8,037	230,501
Flowserve Corp.	17,480	509,018
Franklin Electric Co., Inc.	5,133	306,594
Gates Industrial Corp. PLC (a)	5,437	60,351
Gorman-Rupp Co.	2,500	77,625
Graco, Inc.	22,407	1,386,993
Greenbrier Companies, Inc.	4,525	122,085
Helios Technologies, Inc.	4,053	169,578
Hillenbrand, Inc.	9,937	290,657
Hyster-Yale Materials Handling Class A	1,289	54,654
Ingersoll Rand, Inc. (a)	49,900	1,743,506
ITT, Inc.	11,565	699,798
John Bean Technologies Corp.	4,287	359,979
Kadant, Inc.	1,521	175,098
Kennametal, Inc.	11,149	345,619
Lincoln Electric Holdings, Inc.	7,944	808,858
Lindsay Corp.	1,437	151,316
LiqTech International, Inc. (a)(b)	2,145	16,023
Lydall, Inc. (a)	2,473	48,941
Manitowoc Co., Inc. (a)	4,630	34,864
Meritor, Inc. (a)	9,633	234,467
Middleby Corp. (a)	7,452	741,772
Miller Industries, Inc.	1,497	44,820
Mueller Industries, Inc.	7,705	222,906
Mueller Water Products, Inc. Class A	21,248	220,129
Navistar International Corp. (a)	6,655	286,897
NN, Inc. (a)	6,200	33,232
Nordson Corp.	7,250	1,402,368
Omega Flex, Inc.	422	63,173
Oshkosh Corp.	9,103	613,178
Pentair PLC	22,284	1,108,852
Proto Labs, Inc. (a)	3,602	425,324
RBC Bearings, Inc. (a)	3,379	402,270
REV Group, Inc.	3,717	29,178
Rexnord Corp.	16,171	518,766
Snap-On, Inc.	7,327	1,154,222
SPX Corp. (a)	5,972	253,153
SPX Flow, Inc. (a)	5,680	240,548
Standex International Corp.	1,653	102,635
Tennant Co.	2,534	151,077
Terex Corp.	9,152	225,963
The Shyft Group, Inc.	4,255	82,164
Timken Co.	9,085	542,375
Toro Co.	14,433	1,184,949
TriMas Corp. (a)	5,905	143,669
Trinity Industries, Inc. (b)	11,699	220,409
Wabash National Corp.	7,161	102,116
Watts Water Technologies, Inc. Class A	3,665	405,972
Welbilt, Inc. (a)	16,715	101,627
Woodward, Inc.	7,779	618,819
		24,922,138
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	1,424	19,594
Genco Shipping & Trading Ltd.	3,792	24,496
Kirby Corp. (a)	8,072	310,691
Matson, Inc.	5,724	297,362
		652,143
Professional Services - 1.1%
ASGN, Inc. (a)	6,999	466,693
Barrett Business Services, Inc.	1,077	63,812
CBIZ, Inc. (a)	7,410	167,985
CoreLogic, Inc.	10,670	820,843
CRA International, Inc.	1,113	45,577
Exponent, Inc.	6,924	481,841
Forrester Research, Inc. (a)	1,396	51,568
Franklin Covey Co. (a)	1,293	21,878
FTI Consulting, Inc. (a)	4,898	482,257
Heidrick & Struggles International, Inc.	2,627	60,027
Huron Consulting Group, Inc. (a)	2,908	110,097
ICF International, Inc.	2,186	142,943
Insperity, Inc.	4,811	368,426
Kelly Services, Inc. Class A (non-vtg.)	4,684	81,408
Kforce, Inc.	2,630	91,261
Korn Ferry	7,630	230,350
Manpower, Inc.	7,816	530,472
MISTRAS Group, Inc. (a)	2,336	8,690
Nielsen Holdings PLC	47,920	647,399
Resources Connection, Inc.	4,257	45,720
Robert Half International, Inc.	15,469	784,124
TriNet Group, Inc. (a)	5,367	369,894
TrueBlue, Inc. (a)	4,952	76,855
Upwork, Inc. (a)	11,768	217,120
Willdan Group, Inc. (a)	1,505	39,386
		6,406,626
Road & Rail - 0.9%
AMERCO	1,195	414,856
ArcBest Corp.	3,542	108,102
Avis Budget Group, Inc. (a)(b)	6,860	230,976
Covenant Transport Group, Inc. Class A (a)	1,732	23,850
Heartland Express, Inc.	6,413	117,422
J.B. Hunt Transport Services, Inc.	11,218	1,365,679
Knight-Swift Transportation Holdings, Inc. Class A	17,089	649,211
Landstar System, Inc.	5,171	644,824
Marten Transport Ltd.	8,190	125,676
Ryder System, Inc.	7,171	353,243
Saia, Inc. (a)	3,489	515,186
Schneider National, Inc. Class B	4,851	107,013
Universal Logistics Holdings, Inc.	1,024	20,204
Werner Enterprises, Inc.	7,879	299,560
YRC Worldwide, Inc. (a)	6,680	26,186
		5,001,988
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	14,366	391,330
Applied Industrial Technologies, Inc.	5,146	314,163
Beacon Roofing Supply, Inc. (a)	7,262	222,943
BlueLinx Corp. (a)	1,201	26,398
BMC Stock Holdings, Inc. (a)	9,043	358,012
CAI International, Inc.	2,304	60,710
DXP Enterprises, Inc. (a)	2,111	33,016
Foundation Building Materials, Inc. (a)	2,750	40,040
GATX Corp. (b)	4,665	318,526
GMS, Inc. (a)	5,844	132,074
H&E Equipment Services, Inc.	4,395	92,471
HD Supply Holdings, Inc. (a)	21,702	865,042
Herc Holdings, Inc. (a)	3,404	151,001
MRC Global, Inc. (a)	7,290	31,055
MSC Industrial Direct Co., Inc. Class A	6,100	424,926
Now, Inc. (a)	15,486	63,028
Rush Enterprises, Inc. Class A	5,584	200,131
SiteOne Landscape Supply, Inc. (a)	5,918	707,142
Textainer Group Holdings Ltd. (a)	6,324	91,445
Titan Machinery, Inc. (a)	2,765	41,447
Triton International Ltd.	9,061	334,170
Univar, Inc. (a)	22,748	377,389
Veritiv Corp. (a)	1,826	26,294
Watsco, Inc.	4,414	989,354
WESCO International, Inc. (a)	5,954	245,543
		6,537,650
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	9,778	252,272

TOTAL INDUSTRIALS		87,511,125

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	5,275	357,329
ADTRAN, Inc.	6,488	69,357
Applied Optoelectronics, Inc. (a)(b)	2,738	24,040
CalAmp Corp. (a)	4,575	32,391
Calix Networks, Inc. (a)	7,460	174,639
Casa Systems, Inc. (a)	3,890	16,221
Ciena Corp. (a)	20,601	811,473
CommScope Holding Co., Inc. (a)	26,106	232,343
Comtech Telecommunications Corp.	3,513	50,587
Digi International, Inc. (a)	4,280	63,044
EchoStar Holding Corp. Class A (a)	6,391	148,016
Extreme Networks, Inc. (a)	16,990	68,979
F5 Networks, Inc. (a)	8,203	1,090,507
Harmonic, Inc. (a)	13,105	77,844
Infinera Corp. (a)(b)	25,168	157,552
Inseego Corp. (a)(b)	8,609	74,898
InterDigital, Inc.	4,058	227,167
Juniper Networks, Inc.	44,652	880,537
Lumentum Holdings, Inc. (a)	10,087	834,094
NETGEAR, Inc. (a)	4,124	127,102
NetScout Systems, Inc. (a)	9,493	194,796
Plantronics, Inc.	4,943	96,487
Sonus Networks, Inc. (a)	15,089	65,034
Ubiquiti, Inc.	1,010	187,466
ViaSat, Inc. (a)	8,565	290,354
Viavi Solutions, Inc. (a)	30,798	380,355
		6,732,612
Electronic Equipment & Components - 2.3%
Akoustis Technologies, Inc. (a)(b)	4,156	34,453
Arlo Technologies, Inc. (a)	11,021	49,154
Arrow Electronics, Inc. (a)	10,376	808,187
Avnet, Inc.	13,160	324,657
Badger Meter, Inc.	3,909	286,686
Belden, Inc.	5,919	182,779
Benchmark Electronics, Inc.	5,076	105,733
Cognex Corp.	23,276	1,533,888
Coherent, Inc. (a)	3,259	407,831
CTS Corp.	4,359	120,483
Dolby Laboratories, Inc. Class A	8,637	648,466
ePlus, Inc. (a)	1,856	125,299
Fabrinet (a)	4,954	297,339
FARO Technologies, Inc. (a)	2,382	143,492
Fitbit, Inc. (a)	31,487	221,668
FLIR Systems, Inc.	17,571	609,538
II-VI, Inc. (a)	13,870	630,669
Insight Enterprises, Inc. (a)	4,678	249,571
IPG Photonics Corp. (a)	4,793	891,306
Itron, Inc. (a)	5,373	365,095
Jabil, Inc.	18,268	605,402
Knowles Corp. (a)	12,001	171,014
Littelfuse, Inc.	3,264	646,076
Luna Innovations, Inc. (a)	3,950	24,925
Methode Electronics, Inc. Class A	5,161	158,804
MTS Systems Corp.	2,430	59,000
Napco Security Technolgies, Inc. (a)	1,486	35,842
National Instruments Corp.	17,736	554,782
nLIGHT, Inc. (a)	4,679	99,382
Novanta, Inc. (a)	4,726	513,811
OSI Systems, Inc. (a)	2,195	169,366
Par Technology Corp. (a)	2,260	83,552
PC Connection, Inc.	1,502	68,416
Plexus Corp. (a)	3,934	273,570
Rogers Corp. (a)	2,502	303,292
Sanmina Corp. (a)	9,115	222,771
ScanSource, Inc. (a)	3,550	71,355
SYNNEX Corp.	5,520	726,653
TTM Technologies, Inc. (a)	13,812	163,948
Vishay Intertechnology, Inc.	17,736	287,678
Vishay Precision Group, Inc. (a)	1,865	44,555
		13,320,488
IT Services - 2.0%
Alliance Data Systems Corp.	6,408	330,268
Brightcove, Inc. (a)	5,248	66,387
CACI International, Inc. Class A (a)	3,371	702,955
Cardtronics PLC (a)	5,089	90,635
Cass Information Systems, Inc.	1,709	67,027
Conduent, Inc. (a)	22,736	79,235
CSG Systems International, Inc.	4,408	166,975
DXC Technology Co.	34,008	626,427
Endurance International Group Holdings, Inc. (a)	8,720	50,663
Euronet Worldwide, Inc. (a)	7,005	622,324
EVERTEC, Inc.	7,981	265,608
EVO Payments, Inc. Class A (a)	5,413	114,052
ExlService Holdings, Inc. (a)	4,539	343,784
Fastly, Inc. Class A (a)	9,928	630,527
Genpact Ltd.	23,849	819,690
GreenSky, Inc. Class A (a)(b)	6,466	30,584
GTT Communications, Inc. (a)(b)	3,840	14,170
Hackett Group, Inc.	3,872	50,026
i3 Verticals, Inc. Class A (a)	2,057	42,436
International Money Express, Inc. (a)	3,639	50,618
KBR, Inc.	19,211	428,213
Limelight Networks, Inc. (a)(b)	16,557	58,446
Liveramp Holdings, Inc. (a)	8,815	582,583
ManTech International Corp. Class A	3,605	233,892
Maximus, Inc.	8,308	561,455
MongoDB, Inc. Class A (a)(b)	6,797	1,552,911
NIC, Inc.	9,031	202,475
Paysign, Inc. (a)(b)	4,172	19,859
Perficient, Inc. (a)	4,556	178,413
Perspecta, Inc.	18,406	330,020
Repay Holdings Corp. (a)	8,796	198,174
Sabre Corp.	41,368	269,719
Science Applications International Corp.	7,808	596,297
Switch, Inc. Class A	10,842	152,439
Sykes Enterprises, Inc. (a)	5,350	183,184
Ttec Holdings, Inc.	2,486	136,183
Unisys Corp. (a)	8,310	109,193
Verra Mobility Corp. (a)	18,502	177,804
Virtusa Corp. (a)	3,806	191,442
WEX, Inc. (a)	5,923	749,556
		12,076,649
Semiconductors & Semiconductor Equipment - 3.5%
ACM Research, Inc. (a)	1,312	92,325
Advanced Energy Industries, Inc. (a)	5,115	345,109
Alpha & Omega Semiconductor Ltd. (a)	2,834	44,947
Ambarella, Inc. (a)	4,629	253,067
Amkor Technology, Inc.	14,094	167,014
Axcelis Technologies, Inc. (a)	4,632	102,228
Brooks Automation, Inc.	9,888	461,770
Ceva, Inc. (a)	3,113	125,516
Cirrus Logic, Inc. (a)	7,826	538,977
CMC Materials, Inc.	3,886	552,550
Cohu, Inc.	5,838	126,860
Cree, Inc. (a)	14,759	938,672
Diodes, Inc. (a)	5,596	323,617
DSP Group, Inc. (a)	3,070	40,432
Enphase Energy, Inc. (a)	16,936	1,661,252
Entegris, Inc.	18,148	1,356,926
First Solar, Inc. (a)	11,355	988,396
FormFactor, Inc. (a)	10,307	292,203
Ichor Holdings Ltd. (a)	3,123	72,641
Impinj, Inc. (a)	2,781	70,943
Inphi Corp. (a)	6,966	973,568
Kulicke & Soffa Industries, Inc.	8,227	215,054
Lattice Semiconductor Corp. (a)	18,240	636,576
MACOM Technology Solutions Holdings, Inc. (a)	6,002	219,073
Maxeon Solar Technologies Ltd. (a)(b)	1,561	25,288
MaxLinear, Inc. Class A (a)	8,813	233,016
MKS Instruments, Inc.	7,389	800,894
Monolithic Power Systems, Inc.	5,685	1,816,926
NeoPhotonics Corp. (a)	6,414	43,679
NVE Corp.	673	31,045
ON Semiconductor Corp. (a)	55,303	1,387,552
Onto Innovation, Inc. (a)	6,650	213,266
PDF Solutions, Inc. (a)	3,849	72,130
Photronics, Inc. (a)	8,949	87,253
Power Integrations, Inc.	8,011	482,342
Rambus, Inc. (a)	14,964	206,354
Semtech Corp. (a)	8,781	481,989
Silicon Laboratories, Inc. (a)	5,856	600,006
SiTime Corp.	1,244	103,862
SMART Global Holdings, Inc. (a)	1,974	52,094
SolarEdge Technologies, Inc. (a)	6,739	1,736,573
SunPower Corp. (a)(b)	10,795	172,612
Synaptics, Inc. (a)	4,575	350,765
Ultra Clean Holdings, Inc. (a)	5,521	117,542
Universal Display Corp.	5,768	1,143,852
Veeco Instruments, Inc. (a)	6,680	85,036
		20,843,792
Software - 8.9%
2U, Inc. (a)(b)	9,469	348,933
8x8, Inc. (a)	13,918	240,503
A10 Networks, Inc. (a)	8,389	56,542
ACI Worldwide, Inc. (a)	15,539	453,273
Agilysys, Inc. (a)	2,875	77,855
Alarm.com Holdings, Inc. (a)	5,988	349,280
Altair Engineering, Inc. Class A (a)	5,684	244,583
Alteryx, Inc. Class A (a)	7,195	901,893
Anaplan, Inc. (a)	18,500	1,023,975
AppFolio, Inc. (a)	2,084	297,741
Appian Corp. Class A (a)(b)	5,085	321,881
Aspen Technology, Inc. (a)	9,100	999,271
Asure Software, Inc. (a)	1,436	10,153
Avalara, Inc. (a)	11,218	1,672,043
Avaya Holdings Corp. (a)	10,056	172,963
Benefitfocus, Inc. (a)	3,880	39,848
Bill.Com Holdings, Inc. (a)	7,933	793,300
Blackbaud, Inc.	6,661	328,654
BlackLine, Inc. (a)	6,817	665,885
Bottomline Technologies, Inc. (a)	5,281	209,761
Box, Inc. Class A (a)	18,596	288,238
CDK Global, Inc.	16,286	701,927
Cerence, Inc. (a)	4,900	267,442
Ceridian HCM Holding, Inc. (a)	17,449	1,504,453
Cloudera, Inc. (a)(b)	27,142	263,820
CommVault Systems, Inc. (a)	6,152	243,558
Cornerstone OnDemand, Inc. (a)	8,044	305,592
Crowdstrike Holdings, Inc. (a)	20,333	2,518,039
Digimarc Corp. (a)(b)	1,883	59,672
Digital Turbine, Inc. (a)	9,919	284,279
Domo, Inc. Class B (a)	3,369	107,033
Dropbox, Inc. Class A (a)	39,345	718,440
Dynatrace, Inc. (a)	24,474	864,177
Ebix, Inc. (b)	3,142	56,745
Elastic NV (a)	8,001	811,381
Envestnet, Inc. (a)	7,179	550,916
Everbridge, Inc. (a)	4,634	485,133
FireEye, Inc. (a)	30,197	417,926
Five9, Inc. (a)	8,796	1,334,529
HubSpot, Inc. (a)	5,761	1,671,093
Intelligent Systems Corp. (a)(b)	918	34,811
j2 Global, Inc. (a)	6,014	408,230
LivePerson, Inc. (a)	8,232	440,083
Manhattan Associates, Inc. (a)	8,555	731,453
MicroStrategy, Inc. Class A (a)	1,012	169,075
Mitek Systems, Inc. (a)	5,894	73,380
MobileIron, Inc. (a)	12,903	90,837
Model N, Inc. (a)	3,990	140,568
New Relic, Inc. (a)	6,968	422,679
Nuance Communications, Inc. (a)	38,037	1,213,761
Nutanix, Inc. Class A (a)	24,674	600,565
Onespan, Inc. (a)	4,580	100,439
Parametric Technology Corp. (a)	14,048	1,178,346
Pareteum Corp. (a)(b)	17,343	10,803
Paylocity Holding Corp. (a)	4,995	926,672
Pegasystems, Inc.	5,302	614,396
Pluralsight, Inc. (a)	13,560	212,892
Progress Software Corp.	6,062	220,475
Proofpoint, Inc. (a)	7,711	738,251
PROS Holdings, Inc. (a)	5,226	147,216
Q2 Holdings, Inc. (a)	6,730	614,045
QAD, Inc. Class A	1,580	66,107
Qualys, Inc. (a)	4,537	398,575
Rapid7, Inc. (a)	6,863	425,026
RealPage, Inc. (a)	11,945	665,217
SailPoint Technologies Holding, Inc. (a)	12,223	507,377
SecureWorks Corp. (a)	1,158	12,043
ShotSpotter, Inc. (a)(b)	1,028	30,131
Smartsheet, Inc. (a)	15,006	748,049
Smith Micro Software, Inc. (a)	4,580	18,870
SolarWinds, Inc. (a)	9,594	196,005
Sprout Social, Inc. (a)	3,601	157,364
SPS Commerce, Inc. (a)	4,737	405,440
SurveyMonkey (a)	15,853	331,803
Synchronoss Technologies, Inc. (a)	4,588	12,709
TeleNav, Inc. (a)	4,953	20,159
Tenable Holdings, Inc. (a)	8,896	303,443
Teradata Corp. (a)(b)	14,498	266,328
Upland Software, Inc. (a)	3,233	134,881
Varonis Systems, Inc. (a)	4,213	486,896
Verint Systems, Inc. (a)	8,609	417,709
VirnetX Holding Corp.	8,470	46,924
Workiva, Inc. (a)	5,298	293,032
Xperi Holding Corp.	14,526	180,122
Yext, Inc. (a)	12,416	205,857
Zendesk, Inc. (a)	15,518	1,721,567
Zix Corp. (a)	7,981	48,924
Zoom Video Communications, Inc. Class A (a)	24,456	11,271,983
Zscaler, Inc. (a)	9,650	1,309,988
Zuora, Inc. (a)	13,115	126,166
		52,560,402
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	16,116	91,700
Avid Technology, Inc. (a)	5,516	51,409
Dell Technologies, Inc. (a)	31,500	1,898,190
Diebold Nixdorf, Inc. (a)	10,545	65,695
Immersion Corp. (a)	2,018	12,431
NCR Corp. (a)	17,285	351,231
Pure Storage, Inc. Class A (a)	31,988	515,007
Xerox Holdings Corp.	23,947	416,199
		3,401,862

TOTAL INFORMATION TECHNOLOGY		108,935,805

MATERIALS - 4.9%
Chemicals - 2.4%
Advanced Emissions Solutions, Inc.	2,220	9,879
AdvanSix, Inc. (a)	3,857	58,704
Albemarle Corp. U.S.	14,249	1,328,149
American Vanguard Corp.	3,647	47,119
Amyris, Inc. (a)(b)	15,410	38,525
Ashland Global Holdings, Inc.	7,314	510,298
Axalta Coating Systems Ltd. (a)	28,139	706,570
Balchem Corp.	4,309	430,685
Cabot Corp.	7,538	286,519
CF Industries Holdings, Inc.	28,835	796,134
Chase Corp.	994	94,589
Element Solutions, Inc. (a)	29,346	343,935
Ferro Corp. (a)	11,460	147,376
GCP Applied Technologies, Inc. (a)	6,228	135,833
H.B. Fuller Co.	6,834	309,239
Huntsman Corp.	26,604	646,211
Ingevity Corp. (a)	5,444	298,767
Innospec, Inc.	3,296	217,997
Intrepid Potash, Inc. (a)	1,134	11,317
Koppers Holdings, Inc. (a)	2,998	67,245
Kraton Performance Polymers, Inc. (a)	4,545	128,624
Kronos Worldwide, Inc.	3,212	42,784
Livent Corp. (a)	19,631	211,033
Minerals Technologies, Inc.	4,537	248,129
NewMarket Corp.	982	351,252
Olin Corp.	19,056	315,377
PolyOne Corp.	12,311	382,503
PQ Group Holdings, Inc. (a)	5,139	59,407
Quaker Chemical Corp.	1,769	337,508
Rayonier Advanced Materials, Inc. (a)	8,251	28,301
RPM International, Inc.	17,460	1,478,338
Sensient Technologies Corp.	5,645	369,352
Stepan Co.	2,840	330,690
The Chemours Co. LLC	22,117	445,436
The Mosaic Co.	46,249	855,607
The Scotts Miracle-Gro Co. Class A	5,457	818,823
Tredegar Corp.	3,534	51,526
Trinseo SA	5,325	169,442
Tronox Holdings PLC	11,557	112,912
Valvoline, Inc.	24,945	490,668
Venator Materials PLC (a)	6,315	12,251
W.R. Grace & Co.	8,367	363,881
Westlake Chemical Corp.	4,627	312,878
		14,401,813
Construction Materials - 0.2%
Eagle Materials, Inc.	5,602	477,571
Forterra, Inc. (a)	2,622	34,217
Summit Materials, Inc. (a)	15,283	270,356
U.S. Concrete, Inc. (a)	2,253	76,512
		858,656
Containers & Packaging - 1.0%
Aptargroup, Inc.	8,588	979,805
Berry Global Group, Inc. (a)	17,796	829,827
Graphic Packaging Holding Co.	37,681	500,780
Greif, Inc. Class A	3,677	149,249
Myers Industries, Inc.	5,118	73,392
O-I Glass, Inc.	20,738	195,559
Packaging Corp. of America	12,722	1,456,542
Sealed Air Corp.	20,861	825,887
Silgan Holdings, Inc.	10,560	363,792
Sonoco Products Co.	13,358	653,073
UFP Technologies, Inc. (a)	899	33,317
		6,061,223
Metals & Mining - 1.1%
Alcoa Corp. (a)	24,681	318,879
Allegheny Technologies, Inc. (a)	17,491	161,092
Carpenter Technology Corp.	6,698	117,081
Century Aluminum Co. (a)	6,991	46,001
Cleveland-Cliffs, Inc.	53,766	445,182
Coeur d'Alene Mines Corp. (a)	32,388	228,983
Commercial Metals Co.	16,088	332,217
Compass Minerals International, Inc.	4,544	274,367
Contura Energy, Inc. (a)	2,398	15,467
Gold Resource Corp.	10,351	28,362
Haynes International, Inc.	1,678	27,200
Hecla Mining Co.	70,553	323,133
Kaiser Aluminum Corp.	2,199	138,383
Materion Corp.	2,776	142,103
McEwen Mining, Inc. (a)(b)	29,560	28,715
Reliance Steel & Aluminum Co.	8,536	930,339
Royal Gold, Inc.	8,797	1,045,172
Ryerson Holding Corp. (a)	1,835	14,441
Schnitzer Steel Industries, Inc. Class A	3,667	77,007
Steel Dynamics, Inc.	26,824	844,420
SunCoke Energy, Inc.	11,335	39,559
TimkenSteel Corp. (a)	5,123	19,826
United States Steel Corp.	29,184	281,917
Warrior Metropolitan Coal, Inc.	7,073	106,095
Worthington Industries, Inc.	4,812	236,799
		6,222,740
Paper & Forest Products - 0.2%
Boise Cascade Co.	5,272	202,339
Clearwater Paper Corp. (a)	2,318	86,114
Domtar Corp.	7,289	174,061
Louisiana-Pacific Corp.	15,194	434,245
Mercer International, Inc. (SBI)	5,445	34,249
Neenah, Inc.	2,415	90,876
P.H. Glatfelter Co.	6,086	86,847
Resolute Forest Products (a)	12,737	58,463
Schweitzer-Mauduit International, Inc.	4,249	141,067
Verso Corp.	4,820	37,500
		1,345,761

TOTAL MATERIALS		28,890,193

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust (SBI)	11,269	105,140
Agree Realty Corp.	7,316	454,104
Alexander & Baldwin, Inc.	9,743	125,198
Alexanders, Inc.	307	74,659
American Assets Trust, Inc.	6,698	140,189
American Campus Communities, Inc.	18,507	693,272
American Finance Trust, Inc.	15,362	88,562
American Homes 4 Rent Class A	36,124	1,021,225
Americold Realty Trust	27,542	997,847
Apartment Investment & Management Co. Class A	20,147	642,689
Apple Hospitality (REIT), Inc.	27,935	276,557
Armada Hoffler Properties, Inc.	8,063	72,648
Ashford Hospitality Trust, Inc. (b)	1,028	1,326
Bluerock Residential Growth (REIT), Inc.	2,918	25,270
Braemar Hotels & Resorts, Inc.	3,682	8,910
Brandywine Realty Trust (SBI)	23,346	204,511
Brixmor Property Group, Inc.	39,506	432,986
CareTrust (REIT), Inc.	13,053	223,206
CatchMark Timber Trust, Inc.	6,662	57,893
CBL & Associates Properties, Inc. (a)(b)	21,804	3,292
Chatham Lodging Trust	6,207	45,621
City Office REIT, Inc.	6,726	42,508
Colony Capital, Inc.	64,631	230,086
Columbia Property Trust, Inc.	14,907	157,716
Community Healthcare Trust, Inc.	2,956	136,863
CoreCivic, Inc.	15,615	100,092
CorEnergy Infrastructure Trust, Inc.	1,675	7,839
CorePoint Lodging, Inc.	5,238	25,038
CoreSite Realty Corp.	5,769	688,588
Corporate Office Properties Trust (SBI)	15,297	343,112
Cousins Properties, Inc.	20,155	513,549
CubeSmart	26,232	890,052
CyrusOne, Inc.	15,776	1,120,885
DiamondRock Hospitality Co.	26,104	128,954
Diversified Healthcare Trust (SBI)	33,525	97,055
Douglas Emmett, Inc.	22,479	530,504
Easterly Government Properties, Inc.	10,968	229,231
EastGroup Properties, Inc.	5,335	709,982
Empire State Realty Trust, Inc.	18,595	100,041
EPR Properties	10,013	238,710
Equity Commonwealth	16,557	437,436
Essential Properties Realty Trust, Inc.	13,705	226,407
Federal Realty Investment Trust (SBI)	9,274	637,866
First Industrial Realty Trust, Inc.	17,172	683,617
Four Corners Property Trust, Inc.	9,479	240,198
Franklin Street Properties Corp.	14,714	61,799
Front Yard Residential Corp. Class B	6,718	89,954
Gaming & Leisure Properties	27,923	1,015,001
Getty Realty Corp.	4,905	128,903
Gladstone Commercial Corp.	4,873	79,186
Gladstone Land Corp.	3,212	44,550
Global Medical REIT, Inc.	5,842	72,616
Global Net Lease, Inc.	12,384	176,224
Government Properties Income Trust	6,691	123,181
Healthcare Realty Trust, Inc.	18,475	513,605
Healthcare Trust of America, Inc.	29,558	718,259
Hersha Hospitality Trust	5,108	25,029
Highwoods Properties, Inc. (SBI)	14,089	419,430
Hospitality Properties Trust (SBI)	21,576	155,563
Hudson Pacific Properties, Inc.	20,525	395,312
Independence Realty Trust, Inc.	12,488	151,729
Industrial Logistics Properties Trust	9,129	175,094
Investors Real Estate Trust	1,715	115,608
Iron Mountain, Inc.	38,859	1,012,666
iStar Financial, Inc.	10,311	121,670
JBG SMITH Properties	15,284	356,881
Jernigan Capital, Inc.	2,917	50,435
Kilroy Realty Corp.	14,253	671,031
Kimco Realty Corp.	58,439	599,584
Kite Realty Group Trust	11,000	113,960
Lamar Advertising Co. Class A	11,594	718,364
Lexington Corporate Properties Trust	37,466	372,037
Life Storage, Inc.	6,338	723,483
LTC Properties, Inc.	5,470	180,565
Mack-Cali Realty Corp.	11,752	129,154
Monmouth Real Estate Investment Corp. Class A	13,636	188,859
National Health Investors, Inc.	6,097	341,737
National Retail Properties, Inc.	23,499	752,203
National Storage Affiliates Trust	8,346	282,846
New Senior Investment Group, Inc.	11,323	44,273
NexPoint Residential Trust, Inc.	3,026	134,112
Omega Healthcare Investors, Inc.	30,485	878,273
Outfront Media, Inc.	19,260	252,499
Paramount Group, Inc.	21,979	127,039
Park Hotels & Resorts, Inc.	31,338	311,186
Pebblebrook Hotel Trust	17,691	211,938
Pennsylvania Real Estate Investment Trust (SBI) (b)	8,201	4,092
Physicians Realty Trust	28,411	479,009
Piedmont Office Realty Trust, Inc. Class A	16,768	191,491
Plymouth Industrial REIT, Inc.	3,083	39,185
Potlatch Corp.	9,005	374,158
Preferred Apartment Communities, Inc. Class A	6,612	35,705
PS Business Parks, Inc.	2,752	313,811
QTS Realty Trust, Inc. Class A	8,346	513,362
Ramco-Gershenson Properties Trust (SBI)	11,153	54,538
Rayonier, Inc.	18,341	465,495
Retail Opportunity Investments Corp.	15,513	150,941
Retail Properties America, Inc.	28,057	147,019
Retail Value, Inc.	2,044	25,550
Rexford Industrial Realty, Inc.	16,684	775,139
RLJ Lodging Trust	22,335	182,700
Ryman Hospitality Properties, Inc.	7,404	295,049
Sabra Health Care REIT, Inc.	27,909	367,282
Safety Income and Growth, Inc.	1,892	130,207
Saul Centers, Inc.	1,661	41,110
Seritage Growth Properties (a)(b)	4,805	61,168
SITE Centers Corp.	20,836	141,893
SL Green Realty Corp.	9,933	425,232
Spirit Realty Capital, Inc.	13,952	419,258
Stag Industrial, Inc.	20,240	629,869
Store Capital Corp.	30,708	789,196
Summit Hotel Properties, Inc.	14,990	79,147
Sunstone Hotel Investors, Inc.	29,315	217,517
Tanger Factory Outlet Centers, Inc. (b)	12,662	78,378
Taubman Centers, Inc.	8,229	275,013
Terreno Realty Corp.	9,239	519,971
The GEO Group, Inc. (b)	16,739	148,308
The Macerich Co. (b)	14,722	102,465
UMH Properties, Inc.	5,346	72,866
Uniti Group, Inc.	25,975	229,100
Universal Health Realty Income Trust (SBI)	1,787	95,551
Urban Edge Properties	14,340	134,796
Urstadt Biddle Properties, Inc. Class A	4,072	38,725
Washington Prime Group, Inc. (b)	25,491	14,925
Washington REIT (SBI)	11,235	196,388
Weingarten Realty Investors (SBI)	16,392	259,977
Whitestone REIT Class B	6,072	36,189
Xenia Hotels & Resorts, Inc.	14,902	122,792
		36,921,839
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	1,305	14,525
CTO Realty Growth, Inc.	630	27,802
eXp World Holdings, Inc. (a)	3,702	156,928
Forestar Group, Inc. (a)	2,325	38,688
Howard Hughes Corp. (a)	5,996	372,891
Jones Lang LaSalle, Inc.	6,925	781,556
Kennedy-Wilson Holdings, Inc.	16,793	221,332
Marcus & Millichap, Inc. (a)	3,368	105,183
Newmark Group, Inc.	21,478	101,698
RE/MAX Holdings, Inc.	2,587	83,664
Realogy Holdings Corp. (a)	15,171	169,308
Redfin Corp. (a)	13,361	558,089
The RMR Group, Inc.	2,183	58,199
The St. Joe Co. (b)	4,376	118,327
		2,808,190

TOTAL REAL ESTATE		39,730,029

UTILITIES - 2.2%
Electric Utilities - 0.9%
Allete, Inc.	6,909	356,366
Avangrid, Inc.	7,484	369,261
Hawaiian Electric Industries, Inc.	14,546	480,600
IDACORP, Inc.	6,750	592,178
MGE Energy, Inc.	4,794	311,706
NRG Energy, Inc.	32,740	1,035,239
OGE Energy Corp.	26,713	821,959
Otter Tail Corp.	5,609	215,105
PNM Resources, Inc.	10,695	534,750
Portland General Electric Co.	11,980	470,814
		5,187,978
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	2,239	217,653
National Fuel Gas Co.	12,211	487,952
New Jersey Resources Corp.	12,771	372,658
Northwest Natural Holding Co.	4,061	180,471
ONE Gas, Inc.	7,047	486,525
South Jersey Industries, Inc.	13,337	257,004
Southwest Gas Holdings, Inc.	7,457	490,074
Spire, Inc.	6,840	383,314
UGI Corp.	27,800	899,052
		3,774,703
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	3,441	90,189
Class C	10,937	307,986
Ormat Technologies, Inc.	5,336	378,162
Sunnova Energy International, Inc. (a)	6,242	150,183
		926,520
Multi-Utilities - 0.3%
Avista Corp.	9,043	300,408
Black Hills Corp.	8,352	473,224
MDU Resources Group, Inc.	26,881	638,693
NorthWestern Energy Corp.	6,742	351,460
Unitil Corp.	2,120	73,246
		1,837,031
Water Utilities - 0.2%
American States Water Co.	4,996	373,151
Cadiz, Inc. (a)(b)	4,752	45,382
California Water Service Group	6,709	299,020
Middlesex Water Co.	2,430	155,860
SJW Corp.	3,578	217,149
York Water Co.	1,922	81,205
		1,171,767

TOTAL UTILITIES		12,897,999

TOTAL COMMON STOCKS
(Cost $595,321,307)		587,810,688

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.10% (e)	3,250,876	3,251,526
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	27,786,452	27,789,230
TOTAL MONEY MARKET FUNDS
(Cost $31,040,756)		31,040,756
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $626,362,063)		618,851,444
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(27,308,457)
NET ASSETS - 100%		$591,542,987

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	19	Dec. 2020	$1,459,960	$21,345	$21,345
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Dec. 2020	1,516,480	1,722	1,722
TOTAL FUTURES CONTRACTS					$23,067

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,233 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,929
Fidelity Securities Lending Cash Central Fund	349,225
Total	$366,154

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$25,666,489	$25,644,411	$--	$22,078
Consumer Discretionary	80,643,747	80,643,747	--	--
Consumer Staples	21,348,574	21,348,574	--	--
Energy	10,266,267	10,266,267	--	--
Financials	72,808,354	72,808,354	--	--
Health Care	99,112,106	99,112,106	--	--
Industrials	87,511,125	87,511,125	--	--
Information Technology	108,935,805	108,935,805	--	--
Materials	28,890,193	28,890,193	--	--
Real Estate	39,730,029	39,730,029	--	--
Utilities	12,897,999	12,897,999	--	--
Money Market Funds	31,040,756	31,040,756	--	--
Total Investments in Securities:	$618,851,444	$618,829,366	$--	$22,078
Derivative Instruments:
Assets
Futures Contracts	$23,067	$23,067	$--	$--
Total Assets	$23,067	$23,067	$--	$--
Total Derivative Instruments:	$23,067	$23,067	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$23,067	$0
Total Equity Risk	23,067	0
Total Value of Derivatives	$23,067	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020
Assets
Investment in securities, at value (including securities loaned of $25,757,597) — See accompanying schedule: Unaffiliated issuers (cost $595,321,307)	$587,810,688
Fidelity Central Funds (cost $31,040,756)	31,040,756
Total Investment in Securities (cost $626,362,063)		$618,851,444
Segregated cash with brokers for derivative instruments		179,001
Cash		388,119
Foreign currency held at value (cost $13,497)		13,493
Receivable for fund shares sold		1,453,496
Dividends receivable		197,797
Distributions receivable from Fidelity Central Funds		33,553
Total assets		621,116,903
Liabilities
Payable for investments purchased	$1,388,635
Payable for fund shares redeemed	371,374
Payable for daily variation margin on futures contracts	24,176
Other payables and accrued expenses	13
Collateral on securities loaned	27,789,718
Total liabilities		29,573,916
Net Assets		$591,542,987
Net Assets consist of:
Paid in capital		$590,014,983
Total accumulated earnings (loss)		1,528,004
Net Assets		$591,542,987
Net Asset Value, offering price and redemption price per share ($591,542,987 ÷ 62,376,238 shares)		$9.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2020
Investment Income
Dividends		$7,702,210
Income from Fidelity Central Funds (including $349,225 from security lending)		366,154
Total income		8,068,364
Expenses
Independent trustees' fees and expenses	$2,853
Total expenses before reductions	2,853
Expense reductions	(714)
Total expenses after reductions		2,139
Net investment income (loss)		8,066,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,012,936
Fidelity Central Funds	(593)
Foreign currency transactions	103
Futures contracts	(108,232)
Total net realized gain (loss)		8,904,214
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19,969,623)
Assets and liabilities in foreign currencies	(166)
Futures contracts	3,953
Total change in net unrealized appreciation (depreciation)		(19,965,836)
Net gain (loss)		(11,061,622)
Net increase (decrease) in net assets resulting from operations		$(2,995,397)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,066,225	$5,020,085
Net realized gain (loss)	8,904,214	2,982,878
Change in net unrealized appreciation (depreciation)	(19,965,836)	16,766,366
Net increase (decrease) in net assets resulting from operations	(2,995,397)	24,769,329
Distributions to shareholders	(9,015,399)	(570,035)
Share transactions
Proceeds from sales of shares	357,798,175	450,708,957
Reinvestment of distributions	8,606,523	551,118
Cost of shares redeemed	(214,889,672)	(92,009,962)
Net increase (decrease) in net assets resulting from share transactions	151,515,026	359,250,113
Total increase (decrease) in net assets	139,504,230	383,449,407
Net Assets
Beginning of period	452,038,757	68,589,350
End of period	$591,542,987	$452,038,757
Other Information
Shares
Sold	39,795,943	48,999,818
Issued in reinvestment of distributions	868,467	65,230
Redeemed	(25,092,353)	(9,894,249)
Net increase (decrease)	15,572,057	39,170,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

Years ended October 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$8.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15	.02
Net realized and unrealized gain (loss)	(.14)	.56	(1.03)
Total from investment operations	–	.71	(1.01)
Distributions from net investment income	(.13)	(.04)	–
Distributions from net realized gain	(.06)	–	–
Total distributions	(.18)C	(.04)	–
Net asset value, end of period	$9.48	$9.66	$8.99
Total ReturnD,E	(.06)%	7.97%	(10.10)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	- %I
Net investment income (loss)	1.55%	1.64%	1.31%I
Supplemental Data
Net assets, end of period (000 omitted)	$591,543	$452,039	$68,589
Portfolio turnover rateJ	26%	14%	- %K,L

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2020	Past 1 year	Life of fundA
Fidelity ZERO℠ International Index Fund	(2.34)%	(0.14)%

 A From August 2, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ International Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Global ex U.S. Index℠ performed over the same period.

Period Ending Values
$9,967	Fidelity ZERO℠ International Index Fund
$10,034	Fidelity Global ex U.S. Index℠

Fidelity ZERO℠ International Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned -2.46% for the 12 months ending October 31, 2020, in what was a bumpy ride for non-U.S. equities, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a sharp upturn. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, elevated volatility and dislocation in financial markets. A historically rapid and expansive monetary- and fiscal-policy response around the world provided a partial offset to the economic disruption. Other supporting factors included resilient corporate earnings and near-term potential for a COVID-19 vaccine breakthrough. This was evident in the index’s 12.28% gain in the final six months of the year. Currency fluctuation generally boosted foreign developed-markets equities for the year, while the reverse was true for emerging-markets stocks. Late in the period, the index was pressured by a second wave of COVID-19 cases in some regions, and stretched valuations and crowded positioning in big tech. For the full year, the U.K. (-22%), Asia Pacific ex Japan (-8%), Canada (-5%) and Europe ex U.K. (-4%) notably lagged. Emerging markets (+9%) and Japan (+1%) outperformed. By sector, energy (-38%), financials and real estate (-20% each) lagged, whereas information technology (+ 25%) and communication services (+15%) topped the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2020, the fund returned -2.34%, compared with a return of -2.48% for the benchmark Fidelity Global ex-US Index. (The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) Individually, several stocks in the energy sector – by far the weakest performer of the 12 months – were notable detractors, as oil-price weakness and sluggish demand amid the pandemic hampered U.K.-based Royal Dutch Shell, which returned roughly -55%, and BP (-57%), as well as France's Total (-39%). Another individual detractor was British multinational investment bank HSBC Holdings (-45%). The firm suspended its dividend in late March, partly as lower interest rates made lending less profitable. Weak profits along with heightened concern about bad debts at the company also weighed on HSBC's share price. Elsewhere, slumping demand for air travel weighed on the shares of Dutch aircraft manufacturer Airbus (-49%). On the positive side, Chinese entertainment conglomerate Tencent Holding (+87%) generated strong earnings and revenue growth. Chinese e-commerce and cloud-computing company Alibaba Group (+72%) was another top contributor, driven by favorable quarterly financial results announced in mid-August. Another contributor was Taiwan Semiconductor, whose shares rose 58%, aided by strong customer demand for chip manufacturing services among global technology companies. Also adding value was Chinese shopping platform Meituan (+212%), which benefited from strong demand amid consumers' transition to working and shopping from home.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.0
Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	0.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.7
12.5

Top Market Sectors as of October 31, 2020

% of fund's net assets
Financials	18.5
Consumer Discretionary	13.9
Industrials	11.7
Information Technology	11.4
Health Care	9.2
Consumer Staples	8.3
Communication Services	8.1
Materials	7.3
Energy	3.6
Utilities	3.0

Geographic Diversification (% of fund's net assets)

As of October 31, 2020
Japan	18.1%
Cayman Islands	8.6%
United Kingdom	7.9%
Canada	6.7%
Switzerland	5.8%
France	5.4%
Germany	5.0%
Australia	4.4%
Korea (South)	3.8%
Other*	34.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity ZERO℠ International Index Fund

Schedule of Investments October 31, 2020

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 4.4%
Afterpay Ltd. (a)	16,762	$1,141,309
AGL Energy Ltd.	44,677	391,573
ALS Ltd.	36,673	242,674
Altium Ltd.	9,349	245,385
Alumina Ltd.	180,783	182,603
AMP Ltd.	241,929	260,338
Ampol Ltd.	18,726	341,452
Ansell Ltd.	8,963	253,447
APA Group unit	87,645	646,149
Aristocrat Leisure Ltd.	47,802	962,576
ASX Ltd.	14,439	808,507
Atlas Arteria Ltd. unit	76,340	302,388
Aurizon Holdings Ltd.	146,925	389,595
Australia & New Zealand Banking Group Ltd.	207,688	2,756,151
Bank of Queensland Ltd.	36,188	163,261
Beach Energy Ltd.	101,025	83,772
Bendigo & Adelaide Bank Ltd.	36,655	172,434
BHP Billiton Ltd.	215,478	5,165,357
BlueScope Steel Ltd.	35,271	364,303
Boral Ltd.	80,351	257,308
Brambles Ltd.	107,322	723,814
Carsales.com Ltd.	18,326	267,739
Challenger Ltd.	40,605	137,265
Charter Hall Group unit	33,357	289,223
Coca-Cola Amatil Ltd.	33,535	293,157
Cochlear Ltd.	4,853	724,336
Coles Group Ltd.	96,028	1,199,608
Commonwealth Bank of Australia	129,214	6,273,540
Computershare Ltd.	37,719	322,343
Crown Ltd.	24,018	139,830
CSL Ltd.	33,203	6,722,191
Deterra Royalties Ltd. (a)	35,602	98,839
DEXUS Property Group unit	77,646	469,762
Dominos Pizza Enterprises Ltd.	4,292	255,639
Downer EDI Ltd.	50,549	156,293
Evolution Mining Ltd.	122,730	481,155
Fortescue Metals Group Ltd.	121,147	1,482,050
Goodman Group unit	120,734	1,562,678
Iluka Resources Ltd.	35,602	129,011
Incitec Pivot Ltd.	154,111	207,931
Insurance Australia Group Ltd.	167,117	560,965
JB Hi-Fi Ltd.	8,872	296,462
Lendlease Group unit	52,203	439,139
Link Administration Holdings Ltd.	36,627	123,158
Macquarie Group Ltd.	24,816	2,212,594
Magellan Financial Group Ltd.	10,557	409,174
Medibank Private Ltd.	198,496	372,611
Mirvac Group unit	279,118	413,924
National Australia Bank Ltd.	240,930	3,152,083
Newcrest Mining Ltd.	59,883	1,241,823
Northern Star Resources Ltd.	52,773	557,489
Orica Ltd.	28,191	302,624
Origin Energy Ltd.	131,983	371,269
Orora Ltd.	76,104	137,925
Qantas Airways Ltd.	143,346	421,715
QBE Insurance Group Ltd.	105,288	608,847
Qube Holdings Ltd.	131,151	244,118
Ramsay Health Care Ltd.	13,677	599,248
realestate.com.au Ltd.	3,599	299,300
Reliance Worldwide Corp. Ltd.	51,903	149,830
Rio Tinto Ltd.	27,209	1,770,051
Santos Ltd.	133,480	443,739
Saracen Mineral Holdings Ltd. (a)	81,700	326,508
Scentre Group unit	393,123	580,139
SEEK Ltd.	27,850	421,075
Sonic Healthcare Ltd.	34,453	843,859
South32 Ltd.	356,775	509,112
Spark Infrastructure Group unit	118,959	166,004
Steadfast Group Ltd.	58,220	145,971
Stockland Corp. Ltd. unit	183,791	496,986
Suncorp Group Ltd.	97,149	561,064
Sydney Airport unit	201,102	771,042
Tabcorp Holdings Ltd.	156,593	361,828
Telstra Corp. Ltd.	873,976	1,645,861
The GPT Group unit	139,809	395,974
The Star Entertainment Group Ltd.	71,689	165,207
Transpacific Industries Group Ltd.	139,748	201,464
Transurban Group unit	198,200	1,876,891
Treasury Wine Estates Ltd.	50,281	324,154
Vicinity Centres unit	262,047	222,690
Wesfarmers Ltd.	82,524	2,671,271
Westpac Banking Corp.	264,502	3,347,766
WiseTech Global Ltd.	10,718	218,599
Woodside Petroleum Ltd.	70,944	875,041
Woolworths Group Ltd.	92,051	2,476,200
WorleyParsons Ltd.	21,373	142,477

TOTAL AUSTRALIA		71,942,257

Austria - 0.2%
ams AG (a)	20,350	436,095
Andritz AG	5,596	188,483
BAWAG Group AG (b)	4,745	173,525
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	4,941	135,519
Erste Group Bank AG	21,177	433,589
IMMOFINANZ Immobilien Anlagen AG (a)	6,434	86,174
OMV AG	11,349	260,387
Raiffeisen International Bank-Holding AG	9,546	137,193
S IMMO AG	4,118	60,814
S&T AG (a)	3,828	69,415
UNIQA Insurance Group AG	8,336	46,892
Verbund AG	5,088	292,613
Voestalpine AG	8,218	228,271
Wienerberger AG	7,936	200,196

TOTAL AUSTRIA		2,749,166

Bailiwick of Jersey - 0.4%
Experian PLC	67,334	2,466,707
Ferguson PLC	16,938	1,682,299
Glencore Xstrata PLC	803,429	1,620,707
IWG PLC	59,269	194,568
Polymetal International PLC	20,457	434,501
WPP PLC	89,788	717,163

TOTAL BAILIWICK OF JERSEY		7,115,945

Belgium - 0.6%
Ackermans & Van Haaren SA	1,697	208,709
Aedifica SA	3,022	304,091
Ageas	13,641	548,896
Anheuser-Busch InBev SA NV	61,899	3,201,800
Barco NV	4,788	75,030
Cofinimmo SA	2,273	308,669
Elia System Operator SA/NV	2,453	237,407
Galapagos Genomics NV (a)	3,478	406,534
Groupe Bruxelles Lambert SA	8,555	700,240
KBC Groep NV	24,641	1,214,792
Proximus	10,288	200,038
Sofina SA	1,129	293,220
Solvay SA Class A	5,430	440,786
UCB SA	9,273	914,743
Umicore SA	14,579	561,000
Warehouses de Pauw	8,905	297,861

TOTAL BELGIUM		9,913,816

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	298,000	778,394
Beijing Enterprises Water Group Ltd.	382,000	144,867
Brilliance China Automotive Holdings Ltd.	196,000	169,138
Cheung Kong Infrastructure Holdings Ltd.	45,500	214,221
China Gas Holdings Ltd.	146,200	447,888
China Resource Gas Group Ltd.	60,000	260,045
Cosan Ltd. Class A	7,256	99,625
Credicorp Ltd. (United States)	4,796	550,005
Haier Electronics Group Co. Ltd.	81,000	307,178
Hiscox Ltd. (a)	26,022	277,918
Hongkong Land Holdings Ltd.	82,339	302,279
Jardine Matheson Holdings Ltd.	19,161	849,324
Jardine Strategic Holdings Ltd.	13,292	287,801
Kunlun Energy Co. Ltd.	312,000	201,225
Shenzhen International Holdings Ltd.	37	57

TOTAL BERMUDA		4,889,965

Brazil - 1.0%
Ambev SA	323,700	687,121
Atacadao SA	23,100	74,277
B2W Companhia Global do Varejo (a)	15,368	201,516
Banco Bradesco SA	99,030	313,592
Banco do Brasil SA	111,900	581,152
Banco Inter SA unit	12,320	109,138
BB Seguridade Participacoes SA	44,600	184,060
BM&F BOVESPA SA	154,100	1,371,013
BR Malls Participacoes SA (a)	62,900	89,451
Brasil Foods SA (a)	47,500	138,909
BTG Pactual Participations Ltd. unit	16,000	202,163
CCR SA	77,600	150,928
Centrais Eletricas Brasileiras SA (Electrobras)	23,251	125,860
Cielo SA	69,900	41,054
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	10,100	109,045
Companhia de Locacao das Americas	21,600	94,637
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	28,300	209,613
Companhia Siderurgica Nacional SA (CSN)	49,400	176,836
Compania de Saneamento do Parana unit	17,100	70,600
Cosan SA Industria e Comercio	10,400	117,794
CPFL Energia SA	11,100	53,914
Cyrela Brazil Realty SA	18,400	73,081
Drogasil SA	94,500	396,251
Embraer SA (a)	42,400	44,558
Energisa SA unit	15,600	114,106
ENGIE Brasil Energia SA	15,850	110,189
Equatorial Energia SA	68,500	237,926
Estacio Participacoes SA	17,700	70,702
Hapvida Participacoes e Investimentos SA (b)	14,000	157,056
Hypermarcas SA	27,600	134,201
IRB Brasil Resseguros SA	54,599	58,425
JBS SA	74,200	251,517
Klabin SA unit	47,700	197,352
Kroton Educacional SA	124,700	93,232
Localiza Rent A Car SA	43,830	463,511
Lojas Renner SA	57,900	377,897
Magazine Luiza SA	197,580	848,107
MPX Mineracao e Energia SA (a)	16,500	151,256
Multiplan Empreendimentos Imobiliarios SA	19,900	65,791
Natura & Co. Holding SA	59,788	480,350
Neoenergia SA	20,400	61,826
Notre Dame Intermedica Participacoes SA	34,900	399,912
Petrobras Distribuidora SA	46,700	156,102
Petroleo Brasileiro SA - Petrobras (ON)	294,600	975,505
Qualicorp Consultoria E Corret	16,100	89,311
Rumo SA (a)	100,700	321,864
Sonae Sierra Brasil SA (a)	9,500	38,096
Sul America SA unit	18,200	126,843
Suzano Papel e Celulose SA (a)	50,453	440,083
Terna Participacoes SA unit	21,800	106,949
TIM SA	52,000	107,390
Totvs SA	39,300	184,927
Ultrapar Participacoes SA	62,800	179,274
Vale SA	252,400	2,663,463
Via Varejo SA (a)	101,586	303,805
Weg SA	52,200	689,850

TOTAL BRAZIL		16,273,381

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	17,883	1,415,687
Air Canada (a)	20,185	223,167
Alamos Gold, Inc.	28,263	258,171
Algonquin Power & Utilities Corp.	44,984	682,036
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	63,019	1,940,756
Allied Properties (REIT)	8,336	202,159
AltaGas Ltd.	21,781	276,125
ATCO Ltd. Class I (non-vtg.)	4,923	137,052
B2Gold Corp.	74,179	477,155
Bank of Montreal	47,081	2,803,374
Bank of Nova Scotia	88,584	3,680,195
Barrick Gold Corp. (Canada)	130,336	3,484,627
Bausch Health Cos., Inc. (Canada) (a)	22,298	367,366
BCE, Inc.	66,304	2,664,502
BlackBerry Ltd. (a)	40,487	181,725
Boyd Group Services, Inc.	1,552	222,625
Brookfield Asset Management, Inc. (Canada) Class A	102,633	3,049,794
CAE, Inc.	18,628	318,366
Cameco Corp.	27,519	261,496
Canadian Apartment Properties (REIT) unit	12,344	396,828
Canadian Imperial Bank of Commerce	32,532	2,426,653
Canadian National Railway Co.	51,870	5,152,739
Canadian Natural Resources Ltd.	87,045	1,385,089
Canadian Pacific Railway Ltd.	9,872	2,950,115
Canadian Tire Ltd. Class A (non-vtg.)	4,475	499,730
Canadian Utilities Ltd. Class A (non-vtg.)	8,668	202,598
Capital Power Corp.	7,325	161,422
CCL Industries, Inc. Class B	10,968	418,205
Cenovus Energy, Inc. (Canada)	74,053	242,341
CGI Group, Inc. Class A (sub. vtg.) (a)	17,092	1,060,569
CI Financial Corp.	13,904	162,072
Constellation Software, Inc.	1,463	1,535,793
Descartes Systems Group, Inc. (Canada) (a)	6,833	366,396
Dollarama, Inc.	21,987	757,159
Element Financial Corp.	32,500	306,144
Emera, Inc.	18,672	744,890
Empire Co. Ltd. Class A (non-vtg.)	12,806	349,394
Enbridge, Inc.	148,308	4,086,457
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,041	536,546
Finning International, Inc.	11,360	172,749
First Quantum Minerals Ltd.	39,538	454,347
FirstService Corp.	2,616	350,783
Fortis, Inc.	34,489	1,362,423
Franco-Nevada Corp.	14,032	1,912,535
George Weston Ltd.	5,041	353,509
Gibson Energy, Inc.	10,193	150,106
Gildan Activewear, Inc.	15,202	314,925
Great-West Lifeco, Inc.	20,000	407,566
Hydro One Ltd. (b)	22,784	497,817
iA Financial Corp, Inc.	8,180	285,008
IGM Financial, Inc.	5,242	115,086
Imperial Oil Ltd.	15,305	203,561
Intact Financial Corp.	10,580	1,092,862
Inter Pipeline Ltd.	30,096	267,912
Keyera Corp.	17,476	248,046
Kinross Gold Corp.	93,475	743,703
Kirkland Lake Gold Ltd.	20,543	935,945
Loblaw Companies Ltd.	12,123	603,466
Lundin Mining Corp.	44,998	271,886
Magna International, Inc. Class A (sub. vtg.)	20,087	1,025,684
Manulife Financial Corp.	142,960	1,937,895
Methanex Corp.	4,868	144,326
Metro, Inc. Class A (sub. vtg.)	18,584	866,919
National Bank of Canada	24,603	1,180,752
Northland Power, Inc.	14,228	460,170
Nutrien Ltd.	41,368	1,681,671
Onex Corp. (sub. vtg.)	5,662	244,788
Open Text Corp.	20,266	744,593
Pan American Silver Corp.	15,236	484,505
Parkland Corp.	10,949	267,418
Pembina Pipeline Corp.	40,481	847,418
Power Corp. of Canada (sub. vtg.)	42,537	810,001
Quebecor, Inc. Class B (sub. vtg.)	13,686	317,522
Restaurant Brands International, Inc.	22,860	1,187,869
RioCan (REIT)	21,299	229,888
Ritchie Bros. Auctioneers, Inc.	8,083	489,967
Rogers Communications, Inc. Class B (non-vtg.)	25,858	1,050,390
Royal Bank of Canada	103,858	7,262,187
Saputo, Inc.	16,928	412,051
Shaw Communications, Inc. Class B	35,926	591,890
Shopify, Inc. Class A (a)	7,915	7,296,735
SNC-Lavalin Group, Inc.	13,663	191,157
Stantec, Inc.	8,897	255,497
Sun Life Financial, Inc.	43,029	1,712,052
Suncor Energy, Inc.	110,595	1,247,649
TC Energy Corp.	68,985	2,715,284
Teck Resources Ltd. Class B (sub. vtg.)	32,998	433,682
TELUS Corp.	93,717	1,602,397
TFI International, Inc. (Canada)	6,491	289,009
The Toronto-Dominion Bank	131,922	5,820,292
Thomson Reuters Corp.	12,413	965,052
TMX Group Ltd.	3,678	357,392
Toromont Industries Ltd.	5,914	368,210
Waste Connection, Inc. (Canada)	19,064	1,889,658
Wheaton Precious Metals Corp.	32,987	1,513,792
WSP Global, Inc.	5,429	343,393
Yamana Gold, Inc.	69,571	386,941

TOTAL CANADA		106,757,849

Cayman Islands - 8.6%
AAC Technology Holdings, Inc.	55,000	289,810
Airtac International Group	11,000	295,292
Alibaba Group Holding Ltd. sponsored ADR (a)	133,394	40,643,818
Anta Sports Products Ltd.	66,000	726,192
ASM Pacific Technology Ltd.	23,600	237,446
Autohome, Inc. ADR Class A	4,015	383,633
Baidu.com, Inc. sponsored ADR (a)	20,081	2,671,777
BeiGene Ltd. ADR (a)	2,848	844,489
Bilibili, Inc. ADR (a)(d)	11,085	495,167
Chailease Holding Co. Ltd.	101,285	490,334
Cheung Kong Property Holdings Ltd.	181,000	838,168
China Biologic Products Holdings, Inc. (a)	916	106,448
China Conch Venture Holdings Ltd.	124,000	551,022
China Feihe Ltd. (b)	210,000	476,208
China Mengniu Dairy Co. Ltd.	199,000	935,640
China Resources Cement Holdings Ltd.	152,000	198,419
China Resources Land Ltd.	208,000	846,488
CIFI Holdings Group Co. Ltd.	277,976	191,831
CK Hutchison Holdings Ltd.	197,500	1,189,713
Country Garden Holdings Co. Ltd.	543,140	668,372
Country Garden Services Holdings Co. Ltd.	95,000	596,163
Ctrip.com International Ltd. ADR (a)	33,185	954,401
ENN Energy Holdings Ltd.	56,200	710,066
Evergrande Real Estate Group Ltd.	134,000	266,185
GDS Holdings Ltd. ADR (a)(d)	8,211	690,052
Geely Automobile Holdings Ltd.	412,000	846,055
Genscript Biotech Corp.	64,000	88,663
Hengan International Group Co. Ltd.	54,000	374,395
Huazhu Group Ltd. ADR	9,431	373,751
Innovent Biologics, Inc. (a)(b)	60,000	442,696
iQIYI, Inc. ADR (a)(d)	20,302	501,459
JD.com, Inc. sponsored ADR (a)	64,704	5,274,670
Kingdee International Software Group Co. Ltd.	172,000	451,493
Kingsoft Corp. Ltd.	68,000	363,134
Li Ning Co. Ltd.	148,500	766,204
Logan Property Holdings Co. Ltd.	84,000	131,323
Longfor Properties Co. Ltd. (b)	114,000	622,754
Meituan Class B (a)	305,200	11,345,842
Melco Crown Entertainment Ltd. sponsored ADR	14,564	234,772
Minth Group Ltd.	54,000	223,244
Momo, Inc. ADR	11,896	178,440
NetEase, Inc. ADR	29,514	2,561,520
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	10,171	1,631,225
NIO, Inc. sponsored ADR (a)	78,179	2,390,714
PagSeguro Digital Ltd. (a)	13,262	485,522
Parade Technologies Ltd.	5,000	190,499
Pinduoduo, Inc. ADR (a)	24,752	2,227,185
Sands China Ltd.	172,800	605,162
Sea Ltd. ADR (a)	21,588	3,404,428
Semiconductor Manufacturing International Corp. (a)	298,000	879,139
Shenzhou International Group Holdings Ltd.	54,200	936,134
Shimao Property Holdings Ltd.	95,500	336,914
Silergy Corp.	5,000	307,596
Silicon Motion Technology Corp. sponsored ADR	2,922	110,276
SINA Corp. (a)	3,938	168,743
Sino Biopharmaceutical Ltd.	755,500	762,078
StoneCo Ltd. Class A (a)	14,442	758,783
Sunac China Holdings Ltd.	185,000	682,490
Sunny Optical Technology Group Co. Ltd.	52,200	863,211
TAL Education Group ADR (a)	29,382	1,952,728
Tencent Holdings Ltd.	420,400	32,120,937
Tingyi (Cayman Islands) Holding Corp.	130,000	237,446
Vipshop Holdings Ltd. ADR (a)	28,351	606,711
Want Want China Holdings Ltd.	506,000	334,179
Weibo Corp. sponsored ADR (a)(d)	4,191	174,136
WH Group Ltd. (b)	700,000	549,887
Wharf Real Estate Investment Co. Ltd.	130,000	498,871
Wuxi Biologics (Cayman), Inc. (a)(b)	70,500	1,969,726
Wynn Macau Ltd. (a)	119,200	164,520
Xiaomi Corp. Class B (a)(b)	970,800	2,760,989
Xinyi Glass Holdings Ltd.	186,000	407,389
Xinyi Solar Holdings Ltd.	289,895	527,252
Yihai International Holding Ltd.	30,000	397,033
YY, Inc. ADR	3,941	360,129
Zai Lab Ltd. ADR (a)	4,800	393,840
Zhen Ding Technology Holding Ltd.	41,000	173,407
ZTO Express, Inc. sponsored ADR	28,159	816,048

TOTAL CAYMAN ISLANDS		142,262,876

Chile - 0.1%
Aguas Andinas SA	203,700	52,912
Banco de Chile	2,975,895	229,744
Banco de Credito e Inversiones	3,513	109,942
Banco Santander Chile	3,943,728	138,053
Cencosud SA	96,773	134,529
Cencosud Shopping SA	37,712	49,841
Colbun SA	505,813	76,333
Compania Cervecerias Unidas SA	10,240	56,940
Compania de Petroleos de Chile SA (COPEC)	24,528	187,140
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,946	44,788
Empresas CMPC SA	75,892	157,820
Enel Chile SA	1,784,419	119,738
Enersis SA	2,233,383	296,321
Parque Arauco SA	42,537	54,573
S.A.C.I. Falabella	48,339	132,521

TOTAL CHILE		1,841,195

China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	2,035,000	687,739
Anhui Conch Cement Co. Ltd. (H Shares)	87,000	542,593
Bank Communications Co. Ltd. (H Shares)	1,527,000	750,451
Bank of China Ltd. (H Shares)	5,590,000	1,765,665
BYD Co. Ltd. (H Shares)	44,000	889,452
CGN Power Co. Ltd. (H Shares) (b)	657,000	140,680
China CITIC Bank Corp. Ltd. (H Shares)	857,000	348,217
China Communications Construction Co. Ltd. (H Shares)	284,000	148,365
China Construction Bank Corp. (H Shares)	7,209,000	4,967,818
China International Capital Corp. Ltd. (H Shares) (a)(b)	94,400	219,668
China Life Insurance Co. Ltd. (H Shares)	546,000	1,191,331
China Merchants Bank Co. Ltd. (H Shares)	275,500	1,432,138
China Minsheng Banking Corp. Ltd. (H Shares)	392,000	214,393
China National Building Materials Co. Ltd. (H Shares)	274,000	314,203
China Oilfield Services Ltd. (H Shares)	108,000	64,918
China Pacific Insurance (Group) Co. Ltd. (H Shares)	204,400	636,731
China Petroleum & Chemical Corp. (H Shares)	1,816,000	709,095
China Railway Group Ltd. (H Shares)	234,000	107,454
China Shenhua Energy Co. Ltd. (H Shares)	249,500	431,254
China Telecom Corp. Ltd. (H Shares)	992,000	312,219
China Tower Corp. Ltd. (H Shares) (b)	3,412,000	532,540
China Vanke Co. Ltd. (H Shares)	140,500	434,956
CITIC Securities Co. Ltd. (H Shares)	173,000	373,113
CRRC Corp. Ltd. (H Shares)	452,000	174,911
Great Wall Motor Co. Ltd. (H Shares)	228,000	368,800
Guangzhou Automobile Group Co. Ltd. (H Shares)	220,000	225,605
Haitong Securities Co. Ltd. (H Shares)	202,400	170,744
Huatai Securities Co. Ltd. (H Shares) (b)	130,200	210,268
Industrial & Commercial Bank of China Ltd. (H Shares)	5,438,000	3,088,048
New China Life Insurance Co. Ltd. (H Shares)	61,700	245,527
People's Insurance Co. of China Group Ltd. (H Shares)	619,000	183,644
PetroChina Co. Ltd. (H Shares)	1,518,000	424,903
PICC Property & Casualty Co. Ltd. (H Shares)	504,000	340,659
Ping An Insurance Group Co. of China Ltd. (H Shares)	404,000	4,177,228
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	631,000	309,294
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	172,000	332,352
Sinopharm Group Co. Ltd. (H Shares)	108,400	247,771
Tsingtao Brewery Co. Ltd. (H Shares)	30,000	247,856
Weichai Power Co. Ltd. (H Shares)	131,000	247,383
WuXi AppTec Co. Ltd. (H Shares) (b)	22,920	365,124
Zijin Mining Group Co. Ltd. (H Shares)	428,000	309,717
ZTE Corp. (H Shares)	51,800	114,124

TOTAL CHINA		28,998,951

Colombia - 0.0%
Bancolombia SA	10,504	66,492
Grupo de Inversiones Suramerica SA	17,894	92,929
Interconexion Electrica SA ESP	27,943	150,604
Inversiones Argos SA	23,729	65,111

TOTAL COLOMBIA		375,136

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	13,637	257,629
Komercni Banka A/S (a)	5,299	107,356
MONETA Money Bank A/S (b)	29,726	67,339

TOTAL CZECH REPUBLIC		432,324

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	195	287,680
Series B	498	798,112
Ambu A/S Series B	11,949	362,190
Ascendis Pharma A/S sponsored ADR (a)	3,212	524,680
Carlsberg A/S Series B	7,439	941,513
Christian Hansen Holding A/S	7,593	764,764
Coloplast A/S Series B	8,708	1,270,779
Danske Bank A/S (a)	48,823	648,937
DSV Panalpina A/S	14,939	2,418,940
Genmab A/S (a)	4,779	1,591,754
GN Store Nord A/S	10,498	754,995
ISS Holdings A/S	10,248	132,974
Novo Nordisk A/S Series B	122,051	7,782,663
Novozymes A/S Series B	15,297	919,208
ORSTED A/S (b)	13,093	2,078,043
Pandora A/S	7,375	584,046
Royal Unibrew A/S	2,834	276,750
SimCorp A/S	3,026	360,734
Tryg A/S	9,365	259,764
Vestas Wind Systems A/S	14,521	2,491,281

TOTAL DENMARK		25,249,807

Egypt - 0.0%
Commercial International Bank SAE	103,240	401,452
Faroe Islands - 0.0%
Bakkafrost (a)	3,841	218,873
Finland - 0.8%
Elisa Corp. (A Shares)	11,233	552,605
Fortum Corp.	32,641	613,948
Huhtamaki Oyj	7,561	369,144
Kesko Oyj	19,817	509,142
Kone OYJ (B Shares)	29,136	2,318,998
Metso Outotec Oyj	41,005	288,688
Neles Oyj	8,134	108,895
Neste Oyj	31,374	1,632,595
Nokia Corp. (a)	411,741	1,388,061
Nokian Tyres PLC	9,586	294,627
Nordea Bank ABP (Stockholm Stock Exchange)	234,936	1,763,258
Orion Oyj (B Shares)	7,980	341,551
Sampo Oyj (A Shares)	36,899	1,392,371
Stora Enso Oyj (R Shares)	45,766	667,600
UPM-Kymmene Corp.	38,793	1,096,073
Wartsila Corp.	34,415	273,436

TOTAL FINLAND		13,610,992

France - 5.4%
Accor SA (a)	14,831	377,586
Air Liquide SA	34,287	5,011,510
Alstom SA (a)	13,629	608,936
Arkema SA	4,918	481,589
Atos Origin SA (a)	7,313	499,101
AXA SA	153,035	2,457,635
BNP Paribas SA (a)	83,805	2,922,681
Bouygues SA	16,607	544,459
Bureau Veritas SA	21,396	469,720
Capgemini SA	11,780	1,360,159
Carrefour SA	42,218	656,900
Compagnie de St. Gobain (a)	40,235	1,567,295
Credit Agricole SA (a)	94,048	743,971
Danone SA	50,089	2,778,198
Dassault Systemes SA	9,913	1,691,945
Edenred SA	17,698	825,304
Eiffage SA (a)	6,206	450,438
ENGIE (a)	130,692	1,580,705
Essilor International SA	21,782	2,694,125
Gecina SA	4,003	496,979
Groupe Eurotunnel SA (a)	33,148	445,511
Hermes International SCA	2,515	2,340,347
Kering SA	5,447	3,289,285
Klepierre SA	13,735	173,962
L'Oreal SA	17,454	5,640,880
Legrand SA	19,275	1,425,039
LVMH Moet Hennessy Louis Vuitton SE	19,672	9,221,204
Michelin CGDE Series B	13,170	1,420,953
Orange SA	149,283	1,676,392
Orpea (a)	4,174	416,804
Pernod Ricard SA	14,722	2,373,003
Peugeot Citroen SA	47,452	852,739
Publicis Groupe SA	16,155	560,685
Renault SA	14,503	359,016
Safran SA (a)	24,158	2,548,184
Sanofi SA	83,876	7,573,449
Schneider Electric SA	39,187	4,761,476
Societe Generale Series A	57,596	782,609
Sodexo SA	6,186	396,969
SR Teleperformance SA	4,288	1,286,959
Suez Environnement SA	29,510	540,278
Thales SA	7,962	518,172
Total SA	184,131	5,578,566
Valeo SA	17,802	538,439
Veolia Environnement SA	37,903	705,858
VINCI SA	37,192	2,937,615
Vivendi SA	62,706	1,810,427
Worldline SA (a)(b)	7,197	533,430

TOTAL FRANCE		88,927,487

Germany - 4.7%
adidas AG	13,513	4,013,168
Allianz SE	30,515	5,368,566
BASF AG	67,292	3,684,788
Bayer AG	72,143	3,390,039
Bayerische Motoren Werke AG (BMW)	23,351	1,595,846
Bechtle AG	2,039	349,796
Beiersdorf AG	7,055	738,673
Brenntag AG	11,340	724,807
Carl Zeiss Meditec AG	2,692	347,698
Commerzbank AG	72,909	343,475
Continental AG	7,842	833,220
Covestro AG (b)	13,247	632,090
Daimler AG (Germany)	61,080	3,158,475
Delivery Hero AG (a)(b)	10,304	1,185,415
Deutsche Bank AG (a)	151,702	1,395,947
Deutsche Borse AG	13,957	2,053,822
Deutsche Post AG	70,404	3,119,129
Deutsche Telekom AG	236,360	3,592,376
Deutsche Wohnen AG (Bearer)	26,287	1,326,555
E.ON AG	164,340	1,711,465
Evonik Industries AG	15,228	366,588
Fresenius Medical Care AG & Co. KGaA	15,677	1,197,130
Fresenius SE & Co. KGaA	30,414	1,127,826
GEA Group AG	12,182	405,344
Hannover Reuck SE	4,457	647,298
HeidelbergCement AG	10,955	626,709
Henkel AG & Co. KGaA	7,162	647,696
Infineon Technologies AG	95,512	2,659,167
KION Group AG	4,801	373,735
Knorr-Bremse AG	4,710	545,423
Lanxess AG	6,538	331,382
LEG Immobilien AG	5,266	711,556
Merck KGaA	9,534	1,411,845
MTU Aero Engines Holdings AG	3,957	675,379
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,290	2,406,437
OSRAM Licht AG (a)	2,069	121,447
Puma AG	6,665	582,490
Rheinmetall AG	3,275	239,152
RWE AG	49,646	1,838,105
SAP SE	79,835	8,517,169
Scout24 AG (b)	7,889	635,345
Siemens AG	58,931	6,911,443
Symrise AG	9,392	1,157,829
Thyssenkrupp AG (a)	28,903	137,845
TUI AG (GB) (d)	28,868	113,168
Uniper SE	7,081	211,615
Vonovia SE	41,310	2,637,483
Zalando SE (a)(b)	12,055	1,125,716

TOTAL GERMANY		77,927,672

Greece - 0.0%
Alpha Bank AE (a)	80,178	40,433
EFG Eurobank Ergasias SA (a)	171,742	56,946
Greek Organization of Football Prognostics SA	16,154	130,285
Hellenic Telecommunications Organization SA	16,457	218,883
Jumbo SA	7,252	101,353
Lamda Development SA (a)	3,861	22,708
Motor Oil (HELLAS) Corinth Refineries SA	4,141	38,583
Mytilineos SA	8,384	91,590
National Bank of Greece SA (a)	39,856	41,619
Piraeus Bank SA (a)	20,915	15,955

TOTAL GREECE		758,355

Hong Kong - 2.0%
AIA Group Ltd.	884,000	8,413,184
Bank of East Asia Ltd.	110,987	199,855
Beijing Enterprises Holdings Ltd.	29,000	87,159
BOC Hong Kong (Holdings) Ltd.	260,500	722,444
China Everbright International Ltd.	222,185	111,773
China Jinmao Holdings Group Ltd.	364,000	183,585
China Merchants Holdings International Co. Ltd.	82,000	86,945
China Mobile Ltd.	406,000	2,483,316
China Overseas Land and Investment Ltd.	282,000	705,682
China Resources Beer Holdings Co. Ltd.	102,000	632,196
China Resources Power Holdings Co. Ltd.	114,000	118,522
China Taiping Insurance Group Ltd.	96,000	144,387
China Unicom Ltd.	424,000	261,349
CLP Holdings Ltd.	118,000	1,085,250
CNOOC Ltd.	1,194,000	1,092,457
CSPC Pharmaceutical Group Ltd.	652,160	687,281
Far East Horizon Ltd.	178,000	174,728
Fosun International Ltd.	195,000	234,931
Galaxy Entertainment Group Ltd.	158,000	1,041,445
Guangdong Investment Ltd.	206,000	305,047
Hang Lung Properties Ltd.	127,000	308,306
Hang Seng Bank Ltd.	53,200	817,986
Henderson Land Development Co. Ltd.	101,500	358,506
Hong Kong & China Gas Co. Ltd.	777,660	1,122,010
Hong Kong Exchanges and Clearing Ltd.	87,053	4,156,984
Lenovo Group Ltd.	476,000	297,788
Link (REIT)	155,631	1,185,425
MTR Corp. Ltd.	108,613	537,286
New World Development Co. Ltd.	109,000	518,813
Power Assets Holdings Ltd.	95,500	490,896
Sino Land Ltd.	230,576	272,438
Sun Art Retail Group Ltd.	146,000	157,817
Sun Hung Kai Properties Ltd.	112,000	1,441,644
Swire Pacific Ltd. (A Shares)	39,500	180,128
Swire Properties Ltd.	79,600	213,054
Techtronic Industries Co. Ltd.	125,500	1,673,873
Vitasoy International Holdings Ltd.	64,000	258,394

TOTAL HONG KONG		32,762,884

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	39,398	190,999
OTP Bank PLC (a)	16,576	516,259
Richter Gedeon PLC	9,917	202,289

TOTAL HUNGARY		909,547

India - 2.4%
Adani Ports & Special Economic Zone Ltd.	50,290	242,491
Asian Paints Ltd.	33,250	985,857
Avenue Supermarts Ltd. (a)(b)	10,665	320,518
Axis Bank Ltd. (a)	193,373	1,274,189
Bajaj Finance Ltd.	19,120	847,851
Bajaj Finserv Ltd.	4,362	325,857
Bharat Petroleum Corp. Ltd.	59,618	283,313
Bharti Airtel Ltd.	176,550	1,026,166
HDFC Bank Ltd.	297,548	4,723,618
HDFC Standard Life Insurance Co. Ltd. (a)(b)	55,974	442,589
Hindustan Unilever Ltd.	65,301	1,815,003
Housing Development Finance Corp. Ltd.	131,102	3,381,024
ICICI Bank Ltd. (a)	505,037	2,640,747
IndusInd Bank Ltd. (a)	43,229	338,361
Infosys Ltd.	270,012	3,845,541
ITC Ltd.	644,727	1,432,238
JSW Steel Ltd.	73,892	306,763
Kotak Mahindra Bank Ltd. (a)	95,882	1,989,042
Larsen & Toubro Ltd.	86,909	1,082,433
Maruti Suzuki India Ltd.	9,813	916,204
Power Grid Corp. of India Ltd.	188,769	433,018
Reliance Industries Ltd.	236,043	6,505,397
State Bank of India (a)	283,587	718,236
Sun Pharmaceutical Industries Ltd.	77,537	484,062
Tata Consultancy Services Ltd.	76,769	2,750,368
Titan Co. Ltd.	29,946	468,528
Ultratech Cemco Ltd.	8,568	525,268

TOTAL INDIA		40,104,682

Indonesia - 0.4%
Mitra Keluarga Karyasehat Tbk PT	432,700	77,410
PT ACE Hardware Indonesia Tbk	489,200	52,166
PT Adaro Energy Tbk	1,110,800	84,203
PT Astra International Tbk	1,473,300	538,010
PT Bank Central Asia Tbk	823,100	1,619,577
PT Bank Mandiri (Persero) Tbk	1,334,300	519,751
PT Bank Negara Indonesia (Persero) Tbk	504,800	160,602
PT Bank Rakyat Indonesia Tbk	3,808,900	862,228
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	166,200	41,502
PT Barito Pacific Tbk (a)	1,724,300	104,473
PT Charoen Pokphand Indonesia Tbk	561,200	221,085
PT Gudang Garam Tbk (a)	33,100	92,184
PT Indah Kiat Pulp & Paper Tbk	201,600	123,459
PT Indocement Tunggal Prakarsa Tbk	123,200	101,734
PT Indofood CBP Sukses Makmur Tbk	156,400	102,736
PT Indofood Sukses Makmur Tbk	304,000	144,007
PT Jasa Marga Tbk	171,100	41,235
PT Kalbe Farma Tbk	1,502,900	155,928
PT Perusahaan Gas Negara Tbk Series B	747,400	53,643
PT Semen Gresik (Persero) Tbk	186,500	120,817
PT Telekomunikasi Indonesia Tbk Series B	3,442,200	609,476
PT Tower Bersama Infrastructure Tbk	752,000	76,062
PT United Tractors Tbk	102,800	146,870

TOTAL INDONESIA		6,049,158

Ireland - 0.6%
Bank Ireland Group PLC	60,256	147,933
CRH PLC	57,391	2,008,213
DCC PLC (United Kingdom)	7,648	497,777
Flutter Entertainment PLC	4,070	704,431
Flutter Entertainment PLC (Ireland)	5,717	995,749
Grafton Group PLC unit	16,531	144,022
ICON PLC (a)	3,919	706,596
James Hardie Industries PLC CDI	32,510	789,339
Kerry Group PLC Class A	10,972	1,312,356
Kingspan Group PLC (Ireland)	11,167	973,473
Ryanair Holdings PLC sponsored ADR (a)	13,622	1,097,933
Smurfit Kappa Group PLC	17,068	642,465
United Drug PLC (United Kingdom)	17,696	166,322

TOTAL IRELAND		10,186,609

Isle of Man - 0.0%
Gaming VC Holdings SA (a)	43,086	539,313
NEPI Rockcastle PLC	31,402	111,358

TOTAL ISLE OF MAN		650,671

Israel - 0.4%
Airport City Ltd. (a)	5,936	64,717
Alony Hetz Properties & Investments Ltd.	10,612	107,300
Amot Investments Ltd.	7,933	36,502
Azrieli Group	2,596	122,418
Bank Hapoalim BM (Reg.)	82,889	485,617
Bank Leumi le-Israel BM	109,313	517,403
Bezeq The Israel Telecommunication Corp. Ltd. (a)	147,488	168,148
Check Point Software Technologies Ltd. (a)	8,120	922,107
CyberArk Software Ltd. (a)	2,738	271,473
Elbit Systems Ltd. (Israel)	1,645	186,145
First International Bank of Israel	4,594	102,071
Gazit-Globe Ltd.	4,278	17,779
Icl Group Ltd.	44,829	163,179
Isracard Ltd.	3,766	10,629
Israel Discount Bank Ltd. (Class A)	80,631	226,907
Kornit Digital Ltd. (a)	3,358	226,061
Melisron Ltd.	1,280	46,442
Mizrahi Tefahot Bank Ltd.	10,052	196,264
NICE Systems Ltd. (a)	4,567	1,044,559
Paz Oil Co. Ltd.	794	73,069
Plus500 Ltd.	7,625	145,753
Radware Ltd. (a)	3,498	78,705
Reit 1 Ltd.	10,557	40,222
Shikun & Binui Ltd. (a)	11,553	54,073
Shufersal Ltd.	14,183	107,202
Strauss Group Ltd.	3,880	112,191
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	80,494	701,908
Tower Semiconductor Ltd. (a)	7,604	158,674
Wix.com Ltd. (a)	3,780	934,870

TOTAL ISRAEL		7,322,388

Italy - 1.1%
A2A SpA	99,749	126,802
Amplifon SpA	5,832	211,986
Assicurazioni Generali SpA	89,542	1,200,321
Astm SpA (a)	4,876	90,634
Atlantia SpA (a)	37,079	568,086
Azimut Holding SpA	7,718	130,292
Banca Mediolanum S.p.A.	16,791	114,596
Banco BPM SpA	116,555	210,542
Davide Campari Milano NV	31,305	326,822
Enel SpA	562,785	4,474,425
Eni SpA	187,807	1,315,597
FinecoBank SpA	44,236	605,354
Hera SpA	52,075	163,753
Infrastrutture Wireless Italiane SpA (b)	22,692	245,254
Interpump Group SpA	5,870	221,502
Intesa Sanpaolo SpA	1,279,285	2,123,747
Italgas SpA	33,671	194,584
Leonardo SpA	27,096	129,006
Mediobanca SpA	51,195	362,992
Moncler SpA	14,793	591,977
Nexi SpA (a)(b)	25,050	384,811
Pirelli & C. SpA (b)	33,806	140,952
Poste Italiane SpA (b)	32,115	261,819
Prysmian SpA	19,448	528,654
Recordati SpA	7,388	382,811
Saipem SpA (d)	39,131	68,703
Snam Rete Gas SpA	154,287	752,903
Telecom Italia SpA	728,648	247,502
Telecom Italia SpA (Risparmio Shares)	569,841	207,263
Terna SpA	103,243	697,884
UniCredit SpA	156,029	1,163,184
Unipol Gruppo SpA	27,594	100,526

TOTAL ITALY		18,345,284

Japan - 18.1%
ABC-MART, Inc.	2,200	111,594
ACOM Co. Ltd.	31,100	139,764
Activia Properties, Inc.	47	169,812
Advance Residence Investment Corp.	99	289,070
Advantest Corp.	14,600	845,675
Aeon (REIT) Investment Corp.	101	114,233
AEON Co. Ltd.	63,700	1,627,420
AEON MALL Co. Ltd.	7,200	112,316
Agc, Inc.	16,500	515,228
Aica Kogyo Co. Ltd.	4,400	148,192
Ain Holdings, Inc.	2,000	139,895
Air Water, Inc.	19,500	278,612
Aisin Seiki Co. Ltd.	13,800	418,114
Ajinomoto Co., Inc.	40,400	811,667
Alfresa Holdings Corp.	16,000	292,959
Alps Electric Co. Ltd.	14,100	203,426
Amada Co. Ltd.	25,100	218,462
Amano Corp.	4,600	108,268
Ana Holdings, Inc. (a)	24,600	536,547
Anritsu Corp.	9,500	207,978
Aozora Bank Ltd.	7,700	126,504
Asahi Group Holdings	34,300	1,061,487
ASAHI INTECC Co. Ltd.	16,100	498,910
Asahi Kasei Corp.	103,700	898,620
Asics Corp.	12,600	157,418
Astellas Pharma, Inc.	137,700	1,888,272
Azbil Corp.	9,100	369,308
Bandai Namco Holdings, Inc.	16,100	1,203,230
Bank of Kyoto Ltd.	5,900	260,571
Benesse Holdings, Inc.	5,400	127,309
Bic Camera, Inc.	11,900	131,429
Bridgestone Corp.	45,300	1,476,554
Brother Industries Ltd.	18,700	288,956
Calbee, Inc.	8,600	263,819
Canon, Inc.	78,500	1,366,387
Capcom Co. Ltd.	5,600	306,273
Casio Computer Co. Ltd.	15,600	236,998
Central Japan Railway Co.	15,000	1,813,786
Chiba Bank Ltd.	51,400	265,496
Chubu Electric Power Co., Inc.	54,400	609,379
Chugai Pharmaceutical Co. Ltd.	46,800	1,806,480
Chugoku Electric Power Co., Inc.	23,300	292,738
Coca-Cola West Co. Ltd.	9,800	138,336
Comforia Residential REIT, Inc.	38	108,670
COMSYS Holdings Corp.	10,000	254,107
Concordia Financial Group Ltd.	82,800	273,327
Cosmos Pharmaceutical Corp.	1,600	271,743
Credit Saison Co. Ltd.	10,200	110,259
CyberAgent, Inc.	7,200	452,868
Dai Nippon Printing Co. Ltd.	20,400	380,040
Dai-ichi Mutual Life Insurance Co.	83,600	1,248,602
Daicel Chemical Industries Ltd.	20,500	146,301
Daifuku Co. Ltd.	9,200	948,684
Daiichi Sankyo Kabushiki Kaisha	134,000	3,536,750
Daiichikosho Co. Ltd.	3,000	102,651
Daikin Industries Ltd.	21,500	4,023,365
Dainippon Sumitomo Pharma Co. Ltd.	17,800	208,634
Daito Trust Construction Co. Ltd.	5,200	473,019
Daiwa House Industry Co. Ltd.	49,200	1,292,718
Daiwa House REIT Investment Corp.	136	314,604
Daiwa Office Investment Corp.	20	108,533
Daiwa Securities Group, Inc.	109,700	444,485
Denki Kagaku Kogyo KK	6,300	194,089
DENSO Corp.	38,100	1,775,330
Dentsu Group, Inc.	17,100	492,959
Dic Corp.	5,400	131,468
Disco Corp.	2,100	566,808
Dmg Mori Co. Ltd.	8,800	117,660
Dowa Holdings Co. Ltd.	3,800	108,752
East Japan Railway Co.	27,700	1,448,529
Ebara Corp.	5,700	158,440
Eisai Co. Ltd.	21,900	1,702,803
Electric Power Development Co. Ltd.	14,400	194,611
Ezaki Glico Co. Ltd.	4,600	190,787
Fancl Corp.	5,900	185,915
FANUC Corp.	13,900	2,936,025
Fast Retailing Co. Ltd.	4,700	3,278,447
Frontier Real Estate Investment Corp.	35	117,177
Fuji Electric Co. Ltd.	11,600	351,746
Fujifilm Holdings Corp.	29,500	1,504,281
Fujitsu Ltd.	13,600	1,609,079
Fukuoka Financial Group, Inc.	15,200	254,256
Glory Ltd.	4,400	92,745
GLP J-REIT	278	428,578
GMO Payment Gateway, Inc.	3,000	367,585
GOLDWIN, Inc.	2,800	208,858
Hakuhodo DY Holdings, Inc.	23,200	295,595
Hamamatsu Photonics K.K.	10,700	538,421
Hankyu Hanshin Holdings, Inc.	18,000	549,601
Harmonic Drive Systems, Inc.	2,800	185,465
Haseko Corp.	17,400	208,611
Hikari Tsushin, Inc.	1,500	351,817
Hino Motors Ltd.	19,800	151,702
Hirose Electric Co. Ltd.	2,300	321,044
Hisamitsu Pharmaceutical Co., Inc.	6,200	296,572
Hitachi Construction Machinery Co. Ltd.	8,000	197,300
Hitachi Ltd.	71,200	2,399,746
Hitachi Metals Ltd.	13,500	179,027
Honda Motor Co. Ltd.	126,300	2,987,367
Horiba Ltd.	2,900	142,655
Hoshizaki Corp.	4,600	367,353
House Foods Group, Inc.	6,800	225,100
Hoya Corp.	27,500	3,103,566
Hulic (REIT), Inc.	76	99,913
Hulic Co. Ltd.	38,600	357,548
Ibiden Co. Ltd.	9,400	383,271
Idemitsu Kosan Co. Ltd.	17,357	351,027
IHI Corp.	10,300	124,741
Iida Group Holdings Co. Ltd.	13,000	235,198
Industrial & Infrastructure Fund Investment Corp.	150	255,343
INPEX Corp.	76,900	364,691
Invesco Office J-REIT, Inc.	620	76,916
Invincible Investment Corp.	412	131,700
Isetan Mitsukoshi Holdings Ltd.	25,400	123,702
Isuzu Motors Ltd.	47,600	386,202
IT Holdings Corp.	17,600	336,603
ITO EN Ltd.	4,400	278,666
Itochu Corp.	103,200	2,478,711
ITOCHU Techno-Solutions Corp.	7,300	247,670
J. Front Retailing Co. Ltd.	17,700	134,878
Japan Airlines Co. Ltd.	24,000	419,180
Japan Airport Terminal Co. Ltd.	5,000	217,156
Japan Excellent, Inc.	84	92,424
Japan Exchange Group, Inc.	39,400	961,882
Japan Hotel REIT Investment Corp.	321	155,448
Japan Logistics Fund, Inc.	64	179,858
Japan Post Holdings Co. Ltd.	109,500	751,329
Japan Prime Realty Investment Corp.	68	183,774
Japan Real Estate Investment Corp.	98	480,269
Japan Retail Fund Investment Corp.	183	263,778
Japan Tobacco, Inc.	80,600	1,517,470
JFE Holdings, Inc.	44,400	311,962
JGC Corp.	17,200	141,425
JSR Corp.	16,300	368,413
JTEKT Corp.	16,000	127,500
JX Holdings, Inc.	239,200	807,129
K's Holdings Corp.	14,500	185,178
Kagome Co. Ltd.	6,600	226,060
Kajima Corp.	35,800	382,539
Kakaku.com, Inc.	9,900	261,632
Kaken Pharmaceutical Co. Ltd.	2,800	110,281
Kamigumi Co. Ltd.	8,100	144,916
Kaneka Corp.	4,600	128,727
Kansai Electric Power Co., Inc.	58,000	527,822
Kansai Paint Co. Ltd.	19,300	497,595
Kao Corp.	35,400	2,520,434
Kawasaki Heavy Industries Ltd.	10,800	129,029
KDDI Corp.	119,600	3,235,777
Keihan Electric Railway Co., Ltd.	7,400	281,128
Keihin Electric Express Railway Co. Ltd.	23,400	327,234
Keio Corp.	8,600	499,808
Keisei Electric Railway Co.	12,600	352,475
Kenedix Office Investment Corp.	28	161,945
Kewpie Corp.	9,700	198,520
Keyence Corp.	13,700	6,217,368
Kikkoman Corp.	14,200	707,162
Kinden Corp.	9,800	153,663
Kintetsu Group Holdings Co. Ltd.	14,700	587,346
Kirin Holdings Co. Ltd.	64,600	1,164,633
Kobayashi Pharmaceutical Co. Ltd.	3,800	370,294
Kobe Bussan Co. Ltd.	9,200	258,843
Koito Manufacturing Co. Ltd.	9,200	443,659
Komatsu Ltd.	70,400	1,587,201
Konami Holdings Corp.	7,600	297,451
Konica Minolta, Inc.	32,500	82,803
Kose Corp.	2,700	344,184
Kubota Corp.	85,000	1,477,136
Kuraray Co. Ltd.	25,700	237,699
Kurita Water Industries Ltd.	8,400	249,931
Kyocera Corp.	25,500	1,404,349
Kyowa Exeo Corp.	7,600	175,232
Kyowa Hakko Kirin Co., Ltd.	18,500	459,418
Kyushu Electric Power Co., Inc.	37,700	316,056
Kyushu Financial Group, Inc.	30,800	144,068
Kyushu Railway Co.	10,600	225,472
LaSalle Logiport REIT	114	177,471
Lasertec Corp.	5,700	493,739
Lawson, Inc.	3,700	169,999
LINE Corp. (a)	3,800	194,990
Lion Corp.	22,500	458,806
LIXIL Group Corp.	21,200	460,342
M3, Inc.	31,300	2,113,868
Mabuchi Motor Co. Ltd.	4,000	164,915
Maeda Road Construction Co. Ltd.	2,800	46,677
Makita Corp.	20,500	906,174
Mani, Inc.	5,000	125,084
Marubeni Corp.	123,700	645,864
Marui Group Co. Ltd.	17,100	309,030
Maruichi Steel Tube Ltd.	5,100	117,002
Matsumotokiyoshi Holdings Co. Ltd.	7,200	265,798
Mazda Motor Corp.	42,700	224,210
McDonald's Holdings Co. (Japan) Ltd.	4,500	213,396
MCUBS MidCity Investment Corp.	121	86,792
Mebuki Financial Group, Inc.	103,000	206,947
Medipal Holdings Corp.	14,800	263,823
Meiji Holdings Co. Ltd.	10,400	753,475
Mercari, Inc. (a)	7,500	315,318
Minebea Mitsumi, Inc.	30,200	545,453
Misumi Group, Inc.	20,000	593,991
Mitsubishi Chemical Holdings Corp.	108,000	607,841
Mitsubishi Corp.	103,600	2,311,458
Mitsubishi Electric Corp.	157,600	2,029,712
Mitsubishi Estate Co. Ltd.	101,300	1,510,978
Mitsubishi Gas Chemical Co., Inc.	14,400	262,503
Mitsubishi Heavy Industries Ltd.	25,700	552,171
Mitsubishi Logistics Corp.	5,600	147,377
Mitsubishi Materials Corp.	8,900	163,308
Mitsubishi Motors Corp. of Japan	41,900	76,846
Mitsubishi UFJ Financial Group, Inc.	943,700	3,719,975
Mitsubishi UFJ Lease & Finance Co. Ltd.	46,500	197,020
Mitsui & Co. Ltd.	119,900	1,878,053
Mitsui Chemicals, Inc.	14,200	363,696
Mitsui Fudosan Co. Ltd.	72,800	1,239,607
Mitsui Fudosan Logistics Park, Inc.	43	205,449
Mitsui OSK Lines Ltd.	8,100	182,853
Miura Co. Ltd.	8,500	400,473
Mizuho Financial Group, Inc.	185,340	2,281,911
MonotaRO Co. Ltd.	8,700	481,212
Mori Hills REIT Investment Corp.	106	130,564
Morinaga & Co. Ltd.	3,100	117,785
Morinaga Milk Industry Co. Ltd.	3,000	144,638
MS&AD Insurance Group Holdings, Inc.	34,500	944,101
Murata Manufacturing Co. Ltd.	46,900	3,289,034
Nabtesco Corp.	9,500	354,903
Nagoya Railroad Co. Ltd.	14,000	373,173
Nankai Electric Railway Co. Ltd.	7,400	168,977
NEC Corp.	19,700	992,293
New Hampshire Foods Ltd.	7,300	299,030
Nexon Co. Ltd.	33,000	919,740
NGK Insulators Ltd.	21,000	299,999
NGK Spark Plug Co. Ltd.	11,700	205,767
NHK Spring Co. Ltd.	14,900	90,095
Nichirei Corp.	10,300	259,547
Nidec Corp.	40,100	4,050,183
Nifco, Inc.	7,000	209,525
Nihon Kohden Corp.	6,800	212,695
Nihon M&A Center, Inc.	10,700	628,321
Nihon Unisys Ltd.	5,300	156,225
Nikon Corp.	26,100	159,063
Nintendo Co. Ltd.	8,700	4,703,993
Nippon Accommodations Fund, Inc.	32	183,317
Nippon Building Fund, Inc.	116	585,893
Nippon Express Co. Ltd.	6,800	381,341
Nippon Kayaku Co. Ltd.	18,300	157,485
Nippon Paint Holdings Co. Ltd.	14,600	1,315,167
Nippon REIT Investment Corp.	30	96,324
Nippon Shinyaku Co. Ltd.	4,700	335,844
Nippon Shokubai Co. Ltd.	2,300	112,628
Nippon Steel & Sumitomo Metal Corp.	70,100	679,909
Nippon Suisan Kaisha Co. Ltd.	22,500	86,674
Nippon Telegraph & Telephone Corp.	174,000	3,660,237
Nippon Yusen KK	13,300	245,486
Nishi-Nippon Railroad Co. Ltd.	5,300	140,034
Nissan Chemical Corp.	10,800	573,163
Nissan Motor Co. Ltd.	182,800	647,210
Nisshin Seifun Group, Inc.	18,900	284,612
Nissin Food Holdings Co. Ltd.	6,200	536,855
Nitori Holdings Co. Ltd.	6,300	1,295,007
Nitto Denko Corp.	11,700	821,993
NKSJ Holdings, Inc.	27,500	1,026,736
NOF Corp.	5,600	210,461
Nomura Holdings, Inc.	219,300	982,122
Nomura Real Estate Holdings, Inc.	8,300	144,971
Nomura Real Estate Master Fund, Inc.	343	409,594
Nomura Research Institute Ltd.	28,700	846,004
NSK Ltd.	36,100	289,019
NTT Data Corp.	48,400	546,253
NTT DOCOMO, Inc.	77,800	2,896,898
Obayashi Corp.	51,300	429,296
OBIC Co. Ltd.	4,800	849,807
Odakyu Electric Railway Co. Ltd.	26,100	629,859
Oji Holdings Corp.	74,200	312,710
Olympus Corp.	94,400	1,807,201
OMRON Corp.	15,000	1,083,091
Ono Pharmaceutical Co. Ltd.	35,900	1,024,055
Oracle Corp. Japan	2,400	239,856
Oriental Land Co. Ltd.	16,700	2,337,634
ORIX Corp.	97,600	1,141,455
ORIX JREIT, Inc.	196	275,460
Osaka Gas Co. Ltd.	31,300	594,394
Otsuka Corp.	7,600	349,233
Otsuka Holdings Co. Ltd.	40,500	1,499,980
Pan Pacific International Holdings Ltd.	44,200	937,855
Panasonic Corp.	172,200	1,590,703
Park24 Co. Ltd.	7,500	101,309
Penta-Ocean Construction Co. Ltd.	19,900	126,190
PeptiDream, Inc. (a)	7,000	323,492
Persol Holdings Co., Ltd.	14,700	222,649
Pigeon Corp.	9,000	414,464
Pola Orbis Holdings, Inc.	5,700	112,399
Premier Investment Corp.	91	100,098
Rakuten, Inc.	60,700	590,562
Recruit Holdings Co. Ltd.	124,200	4,725,894
Relo Group, Inc.	8,400	201,590
Renesas Electronics Corp. (a)	73,500	606,717
Rengo Co. Ltd.	16,700	128,489
Resona Holdings, Inc.	165,000	544,001
Ricoh Co. Ltd.	51,100	335,585
Rinnai Corp.	3,100	305,463
ROHM Co. Ltd.	6,300	484,388
Rohto Pharmaceutical Co. Ltd.	8,000	250,104
Ryohin Keikaku Co. Ltd.	19,100	400,896
Sankyo Co. Ltd. (Gunma)	22	561
Sankyu, Inc.	5,200	186,273
Santen Pharmaceutical Co. Ltd.	30,600	545,170
Sanwa Holdings Corp.	16,400	187,073
Sapporo Holdings Ltd.	5,400	88,176
Sawai Pharmaceutical Co. Ltd.	2,900	139,779
SBI Holdings, Inc. Japan	18,000	414,923
Screen Holdings Co. Ltd.	3,200	175,275
SCSK Corp.	3,700	183,970
Secom Co. Ltd.	16,000	1,351,662
Sega Sammy Holdings, Inc.	12,200	152,885
Seibu Holdings, Inc.	18,000	179,962
Seiko Epson Corp.	22,500	261,308
Seino Holdings Co. Ltd.	11,300	146,023
Sekisui Chemical Co. Ltd.	33,100	515,973
Sekisui House (REIT), Inc.	386	269,929
Sekisui House Ltd.	49,900	829,004
Seven & i Holdings Co. Ltd.	58,600	1,781,128
Seven Bank Ltd.	50,000	114,747
SG Holdings Co. Ltd.	36,600	882,808
Sharp Corp.	13,600	157,265
Shikoku Electric Power Co., Inc.	14,500	104,218
Shimadzu Corp.	19,800	566,148
Shimamura Co. Ltd.	2,000	213,221
SHIMANO, Inc.	6,300	1,440,908
SHIMIZU Corp.	52,400	363,832
Shin-Etsu Chemical Co. Ltd.	28,900	3,860,082
Shinsei Bank Ltd.	13,400	161,223
Shionogi & Co. Ltd.	20,300	957,550
Ship Healthcare Holdings, Inc.	2,900	137,612
Shiseido Co. Ltd.	29,300	1,813,876
Shizuoka Bank Ltd.	38,100	256,251
SHO-BOND Holdings Co. Ltd.	3,300	159,285
Shochiku Co. Ltd.	1,000	115,784
Showa Denko K.K.	10,800	183,640
Skylark Co. Ltd.	13,000	185,416
SMC Corp.	4,600	2,446,766
SoftBank Corp.	116,000	1,349,947
SoftBank Group Corp.	120,700	7,861,651
Sohgo Security Services Co., Ltd.	7,000	326,164
Sojitz Corp.	71,600	157,551
Sony Corp.	92,400	7,703,063
Sotetsu Holdings, Inc.	6,800	167,814
Square Enix Holdings Co. Ltd.	6,600	383,478
Stanley Electric Co. Ltd.	11,000	313,278
Subaru Corp.	46,200	847,908
Sugi Holdings Co. Ltd.	2,600	171,691
Sumco Corp.	19,600	298,937
Sumitomo Chemical Co. Ltd.	122,500	400,720
Sumitomo Corp.	87,900	961,677
Sumitomo Electric Industries Ltd.	61,000	673,445
Sumitomo Forestry Co. Ltd.	11,400	179,579
Sumitomo Heavy Industries Ltd.	9,000	192,900
Sumitomo Metal Mining Co. Ltd.	20,300	631,000
Sumitomo Mitsui Financial Group, Inc.	100,600	2,784,800
Sumitomo Mitsui Trust Holdings, Inc.	28,500	766,292
Sumitomo Realty & Development Co. Ltd.	35,700	955,309
Sumitomo Rubber Industries Ltd.	11,800	103,795
Sundrug Co. Ltd.	4,600	170,806
Suntory Beverage & Food Ltd.	9,000	310,390
Suzuken Co. Ltd.	5,600	202,164
Suzuki Motor Corp.	35,600	1,528,938
Sysmex Corp.	12,100	1,136,538
T&D Holdings, Inc.	42,800	427,747
Taiheiyo Cement Corp.	10,100	237,068
Taisei Corp.	16,100	500,999
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	282,791
Taiyo Nippon Sanso Corp.	16,600	243,383
Taiyo Yuden Co. Ltd.	9,900	366,170
Takara Holdings, Inc.	14,700	148,180
Takashimaya Co. Ltd.	12,300	91,943
Takeda Pharmaceutical Co. Ltd.	116,084	3,587,299
TDK Corp.	9,500	1,117,207
TechnoPro Holdings, Inc.	2,400	149,274
Teijin Ltd.	13,100	200,665
Terumo Corp.	52,900	1,946,932
The Chugoku Bank Ltd.	13,100	113,488
The Hachijuni Bank Ltd.	34,100	125,934
THK Co. Ltd.	9,400	249,522
Tobu Railway Co. Ltd.	16,200	459,697
Toho Co. Ltd.	11,200	443,529
Toho Gas Co. Ltd.	7,400	382,001
Tohoku Electric Power Co., Inc.	36,300	320,278
Tokai Carbon Co. Ltd.	13,900	157,781
Tokio Marine Holdings, Inc.	51,500	2,301,778
Tokuyama Corp.	4,400	98,061
Tokyo Century Corp.	3,900	191,211
Tokyo Electric Power Co., Inc. (a)	51,400	132,631
Tokyo Electron Ltd.	11,500	3,086,725
Tokyo Gas Co. Ltd.	28,600	648,063
Tokyo Tatemono Co. Ltd.	14,700	169,068
Tokyu Corp.	39,800	472,213
Tokyu Fudosan Holdings Corp.	40,300	176,104
Tokyu REIT, Inc.	63	85,662
Toppan Printing Co. Ltd.	25,300	321,725
Toray Industries, Inc.	124,800	564,708
Toshiba Corp.	31,400	794,290
Tosoh Corp.	24,700	400,378
Toto Ltd.	11,400	520,473
Toyo Seikan Group Holdings Ltd.	10,400	97,161
Toyo Suisan Kaisha Ltd.	7,700	383,197
Toyo Tire Corp.	10,000	148,347
Toyota Industries Corp.	15,100	975,813
Toyota Motor Corp.	185,900	12,203,760
Toyota Tsusho Corp.	16,700	466,019
Trend Micro, Inc.	10,200	571,354
Tsumura & Co.	4,800	140,886
Tsuruha Holdings, Inc.	2,700	378,068
Ube Industries Ltd.	6,600	113,308
Unicharm Corp.	32,200	1,489,923
United Urban Investment Corp.	247	263,715
Ushio, Inc.	8,600	96,068
USS Co. Ltd.	19,500	356,666
Welcia Holdings Co. Ltd.	7,000	274,339
West Japan Railway Co.	13,600	583,402
Workman Co. Ltd.	1,600	141,872
Yakult Honsha Co. Ltd.	11,600	561,360
Yamada Holdings Co. Ltd.	54,800	267,194
Yamaha Corp.	12,000	568,862
Yamaha Motor Co. Ltd.	23,100	330,284
Yamato Holdings Co. Ltd.	26,500	701,467
Yamazaki Baking Co. Ltd.	14,200	233,247
Yaskawa Electric Corp.	19,800	769,900
Yokogawa Electric Corp.	16,800	246,983
Yokohama Rubber Co. Ltd.	9,300	133,589
Z Holdings Corp.	191,400	1,334,644
Zenkoku Hosho Co. Ltd.	3,600	141,977
Zensho Holdings Co. Ltd.	5,900	137,878
Zeon Corp.	13,000	158,164
Zozo, Inc.	6,900	175,039

TOTAL JAPAN		298,727,946

Korea (South) - 3.6%
Alteogen, Inc.	1,529	215,157
AMOREPACIFIC Corp.	2,166	303,624
AMOREPACIFIC Group, Inc.	2,063	79,625
BGF Retail Co. Ltd.	611	63,398
BS Financial Group, Inc.	21,212	103,394
Bukwang Pharmaceutical Co. Ltd.	135	2,775
Celltrion Healthcare Co. Ltd.	6,552	490,436
Celltrion Pharm, Inc.	30	2,896
Celltrion, Inc. (a)	7,154	1,524,198
Cheil Industries, Inc.	6,568	641,962
Cheil Worldwide, Inc.	4,911	90,686
CJ CheilJedang Corp.	670	213,807
CJ Corp.	935	62,727
CJ O Shopping Co. Ltd.	765	89,186
Com2uS Corp.	690	67,901
Coway Co. Ltd.	4,237	258,873
Daelim Industrial Co.	1,879	129,582
Daewoo Engineering & Construction Co. Ltd. (a)	14,810	39,321
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,755	52,219
Db Insurance Co. Ltd.	3,666	143,012
DGB Financial Group Co. Ltd.	12,317	67,490
Dongbu HiTek Co. Ltd.	2,328	65,953
Doosan Bobcat, Inc.	3,433	87,535
DuzonBizon Co. Ltd.	1,362	119,819
E-Mart Co. Ltd.	1,525	191,573
EO Technics Co. Ltd.	587	45,702
F&F Co. Ltd.	553	44,554
Fila Holdings Corp.	3,298	112,287
GemVax & Kael Co. Ltd. (a)	2,344	44,544
Genexine Co. Ltd. (a)	1,280	127,758
GS Engineering & Construction Corp.	5,040	119,323
GS Holdings Corp.	3,573	104,204
GS Retail Co. Ltd.	1,966	55,706
Hana Financial Group, Inc.	21,833	588,470
Hanjin Kal Corp.	1,287	84,537
Hankook Tire Co. Ltd.	5,225	146,053
Hanmi Pharm Co. Ltd.	495	114,910
Hanmi Science Co. Ltd.	2,277	107,230
Hanon Systems	10,747	106,335
Hansol Chemical Co. Ltd.	619	77,055
Hanssem Co. Ltd.	903	75,330
Hanwha Aerospace Co. Ltd. (a)	2,401	53,511
Hanwha Corp.	3,545	75,435
Hanwha Solutions Corp.	7,001	271,543
HDC Hyundai Development Co.	3,825	66,922
Hite Jinro Co. Ltd.	2,121	62,844
HLB Life Science Co. Ltd. (a)	2,702	62,905
HLB, Inc.	3,406	278,629
Hotel Shilla Co.	2,388	157,071
HUGEL, Inc.	564	104,812
Hyundai Department Store Co. Ltd.	1,208	63,306
Hyundai Elevator Co. Ltd.	1,872	61,584
Hyundai Engineering & Construction Co. Ltd.	4,953	134,728
Hyundai Fire & Marine Insurance Co. Ltd.	4,113	84,528
Hyundai Glovis Co. Ltd.	1,640	243,195
Hyundai Heavy Industries Co. Ltd. (a)	3,501	243,589
Hyundai Merchant Marine Co. Ltd. (a)	19,578	155,669
Hyundai Mipo Dockyard Co. Ltd.	1,670	41,467
Hyundai Mobis	4,939	987,425
Hyundai Motor Co.	10,767	1,572,573
Hyundai Robotics Co. Ltd.	641	121,716
Hyundai Steel Co.	5,697	146,140
Iljin Materials Co. Ltd.	1,399	53,057
Industrial Bank of Korea	25,087	181,747
INNOCEAN Worldwide, Inc.	964	50,166
ITM Semiconductor Co. Ltd. (a)	824	33,790
Kakao Corp.	4,403	1,281,058
Kangwon Land, Inc.	7,514	139,899
KB Financial Group, Inc.	28,281	1,009,386
KCC Corp.	342	46,311
Kia Motors Corp.	19,408	868,523
KMW Co. Ltd. (a)	1,676	92,697
Koh Young Technology, Inc.	804	56,457
Korea Aerospace Industries Ltd.	5,384	104,026
Korea Electric Power Corp. (a)	23,050	405,696
Korea Express Co. Ltd. (a)	621	87,453
Korea Gas Corp.	3,144	75,878
Korea Investment Holdings Co. Ltd.	2,817	171,690
Korea Zinc Co. Ltd.	967	326,329
Korean Air Lines Co. Ltd. (a)	10,322	182,879
Korean Reinsurance Co.	8,526	55,804
KT&G Corp.	9,189	654,693
Kumho Petro Chemical Co. Ltd.	1,264	149,188
LG Chemical Ltd.	3,445	1,874,373
LG Corp.	9,564	571,427
LG Display Co. Ltd. (a)	15,169	188,992
LG Electronics, Inc.	8,002	593,559
LG Household & Health Care Ltd.	669	885,067
LG Innotek Co. Ltd.	1,002	135,540
LG Telecom Ltd.	22,671	221,452
Lotte Chemical Corp.	1,136	234,426
Lotte Confectionery Co. Ltd.	2,876	72,336
Lotte Shopping Co. Ltd.	891	65,835
LS Cable Ltd.	1,956	89,407
Mando Corp.	2,395	75,957
MedPacto, Inc.	1,376	130,373
Medy-Tox, Inc.	389	63,480
Meritz Securities Co. Ltd.	20,509	59,739
Mezzion Pharma Co. Ltd. (a)	483	75,957
Mirae Asset Daewoo Co. Ltd.	25,439	189,115
NAVER Corp.	10,617	2,710,622
NCSOFT Corp.	1,149	787,728
Netmarble Corp. (a)(b)	1,940	201,105
Nong Shim Co. Ltd.	271	68,823
Oci Co. Ltd. (a)	1,423	78,176
Orion Corp./Republic of Korea	1,575	150,583
Ottogi Corp.	155	72,505
Paradise Co. Ltd.	4,130	46,510
Pearl Abyss Corp. (a)	468	83,049
POSCO	5,783	1,065,224
POSCO Chemtech Co. Ltd.	1,675	109,869
S-Oil Corp.	2,720	131,069
S1 Corp.	1,262	90,501
Samsung Biologics Co. Ltd. (a)(b)	1,216	733,213
Samsung Electro-Mechanics Co. Ltd.	4,323	512,696
Samsung Electronics Co. Ltd.	373,619	18,738,990
Samsung Engineering Co. Ltd. (a)	11,199	116,844
Samsung Fire & Marine Insurance Co. Ltd.	2,388	376,753
Samsung Heavy Industries Co. Ltd. (a)	34,493	154,705
Samsung Life Insurance Co. Ltd.	6,488	362,351
Samsung SDI Co. Ltd.	4,046	1,590,369
Samsung SDS Co. Ltd.	2,915	434,032
Samsung Securities Co. Ltd.	4,571	129,921
Shinhan Financial Group Co. Ltd.	33,949	919,093
Shinsegae Co. Ltd.	502	92,390
SillaJen, Inc. (a)(c)	4,518	48,072
SK C&C Co. Ltd.	2,514	408,503
SK Energy Co. Ltd.	3,845	428,826
SK Hynix, Inc.	39,600	2,803,174
SK Telecom Co. Ltd.	3,712	702,358
SKC Co. Ltd.	1,362	88,686
Soulbrain Co. Ltd. (a)	337	64,812
Soulbrain Holdings Co. Ltd.	416	15,823
STX Pan Ocean Co. Ltd. (Korea) (a)	13,994	44,458
ViroMed Co. Ltd.	1,608	26,292
WONIK IPS Co. Ltd. (a)	1,999	56,904
Woori Financial Group, Inc.	41,212	324,680
Woori Investment & Securities Co. Ltd.	10,168	85,957
Yuhan Corp.	3,460	181,683

TOTAL KOREA (SOUTH)		58,641,850

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	90,437	196,962
Boubyan Bank KSC	61,257	119,790
Gulf Bank	127,194	91,922
Kuwait Finance House KSCP	329,512	713,332
Mobile Telecommunication Co.	159,594	305,828
National Bank of Kuwait	505,080	1,395,659

TOTAL KUWAIT		2,823,493

Luxembourg - 0.3%
Aperam	3,320	89,242
ArcelorMittal SA (Netherlands) (a)	50,884	690,521
Aroundtown SA	90,445	433,671
B&M European Value Retail SA	58,633	368,249
Globant SA (a)	2,673	482,771
Millicom International Cellular SA (depository receipt)	7,132	210,793
RTL Group SA	2,576	97,865
SES SA (France) (depositary receipt)	29,022	231,668
Spotify Technology SA (a)	8,438	2,024,192
Subsea 7 SA (a)	17,658	116,306
Tenaris SA	39,465	188,328

TOTAL LUXEMBOURG		4,933,606

Malaysia - 0.5%
AMMB Holdings Bhd	132,800	91,169
Axiata Group Bhd	312,828	220,672
Bumiputra-Commerce Holdings Bhd	510,083	362,152
Dialog Group Bhd	293,700	261,672
DiGi.com Bhd	229,500	208,286
Fraser & Neave Holdings BHD	12,800	97,385
Gamuda Bhd	185,900	149,047
Genting Bhd	160,300	114,313
Genting Malaysia Bhd	203,900	98,208
Hartalega Holdings Bhd	124,500	540,256
Hong Leong Bank Bhd	55,200	196,841
IHH Healthcare Bhd	216,500	259,219
IJM Corp. Bhd	215,400	69,479
Inari Amertron Bhd	166,900	102,185
IOI Corp. Bhd	214,500	222,200
KLCC Property Holdings Bhd	25,700	47,008
Kuala Lumpur Kepong Bhd	38,520	196,559
Malayan Banking Bhd	486,143	818,779
Malaysia Airports Holdings Bhd	68,400	68,885
Maxis Bhd	162,300	187,531
MISC Bhd	135,900	215,655
Nestle (Malaysia) BHD	4,200	140,878
Petronas Chemicals Group Bhd	188,900	266,260
Petronas Dagangan Bhd	30,600	126,922
Petronas Gas Bhd	52,200	198,095
PPB Group Bhd	47,800	216,465
Press Metal Bhd	109,900	145,402
Public Bank Bhd	217,700	790,150
QL Resources Bhd	79,200	120,085
RHB Capital Bhd	163,500	166,464
Sime Darby Bhd	210,700	122,258
Sime Darby Plantation Bhd	205,500	239,418
Telekom Malaysia Bhd	115,400	116,366
Tenaga Nasional Bhd	249,900	573,826
Top Glove Corp. Bhd	331,000	682,942
Westports Holdings Bhd	81,100	76,100
Yinson Holdings Bhd	35,400	39,028

TOTAL MALAYSIA		8,548,160

Mexico - 0.5%
Alfa SA de CV Series A	196,100	131,001
Alsea S.A.B. de CV (a)	37,300	32,092
America Movil S.A.B. de CV Series L	1,743,100	1,060,907
Banco Santander Mexico SA	59	44
CEMEX S.A.B. de CV unit	1,093,700	451,680
Coca-Cola FEMSA S.A.B. de CV unit	35,400	134,047
Concentradora Fibra Danhos SA de CV	49,800	45,077
Embotelladoras Arca S.A.B. de CV	30,100	131,048
Fibra Uno Administracion SA de CV	197,900	149,931
Fomento Economico Mexicano S.A.B. de CV unit	135,200	724,649
Gruma S.A.B. de CV Series B	15,980	169,967
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	31,500	262,155
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	13,490	155,827
Grupo Aeroportuario Norte S.A.B. de CV (a)	22,200	100,181
Grupo Bimbo S.A.B. de CV Series A	96,200	185,901
Grupo Carso SA de CV Series A1	34,500	63,888
Grupo Elektra SA de CV	5,005	283,580
Grupo Financiero Banorte S.A.B. de CV Series O (a)	184,700	822,863
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	153,200	113,465
Grupo Mexico SA de CV Series B	242,600	689,091
Grupo Televisa SA de CV (a)	195,500	247,284
Industrias Penoles SA de CV	8,290	132,005
Infraestructura Energetica Nova S.A.B. de CV	34,900	116,786
Kimberly-Clark de Mexico SA de CV Series A	94,200	140,024
Mexichem S.A.B. de CV	68,300	120,780
Promotora y Operadora de Infraestructura S.A.B. de CV	16,470	107,898
Wal-Mart de Mexico SA de CV Series V	368,800	891,073

TOTAL MEXICO		7,463,244

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	270,000	348,971
Netherlands - 3.5%
ABN AMRO Group NV GDR (a)(b)	31,308	256,917
Adyen BV (a)(b)	2,202	3,700,998
AerCap Holdings NV (a)	9,786	242,986
Airbus Group NV	44,892	3,284,572
Akzo Nobel NV	14,258	1,373,281
Argenx SE (a)	3,441	858,673
ASM International NV (Netherlands)	2,769	396,020
ASML Holding NV (Netherlands)	31,109	11,255,333
CNH Industrial NV	73,177	567,602
Euronext NV (b)	4,526	472,036
EXOR NV	8,420	437,363
Ferrari NV	9,291	1,657,200
Fiat Chrysler Automobiles NV (Italy)	81,189	996,817
Heineken Holding NV	7,477	577,782
Heineken NV (Bearer)	17,308	1,536,021
ING Groep NV (Certificaten Van Aandelen)	286,015	1,959,123
JDE Peet's BV	4,917	175,233
Koninklijke Ahold Delhaize NV	80,362	2,207,873
Koninklijke DSM NV	13,263	2,123,156
Koninklijke KPN NV	260,350	703,148
Koninklijke Philips Electronics NV	66,688	3,088,773
NN Group NV	23,603	823,028
NXP Semiconductors NV	20,485	2,767,933
Prosus NV	30,913	3,086,230
QIAGEN NV (Germany) (a)	16,554	786,030
Randstad NV	9,280	463,769
STMicroelectronics NV (Italy)	47,957	1,463,029
Takeaway.com Holding BV (a)(b)	5,897	656,026
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	10,290	418,250
Unilever NV	106,767	6,037,007
Wolters Kluwer NV	20,085	1,627,615
X5 Retail Group NV GDR (Reg. S)	8,044	282,666
Yandex NV Series A (a)(d)	23,157	1,333,148

TOTAL NETHERLANDS		57,615,638

New Zealand - 0.3%
Auckland International Airport Ltd.	86,550	400,370
Chorus Ltd.	31,051	172,668
Contact Energy Ltd.	54,397	265,202
Fisher & Paykel Healthcare Corp.	42,195	976,156
Fletcher Building Ltd. (a)	65,393	177,092
Goodman Property Trust	76,391	125,301
Infratil Ltd.	57,211	204,872
Kiwi Property Group Ltd.	103,666	84,273
Mercury Nz Ltd.	41,735	147,548
Meridian Energy Ltd.	89,073	312,186
Ryman Healthcare Group Ltd.	32,534	301,072
Spark New Zealand Ltd.	133,037	394,810
The a2 Milk Co. Ltd. (a)	55,067	533,223
Xero Ltd. (a)	8,510	660,193

TOTAL NEW ZEALAND		4,754,966

Norway - 0.4%
Adevinta ASA Class B (a)	16,419	253,681
Aker ASA (A Shares)	1,653	65,901
Aker Bp ASA	7,186	111,629
DNB ASA	64,830	873,984
Entra ASA (b)	17,230	224,881
Equinor ASA	79,303	1,007,211
Gjensidige Forsikring ASA	14,659	278,388
Kongsberg Gruppen ASA	5,869	95,044
Leroy Seafood Group ASA	18,204	85,503
Mowi ASA	33,769	532,888
Nordic VLSI ASA (a)	11,878	124,918
Norsk Hydro ASA	104,969	293,906
Norwegian Finans Holding ASA	9,886	70,831
Orkla ASA	60,608	571,883
Salmar ASA (a)	3,971	200,699
Scatec Solar AS (b)	8,513	187,263
Schibsted ASA:
(A Shares)	4,638	189,083
(B Shares)	8,777	314,980
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	12,288	97,566
Sparebanken Midt-Norge	9,194	78,875
Storebrand ASA (A Shares)	31,067	163,037
Telenor ASA	45,663	704,079
TGS Nopec Geophysical Co. ASA	8,061	74,305
Tomra Systems ASA	8,143	328,137
Veidekke ASA	6,870	78,871
Yara International ASA	12,405	432,053

TOTAL NORWAY		7,439,596

Pakistan - 0.0%
Engro Corp. Ltd.	25,630	48,655
Lucky Cement Ltd.	15,550	65,324
Pakistan Petroleum Ltd.	52,631	27,219

TOTAL PAKISTAN		141,198

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	137,569	248,376
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	16,357	200,700
Philippines - 0.3%
Ayala Corp.	23,490	369,082
Ayala Land, Inc.	597,000	405,161
Bank of the Philippine Islands (BPI)	163,370	247,011
BDO Unibank, Inc.	151,690	276,911
GT Capital Holdings, Inc.	6,242	55,225
International Container Terminal Services, Inc.	67,220	158,923
JG Summit Holdings, Inc.	255,255	337,512
Jollibee Food Corp.	51,910	181,494
Metropolitan Bank & Trust Co.	185,514	155,452
Philippine Long Distance Telephone Co.	8,330	226,502
SM Investments Corp.	48,725	952,598
SM Prime Holdings, Inc.	825,000	572,664
Universal Robina Corp.	73,600	208,673

TOTAL PHILIPPINES		4,147,208

Poland - 0.1%
Bank Millennium SA (a)	39,819	21,727
Bank Polska Kasa Opieki SA (a)	14,358	153,315
Bank Zachodni WBK SA (a)	2,269	70,501
BRE Bank SA	862	25,151
CD Projekt RED SA (a)	4,837	409,824
Cyfrowy Polsat SA	17,210	107,296
Dino Polska SA (a)(b)	3,608	198,146
Grupa Lotos SA	5,773	40,659
KGHM Polska Miedz SA (Bearer) (a)	10,557	315,089
LPP SA (a)	83	109,867
Orange Polska SA (a)	44,420	68,225
Polish Oil & Gas Co. SA	110,255	116,143
Polska Grupa Energetyczna SA (a)	52,031	59,278
Polski Koncern Naftowy Orlen SA	22,565	217,179
Powszechna Kasa Oszczednosci Bank SA (a)	65,161	312,011
Powszechny Zaklad Ubezpieczen SA (a)	37,024	202,021

TOTAL POLAND		2,426,432

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	521,726	45,815
Energias de Portugal SA	205,205	1,011,414
Galp Energia SGPS SA Class B	34,505	280,222
Jeronimo Martins SGPS SA	17,682	280,893
NOS SGPS	16,603	57,005
REN - Redes Energeticas Nacionais SGPS SA	20,963	55,055

TOTAL PORTUGAL		1,730,404

Qatar - 0.2%
Industries Qatar QSC (a)	148,771	368,352
Masraf al Rayan	380,190	448,480
Mesaieed Petrochemical Holding Co.	284,423	144,907
Qatar Fuel Co.	52,690	248,906
Qatar International Islamic Bank QSC	78,032	177,903
Qatar Islamic Bank	109,991	489,386
Qatar National Bank SAQ	321,944	1,565,067
The Commercial Bank of Qatar	223,565	260,959

TOTAL QATAR		3,703,960

Russia - 0.6%
Alrosa Co. Ltd.	163,400	146,897
Gazprom OAO	887,490	1,729,165
Inter Rao Ues JSC	2,346,000	150,132
Lukoil PJSC	26,041	1,331,244
Magnit OJSC	5,654	335,922
MMC Norilsk Nickel PJSC	4,403	1,047,948
NOVATEK OAO	71,690	861,792
Polyus PJSC	2,246	439,906
Sberbank of Russia	778,360	1,972,721
Severstal PAO	14,075	192,477
Surgutneftegas OJSC	628,100	260,510
Tatneft PAO	116,479	601,868
VTB Bank OJSC	338,970,000	139,716

TOTAL RUSSIA		9,210,298

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	3,790	132,387
Advanced Polypropylene Co.	13,923	214,583
Al Rajhi Bank	164,997	2,894,916
Alinma Bank	135,167	550,716
Almarai Co. Ltd.	17,474	240,423
Arabian Centres Co. Ltd.	8,094	52,186
Bank Al-Jazira	52,081	180,811
Bank Albilad	35,168	218,118
Banque Saudi Fransi	50,888	403,001
Dar Al Arkan Real Estate Development Co. (a)	74,495	158,711
Emaar The Economic City (a)	36,704	87,104
Etihad Etisalat Co. (a)	35,836	267,554
Jarir Marketing Co.	6,449	297,834
Mouwasat Medical Services Co.	3,754	128,126
National Commercial Bank	99,205	1,032,972
National Industrialization Co. (a)	40,643	122,461
Riyad Bank	100,895	484,257
SABIC	65,869	1,580,730
Sahara International Petrochemical Co.	46,346	180,179
Samba Financial Group	84,525	622,054
Saudi Airlines Catering Co.	2,160	44,809
Saudi Arabian Fertilizers Co.	13,728	276,002
Saudi Arabian Mining Co. (a)	29,194	290,360
Saudi Cement Co.	9,863	142,542
Saudi Electricity Co.	59,559	300,471
Saudi Industrial Investment Group	28,988	156,909
Saudi Kayan Petrochemical Co. (a)	68,436	172,992
Saudi Telecom Co.	43,932	1,167,912
Southern Province Cement Co.	4,596	82,231
The Co. for Cooperative Insurance (a)	5,814	125,572
The Savola Group	21,449	261,943
Yanbu National Petrochemical Co.	18,888	289,593

TOTAL SAUDI ARABIA		13,160,459

Singapore - 0.7%
Ascendas Real Estate Investment Trust	202,128	426,515
BOC Aviation Ltd. Class A (b)	13,800	85,176
CapitaLand Ltd.	174,973	329,262
CapitaMall Trust	320,084	405,725
City Developments Ltd.	39,900	185,291
ComfortDelgro Corp. Ltd.	137,800	136,293
DBS Group Holdings Ltd.	131,600	1,960,295
Flextronics International Ltd. (a)	35,500	502,325
Genting Singapore Ltd.	362,700	171,273
Jardine Cycle & Carriage Ltd.	6,500	84,553
Keppel Corp. Ltd.	109,700	352,517
Keppel DC (REIT)	84,700	179,836
Mapletree Commercial Trust	144,518	182,219
Mapletree Greater China Commercial Trust	154,035	98,267
Mapletree Industrial (REIT)	129,817	289,317
Mapletree Logistics Trust (REIT)	200,649	286,626
Mapletree Logistics Trust (REIT) rights 11/10/20 (a)	3,812	0
Oversea-Chinese Banking Corp. Ltd.	288,554	1,779,728
Singapore Airlines Ltd.	88,650	219,995
Singapore Airport Terminal Service Ltd.	44,800	97,701
Singapore Exchange Ltd.	59,800	379,273
Singapore Press Holdings Ltd.	113,900	82,510
Singapore Technologies Engineering Ltd.	112,700	288,097
Singapore Telecommunications Ltd.	514,600	764,965
Suntec (REIT)	151,200	148,487
United Overseas Bank Ltd.	112,900	1,568,683
UOL Group Ltd.	36,500	166,374
Venture Corp. Ltd.	18,300	257,971
Wilmar International Ltd.	209,800	621,123

TOTAL SINGAPORE		12,050,397

South Africa - 1.0%
Absa Group Ltd.	57,977	311,655
Anglo American Platinum Ltd.	4,519	299,225
AngloGold Ashanti Ltd.	30,793	709,639
Aspen Pharmacare Holdings Ltd. (a)	25,456	165,770
Bidcorp Ltd.	25,498	351,052
Bidvest Group Ltd.	26,673	219,332
Capitec Bank Holdings Ltd.	6,948	488,303
Clicks Group Ltd.	18,096	261,730
Discovery Ltd.	29,429	194,553
Exxaro Resources Ltd.	15,920	107,398
FirstRand Ltd.	397,622	923,011
Foschini Ltd.	21,596	115,003
Gold Fields Ltd.	63,746	689,425
Growthpoint Properties Ltd.	186,656	122,112
Impala Platinum Holdings Ltd.	58,367	519,485
Life Healthcare Group Holdings Ltd.	97,809	97,797
Mr Price Group Ltd.	15,804	119,557
MTN Group Ltd.	128,166	457,618
MultiChoice Group Ltd.	32,993	272,089
Naspers Ltd. Class N	32,068	6,260,557
Nedbank Group Ltd.	29,393	173,877
Northam Platinum Ltd. (a)	26,263	252,333
Old Mutual Ltd.	342,346	196,918
PSG Group Ltd.	11,076	35,795
Redefine Properties Ltd.	350,300	43,051
Remgro Ltd.	43,109	229,964
RMB Holdings Ltd.	84,730	5,604
Sanlam Ltd.	132,138	385,435
Sasol Ltd. (a)	39,366	205,578
Shoprite Holdings Ltd.	37,405	297,779
Sibanye Stillwater Ltd.	162,774	479,975
Spar Group Ltd.	13,182	139,744
Standard Bank Group Ltd.	96,088	628,309
Tiger Brands Ltd.	12,372	153,947
Vodacom Group Ltd.	49,123	370,190
Woolworths Holdings Ltd.	69,622	149,538

TOTAL SOUTH AFRICA		16,433,348

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	20,237	481,048
Aena Sme SA (a)(b)	5,254	707,365
Amadeus IT Holding SA Class A	33,023	1,576,485
Banco Bilbao Vizcaya Argentaria SA	491,188	1,417,153
Banco de Sabadell SA	366,365	111,792
Banco Santander SA (Spain)	1,210,507	2,424,109
Bankinter SA	52,576	196,985
CaixaBank SA	268,026	489,038
Cellnex Telecom SA (b)	28,342	1,819,429
Enagas SA	18,081	390,205
Endesa SA	22,949	615,001
Ferrovial SA	36,482	789,229
Gas Natural SDG SA	26,239	487,420
Grifols SA	19,458	525,526
Grifols SA ADR	22,511	382,237
Iberdrola SA	420,502	4,958,594
Inditex SA	82,376	2,032,952
International Consolidated Airlines Group SA	17,331	21,557
International Consolidated Airlines Group SA CDI	276,378	345,301
Merlin Properties Socimi SA	23,306	156,753
Red Electrica Corporacion SA	31,169	549,052
Repsol SA	111,886	702,428
Telefonica SA	371,018	1,206,933

TOTAL SPAIN		22,386,592

Sweden - 2.2%
AarhusKarlshamn AB	12,860	250,598
AF Poyry AB (B Shares)	6,774	154,688
Alfa Laval AB	21,076	427,517
ASSA ABLOY AB (B Shares)	73,064	1,565,942
Atlas Copco AB:
(A Shares)	47,699	2,106,102
(B Shares)	27,769	1,065,086
Beijer Ref AB (B Shares)	6,044	166,953
Billerud AB	14,070	220,575
Boliden AB	19,424	530,873
Castellum AB	17,163	357,595
Dometic Group AB (a)(b)	22,579	243,187
Electrolux AB (B Shares)	20,073	453,190
Electrolux Professional AB (a)	16,841	63,648
Elekta AB (B Shares)	26,159	306,615
Epiroc AB:
Class A	49,285	736,639
Class B	24,200	347,020
Ericsson (B Shares)	193,191	2,156,884
Essity AB Class B	44,585	1,292,195
Evolution Gaming Group AB (b)	9,709	721,214
Fabege AB	19,445	245,728
Fastighets AB Balder (a)	7,355	346,656
Getinge AB (B Shares)	16,461	322,527
H&M Hennes & Mauritz AB (B Shares)	56,241	913,923
Hexagon AB (B Shares)	20,485	1,497,285
HEXPOL AB (B Shares)	17,536	154,502
Holmen AB (B Shares)	6,547	248,242
Hufvudstaden AB (A Shares)	7,900	103,251
Husqvarna AB (B Shares)	30,088	311,078
ICA Gruppen AB	6,467	306,184
Industrivarden AB:
(A Shares)	5,222	140,491
(C Shares)	19,312	493,955
Indutrade AB (a)	6,234	316,240
Investor AB (B Shares)	33,097	1,987,665
Kinnevik AB (B Shares)	17,703	726,451
Latour Investment AB Class B	8,670	202,466
Lifco AB	3,197	233,890
Loomis AB (B Shares)	5,588	124,779
Lundbergfoeretagen AB	4,337	195,249
Lundin Petroleum AB	15,228	290,668
Nibe Industrier AB (B Shares)	25,273	609,501
Nordic Entertainment Group AB Class B	4,824	172,286
Saab AB (B Shares)	5,663	130,145
Samhallsbyggnadsbolaget I Norden AB (B Shares)	56,811	156,673
Sandvik AB	80,011	1,426,203
Securitas AB (B Shares)	22,921	324,429
Skandinaviska Enskilda Banken AB (A Shares) (a)	116,975	1,003,011
Skanska AB (B Shares)	29,415	553,035
SKF AB (B Shares)	27,624	565,618
SSAB Svenskt Stal AB (B Shares)	46,097	124,640
Svenska Cellulosa AB (SCA) (B Shares)	44,523	604,171
Svenska Handelsbanken AB (A Shares) (a)	113,159	916,892
Sweco AB (B Shares)	4,612	232,404
Swedbank AB (A Shares) (a)	67,691	1,061,190
Swedish Match Co. AB	11,730	883,995
Swedish Orphan Biovitrum AB (a)	14,421	249,091
Tele2 AB (B Shares)	36,710	435,442
Telia Co. AB	181,242	694,954
Thule Group AB (b)	7,124	232,492
Trelleborg AB (B Shares)	19,589	325,588
Volvo AB (B Shares)	115,028	2,238,279
Wallenstam AB (B Shares)	14,040	186,340
Wihlborgs Fastigheter AB	9,151	165,159

TOTAL SWEDEN		35,619,289

Switzerland - 5.8%
ABB Ltd. (Reg.)	138,783	3,367,573
Adecco SA (Reg.)	12,179	597,693
Alcon, Inc. (Switzerland) (a)	35,799	2,034,056
Baloise Holdings AG	3,483	475,947
Compagnie Financiere Richemont SA Series A	38,417	2,401,209
Credit Suisse Group AG	170,911	1,611,926
Galenica AG	3,288	369,875
Geberit AG (Reg.)	2,729	1,553,561
Givaudan SA	577	2,350,916
Julius Baer Group Ltd.	16,506	736,960
Kuehne & Nagel International AG	3,618	722,456
LafargeHolcim Ltd. (Reg.)	37,308	1,601,036
Lindt & Spruengli AG	8	691,859
Lindt & Spruengli AG (participation certificate)	75	594,634
Lonza Group AG	5,429	3,289,486
Nestle SA (Reg. S)	209,944	23,614,067
Novartis AG	180,468	14,062,534
Partners Group Holding AG	1,365	1,230,502
Roche Holding AG:
(Bearer)	1,843	593,330
(participation certificate)	51,545	16,563,034
Schindler Holding AG (participation certificate)	2,983	762,870
SGS SA (Reg.)	373	931,941
Siemens Energy AG (a)	28,768	629,887
Sika AG	10,350	2,547,571
Sonova Holding AG Class B	3,967	940,970
Straumann Holding AG	823	858,049
Swiss Life Holding AG	2,405	808,355
Swiss Prime Site AG	5,822	489,532
Swiss Re Ltd.	20,851	1,494,896
Swisscom AG	1,799	914,852
Temenos Group AG	4,713	505,968
UBS Group AG	280,133	3,252,103
Zurich Insurance Group Ltd.	11,024	3,661,574

TOTAL SWITZERLAND		96,261,222

Taiwan - 3.6%
Accton Technology Corp.	39,000	282,866
Acer, Inc.	219,000	182,570
Advantech Co. Ltd.	29,696	299,981
ASE Technology Holding Co. Ltd.	255,000	572,254
Asia Cement Corp.	165,000	237,329
ASMedia Technology, Inc.	2,000	100,318
ASUSTeK Computer, Inc.	51,000	432,294
AU Optronics Corp. (a)	692,000	279,434
Catcher Technology Co. Ltd.	58,000	365,934
Cathay Financial Holding Co. Ltd.	629,716	845,227
Chang Hwa Commercial Bank	427,974	255,058
Cheng Shin Rubber Industry Co. Ltd.	151,000	190,538
Chicony Electronics Co. Ltd.	44,000	132,420
Chilisin Electronics Corp.	15,000	55,315
China Development Finance Holding Corp.	1,151,000	337,145
China Life Insurance Co. Ltd.	252,642	169,111
China Petrochemical Development Corp.	300	90
China Steel Corp.	939,000	666,283
China Synthetic Rubber Corp.	643	441
Chinatrust Financial Holding Co. Ltd.	1,401,000	883,919
Chipbond Technology Corp.	47,000	102,677
Chroma ATE, Inc.	27,000	128,351
Chunghwa Telecom Co. Ltd.	323,000	1,211,564
Compal Electronics, Inc.	281,000	182,691
Compeq Manufacturing Co. Ltd.	78,000	118,735
Delta Electronics, Inc.	139,000	923,136
E.SUN Financial Holdings Co. Ltd.	934,887	794,077
ECLAT Textile Co. Ltd.	15,000	198,452
Elite Material Co. Ltd.	22,000	115,348
EPISTAR Corp. (a)	79,000	92,506
EVA Airways Corp.	211,619	79,887
Evergreen Marine Corp. (Taiwan) (a)	254,643	168,225
Far Eastern Department Stores Co. Ltd.	64,000	52,795
Far Eastern Textile Ltd.	299,000	269,120
Far EasTone Telecommunications Co. Ltd.	123,000	257,961
Feng Tay Enterprise Co. Ltd.	40,480	244,785
First Financial Holding Co. Ltd.	751,479	526,658
FLEXium Interconnect, Inc.	18,000	73,299
Formosa Chemicals & Fibre Corp.	309,000	743,095
Formosa Petrochemical Corp.	125,000	343,423
Formosa Plastics Corp.	319,000	881,992
Formosa Taffeta Co. Ltd.	63,000	68,816
Foxconn Technology Co. Ltd.	80,000	140,096
Fubon Financial Holding Co. Ltd.	548,000	779,601
Genius Electronic Optical Co. Ltd.	8,000	156,874
Giant Manufacturing Co. Ltd.	21,000	206,264
Giga-Byte Technology Co. Ltd.	34,000	85,330
GlobalWafers Co. Ltd.	15,000	217,589
Great Wall Enterprise Co. Ltd.	55,214	86,751
Highwealth Construction Corp.	79,200	114,887
HIWIN Technologies Corp.	18,879	164,314
Hon Hai Precision Industry Co. Ltd. (Foxconn)	917,800	2,486,263
Hotai Motor Co. Ltd.	26,000	547,101
Hua Nan Financial Holdings Co. Ltd.	674,546	405,543
Innolux Corp.	759,000	262,913
International Games Systems Co. Ltd.	4,000	105,142
Inventec Corp.	223,000	176,161
ITEQ Corp.	14,000	58,723
King Yuan Electronics Co. Ltd.	76,000	79,562
King's Town Bank	50,000	67,723
Largan Precision Co. Ltd.	7,000	740,152
Lien Hwa Industrial Corp.	70,522	98,478
Lite-On Technology Corp.	146,000	237,558
Macronix International Co. Ltd.	122,340	136,841
Makalot Industrial Co. Ltd.	13,450	89,090
MediaTek, Inc.	116,000	2,749,065
Mega Financial Holding Co. Ltd.	792,000	762,683
Merida Industry Co. Ltd.	15,000	145,234
Merry Electronics Co. Ltd.	16,064	79,172
Micro-Star International Co. Ltd.	49,000	196,966
Nan Ya Plastics Corp.	409,000	839,187
Nanya Technology Corp.	78,000	157,587
Nien Made Enterprise Co. Ltd.	10,000	112,552
Novatek Microelectronics Corp.	43,000	401,307
OBI Pharma, Inc. (a)	454	1,761
Pegatron Corp.	165,000	354,696
Phison Electronics Corp.	12,000	124,366
Pou Chen Corp.	171,000	150,624
Powertech Technology, Inc.	53,000	156,356
Poya International Co. Ltd.	4,000	86,127
President Chain Store Corp.	43,000	387,780
Qisda Corp.	120,000	78,437
Quanta Computer, Inc.	202,000	508,371
Radiant Opto-Electronics Corp.	33,000	129,767
Realtek Semiconductor Corp.	35,000	434,916
Ruentex Development Co. Ltd.	79,200	109,350
Ruentex Industries Ltd.	27,600	63,865
Shin Kong Financial Holding Co. Ltd.	803,538	223,572
Simplo Technology Co. Ltd.	12,000	133,594
SINBON Electronics Co. Ltd.	13,000	87,472
Sino-American Silicon Products, Inc.	38,000	132,294
Sinopac Holdings Co.	842,180	314,982
Standard Foods Corp.	31,000	66,206
Synnex Technology International Corp.	100,000	148,380
Taichung Commercial Bank Co. Ltd.	206,192	78,199
Taishin Financial Holdings Co. Ltd.	834,402	367,488
Taiwan Business Bank	411,423	135,180
Taiwan Cement Corp.	386,859	548,329
Taiwan Cooperative Financial Holding Co. Ltd.	721,448	484,176
Taiwan Fertilizer Co. Ltd.	53,000	94,851
Taiwan High Speed Rail Corp.	157,000	166,005
Taiwan Mobile Co. Ltd.	178,000	607,872
Taiwan Semiconductor Manufacturing Co. Ltd.	1,384,000	20,935,445
Taiwan Surface Mounting Technology Co. Ltd.	18,000	59,142
Taiwan Union Technology Corp.	16,000	53,130
Tatung Co. Ltd. (a)	156,000	114,782
TCI Co. Ltd.	446	3,547
TECO Electric & Machinery Co. Ltd.	129,000	134,821
The Shanghai Commercial & Savings Bank Ltd.	344,000	445,496
Tripod Technology Corp.	32,000	126,953
Unified-President Enterprises Corp.	369,000	790,650
Unimicron Technology Corp.	101,000	240,770
United Integrated Services Co.	9,000	62,445
United Microelectronics Corp.	825,000	886,499
Vanguard International Semiconductor Corp.	71,000	231,298
Voltronic Power Technology Corp.	5,250	179,839
Walsin Lihwa Corp.	171,000	106,094
Walsin Technology Corp.	22,000	125,730
Win Semiconductors Corp.	26,000	282,638
Winbond Electronics Corp.	211,000	125,011
Wistron Corp.	190,000	189,276
Wiwynn Corp.	6,000	152,470
WPG Holding Co. Ltd.	101,040	137,032
Yageo Corp.	30,000	372,785
Yuanta Financial Holding Co. Ltd.	905,160	561,592

TOTAL TAIWAN		59,245,290

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	72,400	400,441
Advanced Information Service PCL NVDR	7,400	40,929
Airports of Thailand PCL (For. Reg.)	338,100	560,539
B. Grimm Power PCL (For. Reg.)	73,400	92,373
Bangkok Bank PCL (For. Reg.)	136,600	423,115
Bangkok Commercial Asset Management PCL	118,900	76,972
Bangkok Dusit Medical Services PCL (For. Reg.)	734,600	412,147
Bangkok Expressway and Metro PCL	546,400	143,556
Banpu PCL (For. Reg.)	297,700	62,556
Berli Jucker PCL (For. Reg)	79,400	73,134
BTS Group Holdings PCL (For. Reg.)	690,700	198,202
Bumrungrad Hospital PCL (For. Reg.)	31,400	91,603
Carabao Group PCL	45,500	159,685
Central Pattana PCL (For. Reg.)	203,500	250,957
Central Retail Corp. PCL (b)	55,000	47,006
Central Retail Corp. PCL	182,108	155,640
Charoen Pokphand Foods PCL (For. Reg.)	517,700	419,030
CP ALL PCL	31,100	53,534
CP ALL PCL (For. Reg.)	461,700	794,754
CPN Retail Growth Leasehold REIT	107,300	62,626
CPN Retail Growth Leasehold REIT rights (a)	24,210	0
Delta Electronics PCL (For. Reg.)	60,700	348,263
Electricity Generating PCL (For. Reg.)	17,700	94,182
Energy Absolute PCL (For. Reg.)	171,100	208,564
Global Power Synergy Public Co. Ltd.	59,694	99,077
Gulf Energy Development PCL (For. Reg.)	307,300	280,912
Hana Microelectronics PCL (For. Reg.)	69,300	99,965
Home Product Center PCL (For. Reg.)	465,300	208,081
Indorama Ventures PCL (For. Reg.)	245,600	173,886
Intouch Holdings PCL	21,800	37,389
Intouch Holdings PCL (For. Reg.)	132,700	227,593
IRPC PCL (For. Reg.)	702,200	45,464
Kasikornbank PCL (For. Reg.)	165,600	398,998
Kiatnakin Bank PCL (For. Reg.)	51,600	65,328
Krung Thai Bank PCL (For. Reg.)	413,900	114,720
Krungthai Card PCL (For. Reg.)	53,500	67,748
Land & House PCL (For. Reg.)	490,800	100,642
Minor International PCL:
warrants 9/30/21 (a)	4,695	36
warrants 7/31/23 (a)	9,669	1,933
(For. Reg.)	246,621	131,940
Muangthai Leasing PCL	35,600	62,468
Osotspa PCL	72,200	74,051
PTT Exploration and Production PCL (For. Reg.)	88,500	223,602
PTT Global Chemical PCL (For. Reg.)	149,100	191,040
PTT PCL:
(For. Reg.)	913,200	907,463
NVDR	54,200	53,860
Ratchaburi Electric Generating Holding PCL (For. Reg.)	48,200	71,907
Siam Cement PCL (For. Reg.)	56,500	612,167
Siam Commercial Bank PCL (For. Reg.)	186,700	388,703
Siam Global House PCL	89	45
Srisawad Corp. PCL:
warrants 8/29/25 (a)	2,460	650
(For. Reg.)	70,600	112,678
Thai Beverage PCL	607,900	258,521
Thai Oil PCL (For. Reg.)	77,100	84,672
Thai Union Frozen Products PCL (For. Reg.)	199,600	97,278
Thanachart Capital PCL (For. Reg.)	57,900	51,338
TISCO Financial Group PCL	48,000	108,817
TMB Bank PCL (For. Reg.)	2,859,625	74,178
Total Access Communication PCL (For. Reg.)	43,200	42,479
True Corp. PCL (For. Reg.)	1,742,100	151,673
VGI Global Media PCL	159,100	30,573
WHA Corp. PCL	613,900	46,808

TOTAL THAILAND		10,868,491

Turkey - 0.1%
Akbank TAS (a)	204,153	116,213
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,067	32,618
Arcelik A/S	16,974	54,450
Aselsan A/S	39,366	78,690
Bim Birlesik Magazalar A/S JSC	35,466	282,729
Coca-Cola Icecek Sanayi A/S	4,484	24,027
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	35,651
Enka Insaat ve Sanayi A/S	111,972	96,344
Eregli Demir ve Celik Fabrikalari T.A.S.	91,203	103,725
Ford Otomotiv Sanayi A/S	5,191	66,905
Haci Omer Sabanci Holding A/S	90,353	88,741
Koc Holding A/S	71,326	120,529
Koza Altin Isletmeleri A/S (a)	2,833	24,883
Pegasus Hava Tasimaciligi A/S (a)	2,534	11,945
Petkim Petrokimya Holding A/S (a)	85,730	42,049
Sok Marketler Ticaret A/S (a)	18,826	25,477
TAV Havalimanlari Holding A/S	12,849	21,145
Tekfen Holding A/S	14,772	23,393
Tofas Turk Otomobil Fabrikasi A/S	9,634	30,720
Tupras Turkiye Petrol Rafinerileri A/S (a)	8,349	74,478
Turk Hava Yollari AO (a)	49,637	53,431
Turk Sise ve Cam Fabrikalari A/S	139,151	101,796
Turkcell Iletisim Hizmet A/S	72,134	125,682
Turkiye Garanti Bankasi A/S (a)	148,615	117,055
Turkiye Halk Bankasi A/S (a)	46,792	26,245
Turkiye Is Bankasi A/S Series C (a)	92,115	56,174
Turkiye Vakiflar Bankasi TAO (a)	75,722	34,429
Ulker Biskuvi Sanayi A/S (a)	11,675	28,172
Yapi ve Kredi Bankasi A/S (a)	137,585	35,301

TOTAL TURKEY		1,932,997

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (c)	208,501	333,202
Aldar Properties PJSC	375,759	280,299
Dubai Islamic Bank Pakistan Ltd.	374,772	424,445
Emaar Properties PJSC (a)	335,522	243,890
Emirates NBD Bank PJSC	178,683	462,134
Emirates Telecommunications Corp.	249,178	1,145,100
National Bank of Abu Dhabi PJSC	539,764	1,684,030

TOTAL UNITED ARAB EMIRATES		4,573,100

United Kingdom - 7.9%
3i Group PLC	70,729	880,559
Admiral Group PLC	18,485	658,551
Amarin Corp. PLC ADR (a)(d)	27,382	133,077
Anglo American PLC (United Kingdom)	99,564	2,336,179
Antofagasta PLC	25,575	341,098
Ashtead Group PLC	33,214	1,204,805
Associated British Foods PLC	26,221	576,629
AstraZeneca PLC (United Kingdom)	95,952	9,634,109
Atlassian Corp. PLC (a)	9,376	1,796,629
Auto Trader Group PLC (b)	67,958	510,937
Aveva Group PLC	4,697	261,045
Aviva PLC	290,576	969,238
BAE Systems PLC	233,069	1,198,066
Barclays PLC (a)	1,190,391	1,649,971
Barratt Developments PLC	75,935	474,654
Beazley PLC	42,566	162,124
Bellway PLC	9,333	282,323
Berkeley Group Holdings PLC	8,996	472,816
BHP Billiton PLC	154,262	2,988,419
BP PLC	1,482,928	3,782,482
British American Tobacco PLC (United Kingdom)	167,475	5,308,186
British Land Co. PLC	73,837	333,456
BT Group PLC	628,315	825,378
Bunzl PLC	23,881	742,508
Burberry Group PLC	29,015	509,585
Carnival PLC	12,146	137,311
Centrica PLC	427,460	205,893
Coca-Cola European Partners PLC	15,171	541,756
Compass Group PLC	129,831	1,777,094
ConvaTec Group PLC (b)	118,045	276,340
Croda International PLC	9,574	748,404
Dechra Pharmaceuticals PLC	7,639	345,580
Derwent London PLC	10,101	347,822
Diageo PLC	171,130	5,530,559
Direct Line Insurance Group PLC	101,673	347,075
DS Smith PLC	96,469	353,806
easyJet PLC	22,170	145,272
Electrocomponents PLC	33,860	298,067
Evraz PLC	35,285	164,334
G4S PLC (United Kingdom)	115,094	304,322
GlaxoSmithKline PLC	366,221	6,115,340
GW Pharmaceuticals PLC ADR (a)(d)	2,231	200,812
Halma PLC	27,446	841,973
Hargreaves Lansdown PLC	19,523	342,075
HomeServe PLC	19,661	281,453
Howden Joinery Group PLC	46,868	386,649
HSBC Holdings PLC (United Kingdom)	1,508,548	6,321,713
IMI PLC	21,175	283,649
Imperial Brands PLC	70,224	1,113,536
Informa PLC	110,718	599,559
InterContinental Hotel Group PLC	14,030	711,767
Intermediate Capital Group PLC	21,895	332,154
Intertek Group PLC	11,847	855,179
Investec PLC	45,144	83,837
ITV PLC	276,323	258,244
J Sainsbury PLC	129,167	337,349
John David Group PLC	33,254	319,313
Johnson Matthey PLC	13,917	387,453
Kingfisher PLC	156,752	582,959
Land Securities Group PLC	54,644	360,540
Legal & General Group PLC	432,774	1,036,097
Lloyds Banking Group PLC	5,127,631	1,867,007
London Stock Exchange Group PLC	23,001	2,479,460
M&G PLC	191,797	364,386
Marks & Spencer Group PLC	127,621	147,378
Mediclinic International PLC	33,061	119,877
Meggitt PLC	59,151	209,430
Melrose Industries PLC	357,372	553,950
Micro Focus International PLC	23,644	66,346
Mondi PLC	35,999	682,295
National Grid PLC	273,909	3,261,063
Network International Holdings PLC (a)(b)	19,967	57,529
Next PLC	9,778	739,776
Ninety One PLC (a)	22,572	60,239
Ocado Group PLC (a)	44,338	1,307,332
Pearson PLC	56,237	371,545
Pennon Group PLC	30,679	394,505
Persimmon PLC	23,515	711,632
Phoenix Group Holdings PLC	59,394	509,683
Prudential PLC	189,263	2,314,782
Quilter PLC (b)	125,403	198,526
Reckitt Benckiser Group PLC	53,683	4,728,857
RELX PLC (London Stock Exchange)	145,446	2,878,196
Rentokil Initial PLC (a)	131,109	893,420
Rightmove PLC	64,645	517,560
Rio Tinto PLC	78,788	4,456,362
Rolls-Royce Holdings PLC	142,269	131,450
Rolls-Royce Holdings PLC rights 11/6/20 (a)	474,229	239,602
Royal Bank of Scotland Group PLC	335,629	540,031
Royal Dutch Shell PLC:
Class A (United Kingdom)	287,121	3,611,836
Class B (United Kingdom)	284,729	3,433,644
RSA Insurance Group PLC	74,186	407,113
Sage Group PLC	81,348	669,836
Schroders PLC	8,857	299,937
Scottish & Southern Energy PLC	76,306	1,240,623
Segro PLC	90,123	1,053,124
Severn Trent PLC	17,259	543,325
Smith & Nephew PLC	65,295	1,133,792
Smiths Group PLC	28,973	499,021
Spectris PLC	9,550	306,331
Spirax-Sarco Engineering PLC	5,269	769,972
SSP Group PLC	37,286	90,184
St. James's Place Capital PLC	40,031	466,327
Standard Chartered PLC (United Kingdom)	194,642	887,094
Standard Life PLC	166,147	483,222
Tate & Lyle PLC	37,779	291,307
Taylor Wimpey PLC	256,337	351,345
Tesco PLC	707,383	1,882,734
The Weir Group PLC	19,221	356,953
Travis Perkins PLC	18,792	258,423
Unilever PLC	85,204	4,861,214
Unite Group PLC	29,345	316,677
United Utilities Group PLC	49,689	555,789
Vistry Group PLC	14,417	101,791
Vodafone Group PLC	1,957,281	2,610,952
Whitbread PLC	14,552	404,755
WM Morrison Supermarkets PLC	173,013	365,121

TOTAL UNITED KINGDOM		130,362,771

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	911	6,417
Stratasys Ltd. (a)(d)	3,752	47,951
XP, Inc. Class A (a)	6,748	270,460
Yum China Holdings, Inc.	30,577	1,627,614

TOTAL UNITED STATES OF AMERICA		1,952,442

TOTAL COMMON STOCKS
(Cost $1,611,915,397)		1,594,931,166

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Alpargatas SA (PN)	13,700	96,746
Azul SA (a)	17,000	66,810
Banco Bradesco SA (PN)	328,686	1,154,822
Banco Inter SA (b)	3	9
Bradespar SA (PN)	15,700	127,889
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	19,429	104,934
Companhia Energetica de Minas Gerais (CEMIG) (PN)	65,591	117,169
Companhia Paranaense de Energia-Copel (PN-B)	7,100	76,420
Gerdau SA	81,000	307,882
Itau Unibanco Holding SA	353,350	1,445,927
Itausa-Investimentos Itau SA (PN)	350,200	554,783
Lojas Americanas SA (PN)	69,574	281,669
Metalurgica Gerdau SA (PN)	49,800	85,055
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	314,200	1,037,121
Telefonica Brasil SA	31,100	230,569

TOTAL BRAZIL		5,687,805

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	9,895	361,482
Colombia - 0.0%
Banco Davivienda SA	7,770	50,450
Bancolombia SA (PN)	47,535	300,905
Grupo Aval Acciones y Valores SA	257,424	59,196

TOTAL COLOMBIA		410,551

Germany - 0.3%
Henkel AG & Co. KGaA	13,021	1,266,573
Porsche Automobil Holding SE (Germany)	11,815	632,976
Sartorius AG (non-vtg.)	2,483	1,050,890
Volkswagen AG	13,453	1,960,071

TOTAL GERMANY		4,910,510

Korea (South) - 0.2%
Hyundai Motor Co.	1,203	83,743
Hyundai Motor Co. Series 2	2,585	182,761
LG Chemical Ltd.	606	167,662
Samsung Electronics Co. Ltd.	62,215	2,761,557

TOTAL KOREA (SOUTH)		3,195,723

Russia - 0.0%
AK Transneft OAO	120	199,537
Sberbank of Russia	86,230	210,138
Surgutneftegas OJSC	647,000	295,265

TOTAL RUSSIA		704,940

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $19,622,414)		15,271,011
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $789,988)(e)	790,000	789,995
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.10% (f)	29,211,942	29,217,784
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	2,773,340	2,773,617
TOTAL MONEY MARKET FUNDS
(Cost $31,991,212)		31,991,401
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,664,319,011)		1,642,983,573
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,033,408
NET ASSETS - 100%		$1,651,016,981

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	281	Dec. 2020	$25,063,795	$(931,960)	$(931,960)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	231	Dec. 2020	12,726,945	201,855	201,855
TME S&P/TSX 60 Index Contracts (Canada)	18	Dec. 2020	2,500,518	(83,612)	(83,612)
TOTAL FUTURES CONTRACTS					$(813,717)

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,011,348 or 1.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $789,995.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$330,269
Fidelity Securities Lending Cash Central Fund	54,021
Total	$384,290

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$132,803,342	$40,832,043	$91,971,299	$--
Consumer Discretionary	225,540,275	130,799,855	94,740,420	--
Consumer Staples	145,010,238	50,910,569	94,099,669	--
Energy	59,972,301	22,591,745	37,380,556	--
Financials	281,588,577	132,218,104	149,037,271	333,202
Health Care	152,417,225	29,108,377	123,254,359	54,489
Industrials	199,900,616	87,509,980	112,390,636	--
Information Technology	187,467,159	55,438,876	132,028,283	--
Materials	123,403,512	65,234,413	58,169,099	--
Real Estate	49,607,071	24,548,578	25,058,493	--
Utilities	52,491,861	36,341,065	16,150,796	--
Government Obligations	789,995	--	789,995	--
Money Market Funds	31,991,401	31,991,401	--	--
Total Investments in Securities:	$1,642,983,573	$707,525,006	$935,070,876	$387,691
Derivative Instruments:
Assets
Futures Contracts	$201,855	$201,855	$--	$--
Total Assets	$201,855	$201,855	$--	$--
Liabilities
Futures Contracts	$(1,015,572)	$(1,015,572)	$--	$--
Total Liabilities	$(1,015,572)	$(1,015,572)	$--	$--
Total Derivative Instruments:	$(813,717)	$(813,717)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$201,855	$(1,015,572)
Total Equity Risk	201,855	(1,015,572)
Total Value of Derivatives	$201,855	$(1,015,572)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020
Assets
Investment in securities, at value (including securities loaned of $2,665,649) — See accompanying schedule: Unaffiliated issuers (cost $1,632,327,799)	$1,610,992,172
Fidelity Central Funds (cost $31,991,212)	31,991,401
Total Investment in Securities (cost $1,664,319,011)		$1,642,983,573
Segregated cash with brokers for derivative instruments		2,588,081
Foreign currency held at value (cost $1,838,464)		1,836,152
Receivable for fund shares sold		3,449,699
Dividends receivable		4,814,969
Distributions receivable from Fidelity Central Funds		6,049
Other receivables		129
Total assets		1,655,678,652
Liabilities
Payable for investments purchased	$647,766
Payable for fund shares redeemed	788,997
Payable for daily variation margin on futures contracts	302,288
Other payables and accrued expenses	148,906
Collateral on securities loaned	2,773,714
Total liabilities		4,661,671
Net Assets		$1,651,016,981
Net Assets consist of:
Paid in capital		$1,668,910,997
Total accumulated earnings (loss)		(17,894,016)
Net Assets		$1,651,016,981
Net Asset Value, offering price and redemption price per share ($1,651,016,981 ÷ 170,702,554 shares)		$9.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2020
Investment Income
Dividends		$37,207,320
Non-Cash dividends		1,952,896
Interest		16,572
Income from Fidelity Central Funds (including $54,021 from security lending)		384,290
Income before foreign taxes withheld		39,561,078
Less foreign taxes withheld		(4,306,489)
Total income		35,254,589
Expenses
Independent trustees' fees and expenses	$8,065
Total expenses before reductions	8,065
Expense reductions	(2,376)
Total expenses after reductions		5,689
Net investment income (loss)		35,248,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,177)	(17,302,972)
Fidelity Central Funds	1,116
Foreign currency transactions	100,362
Futures contracts	479,742
Total net realized gain (loss)		(16,721,752)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $118,866)	(67,036,387)
Assets and liabilities in foreign currencies	75,573
Futures contracts	(1,549,953)
Total change in net unrealized appreciation (depreciation)		(68,510,767)
Net gain (loss)		(85,232,519)
Net increase (decrease) in net assets resulting from operations		$(49,983,619)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,248,900	$30,035,022
Net realized gain (loss)	(16,721,752)	(2,449,202)
Change in net unrealized appreciation (depreciation)	(68,510,767)	73,682,955
Net increase (decrease) in net assets resulting from operations	(49,983,619)	101,268,775
Distributions to shareholders	(32,813,228)	(3,263,555)
Share transactions
Proceeds from sales of shares	883,998,983	964,418,831
Reinvestment of distributions	30,381,153	3,048,245
Cost of shares redeemed	(441,068,830)	(198,941,902)
Net increase (decrease) in net assets resulting from share transactions	473,311,306	768,525,174
Total increase (decrease) in net assets	390,514,459	866,530,394
Net Assets
Beginning of period	1,260,502,522	393,972,128
End of period	$1,651,016,981	$1,260,502,522
Other Information
Shares
Sold	92,059,244	101,736,750
Issued in reinvestment of distributions	2,961,126	343,203
Redeemed	(48,663,965)	(20,899,353)
Net increase (decrease)	46,356,405	81,180,600

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

Years ended October 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$9.13	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.32	.06
Net realized and unrealized gain (loss)	(.45)	.75	(.93)
Total from investment operations	(.22)	1.07	(.87)
Distributions from net investment income	(.25)	(.06)	–
Total distributions	(.25)	(.06)	–
Net asset value, end of period	$9.67	$10.14	$9.13
Total ReturnC,D	(2.34)%	11.79%	(8.70)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	- %H
Net investment income (loss)	2.39%	3.34%	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,651,017	$1,260,503	$393,972
Portfolio turnover rateI	8%	4%	- %J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2020	Past 1 year	Life of fundA
Fidelity ZERO℠ Large Cap Index Fund	11.45%	8.63%

 A From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ Large Cap Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Large Cap Index℠ performed over the same period.

Period Ending Values
$11,931	Fidelity ZERO℠ Large Cap Index Fund
$11,927	Fidelity U.S. Large Cap Index℠

Fidelity ZERO℠ Large Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 9.71% for the 12 months ending October 31, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks had entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning March 24. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. The historic rally lasted until September 2, when the S&P 500 achieved an all-time high, before retreating through October 31. The loss of momentum reflected Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery is stalling, a second wave of COVID-19 cases, and stretched valuations and crowded positioning in big tech. Growth stocks dominated value shares for the year. By sector, information technology (+34%) led. In contrast, energy (-46%) fell hard along with the price of crude oil.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2020, the fund gained 11.45%, roughly in line with the 11.53% advance of the benchmark Fidelity U.S. Large Cap Index. By sector, information technology gained 36% and contributed most. Consumer discretionary stocks also helped, gaining 35%. The communication services sector rose 17%, boosted by the media & entertainment industry (+25%). Other notable contributors included the health care (+11%), consumer staples (+5%), and materials (+12%) sectors. Conversely, financials returned roughly -15% and detracted most. This group was hampered by the banks (-27%) industry. Energy (-46%) and real estate (-10%) also hurt. Other notable detractors included the industrials (-1%) and utilities (-0%) sectors. Turning to individual stocks, the top contributor was Apple (+77%), from the technology hardware & equipment segment. In retailing, Amazon.com (+71%) was helpful, and Microsoft (+43%) from the software & services group also contributed. Alphabet, within the media & entertainment industry, rose about 29% and Nvidia, within the semiconductors & semiconductor equipment category, gained about 150% and boosted the fund. Conversely, the biggest individual detractor was Exxon Mobil (-48%), from the energy sector. In banks, Wells Fargo (-57%) and JPMorgan Chase (-19%) hurt. Boeing, within the capital goods group, returned approximately -57% and hindered the fund. Another detractor was Chevron (-37%), a stock in the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Apple, Inc.	6.2
Microsoft Corp.	5.4
Amazon.com, Inc.	4.6
Facebook, Inc. Class A	2.3
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.7
Berkshire Hathaway, Inc. Class B	1.4
Johnson & Johnson	1.3
Procter & Gamble Co.	1.2
NVIDIA Corp.	1.1
26.9

Top Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	27.8
Health Care	13.8
Consumer Discretionary	11.9
Communication Services	11.2
Financials	9.8
Industrials	7.9
Consumer Staples	6.7
Utilities	3.1
Real Estate	2.7
Materials	2.5

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.3%

Fidelity ZERO℠ Large Cap Index Fund

Schedule of Investments October 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	598,968	$16,184,115
CenturyLink, Inc.	83,633	720,916
Liberty Global PLC:
Class A (a)	10,723	203,523
Class C (a)	32,094	598,874
Verizon Communications, Inc.	347,770	19,819,412
		37,526,840
Entertainment - 2.0%
Activision Blizzard, Inc.	64,931	4,917,225
Electronic Arts, Inc. (a)	24,304	2,912,348
Live Nation Entertainment, Inc. (a)	11,971	584,185
Netflix, Inc. (a)	37,078	17,639,488
Roku, Inc. Class A (a)	8,907	1,802,777
Take-Two Interactive Software, Inc. (a)	9,627	1,491,415
The Walt Disney Co.	151,930	18,421,513
		47,768,951
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	25,251	40,808,394
Class C (a)	24,691	40,024,358
Facebook, Inc. Class A (a)	202,119	53,179,530
InterActiveCorp (a)	6,698	808,583
Match Group, Inc. (a)	16,041	1,873,268
Snap, Inc. Class A (a)	75,359	2,968,391
Twitter, Inc. (a)	66,535	2,751,888
		142,414,412
Media - 1.4%
Charter Communications, Inc. Class A (a)	12,578	7,594,848
Comcast Corp. Class A	383,280	16,189,747
Discovery Communications, Inc.:
Class A (a)(b)	13,084	264,820
Class C (non-vtg.) (a)	20,649	378,290
DISH Network Corp. Class A (a)	20,457	521,449
Fox Corp.:
Class A	28,264	749,561
Class B	13,764	359,791
Liberty Broadband Corp.:
Class A (a)	1,920	269,856
Class C (a)	12,939	1,833,586
Liberty Media Corp.:
Liberty Braves Class A (a)	877	18,154
Liberty Braves Class C (a)	2,968	60,755
Liberty Formula One Group Series C (a)	16,867	609,405
Liberty Media Class A (a)	2,322	77,323
Liberty SiriusXM Series A (a)	7,266	251,186
Liberty SiriusXM Series C (a)	14,519	502,357
Omnicom Group, Inc.	17,995	849,364
ViacomCBS, Inc. Class B	47,503	1,357,161
		31,887,653
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	48,906	5,358,630

TOTAL COMMUNICATION SERVICES		264,956,486

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.1%
Aptiv PLC	22,621	2,182,700
Automobiles - 1.3%
Ford Motor Co.	328,822	2,541,794
General Motors Co.	105,926	3,657,625
Tesla, Inc. (a)	62,667	24,317,303
		30,516,722
Distributors - 0.1%
Genuine Parts Co.	12,110	1,095,107
LKQ Corp. (a)	23,630	755,924
		1,851,031
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	21,387	593,275
Carnival Corp. (b)	42,901	588,173
Chipotle Mexican Grill, Inc. (a)	2,352	2,825,881
Darden Restaurants, Inc.	10,855	997,792
Domino's Pizza, Inc.	3,312	1,252,996
Hilton Worldwide Holdings, Inc.	23,367	2,051,856
Las Vegas Sands Corp.	27,663	1,329,484
Marriott International, Inc. Class A	22,398	2,080,326
McDonald's Corp.	62,539	13,320,807
MGM Mirage, Inc.	34,563	710,961
Norwegian Cruise Line Holdings Ltd. (a)(b)	17,242	286,734
Royal Caribbean Cruises Ltd.	14,949	843,423
Starbucks Corp.	98,282	8,546,603
Wynn Resorts Ltd.	8,194	593,491
Yum! Brands, Inc.	25,361	2,366,942
		38,388,744
Household Durables - 0.3%
D.R. Horton, Inc.	27,780	1,855,982
Garmin Ltd.	12,572	1,307,739
Lennar Corp.:
Class A	22,550	1,583,687
Class B	1,989	113,154
NVR, Inc. (a)	293	1,158,255
PulteGroup, Inc.	22,517	917,793
		6,936,610
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	35,791	108,666,845
eBay, Inc.	55,945	2,664,660
Expedia, Inc.	11,319	1,065,684
The Booking Holdings, Inc. (a)	3,444	5,587,890
		117,985,079
Leisure Products - 0.0%
Hasbro, Inc.	10,696	884,773
Multiline Retail - 0.5%
Dollar General Corp.	20,939	4,370,179
Dollar Tree, Inc. (a)	19,973	1,803,961
Target Corp.	42,085	6,406,179
		12,580,319
Specialty Retail - 2.3%
AutoZone, Inc. (a)	1,965	2,218,446
Best Buy Co., Inc.	19,380	2,161,839
Burlington Stores, Inc. (a)	5,492	1,063,141
CarMax, Inc. (a)	13,745	1,188,118
Lowe's Companies, Inc.	63,533	10,044,567
O'Reilly Automotive, Inc. (a)	6,230	2,720,018
Ross Stores, Inc.	29,953	2,551,097
The Home Depot, Inc.	90,480	24,131,921
Tiffany & Co., Inc.	9,087	1,188,943
TJX Companies, Inc.	100,839	5,122,621
Tractor Supply Co.	9,790	1,304,126
Ulta Beauty, Inc. (a)	4,731	978,229
		54,673,066
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	9,965	3,181,725
NIKE, Inc. Class B	104,644	12,565,652
VF Corp.	26,744	1,797,197
		17,544,574

TOTAL CONSUMER DISCRETIONARY		283,543,618

CONSUMER STAPLES - 6.7%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	15,366	1,071,164
Constellation Brands, Inc. Class A (sub. vtg.)	14,143	2,336,848
Molson Coors Beverage Co. Class B	15,976	563,314
Monster Beverage Corp. (a)	31,068	2,378,877
PepsiCo, Inc.	116,393	15,514,023
The Coca-Cola Co.	324,996	15,619,308
		37,483,534
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	37,112	13,271,993
Kroger Co.	65,432	2,107,565
Sysco Corp.	42,806	2,367,600
Walgreens Boots Alliance, Inc.	60,563	2,061,565
Walmart, Inc.	116,719	16,194,761
		36,003,484
Food Products - 1.0%
Archer Daniels Midland Co.	46,767	2,162,506
Conagra Brands, Inc.	41,125	1,443,076
General Mills, Inc.	51,380	3,037,586
Hormel Foods Corp.	23,475	1,142,998
Kellogg Co.	21,362	1,343,456
Lamb Weston Holdings, Inc.	12,115	768,697
McCormick & Co., Inc. (non-vtg.)	10,376	1,872,972
Mondelez International, Inc.	120,080	6,378,650
The Hershey Co.	12,406	1,705,329
The J.M. Smucker Co.	9,512	1,067,246
The Kraft Heinz Co.	53,751	1,644,243
Tyson Foods, Inc. Class A	24,813	1,420,048
		23,986,807
Household Products - 1.8%
Church & Dwight Co., Inc.	20,810	1,839,396
Clorox Co.	10,624	2,201,824
Colgate-Palmolive Co.	72,052	5,684,182
Kimberly-Clark Corp.	28,680	3,802,681
Procter & Gamble Co.	209,215	28,683,377
		42,211,460
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	18,972	4,167,390
Tobacco - 0.6%
Altria Group, Inc.	156,273	5,638,330
Philip Morris International, Inc.	130,923	9,298,151
		14,936,481

TOTAL CONSUMER STAPLES		158,789,156

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	54,688	807,742
Halliburton Co.	73,184	882,599
Schlumberger Ltd.	117,452	1,754,733
		3,445,074
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.	19,990	165,917
Cheniere Energy, Inc. (a)	19,304	924,082
Chevron Corp.	161,962	11,256,359
Concho Resources, Inc.	16,556	687,240
ConocoPhillips Co.	89,907	2,573,138
Diamondback Energy, Inc.	9,580	248,697
EOG Resources, Inc.	49,124	1,682,006
Exxon Mobil Corp.	355,732	11,603,978
Hess Corp.	22,815	849,174
Kinder Morgan, Inc.	164,464	1,957,122
Marathon Petroleum Corp.	54,884	1,619,078
Occidental Petroleum Corp.	59,803	546,001
ONEOK, Inc.	37,031	1,073,899
Phillips 66 Co.	36,881	1,720,867
Pioneer Natural Resources Co.	13,804	1,098,246
The Williams Companies, Inc.	102,252	1,962,216
Valero Energy Corp.	34,438	1,329,651
		41,297,671

TOTAL ENERGY		44,742,745

FINANCIALS - 9.8%
Banks - 3.3%
Bank of America Corp.	641,048	15,192,838
Citigroup, Inc.	175,085	7,252,021
Citizens Financial Group, Inc.	35,722	973,425
Fifth Third Bancorp	59,803	1,388,626
First Republic Bank	14,491	1,827,895
Huntington Bancshares, Inc.	85,375	891,315
JPMorgan Chase & Co.	256,217	25,119,515
KeyCorp	82,096	1,065,606
M&T Bank Corp.	10,787	1,117,317
PNC Financial Services Group, Inc.	35,736	3,998,144
Regions Financial Corp.	81,136	1,079,109
SVB Financial Group (a)	4,327	1,257,859
Truist Financial Corp.	113,385	4,775,776
U.S. Bancorp	115,357	4,493,155
Wells Fargo & Co.	346,491	7,432,232
		77,864,833
Capital Markets - 2.6%
Ameriprise Financial, Inc.	10,127	1,628,725
Bank of New York Mellon Corp.	68,604	2,357,233
BlackRock, Inc. Class A	11,922	7,143,782
Cboe Global Markets, Inc.	9,123	741,609
Charles Schwab Corp.	124,568	5,120,990
CME Group, Inc.	30,154	4,544,811
FactSet Research Systems, Inc.	3,174	972,831
Goldman Sachs Group, Inc.	28,935	5,469,872
Intercontinental Exchange, Inc.	47,187	4,454,453
MarketAxess Holdings, Inc.	3,175	1,710,849
Moody's Corp.	13,570	3,567,553
Morgan Stanley	120,087	5,782,189
MSCI, Inc.	7,033	2,460,425
Northern Trust Corp.	17,537	1,372,621
Raymond James Financial, Inc.	10,199	779,612
S&P Global, Inc.	20,258	6,537,864
State Street Corp.	29,490	1,736,961
T. Rowe Price Group, Inc.	19,098	2,418,953
The Blackstone Group LP	56,427	2,845,049
The NASDAQ OMX Group, Inc.	9,686	1,171,909
		62,818,291
Consumer Finance - 0.5%
Ally Financial, Inc.	31,438	838,766
American Express Co.	54,837	5,003,328
Capital One Financial Corp.	38,442	2,809,341
Discover Financial Services	25,807	1,677,713
Synchrony Financial	45,361	1,134,932
		11,464,080
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	166,599	33,636,338
Equitable Holdings, Inc.	34,212	735,216
		34,371,554
Insurance - 1.9%
AFLAC, Inc.	55,663	1,889,759
Alleghany Corp.	1,206	659,598
Allstate Corp.	26,272	2,331,640
American International Group, Inc.	72,558	2,284,851
Aon PLC	19,477	3,583,963
Arch Capital Group Ltd. (a)	34,062	1,029,013
Arthur J. Gallagher & Co.	16,095	1,669,212
Brown & Brown, Inc.	19,619	853,623
Chubb Ltd.	37,958	4,931,124
Cincinnati Financial Corp.	12,488	883,401
Everest Re Group Ltd.	3,361	662,386
FNF Group	24,532	767,606
Globe Life, Inc.	8,255	669,398
Hartford Financial Services Group, Inc.	28,567	1,100,401
Lincoln National Corp.	12,370	434,187
Loews Corp.	20,091	696,756
Markel Corp. (a)	1,156	1,078,317
Marsh & McLennan Companies, Inc.	42,574	4,404,706
MetLife, Inc.	65,025	2,461,196
Principal Financial Group, Inc.	21,354	837,504
Progressive Corp.	49,208	4,522,215
Prudential Financial, Inc.	33,344	2,134,683
The Travelers Companies, Inc.	21,313	2,572,692
W.R. Berkley Corp.	11,857	712,843
Willis Towers Watson PLC	10,839	1,977,901
		45,148,975
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	46,622	651,309
Annaly Capital Management, Inc.	118,210	838,109
		1,489,418

TOTAL FINANCIALS		233,157,151

HEALTH CARE - 13.8%
Biotechnology - 2.2%
AbbVie, Inc.	148,347	12,624,330
Alexion Pharmaceuticals, Inc. (a)	18,441	2,123,297
Alnylam Pharmaceuticals, Inc. (a)	9,761	1,200,310
Amgen, Inc.	49,239	10,681,909
Biogen, Inc. (a)	13,316	3,356,564
BioMarin Pharmaceutical, Inc. (a)	15,263	1,136,025
Exact Sciences Corp. (a)	12,635	1,564,592
Gilead Sciences, Inc.	105,405	6,129,301
Incyte Corp. (a)	15,658	1,356,609
Regeneron Pharmaceuticals, Inc. (a)	8,791	4,778,436
Seagen, Inc. (a)	10,191	1,699,859
Vertex Pharmaceuticals, Inc. (a)	21,904	4,563,917
		51,215,149
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	148,833	15,643,837
Align Technology, Inc. (a)	6,028	2,568,410
Baxter International, Inc.	42,563	3,301,612
Becton, Dickinson & Co.	24,369	5,632,407
Boston Scientific Corp. (a)	120,315	4,123,195
Danaher Corp.	53,053	12,177,786
Dentsply Sirona, Inc.	18,256	861,501
DexCom, Inc. (a)	8,050	2,572,619
Edwards Lifesciences Corp. (a)	52,290	3,748,670
Hologic, Inc. (a)	21,789	1,499,519
IDEXX Laboratories, Inc. (a)	7,151	3,037,888
Insulet Corp. (a)	5,523	1,227,487
Intuitive Surgical, Inc. (a)	9,839	6,563,400
Medtronic PLC	112,993	11,363,706
ResMed, Inc.	12,185	2,338,789
STERIS PLC	7,159	1,268,503
Stryker Corp.	27,472	5,549,619
Teleflex, Inc.	3,917	1,246,507
The Cooper Companies, Inc.	4,132	1,318,315
Varian Medical Systems, Inc. (a)	7,653	1,322,438
West Pharmaceutical Services, Inc.	6,210	1,689,555
Zimmer Biomet Holdings, Inc.	17,419	2,301,050
		91,356,813
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	12,367	1,188,098
Anthem, Inc.	21,149	5,769,447
Cardinal Health, Inc.	24,637	1,128,128
Centene Corp. (a)	48,734	2,880,179
Cigna Corp.	30,878	5,155,700
CVS Health Corp.	110,040	6,172,144
HCA Holdings, Inc.	22,175	2,748,370
Henry Schein, Inc. (a)	11,938	759,018
Humana, Inc.	11,124	4,441,591
Laboratory Corp. of America Holdings (a)	8,196	1,637,315
McKesson Corp.	13,650	2,013,239
Quest Diagnostics, Inc.	11,301	1,380,304
UnitedHealth Group, Inc.	79,882	24,375,193
Universal Health Services, Inc. Class B	6,494	711,418
		60,360,144
Health Care Technology - 0.2%
Cerner Corp.	25,569	1,792,131
Veeva Systems, Inc. Class A (a)	11,355	3,066,418
		4,858,549
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	25,931	2,647,296
Illumina, Inc. (a)	12,279	3,594,063
IQVIA Holdings, Inc. (a)	16,100	2,479,239
Mettler-Toledo International, Inc. (a)	2,015	2,010,789
PerkinElmer, Inc.	9,387	1,216,086
Thermo Fisher Scientific, Inc.	33,249	15,730,767
Waters Corp. (a)	5,187	1,155,767
		28,834,007
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	189,505	11,076,567
Elanco Animal Health, Inc. (a)	27,399	849,643
Eli Lilly & Co.	66,742	8,707,161
Johnson & Johnson	221,315	30,344,500
Merck & Co., Inc.	212,623	15,991,376
Mylan NV (a)	43,159	627,532
Pfizer, Inc.	467,143	16,574,234
Zoetis, Inc. Class A	39,954	6,334,707
		90,505,720

TOTAL HEALTH CARE		327,130,382

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	19,467	2,556,601
Harris Corp.	18,195	2,931,396
HEICO Corp.	3,447	362,107
HEICO Corp. Class A	6,203	579,981
Howmet Aerospace, Inc.	32,493	560,504
Huntington Ingalls Industries, Inc.	3,440	507,331
Lockheed Martin Corp.	20,685	7,242,439
Northrop Grumman Corp.	13,045	3,780,702
Raytheon Technologies Corp.	128,513	6,980,826
Teledyne Technologies, Inc. (a)	3,076	950,945
Textron, Inc.	19,043	681,739
The Boeing Co.	44,626	6,443,548
TransDigm Group, Inc.	4,565	2,179,377
		35,757,496
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	14,123	1,248,050
FedEx Corp.	20,267	5,258,678
United Parcel Service, Inc. Class B	59,436	9,337,990
		15,844,718
Airlines - 0.2%
American Airlines Group, Inc. (b)	42,500	479,400
Delta Air Lines, Inc.	53,765	1,647,360
Southwest Airlines Co.	49,662	1,963,139
United Airlines Holdings, Inc. (a)	24,541	830,958
		4,920,857
Building Products - 0.4%
Allegion PLC	7,785	766,823
Carrier Global Corp.	68,478	2,286,480
Fortune Brands Home & Security, Inc.	11,617	939,467
Johnson Controls International PLC	62,609	2,642,726
Masco Corp.	22,055	1,182,148
Trane Technologies PLC	20,133	2,672,656
		10,490,300
Commercial Services & Supplies - 0.4%
Cintas Corp.	7,314	2,300,619
Copart, Inc. (a)	17,284	1,907,462
Republic Services, Inc.	17,624	1,553,908
Waste Management, Inc.	32,689	3,527,470
		9,289,459
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	10,929	1,038,255
Electrical Equipment - 0.5%
AMETEK, Inc.	19,337	1,898,893
Eaton Corp. PLC	33,648	3,492,326
Emerson Electric Co.	50,287	3,258,095
Rockwell Automation, Inc.	9,759	2,314,054
		10,963,368
Industrial Conglomerates - 1.1%
3M Co.	48,432	7,747,183
General Electric Co.	736,182	5,462,470
Honeywell International, Inc.	59,013	9,734,194
Roper Technologies, Inc.	8,806	3,270,020
		26,213,867
Machinery - 1.5%
Caterpillar, Inc.	45,528	7,150,172
Cummins, Inc.	12,423	2,731,693
Deere & Co.	26,341	5,950,695
Dover Corp.	12,130	1,342,912
Fortive Corp.	28,384	1,748,454
IDEX Corp.	6,299	1,073,287
Illinois Tool Works, Inc.	24,183	4,736,966
Otis Worldwide Corp.	34,228	2,097,492
PACCAR, Inc.	29,119	2,486,180
Parker Hannifin Corp.	10,821	2,254,664
Stanley Black & Decker, Inc.	13,437	2,233,229
Westinghouse Air Brake Co.	14,940	885,942
Xylem, Inc.	15,141	1,319,387
		36,011,073
Professional Services - 0.4%
CoStar Group, Inc. (a)	3,311	2,726,973
Equifax, Inc.	10,152	1,386,763
IHS Markit Ltd.	31,259	2,527,915
TransUnion Holding Co., Inc.	16,045	1,278,145
Verisk Analytics, Inc.	13,672	2,433,206
		10,353,002
Road & Rail - 1.0%
CSX Corp.	64,339	5,078,921
Kansas City Southern	7,937	1,398,023
Lyft, Inc. (a)	20,262	462,581
Norfolk Southern Corp.	21,451	4,485,833
Old Dominion Freight Lines, Inc.	8,096	1,541,236
Union Pacific Corp.	57,070	10,112,233
		23,078,827
Trading Companies & Distributors - 0.2%
Fastenal Co.	48,305	2,088,225
United Rentals, Inc. (a)	6,053	1,079,189
W.W. Grainger, Inc.	3,792	1,327,276
		4,494,690

TOTAL INDUSTRIALS		188,455,912

INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)(b)	4,588	958,433
Cisco Systems, Inc.	355,914	12,777,313
Motorola Solutions, Inc.	14,287	2,258,203
		15,993,949
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	25,000	2,821,000
CDW Corp.	12,020	1,473,652
Corning, Inc.	64,074	2,048,446
Keysight Technologies, Inc. (a)	15,757	1,652,437
TE Connectivity Ltd.	27,787	2,692,005
Trimble, Inc. (a)	20,859	1,003,944
Vontier Corp. (a)	11,120	319,589
Zebra Technologies Corp. Class A (a)	4,497	1,275,529
		13,286,602
IT Services - 5.7%
Accenture PLC Class A	53,483	11,600,998
Akamai Technologies, Inc. (a)	13,704	1,303,524
Amdocs Ltd.	11,219	632,527
Automatic Data Processing, Inc.	36,155	5,711,044
Black Knight, Inc. (a)	13,099	1,152,057
Booz Allen Hamilton Holding Corp. Class A	11,547	906,440
Broadridge Financial Solutions, Inc.	9,700	1,334,720
Cognizant Technology Solutions Corp. Class A	45,606	3,257,181
EPAM Systems, Inc. (a)	4,701	1,452,374
Fidelity National Information Services, Inc.	52,098	6,490,890
Fiserv, Inc. (a)	46,758	4,463,986
FleetCor Technologies, Inc. (a)	7,079	1,563,822
Gartner, Inc. (a)	7,497	900,390
Global Payments, Inc.	25,177	3,971,420
GoDaddy, Inc. (a)	13,915	984,347
IBM Corp.	74,881	8,361,212
Jack Henry & Associates, Inc.	6,417	951,320
Leidos Holdings, Inc.	11,206	930,098
MasterCard, Inc. Class A	74,261	21,434,695
Okta, Inc. (a)	9,769	2,049,829
Paychex, Inc.	26,847	2,208,166
PayPal Holdings, Inc. (a)	98,637	18,359,305
Square, Inc. (a)	31,220	4,835,354
The Western Union Co.	34,311	667,006
Twilio, Inc. Class A (a)	11,553	3,222,940
VeriSign, Inc. (a)	8,511	1,623,048
Visa, Inc. Class A	141,723	25,752,486
		136,121,179
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	98,704	7,431,424
Analog Devices, Inc.	31,072	3,682,964
Applied Materials, Inc.	76,801	4,548,923
Broadcom, Inc.	33,803	11,818,543
Intel Corp.	357,524	15,831,163
KLA-Tencor Corp.	13,077	2,578,523
Lam Research Corp.	12,246	4,189,112
Marvell Technology Group Ltd.	55,961	2,099,097
Maxim Integrated Products, Inc.	22,467	1,564,827
Microchip Technology, Inc.	21,234	2,231,269
Micron Technology, Inc. (a)	93,433	4,703,417
NVIDIA Corp.	51,868	26,004,540
Qorvo, Inc. (a)	9,620	1,225,203
Qualcomm, Inc.	94,847	11,700,326
Skyworks Solutions, Inc.	13,990	1,976,647
Teradyne, Inc.	13,982	1,228,319
Texas Instruments, Inc.	76,983	11,130,972
Xilinx, Inc.	20,558	2,440,029
		116,385,298
Software - 9.5%
Adobe, Inc. (a)	40,329	18,031,096
ANSYS, Inc. (a)	7,184	2,186,594
Autodesk, Inc. (a)	18,448	4,345,242
Cadence Design Systems, Inc. (a)	23,348	2,553,571
Citrix Systems, Inc.	10,402	1,178,235
Coupa Software, Inc. (a)	5,646	1,511,434
DocuSign, Inc. (a)	15,432	3,121,122
Fair Isaac Corp. (a)	2,419	946,918
Fortinet, Inc. (a)	11,307	1,247,954
Guidewire Software, Inc. (a)	6,992	672,001
Intuit, Inc.	22,019	6,928,939
Microsoft Corp.	636,164	128,804,125
Nortonlifelock, Inc.	49,266	1,013,402
Oracle Corp.	162,518	9,118,885
Palo Alto Networks, Inc. (a)	8,129	1,798,054
Paycom Software, Inc. (a)	4,122	1,500,779
RingCentral, Inc. (a)	6,537	1,688,769
Salesforce.com, Inc. (a)	76,503	17,769,352
ServiceNow, Inc. (a)	16,126	8,023,814
Splunk, Inc. (a)	13,368	2,647,399
SS&C Technologies Holdings, Inc.	18,885	1,118,370
Synopsys, Inc. (a)	12,779	2,732,917
The Trade Desk, Inc. (a)	3,511	1,988,806
Tyler Technologies, Inc. (a)	3,390	1,303,048
VMware, Inc. Class A (a)(b)	6,706	863,263
Workday, Inc. Class A (a)	14,638	3,075,737
		226,169,826
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,351,456	147,119,485
Hewlett Packard Enterprise Co.	107,461	928,463
HP, Inc.	115,587	2,075,943
NetApp, Inc.	18,753	823,069
Seagate Technology LLC	18,627	890,743
Western Digital Corp.	25,230	951,928
		152,789,631

TOTAL INFORMATION TECHNOLOGY		660,746,485

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	18,574	5,130,882
Celanese Corp. Class A	9,944	1,128,743
Corteva, Inc.	62,990	2,077,410
Dow, Inc.	62,387	2,837,985
DuPont de Nemours, Inc.	61,800	3,515,184
Eastman Chemical Co.	11,383	920,202
Ecolab, Inc.	20,878	3,832,992
FMC Corp.	10,937	1,123,667
International Flavors & Fragrances, Inc. (b)	8,920	915,727
Linde PLC	44,172	9,732,858
LyondellBasell Industries NV Class A	21,655	1,482,285
PPG Industries, Inc.	19,869	2,577,407
Sherwin-Williams Co.	6,890	4,740,182
		40,015,524
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,247	1,397,538
Vulcan Materials Co.	11,152	1,615,256
		3,012,794
Containers & Packaging - 0.4%
Amcor PLC	131,855	1,375,248
Avery Dennison Corp.	7,006	969,560
Ball Corp.	27,472	2,445,008
Crown Holdings, Inc. (a)	11,273	967,223
International Paper Co.	32,944	1,441,300
WestRock Co.	21,700	814,835
		8,013,174
Metals & Mining - 0.3%
Arconic Rolled Products Corp. (a)	7,759	168,681
Freeport-McMoRan, Inc.	121,618	2,108,856
Newmont Corp.	67,597	4,247,795
Nucor Corp.	25,194	1,203,265
		7,728,597

TOTAL MATERIALS		58,770,089

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	9,886	1,497,927
American Tower Corp.	37,292	8,564,108
AvalonBay Communities, Inc.	11,871	1,651,612
Boston Properties, Inc.	11,941	864,648
Camden Property Trust (SBI)	8,266	762,456
Crown Castle International Corp.	35,285	5,511,517
Digital Realty Trust, Inc.	22,623	3,264,499
Duke Realty Corp.	30,956	1,176,018
Equinix, Inc.	7,445	5,444,082
Equity Lifestyle Properties, Inc.	14,293	846,003
Equity Residential (SBI)	28,597	1,343,487
Essex Property Trust, Inc.	5,453	1,115,629
Extra Space Storage, Inc.	10,857	1,258,869
Healthpeak Properties, Inc.	44,983	1,213,192
Host Hotels & Resorts, Inc.	59,070	619,054
Invitation Homes, Inc.	46,799	1,275,741
Medical Properties Trust, Inc.	44,291	789,266
Mid-America Apartment Communities, Inc.	9,657	1,126,296
Prologis (REIT), Inc.	62,125	6,162,800
Public Storage	12,791	2,930,034
Realty Income Corp.	29,135	1,685,751
Regency Centers Corp.	10,557	375,724
SBA Communications Corp. Class A	9,415	2,733,834
Simon Property Group, Inc.	25,759	1,617,923
Sun Communities, Inc.	8,253	1,135,860
UDR, Inc.	23,514	734,577
Ventas, Inc.	31,450	1,241,332
VEREIT, Inc.	89,942	557,640
VICI Properties, Inc.	44,567	1,022,813
Vornado Realty Trust	13,291	408,432
Welltower, Inc.	35,138	1,889,370
Weyerhaeuser Co.	62,464	1,704,643
WP Carey, Inc.	14,713	921,181
		63,446,318
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	28,101	1,416,290

TOTAL REAL ESTATE		64,862,608

UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	20,857	1,152,975
American Electric Power Co., Inc.	41,724	3,752,239
Duke Energy Corp.	61,832	5,695,346
Edison International	31,844	1,784,538
Entergy Corp.	16,873	1,707,885
Evergy, Inc.	18,915	1,044,108
Eversource Energy	28,826	2,515,645
Exelon Corp.	82,025	3,271,977
FirstEnergy Corp.	45,588	1,354,875
NextEra Energy, Inc.	164,649	12,053,953
Pinnacle West Capital Corp.	9,499	774,833
PPL Corp.	64,747	1,780,543
Southern Co.	88,795	5,101,273
Xcel Energy, Inc.	44,192	3,094,766
		45,084,956
Gas Utilities - 0.0%
Atmos Energy Corp.	10,294	943,651
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	55,444	1,081,158
Vistra Corp.	41,095	713,820
		1,794,978
Multi-Utilities - 1.0%
Ameren Corp.	20,681	1,677,643
CenterPoint Energy, Inc.	45,434	960,020
CMS Energy Corp.	23,965	1,517,703
Consolidated Edison, Inc.	28,165	2,210,671
Dominion Energy, Inc.	70,634	5,674,736
DTE Energy Co.	16,261	2,006,933
NiSource, Inc.	31,830	731,135
Public Service Enterprise Group, Inc.	42,587	2,476,434
Sempra Energy	24,366	3,054,522
WEC Energy Group, Inc.	26,543	2,668,899
		22,978,696
Water Utilities - 0.1%
American Water Works Co., Inc.	15,240	2,293,772
Essential Utilities, Inc.	18,617	767,020
		3,060,792

TOTAL UTILITIES		73,863,073

TOTAL COMMON STOCKS
(Cost $2,115,385,738)		2,359,017,705

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.10% (c)	9,269,223	9,271,077
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	3,987,627	3,988,026
TOTAL MONEY MARKET FUNDS
(Cost $13,259,081)		13,259,103
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,128,644,819)		2,372,276,808
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,639,012
NET ASSETS - 100%		$2,375,915,820

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	89	Dec. 2020	$14,527,915	$5,697	$5,697

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,758
Fidelity Securities Lending Cash Central Fund	51,621
Total	$118,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$264,956,486	$264,956,486	$--	$--
Consumer Discretionary	283,543,618	283,543,618	--	--
Consumer Staples	158,789,156	158,789,156	--	--
Energy	44,742,745	44,742,745	--	--
Financials	233,157,151	233,157,151	--	--
Health Care	327,130,382	327,130,382	--	--
Industrials	188,455,912	188,455,912	--	--
Information Technology	660,746,485	660,746,485	--	--
Materials	58,770,089	58,770,089	--	--
Real Estate	64,862,608	64,862,608	--	--
Utilities	73,863,073	73,863,073	--	--
Money Market Funds	13,259,103	13,259,103	--	--
Total Investments in Securities:	$2,372,276,808	$2,372,276,808	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$5,697	$5,697	$--	$--
Total Assets	$5,697	$5,697	$--	$--
Total Derivative Instruments:	$5,697	$5,697	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,697	$0
Total Equity Risk	5,697	0
Total Value of Derivatives	$5,697	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020
Assets
Investment in securities, at value (including securities loaned of $3,966,421) — See accompanying schedule: Unaffiliated issuers (cost $2,115,385,738)	$2,359,017,705
Fidelity Central Funds (cost $13,259,081)	13,259,103
Total Investment in Securities (cost $2,128,644,819)		$2,372,276,808
Segregated cash with brokers for derivative instruments		792,000
Receivable for fund shares sold		6,545,780
Dividends receivable		2,229,736
Distributions receivable from Fidelity Central Funds		2,255
Total assets		2,381,846,579
Liabilities
Payable for fund shares redeemed	$1,815,596
Payable for daily variation margin on futures contracts	126,905
Collateral on securities loaned	3,988,258
Total liabilities		5,930,759
Net Assets		$2,375,915,820
Net Assets consist of:
Paid in capital		$2,115,510,349
Total accumulated earnings (loss)		260,405,471
Net Assets		$2,375,915,820
Net Asset Value, offering price and redemption price per share ($2,375,915,820 ÷ 202,500,882 shares)		$11.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2020
Investment Income
Dividends		$33,666,874
Interest		1,784
Income from Fidelity Central Funds (including $51,621 from security lending)		118,379
Total income		33,787,037
Expenses
Independent trustees' fees and expenses	$9,691
Total expenses before reductions	9,691
Expense reductions	(942)
Total expenses after reductions		8,749
Net investment income (loss)		33,778,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,081,678)
Fidelity Central Funds	748
Futures contracts	2,095,621
Total net realized gain (loss)		(6,985,309)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	164,242,644
Fidelity Central Funds	1
Futures contracts	(45,246)
Total change in net unrealized appreciation (depreciation)		164,197,399
Net gain (loss)		157,212,090
Net increase (decrease) in net assets resulting from operations		$190,990,378

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,778,288	$11,924,448
Net realized gain (loss)	(6,985,309)	307,181
Change in net unrealized appreciation (depreciation)	164,197,399	84,481,635
Net increase (decrease) in net assets resulting from operations	190,990,378	96,713,264
Distributions to shareholders	(16,389,623)	(1,065,835)
Share transactions
Proceeds from sales of shares	1,786,549,644	1,116,627,032
Reinvestment of distributions	15,768,297	1,028,110
Cost of shares redeemed	(763,781,840)	(155,698,111)
Net increase (decrease) in net assets resulting from share transactions	1,038,536,101	961,957,031
Total increase (decrease) in net assets	1,213,136,856	1,057,604,460
Net Assets
Beginning of period	1,162,778,964	105,174,504
End of period	$2,375,915,820	$1,162,778,964
Other Information
Shares
Sold	164,020,717	113,488,590
Issued in reinvestment of distributions	1,432,179	116,259
Redeemed	(72,170,162)	(15,634,451)
Net increase (decrease)	93,282,734	97,970,398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

Years ended October 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$9.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.19	.02
Net realized and unrealized gain (loss)	1.01	1.16	(.67)
Total from investment operations	1.21	1.35	(.65)
Distributions from net investment income	(.13)	(.04)	–
Distributions from net realized gain	–	(.01)	–
Total distributions	(.13)	(.05)	–
Net asset value, end of period	$11.73	$10.65	$9.35
Total ReturnC,D	11.45%	14.50%	(6.50)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	- %H
Net investment income (loss)	1.80%	1.91%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,375,916	$1,162,779	$105,175
Portfolio turnover rateI	5%	3%	1%J

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2020	Past 1 year	Life of fundA
Fidelity ZERO℠ Total Market Index Fund	9.92%	8.18%

 A From August 2, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO℠ Total Market Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Total Investable Market Index℠ performed over the same period.

Period Ending Values
$11,935	Fidelity ZERO℠ Total Market Index Fund
$11,926	Fidelity U.S. Total Investable Market Index℠

Fidelity ZERO℠ Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 9.71% for the 12 months ending October 31, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks had entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning March 24. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. The historic rally lasted until September 2, when the S&P 500 achieved an all-time high, before retreating through October 31. The loss of momentum reflected Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery is stalling, a second wave of COVID-19 cases, and stretched valuations and crowded positioning in big tech. Growth stocks dominated value shares for the year. By sector, information technology (+34%) led. In contrast, energy (-46%) fell hard along with the price of crude oil.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2020, the fund gained 9.92%, roughly in line with the 9.91% advance of the benchmark Fidelity U.S. Total Investable Market Index. By sector, information technology gained 34% and contributed most. Consumer discretionary stocks also helped, gaining approximately 30%. The health care sector rose roughly 14%. Other notable contributors included the communication services (+16%), consumer staples (+5%), and materials (+8%) sectors. In contrast, financials returned -15% and detracted most. Energy (-46%) and real estate (-16%) also hurt. Other notable detractors included the industrials (-1%) and utilities (-2%) sectors. Turning to individual stocks, the top contributor was Apple (+77%), from the technology hardware & equipment segment, followed by Amazon.com (+71%), within the retailing group. In software & services, Microsoft advanced 43% and Alphabet (+29%) from the media & entertainment industry also helped. Nvidia, within the semiconductors & semiconductor equipment category, rose 150% and boosted the fund. In contrast, the biggest individual detractor was Exxon Mobil (-48%), from the energy sector. In banks, Wells Fargo (-57%) and JPMorgan Chase (-19%) hurt. Boeing, within the capital goods industry, returned -57% and hindered the fund. Another detractor was Chevron (-37%), a stock in the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO℠ Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2020

% of fund's net assets
Apple, Inc.	5.4
Microsoft Corp.	4.7
Amazon.com, Inc.	4.0
Facebook, Inc. Class A	2.0
Alphabet, Inc. Class A	1.5
17.6

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	26.6
Health Care	14.2
Consumer Discretionary	12.2
Communication Services	10.2
Financials	10.2

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.3%

Fidelity ZERO℠ Total Market Index Fund

Schedule of Investments October 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	1,322,644	$35,737,841
ATN International, Inc.	1,853	82,829
Bandwidth, Inc. (a)(b)	3,779	605,982
CenturyLink, Inc.	184,397	1,589,502
Cincinnati Bell, Inc. (a)	9,197	138,415
Cogent Communications Group, Inc.	7,638	426,200
Consolidated Communications Holdings, Inc. (a)	12,717	59,388
GCI Liberty, Inc. (a)	18,876	1,533,297
Iridium Communications, Inc. (a)(b)	21,449	566,468
Liberty Global PLC:
Class A (a)	25,643	486,704
Class C (a)	69,625	1,299,203
Liberty Latin America Ltd.:
Class A (a)	21,020	205,996
Class C (a)	24,058	233,844
ORBCOMM, Inc. (a)	16,890	72,627
PDVWireless, Inc. (a)(b)	2,292	73,161
Verizon Communications, Inc.	767,539	43,742,048
Vonage Holdings Corp. (a)(b)	43,491	460,135
		87,313,640
Entertainment - 1.8%
Activision Blizzard, Inc.	143,432	10,862,105
AMC Entertainment Holdings, Inc. Class A (b)	10,032	23,676
Cinemark Holdings, Inc. (b)	19,064	156,134
Electronic Arts, Inc. (a)	53,692	6,433,912
Glu Mobile, Inc. (a)	28,457	203,752
Lions Gate Entertainment Corp.:
Class A (a)(b)	22,374	149,906
Class B (a)	10,301	64,587
Live Nation Entertainment, Inc. (a)	26,482	1,292,322
Madison Square Garden Entertainment Corp. (a)	3,132	203,580
Marcus Corp. (b)	4,001	29,327
Netflix, Inc. (a)	81,935	38,979,757
Roku, Inc. Class A (a)	19,619	3,970,886
Sciplay Corp. (A Shares) (a)	4,337	57,899
Take-Two Interactive Software, Inc. (a)	21,275	3,295,923
The Madison Square Garden Co. (a)	3,132	443,616
The Walt Disney Co.	335,676	40,700,715
World Wrestling Entertainment, Inc. Class A	8,609	313,023
Zynga, Inc. (a)	185,583	1,668,391
		108,849,511
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	55,771	90,132,071
Class C (a)	54,585	88,482,831
ANGI Homeservices, Inc. Class A (a)	13,640	144,584
CarGurus, Inc. Class A (a)	15,811	315,113
Cars.com, Inc. (a)	11,013	81,386
Eventbrite, Inc. (a)(b)	12,655	116,806
EverQuote, Inc. Class A (a)	1,832	61,354
Facebook, Inc. Class A (a)	446,637	117,514,661
InterActiveCorp (a)	14,705	1,775,188
Liberty TripAdvisor Holdings, Inc. (a)	14,951	26,613
Match Group, Inc. (a)	48,366	5,648,181
Pinterest, Inc. Class A (a)	86,036	5,071,822
QuinStreet, Inc. (a)	8,312	133,034
Snap, Inc. Class A (a)	166,520	6,559,223
TripAdvisor, Inc.	18,365	350,955
TrueCar, Inc. (a)	21,207	92,463
Twitter, Inc. (a)	147,162	6,086,620
Yelp, Inc. (a)	12,141	238,813
Zillow Group, Inc.:
Class A (a)	8,663	773,866
Class C (a)(b)	24,531	2,173,937
		325,779,521
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	61,456	1,656,239
AMC Networks, Inc. Class A (a)(b)	7,470	158,738
Cable One, Inc.	1,003	1,737,056
Cardlytics, Inc. (a)(b)	4,986	368,067
Charter Communications, Inc. Class A (a)	27,776	16,771,704
Clear Channel Outdoor Holdings, Inc. (a)	86,878	77,669
Comcast Corp. Class A	846,733	35,766,002
comScore, Inc. (a)	5,662	11,296
Cumulus Media, Inc. (a)	2,743	13,880
Discovery Communications, Inc.:
Class A (a)(b)	30,500	617,320
Class C (non-vtg.) (a)	56,979	1,043,855
DISH Network Corp. Class A (a)	45,945	1,171,138
E.W. Scripps Co. Class A	10,152	92,180
Entercom Communications Corp. Class A	20,794	31,191
Fox Corp.:
Class A	61,711	1,636,576
Class B	31,984	836,062
Gannett Co., Inc. (b)	18,344	21,096
Gray Television, Inc. (a)	17,823	225,996
Interpublic Group of Companies, Inc.	72,856	1,317,965
John Wiley & Sons, Inc. Class A	8,646	267,680
Liberty Broadband Corp.:
Class A (a)	5,912	830,932
Class C (a)	27,023	3,829,429
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	1,285	26,600
Liberty Braves Class C (a)	6,367	130,332
Liberty Formula One Group Series C (a)	37,106	1,340,640
Liberty Media Class A (a)	5,445	181,319
Liberty SiriusXM Series A (a)	15,281	528,264
Liberty SiriusXM Series C (a)	31,903	1,103,844
Loral Space & Communications Ltd.	1,682	29,284
Meredith Corp. (b)	6,688	73,568
MSG Network, Inc. Class A (a)(b)	8,231	73,585
National CineMedia, Inc.	11,458	22,744
News Corp.:
Class A	66,822	877,373
Class B	28,896	376,226
Nexstar Broadcasting Group, Inc. Class A	8,315	685,156
Omnicom Group, Inc.	40,102	1,892,814
Scholastic Corp.	5,474	108,166
Sinclair Broadcast Group, Inc. Class A	8,994	167,109
Sirius XM Holdings, Inc.	225,436	1,291,748
TechTarget, Inc. (a)	4,730	207,174
Tegna, Inc.	41,640	500,929
The New York Times Co. Class A (b)	26,584	1,054,321
ViacomCBS, Inc. Class B	104,144	2,975,394
WideOpenWest, Inc. (a)(b)	10,652	53,153
		82,181,814
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	7,165	66,921
Gogo, Inc. (a)(b)	9,770	78,551
NII Holdings, Inc. (a)(c)	11,652	25,285
Shenandoah Telecommunications Co.	9,138	398,600
T-Mobile U.S., Inc.	108,076	11,841,887
Telephone & Data Systems, Inc.	18,171	308,907
U.S. Cellular Corp. (a)	2,318	67,500
		12,787,651

TOTAL COMMUNICATION SERVICES		616,912,137

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Adient PLC (a)	17,440	370,077
American Axle & Manufacturing Holdings, Inc. (a)	20,501	137,767
Aptiv PLC	50,295	4,852,965
Autoliv, Inc. (b)	14,696	1,113,957
BorgWarner, Inc.	45,729	1,599,600
Cooper Tire & Rubber Co.	9,358	321,822
Cooper-Standard Holding, Inc. (a)	3,251	51,008
Dana, Inc.	27,435	383,816
Dorman Products, Inc. (a)	5,560	496,341
Fox Factory Holding Corp. (a)(b)	7,748	651,452
Gentex Corp.	46,451	1,285,299
Gentherm, Inc. (a)	5,510	255,058
LCI Industries	4,664	511,454
Lear Corp.	10,341	1,249,296
Modine Manufacturing Co. (a)	9,448	60,467
Motorcar Parts of America, Inc. (a)(b)	3,862	56,887
Standard Motor Products, Inc.	3,414	156,361
Stoneridge, Inc. (a)(b)	4,983	113,762
Tenneco, Inc. (a)(b)	8,900	76,718
The Goodyear Tire & Rubber Co.	41,417	342,933
Veoneer, Inc. (a)(b)	18,422	283,146
Visteon Corp. (a)(b)	5,054	453,091
Workhorse Group, Inc. (a)(b)	16,741	257,477
		15,080,754
Automobiles - 1.1%
Ford Motor Co.	724,016	5,596,644
General Motors Co.	234,332	8,091,484
Harley-Davidson, Inc.	28,079	923,238
Tesla, Inc. (a)	138,481	53,736,167
Thor Industries, Inc.	10,398	879,463
Winnebago Industries, Inc. (b)	6,164	289,400
		69,516,396
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,094	221,371
Funko, Inc. (a)(b)	4,517	28,638
Genuine Parts Co.	26,876	2,430,397
LKQ Corp. (a)	53,278	1,704,363
Pool Corp.	7,444	2,604,135
		6,988,904
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	9,449	221,485
American Public Education, Inc. (a)	2,296	64,908
Bright Horizons Family Solutions, Inc. (a)	11,205	1,770,950
Career Education Corp. (a)	11,846	133,741
Carriage Services, Inc.	3,316	85,586
Chegg, Inc. (a)	23,230	1,706,011
Collectors Universe, Inc.	1,806	99,204
Frontdoor, Inc. (a)	16,311	646,242
Graham Holdings Co.	749	284,875
Grand Canyon Education, Inc. (a)	8,873	695,377
H&R Block, Inc.	35,456	611,971
Houghton Mifflin Harcourt Co. (a)	24,578	64,149
K12, Inc. (a)	7,838	187,093
Laureate Education, Inc. Class A (a)	20,975	272,675
OneSpaWorld Holdings Ltd. (b)	10,036	62,324
Regis Corp. (a)(b)	4,615	25,567
Select Interior Concepts, Inc. (a)	3,725	25,777
Service Corp. International	33,004	1,528,415
ServiceMaster Global Holdings, Inc. (a)	24,503	1,153,846
Strategic Education, Inc.	4,405	365,879
Weight Watchers International, Inc. (a)	9,084	192,217
		10,198,292
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	47,264	1,311,103
Biglari Holdings, Inc. (a)(b)	244	20,440
BJ's Restaurants, Inc. (b)	4,728	133,377
Bloomin' Brands, Inc. (b)	15,049	210,385
Boyd Gaming Corp.	14,606	463,302
Brinker International, Inc.	8,566	372,964
Caesars Entertainment, Inc. (a)	36,842	1,651,258
Carnival Corp. (b)	96,213	1,319,080
Carrols Restaurant Group, Inc. (a)(b)	7,427	43,448
Chipotle Mexican Grill, Inc. (a)	5,204	6,252,502
Choice Hotels International, Inc.	5,220	455,967
Churchill Downs, Inc.	6,636	989,759
Chuy's Holdings, Inc. (a)	3,211	67,399
Cracker Barrel Old Country Store, Inc.	4,467	508,434
Darden Restaurants, Inc.	24,241	2,228,233
Dave & Buster's Entertainment, Inc. (b)	8,921	153,084
Del Taco Restaurants, Inc. (a)	4,180	30,995
Denny's Corp. (a)	12,716	113,935
Dine Brands Global, Inc. (b)	2,893	148,845
Domino's Pizza, Inc.	7,299	2,761,358
Drive Shack, Inc. (a)(b)	6,979	10,259
Dunkin' Brands Group, Inc.	15,191	1,514,695
El Pollo Loco Holdings, Inc. (a)(b)	2,759	38,957
Everi Holdings, Inc. (a)	14,566	125,413
Extended Stay America, Inc. unit	28,961	328,707
Fiesta Restaurant Group, Inc. (a)	3,604	31,139
Golden Entertainment, Inc. (a)	3,534	45,447
Hilton Grand Vacations, Inc. (a)	15,842	326,345
Hilton Worldwide Holdings, Inc.	51,872	4,554,880
Hyatt Hotels Corp. Class A	6,179	340,710
Jack in the Box, Inc.	4,215	337,453
Las Vegas Sands Corp.	61,391	2,950,451
Lindblad Expeditions Holdings (a)	4,382	36,458
Marriott International, Inc. Class A	49,683	4,614,557
Marriott Vacations Worldwide Corp.	7,479	722,471
McDonald's Corp.	138,122	29,419,986
MGM Mirage, Inc.	76,169	1,566,796
Monarch Casino & Resort, Inc. (a)	2,101	91,162
Noodles & Co. (a)	4,940	31,912
Norwegian Cruise Line Holdings Ltd. (a)(b)	51,260	852,454
Papa John's International, Inc.	5,924	453,778
Penn National Gaming, Inc. (a)	26,847	1,449,201
Planet Fitness, Inc. (a)	14,919	884,249
Playa Hotels & Resorts NV (a)(b)	9,923	38,402
PlayAGS, Inc. (a)	7,322	19,769
Red Robin Gourmet Burgers, Inc. (a)	3,339	40,202
Red Rock Resorts, Inc. (b)	12,363	236,381
Royal Caribbean Cruises Ltd. (b)	33,092	1,867,051
Ruth's Hospitality Group, Inc.	5,137	57,432
Scientific Games Corp. Class A (a)(b)	10,091	321,701
SeaWorld Entertainment, Inc. (a)	9,366	206,239
Shake Shack, Inc. Class A (a)(b)	6,906	466,293
Six Flags Entertainment Corp.	13,907	300,669
Starbucks Corp.	217,277	18,894,408
Texas Roadhouse, Inc. Class A	12,415	869,422
The Cheesecake Factory, Inc. (b)	8,179	243,080
Twin River Worldwide Holdings, Inc.	3,868	93,876
Vail Resorts, Inc.	7,439	1,726,146
Wendy's Co.	32,875	718,319
Wingstop, Inc.	5,427	631,323
Wyndham Destinations, Inc.	16,022	522,798
Wyndham Hotels & Resorts, Inc.	17,146	797,460
Wynn Resorts Ltd.	18,076	1,309,245
Yum! Brands, Inc.	55,791	5,206,974
		104,530,538
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	5,100	62,118
Cavco Industries, Inc. (a)	1,578	271,637
Century Communities, Inc. (a)	5,735	222,747
D.R. Horton, Inc.	61,727	4,123,981
Ethan Allen Interiors, Inc.	3,712	59,578
Garmin Ltd.	27,641	2,875,217
GoPro, Inc. Class A (a)	25,453	151,191
Helen of Troy Ltd. (a)(b)	4,962	940,795
Hooker Furniture Corp.	2,525	69,438
Installed Building Products, Inc. (a)(b)	4,149	375,650
iRobot Corp. (a)(b)	5,298	421,615
KB Home	16,204	522,579
La-Z-Boy, Inc.	8,391	287,224
Leggett & Platt, Inc.	24,159	1,008,155
Lennar Corp.:
Class A	48,908	3,434,809
Class B	5,718	325,297
LGI Homes, Inc. (a)(b)	4,021	429,764
Lovesac (a)(b)	1,791	46,100
M.D.C. Holdings, Inc.	9,522	414,397
M/I Homes, Inc. (a)	5,378	220,068
Meritage Homes Corp. (a)	6,828	594,651
Mohawk Industries, Inc. (a)	10,975	1,132,510
Newell Brands, Inc.	69,239	1,222,761
NVR, Inc. (a)	644	2,545,790
PulteGroup, Inc.	50,251	2,048,231
Skyline Champion Corp. (a)	9,988	256,192
Sonos, Inc. (a)	15,960	233,016
Taylor Morrison Home Corp. (a)	23,843	515,009
Tempur Sealy International, Inc. (a)	9,111	810,879
Toll Brothers, Inc.	21,681	916,673
TopBuild Corp. (a)(b)	6,182	947,144
TRI Pointe Homes, Inc. (a)	24,470	402,042
Tupperware Brands Corp.	8,978	284,782
Turtle Beach Corp. (a)	3,056	55,069
Universal Electronics, Inc. (a)	2,368	87,758
Whirlpool Corp.	11,517	2,130,184
Zagg, Inc. (a)(b)	5,004	14,261
		30,459,312
Internet & Direct Marketing Retail - 4.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,023	99,606
Amazon.com, Inc. (a)	79,085	240,113,923
Chewy, Inc. (a)(b)	13,155	810,348
Duluth Holdings, Inc. (a)	2,607	39,991
eBay, Inc.	123,238	5,869,826
Etsy, Inc. (a)	22,132	2,691,030
Expedia, Inc.	25,336	2,385,384
Groupon, Inc. (a)	4,161	80,682
GrubHub, Inc. (a)	17,018	1,258,651
Lands' End, Inc. (a)(b)	2,645	42,452
Overstock.com, Inc. (a)(b)	7,904	443,414
PetMed Express, Inc. (b)	3,843	113,676
Quotient Technology, Inc. (a)	13,769	122,544
Qurate Retail, Inc. Series A (a)(b)	72,868	493,316
Revolve Group, Inc. (a)(b)	2,394	43,284
Shutterstock, Inc.	4,103	268,541
Stamps.com, Inc. (a)	3,308	738,478
Stitch Fix, Inc. (a)(b)	10,476	360,689
The Booking Holdings, Inc. (a)	7,613	12,352,093
The RealReal, Inc. (a)(b)	10,847	136,564
The Rubicon Project, Inc. (a)(b)	21,167	191,138
Wayfair LLC Class A (a)(b)	12,686	3,146,509
		271,802,139
Leisure Products - 0.1%
Acushnet Holdings Corp.	6,118	208,807
American Outdoor Brands, Inc. (a)	2,370	35,858
Brunswick Corp.	14,717	937,620
Callaway Golf Co. (b)	18,118	280,648
Clarus Corp.	4,895	75,921
Hasbro, Inc.	23,944	1,980,648
Johnson Outdoors, Inc. Class A	1,654	144,444
Malibu Boats, Inc. Class A (a)	3,718	188,986
Mattel, Inc. (a)	64,292	885,301
MCBC Holdings, Inc. (a)	3,839	79,160
Polaris, Inc.	10,774	978,926
Smith & Wesson Brands, Inc.	10,719	177,828
Sturm, Ruger & Co., Inc.	3,185	212,949
Vista Outdoor, Inc. (a)	10,936	216,205
YETI Holdings, Inc. (a)	13,490	667,485
		7,070,786
Multiline Retail - 0.5%
Big Lots, Inc. (b)	7,108	338,341
Dillard's, Inc. Class A (b)	1,682	75,236
Dollar General Corp.	46,232	9,649,081
Dollar Tree, Inc. (a)	44,189	3,991,150
Kohl's Corp.	28,846	614,131
Macy's, Inc. (b)	57,087	354,510
Nordstrom, Inc. (b)	19,436	235,176
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	10,575	920,977
Target Corp.	92,975	14,152,655
		30,331,257
Specialty Retail - 2.4%
Aaron's Holdings Co., Inc.	12,318	643,739
Abercrombie & Fitch Co. Class A	10,833	154,045
Advance Auto Parts, Inc.	12,993	1,913,609
America's Car Mart, Inc. (a)	1,048	90,673
American Eagle Outfitters, Inc. (b)	27,445	376,271
Asbury Automotive Group, Inc. (a)	3,552	365,785
At Home Group, Inc. (a)	9,955	162,167
AutoNation, Inc. (a)	10,823	613,989
AutoZone, Inc. (a)	4,347	4,907,676
Barnes & Noble Education, Inc. (a)(b)	4,975	11,443
Bed Bath & Beyond, Inc. (b)	23,722	469,696
Best Buy Co., Inc.	42,682	4,761,177
Boot Barn Holdings, Inc. (a)(b)	5,686	182,066
Burlington Stores, Inc. (a)	12,229	2,367,290
Caleres, Inc.	7,005	53,798
Camping World Holdings, Inc.	5,784	152,929
CarMax, Inc. (a)	30,276	2,617,057
Carvana Co. Class A (a)(b)	10,302	1,909,476
Chico's FAS, Inc. (b)	22,906	24,509
Citi Trends, Inc.	1,910	49,870
Conn's, Inc. (a)	3,203	30,012
Dick's Sporting Goods, Inc.	12,011	680,423
DSW, Inc. Class A	9,554	41,369
Express, Inc. (a)	11,382	6,954
Five Below, Inc. (a)	10,373	1,383,136
Floor & Decor Holdings, Inc. Class A (a)	19,318	1,410,214
Foot Locker, Inc.	19,308	712,079
GameStop Corp. Class A (a)(b)	10,098	105,726
Gap, Inc.	38,205	743,087
Genesco, Inc. (a)	3,464	61,382
Group 1 Automotive, Inc.	3,351	355,474
Guess?, Inc. (b)	7,259	85,511
Haverty Furniture Companies, Inc.	2,853	71,382
Hibbett Sports, Inc. (a)(b)	3,101	117,249
L Brands, Inc.	43,143	1,381,007
Lithia Motors, Inc. Class A (sub. vtg.)	4,762	1,093,212
Lowe's Companies, Inc.	140,445	22,204,355
Lumber Liquidators Holdings, Inc. (a)	5,745	127,079
MarineMax, Inc. (a)	4,066	121,899
Michaels Companies, Inc. (a)(b)	13,747	111,488
Monro, Inc.	6,299	264,936
Murphy U.S.A., Inc.	5,038	616,097
National Vision Holdings, Inc. (a)	15,188	612,532
O'Reilly Automotive, Inc. (a)	13,785	6,018,531
Party City Holdco, Inc. (a)(b)	18,187	36,192
Penske Automotive Group, Inc.	6,046	309,313
Rent-A-Center, Inc.	9,375	289,688
RH (a)	2,854	956,746
Ross Stores, Inc.	65,970	5,618,665
Sally Beauty Holdings, Inc. (a)(b)	21,098	176,590
Shoe Carnival, Inc. (b)	1,689	52,325
Signet Jewelers Ltd. (b)	9,671	215,470
Sleep Number Corp. (a)	5,212	330,232
Sonic Automotive, Inc. Class A (sub. vtg.)	4,455	160,647
Sportsman's Warehouse Holdings, Inc. (a)	7,246	94,343
The Buckle, Inc. (b)	5,000	119,800
The Cato Corp. Class A (sub. vtg.)	3,559	21,781
The Children's Place Retail Stores, Inc. (b)	2,517	63,605
The Home Depot, Inc.	199,875	53,308,661
The ODP Corp. (b)	10,081	196,580
Tiffany & Co., Inc.	20,064	2,625,174
Tilly's, Inc.	3,899	23,940
TJX Companies, Inc.	223,025	11,329,670
Tractor Supply Co.	21,732	2,894,920
Ulta Beauty, Inc. (a)	10,405	2,151,442
Urban Outfitters, Inc. (a)	12,311	275,028
Williams-Sonoma, Inc.	14,657	1,336,865
Winmark Corp.	617	104,526
Zumiez, Inc. (a)	4,351	121,828
		142,996,430
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	27,469	582,892
Carter's, Inc.	8,192	667,238
Columbia Sportswear Co.	5,515	411,364
Crocs, Inc. (a)(b)	12,393	648,526
Deckers Outdoor Corp. (a)	5,199	1,317,271
Fossil Group, Inc. (a)(b)	7,804	44,561
G-III Apparel Group Ltd. (a)(b)	7,777	104,834
Hanesbrands, Inc.	64,089	1,029,910
Kontoor Brands, Inc.	8,463	278,433
Levi Strauss & Co. Class A (b)	12,073	190,512
lululemon athletica, Inc. (a)	22,033	7,034,917
Movado Group, Inc.	2,254	24,591
NIKE, Inc. Class B	231,194	27,761,776
Oxford Industries, Inc. (b)	2,913	119,928
PVH Corp.	12,988	757,071
Ralph Lauren Corp.	9,060	605,661
Rocky Brands, Inc.	1,766	47,505
Samsonite International SA (a)(d)	249,900	251,431
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,973	791,894
Steven Madden Ltd. (b)	15,247	366,080
Tapestry, Inc.	50,696	1,126,972
Under Armour, Inc.:
Class A (sub. vtg.) (a)	37,987	525,740
Class C (non-vtg.) (a)	31,972	391,018
Unifi, Inc. (a)	2,929	43,906
Vera Bradley, Inc. (a)	2,235	14,170
VF Corp.	59,262	3,982,406
Wolverine World Wide, Inc.	14,812	395,036
		49,515,643

TOTAL CONSUMER DISCRETIONARY		738,490,451

CONSUMER STAPLES - 6.3%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	1,682	1,747,901
Brown-Forman Corp. Class B (non-vtg.)	33,866	2,360,799
Coca-Cola Bottling Co. Consolidated	845	193,463
Constellation Brands, Inc. Class A (sub. vtg.)	31,318	5,174,673
Keurig Dr. Pepper, Inc. (b)	86,031	2,314,234
MGP Ingredients, Inc.	2,758	115,891
Molson Coors Beverage Co. Class B	36,027	1,270,312
Monster Beverage Corp. (a)	68,515	5,246,194
National Beverage Corp. (a)(b)	2,078	162,687
Newage, Inc. (a)(b)	14,901	34,868
PepsiCo, Inc.	257,149	34,275,390
The Coca-Cola Co.	717,899	34,502,226
		87,398,638
Food & Staples Retailing - 1.4%
Andersons, Inc.	6,149	133,372
BJ's Wholesale Club Holdings, Inc. (a)	25,558	978,616
Casey's General Stores, Inc.	6,897	1,162,627
Chefs' Warehouse Holdings (a)	5,799	78,402
Costco Wholesale Corp.	81,930	29,299,807
Grocery Outlet Holding Corp. (a)	15,732	692,523
Ingles Markets, Inc. Class A	2,688	96,392
Kroger Co.	144,103	4,641,558
Performance Food Group Co. (a)	24,819	834,167
PriceSmart, Inc.	4,130	284,970
Rite Aid Corp. (a)(b)	9,714	88,786
SpartanNash Co.	7,017	129,183
Sprouts Farmers Market LLC (a)	21,103	402,012
Sysco Corp.	94,289	5,215,125
U.S. Foods Holding Corp. (a)	41,275	862,648
United Natural Foods, Inc. (a)(b)	9,507	138,517
Walgreens Boots Alliance, Inc.	134,145	4,566,296
Walmart, Inc.	257,811	35,771,276
Weis Markets, Inc.	3,116	141,498
		85,517,775
Food Products - 1.1%
Archer Daniels Midland Co.	103,338	4,778,349
B&G Foods, Inc. Class A (b)	11,584	307,671
Beyond Meat, Inc. (a)(b)	9,207	1,311,353
Bunge Ltd.	25,963	1,472,881
Cal-Maine Foods, Inc. (a)	6,512	249,735
Calavo Growers, Inc.	2,944	197,631
Campbell Soup Co.	37,394	1,745,178
Conagra Brands, Inc.	90,563	3,177,856
Darling Ingredients, Inc. (a)	29,911	1,286,173
Farmer Brothers Co. (a)	2,389	8,290
Flowers Foods, Inc.	35,985	848,526
Fresh Del Monte Produce, Inc.	5,611	120,805
Freshpet, Inc. (a)	7,571	866,880
General Mills, Inc.	113,507	6,710,534
Hormel Foods Corp.	52,138	2,538,599
Hostess Brands, Inc. Class A (a)	23,933	302,513
Ingredion, Inc.	12,523	887,755
J&J Snack Foods Corp.	2,905	393,831
John B. Sanfilippo & Son, Inc.	1,486	108,121
Kellogg Co.	46,964	2,953,566
Lamb Weston Holdings, Inc.	26,956	1,710,358
Lancaster Colony Corp.	3,678	611,063
Landec Corp. (a)	5,197	49,943
McCormick & Co., Inc. (non-vtg.)	22,977	4,147,578
Mondelez International, Inc.	265,017	14,077,703
Pilgrim's Pride Corp. (a)	8,803	147,362
Post Holdings, Inc. (a)	11,675	1,002,883
Sanderson Farms, Inc. (b)	3,596	460,180
Seaboard Corp.	47	161,915
The Hain Celestial Group, Inc. (a)	15,372	472,689
The Hershey Co.	27,419	3,769,016
The J.M. Smucker Co.	21,078	2,364,952
The Kraft Heinz Co.	120,795	3,695,119
The Simply Good Foods Co. (a)(b)	15,259	286,869
Tootsie Roll Industries, Inc. (b)	2,684	80,198
TreeHouse Foods, Inc. (a)	11,141	432,716
Tyson Foods, Inc. Class A	54,963	3,145,532
		66,882,323
Household Products - 1.6%
Central Garden & Pet Co. (a)	2,882	112,283
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,037	213,649
Church & Dwight Co., Inc.	46,061	4,071,332
Clorox Co.	23,421	4,854,002
Colgate-Palmolive Co.	158,903	12,535,858
Energizer Holdings, Inc.	11,227	441,782
Kimberly-Clark Corp.	63,353	8,399,974
Procter & Gamble Co.	461,809	63,314,014
Reynolds Consumer Products, Inc.	10,018	282,908
Spectrum Brands Holdings, Inc.	7,110	404,346
WD-40 Co.	2,568	625,000
		95,255,148
Personal Products - 0.2%
Coty, Inc. Class A	52,730	152,917
Edgewell Personal Care Co. (a)	10,091	264,586
elf Beauty, Inc. (a)	7,281	147,586
Estee Lauder Companies, Inc. Class A	41,922	9,208,587
Herbalife Nutrition Ltd. (a)	18,207	821,864
Inter Parfums, Inc.	3,119	128,066
LifeVantage Corp. (a)	2,088	23,072
MediFast, Inc.	2,198	308,797
Nu Skin Enterprises, Inc. Class A	9,574	472,477
USANA Health Sciences, Inc. (a)	2,279	172,406
		11,700,358
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	11,725	8,523
Altria Group, Inc.	345,469	12,464,522
Philip Morris International, Inc.	289,290	20,545,376
Turning Point Brands, Inc. (b)	2,901	108,700
Universal Corp.	4,034	160,755
Vector Group Ltd.	25,301	232,516
		33,520,392

TOTAL CONSUMER STAPLES		380,274,634

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Archrock, Inc.	23,576	139,806
Baker Hughes Co. Class A	123,673	1,826,650
Cactus, Inc.	8,264	140,488
Championx Corp. (a)	32,945	287,610
Core Laboratories NV	7,493	108,274
DMC Global, Inc. (b)	2,388	84,941
Dril-Quip, Inc. (a)	6,288	162,859
Exterran Corp. (a)	4,471	18,912
Forum Energy Technologies, Inc. (a)	9,364	4,452
Frank's International NV (a)	19,718	34,507
Halliburton Co.	163,823	1,975,705
Helix Energy Solutions Group, Inc. (a)	23,723	58,833
Helmerich & Payne, Inc.	19,584	291,214
Liberty Oilfield Services, Inc. Class A (b)	12,342	82,445
Matrix Service Co. (a)	3,738	28,409
Nabors Industries Ltd. (b)	1,011	28,733
National Oilwell Varco, Inc.	70,125	589,050
Newpark Resources, Inc. (a)	15,494	11,080
Nextier Oilfield Solutions, Inc. (a)(b)	27,012	51,053
Oceaneering International, Inc. (a)	16,772	68,430
Oil States International, Inc. (a)	9,983	24,858
Patterson-UTI Energy, Inc.	33,351	85,379
ProPetro Holding Corp. (a)	15,383	60,763
RPC, Inc. (a)(b)	7,684	18,288
Schlumberger Ltd.	258,864	3,867,428
SEACOR Holdings, Inc. (a)(b)	3,186	97,587
Select Energy Services, Inc. Class A (a)	14,860	44,877
Solaris Oilfield Infrastructure, Inc. Class A	4,008	23,767
TechnipFMC PLC	78,579	434,542
Tidewater, Inc. (a)(b)	6,950	40,727
Transocean Ltd. (United States) (a)(b)	97,622	65,456
U.S. Silica Holdings, Inc. (b)	13,169	35,820
		10,792,943
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)(b)	45,577	154,962
Apache Corp.	70,789	587,549
Arch Resources, Inc.	2,640	80,652
Ardmore Shipping Corp.	5,836	16,341
Berry Petroleum Corp. (b)	14,004	36,690
Bonanza Creek Energy, Inc. (a)	3,685	65,261
Brigham Minerals, Inc. Class A	4,949	43,650
Cabot Oil & Gas Corp.	73,964	1,315,820
Callon Petroleum Co. (a)(b)	6,445	33,707
Centennial Resource Development, Inc. Class A (a)(b)	31,052	19,243
Cheniere Energy, Inc. (a)	42,900	2,053,623
Chevron Corp.	358,246	24,898,097
Cimarex Energy Co.	18,467	468,508
Clean Energy Fuels Corp. (a)	23,454	58,166
CNX Resources Corp. (a)	40,751	395,285
Concho Resources, Inc.	37,134	1,541,432
ConocoPhillips Co.	199,455	5,708,402
CONSOL Energy, Inc. (a)(b)	3,365	12,753
Continental Resources, Inc.	11,611	139,680
CVR Energy, Inc. (b)	4,602	50,668
Delek U.S. Holdings, Inc.	13,508	135,890
Devon Energy Corp.	72,864	650,676
Diamond S Shipping, Inc. (a)	3,925	22,216
Diamondback Energy, Inc.	29,810	773,868
EOG Resources, Inc.	108,427	3,712,540
EQT Corp.	51,944	786,432
Equitrans Midstream Corp.	74,110	538,039
Exxon Mobil Corp.	786,665	25,661,012
Falcon Minerals Corp.	7,388	13,594
Green Plains, Inc. (b)	7,251	109,490
Gulfport Energy Corp. (a)(b)	20,476	5,242
Hess Corp.	50,795	1,890,590
Highpoint Resources, Inc. (a)(b)	274	1,512
HollyFrontier Corp.	27,385	506,896
International Seaways, Inc.	4,613	62,460
Kinder Morgan, Inc.	366,048	4,355,971
Kosmos Energy Ltd. (b)	78,019	77,574
Laredo Petroleum, Inc. (a)(b)	891	7,164
Magnolia Oil & Gas Corp. Class A (a)	23,670	102,728
Marathon Oil Corp.	143,058	566,510
Marathon Petroleum Corp.	121,848	3,594,516
Matador Resources Co. (a)(b)	19,811	140,064
Murphy Oil Corp.	27,108	209,274
National Energy Services Reunited Corp. (a)	5,313	39,316
Northern Oil & Gas, Inc. (a)(b)	6,609	24,453
Occidental Petroleum Corp.	154,611	1,411,598
ONEOK, Inc.	82,590	2,395,110
Ovintiv, Inc. (b)	48,872	449,622
Par Pacific Holdings, Inc. (a)	6,099	39,278
Parsley Energy, Inc. Class A	55,924	559,799
PBF Energy, Inc. Class A (b)	17,219	80,413
PDC Energy, Inc. (a)	18,626	222,022
Peabody Energy Corp. (b)	12,475	16,093
Penn Virginia Corp. (a)(b)	1,501	11,528
Phillips 66 Co.	81,459	3,800,877
Pioneer Natural Resources Co.	30,477	2,424,750
QEP Resources, Inc.	38,680	34,812
Range Resources Corp. (b)	46,756	307,654
Renewable Energy Group, Inc. (a)	7,341	414,032
Rex American Resources Corp. (a)	842	61,205
Ring Energy, Inc. (a)(b)	7,566	3,865
SM Energy Co.	16,257	26,174
Southwestern Energy Co. (a)(b)	112,247	299,699
Talos Energy, Inc. (a)(b)	3,657	24,063
Targa Resources Corp.	43,761	702,364
Teekay Corp. (a)(b)	20,995	36,951
Teekay Tankers Ltd. (a)(b)	4,281	40,370
Tellurian, Inc. (a)(b)	38,821	37,268
The Williams Companies, Inc.	225,602	4,329,302
Valero Energy Corp.	75,518	2,915,750
W&T Offshore, Inc. (a)(b)	16,467	23,054
World Fuel Services Corp.	12,032	253,274
WPX Energy, Inc. (a)	74,908	345,326
		102,934,769

TOTAL ENERGY		113,727,712

FINANCIALS - 10.2%
Banks - 3.6%
1st Source Corp.	2,566	85,935
Allegiance Bancshares, Inc.	3,241	91,720
Amalgamated Bank	5,646	62,671
Ameris Bancorp	13,228	387,580
Associated Banc-Corp.	27,200	372,368
Atlantic Capital Bancshares, Inc. (a)	2,798	38,836
Banc of California, Inc.	8,391	100,692
BancFirst Corp. (b)	3,132	139,217
Bancorp, Inc., Delaware (a)	10,723	102,941
BancorpSouth Bank	17,885	418,688
Bank of America Corp.	1,417,292	33,589,820
Bank of Hawaii Corp.	7,571	459,105
Bank OZK	22,112	547,935
BankUnited, Inc. (b)	17,805	449,576
Banner Corp.	6,977	257,242
Berkshire Hills Bancorp, Inc.	9,858	128,450
BOK Financial Corp.	5,886	345,744
Boston Private Financial Holdings, Inc.	13,728	84,839
Bridge Bancorp, Inc.	3,251	63,525
Brookline Bancorp, Inc., Delaware	13,899	133,152
Bryn Mawr Bank Corp.	3,503	94,091
Byline Bancorp, Inc. (b)	4,256	55,924
Cadence Bancorp Class A	24,121	270,638
Camden National Corp.	2,667	85,264
Carter Bank & Trust	4,224	29,357
Cathay General Bancorp	12,872	302,878
Central Pacific Financial Corp.	4,257	58,619
CIT Group, Inc.	18,584	547,299
Citigroup, Inc.	387,280	16,041,138
Citizens Financial Group, Inc.	80,014	2,180,382
City Holding Co.	2,886	174,401
Columbia Banking Systems, Inc.	13,498	383,478
Comerica, Inc.	25,790	1,173,703
Commerce Bancshares, Inc.	18,363	1,143,097
Community Bank System, Inc.	10,800	626,292
Community Trust Bancorp, Inc.	3,056	97,242
ConnectOne Bancorp, Inc.	5,765	88,954
Cullen/Frost Bankers, Inc.	10,288	722,938
Customers Bancorp, Inc. (a)	4,074	56,303
CVB Financial Corp. (b)	24,580	430,150
Eagle Bancorp, Inc.	5,304	158,696
East West Bancorp, Inc.	25,994	948,261
Enterprise Financial Services Corp.	4,510	131,286
Equity Bancshares, Inc. (a)	2,737	50,306
FB Financial Corp.	5,043	148,769
Fifth Third Bancorp	132,661	3,080,388
First Bancorp, North Carolina	5,167	124,473
First Bancorp, Puerto Rico	38,755	251,520
First Bancshares, Inc.	3,218	76,717
First Busey Corp.	8,518	153,239
First Citizens Bancshares, Inc.	1,344	621,869
First Commonwealth Financial Corp.	17,867	154,014
First Financial Bancorp, Ohio	17,291	247,261
First Financial Bankshares, Inc. (b)	26,342	785,255
First Financial Corp., Indiana	2,595	90,098
First Foundation, Inc.	6,875	102,231
First Hawaiian, Inc.	24,242	418,417
First Horizon National Corp.	103,875	1,081,339
First Interstate Bancsystem, Inc.	6,139	216,707
First Merchants Corp.	9,373	244,729
First Midwest Bancorp, Inc., Delaware	21,248	266,662
First Republic Bank	32,242	4,067,006
Flushing Financial Corp. (b)	3,723	47,617
FNB Corp., Pennsylvania	59,615	450,689
Fulton Financial Corp.	27,957	307,247
German American Bancorp, Inc.	4,264	128,645
Glacier Bancorp, Inc. (b)	17,800	637,240
Great Southern Bancorp, Inc.	1,602	65,602
Great Western Bancorp, Inc.	9,714	126,185
Hancock Whitney Corp.	17,475	399,653
Hanmi Financial Corp.	6,270	56,367
HarborOne Bancorp, Inc.	9,045	85,023
Heartland Financial U.S.A., Inc.	8,066	265,694
Heritage Commerce Corp.	10,550	76,488
Heritage Financial Corp., Washington	6,643	139,237
Hilltop Holdings, Inc.	13,045	297,556
Home Bancshares, Inc.	28,517	473,382
Hope Bancorp, Inc.	20,005	161,440
Horizon Bancorp, Inc. Indiana	6,540	81,096
Huntington Bancshares, Inc.	190,038	1,983,997
Independent Bank Corp.	2,868	42,934
Independent Bank Corp., Massachusetts	5,840	334,574
Independent Bank Group, Inc.	6,544	337,540
International Bancshares Corp.	10,360	286,765
Investors Bancorp, Inc.	43,062	364,305
JPMorgan Chase & Co.	566,374	55,527,307
KeyCorp	183,390	2,380,402
Lakeland Bancorp, Inc.	8,600	95,718
Lakeland Financial Corp.	4,435	226,762
Live Oak Bancshares, Inc.	5,389	200,902
M&T Bank Corp.	24,078	2,493,999
Mercantil Bank Holding Corp. Class A (a)	4,231	42,606
Mercantile Bank Corp.	2,098	45,862
Midland States Bancorp, Inc.	2,936	43,746
MidWestOne Financial Group, Inc.	2,030	40,905
National Bank Holdings Corp.	5,377	162,117
NBT Bancorp, Inc.	8,512	233,059
Nicolet Bankshares, Inc. (a)	1,603	98,905
OceanFirst Financial Corp.	10,048	150,419
OFG Bancorp	8,854	127,409
Old National Bancorp, Indiana	31,917	446,200
Origin Bancorp, Inc.	3,528	78,921
Pacific Premier Bancorp, Inc.	17,733	452,192
PacWest Bancorp	22,468	432,284
Park National Corp.	2,657	243,514
Peapack-Gladstone Financial Corp.	3,045	51,400
Peoples Bancorp, Inc.	2,554	57,720
Peoples United Financial, Inc.	78,573	838,374
Pinnacle Financial Partners, Inc.	13,784	631,169
PNC Financial Services Group, Inc.	79,299	8,871,972
Popular, Inc.	15,658	660,768
Preferred Bank, Los Angeles	2,381	80,549
Prosperity Bancshares, Inc.	17,459	962,165
QCR Holdings, Inc.	2,173	67,428
Regions Financial Corp.	180,110	2,395,463
Renasant Corp. (b)	9,695	276,404
S&T Bancorp, Inc.	6,793	134,433
Sandy Spring Bancorp, Inc.	9,366	237,428
Seacoast Banking Corp., Florida (a)(b)	10,613	227,967
ServisFirst Bancshares, Inc.	10,108	372,985
Signature Bank	10,262	828,554
Simmons First National Corp. Class A	19,312	328,111
South State Corp.	13,272	814,901
Southside Bancshares, Inc.	5,454	147,040
Sterling Bancorp	37,281	498,820
Stock Yards Bancorp, Inc.	3,702	141,490
SVB Financial Group (a)	9,563	2,779,964
Synovus Financial Corp.	27,561	716,586
TCF Financial Corp.	27,812	756,765
Texas Capital Bancshares, Inc. (a)	9,951	447,795
Tompkins Financial Corp.	2,127	119,091
TowneBank	10,847	197,198
Trico Bancshares	4,604	133,194
TriState Capital Holdings, Inc. (a)	4,822	60,709
Triumph Bancorp, Inc. (a)(b)	4,045	170,416
Truist Financial Corp.	251,228	10,581,723
Trustmark Corp.	11,440	267,582
U.S. Bancorp	254,091	9,896,844
UMB Financial Corp.	8,428	513,012
Umpqua Holdings Corp.	41,203	517,510
Union Bankshares Corp.	15,123	382,461
United Bankshares, Inc., West Virginia	23,643	620,156
United Community Bank, Inc.	15,733	329,449
Univest Corp. of Pennsylvania	4,666	74,003
Valley National Bancorp (b)	74,504	569,211
Veritex Holdings, Inc.	10,331	203,831
Washington Trust Bancorp, Inc.	3,825	129,170
Webster Financial Corp.	16,168	520,771
Wells Fargo & Co.	766,526	16,441,983
WesBanco, Inc. (b)	14,861	360,974
Westamerica Bancorp.	4,689	245,563
Western Alliance Bancorp.	18,721	771,305
Wintrust Financial Corp.	10,973	540,201
Zions Bancorp NA	30,269	976,781
		214,463,321
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	8,776	661,447
Ameriprise Financial, Inc.	22,301	3,586,670
Artisan Partners Asset Management, Inc.	10,959	439,018
Assetmark Financial Holdings, Inc. (a)	3,392	71,741
B. Riley Financial, Inc.	3,918	102,808
Bank of New York Mellon Corp.	150,956	5,186,848
BGC Partners, Inc. Class A	59,807	176,431
BlackRock, Inc. Class A	26,342	15,784,390
Blucora, Inc. (a)	8,161	81,202
BrightSphere Investment Group, Inc.	11,750	162,150
Cboe Global Markets, Inc.	20,213	1,643,115
Charles Schwab Corp.	275,335	11,319,022
CME Group, Inc.	66,637	10,043,529
Cohen & Steers, Inc.	4,326	243,597
Cowen Group, Inc. Class A (b)	5,370	115,240
Diamond Hill Investment Group, Inc.	470	64,362
Donnelley Financial Solutions, Inc. (a)(b)	5,701	72,004
Eaton Vance Corp. (non-vtg.)	21,155	1,264,857
Evercore, Inc. Class A	7,474	594,482
FactSet Research Systems, Inc.	7,040	2,157,760
Federated Hermes, Inc. Class B (non-vtg.)	17,542	419,254
Focus Financial Partners, Inc. Class A (a)	6,013	219,535
Franklin Resources, Inc.	49,866	934,988
Goldman Sachs Group, Inc.	63,953	12,089,675
Greenhill & Co., Inc.	2,228	28,808
Hamilton Lane, Inc. Class A	6,155	429,004
Houlihan Lokey (b)	9,526	597,280
Interactive Brokers Group, Inc.	14,452	687,482
Intercontinental Exchange, Inc.	104,269	9,842,994
INTL FCStone, Inc. (a)	3,156	167,205
Invesco Ltd.	68,771	901,588
Janus Henderson Group PLC	27,453	667,108
Lazard Ltd. Class A	20,602	693,669
LPL Financial	14,762	1,179,927
MarketAxess Holdings, Inc.	7,035	3,790,810
Moelis & Co. Class A	10,058	374,158
Moody's Corp.	29,975	7,880,428
Morgan Stanley	265,424	12,780,166
Morningstar, Inc.	4,034	767,993
MSCI, Inc.	15,547	5,438,962
Northern Trust Corp.	38,951	3,048,695
Och-Ziff Capital Management Group LLC Class A (b)	2,955	32,032
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,424	35,685
Piper Jaffray Companies	2,746	229,154
PJT Partners, Inc.	4,360	294,998
Raymond James Financial, Inc.	22,480	1,718,371
S&P Global, Inc.	44,739	14,438,617
SEI Investments Co.	22,669	1,114,181
State Street Corp.	65,335	3,848,232
Stifel Financial Corp.	12,718	743,494
T. Rowe Price Group, Inc.	42,266	5,353,412
The Blackstone Group LP	124,662	6,285,458
The NASDAQ OMX Group, Inc.	21,314	2,578,781
Tradeweb Markets, Inc. Class A	16,869	919,023
Victory Capital Holdings, Inc. (b)	2,735	50,160
Virtu Financial, Inc. Class A	14,707	314,436
Virtus Investment Partners, Inc.	1,254	200,076
Waddell & Reed Financial, Inc. Class A (b)	12,337	189,373
WisdomTree Investments, Inc.	22,032	80,196
		155,136,081
Consumer Finance - 0.5%
Ally Financial, Inc.	69,261	1,847,883
American Express Co.	121,335	11,070,605
Capital One Financial Corp.	84,660	6,186,953
Credit Acceptance Corp. (a)(b)	2,272	677,329
CURO Group Holdings Corp.	1,320	9,887
Discover Financial Services	57,293	3,724,618
Encore Capital Group, Inc. (a)(b)	5,817	185,737
Enova International, Inc. (a)	6,319	96,997
EZCORP, Inc. (non-vtg.) Class A (a)(b)	9,132	40,729
First Cash Financial Services, Inc.	7,482	389,363
Green Dot Corp. Class A (a)	9,743	519,497
LendingClub Corp. (a)	14,200	66,314
LendingTree, Inc. (a)(b)	1,455	470,823
Navient Corp.	37,756	302,426
Nelnet, Inc. Class A	3,670	224,017
OneMain Holdings, Inc.	14,753	514,732
PRA Group, Inc. (a)	8,138	277,750
Regional Management Corp. (b)	1,671	33,955
Santander Consumer U.S.A. Holdings, Inc.	13,331	271,153
SLM Corp.	70,335	646,379
Synchrony Financial	100,883	2,524,093
World Acceptance Corp. (a)(b)	865	72,651
		30,153,891
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	367,926	74,284,259
Cannae Holdings, Inc. (a)	16,167	597,856
Equitable Holdings, Inc.	75,516	1,622,839
Jefferies Financial Group, Inc.	39,481	770,274
Voya Financial, Inc.	23,170	1,110,538
		78,385,766
Insurance - 2.0%
AFLAC, Inc.	123,916	4,206,948
Alleghany Corp.	2,660	1,454,834
Allstate Corp.	58,124	5,158,505
AMBAC Financial Group, Inc. (a)	8,578	105,338
American Equity Investment Life Holding Co.	17,237	427,822
American Financial Group, Inc.	13,361	1,001,273
American International Group, Inc.	159,581	5,025,206
American National Group, Inc.	1,452	99,898
Amerisafe, Inc.	3,466	204,425
Aon PLC	43,049	7,921,446
Arch Capital Group Ltd. (a)	75,339	2,275,991
Argo Group International Holdings, Ltd.	6,065	216,399
Arthur J. Gallagher & Co.	35,546	3,686,476
Assurant, Inc.	11,073	1,377,149
Assured Guaranty Ltd.	16,195	413,458
Athene Holding Ltd. (a)	23,647	758,596
Axis Capital Holdings Ltd.	14,462	617,383
Brighthouse Financial, Inc. (a)	17,410	576,271
Brown & Brown, Inc.	44,002	1,914,527
Chubb Ltd.	83,904	10,899,969
Cincinnati Financial Corp.	27,757	1,963,530
CNO Financial Group, Inc. (b)	25,631	454,950
eHealth, Inc. (a)(b)	4,651	312,129
Employers Holdings, Inc.	5,430	173,814
Enstar Group Ltd. (a)	2,384	409,738
Erie Indemnity Co. Class A	4,596	1,070,271
Everest Re Group Ltd.	7,384	1,455,239
First American Financial Corp.	20,886	931,307
FNF Group	54,252	1,697,545
Genworth Financial, Inc. Class A (a)	95,725	376,199
Globe Life, Inc.	18,285	1,482,731
Goosehead Insurance	2,870	351,690
Greenlight Capital Re, Ltd. (a)(b)	6,458	43,592
Hallmark Financial Services, Inc. (a)(b)	2,291	6,209
Hanover Insurance Group, Inc.	6,961	665,889
Hartford Financial Services Group, Inc.	68,178	2,626,217
HCI Group, Inc.	1,035	48,624
Heritage Insurance Holdings, Inc.	3,315	31,294
Horace Mann Educators Corp.	7,820	265,176
James River Group Holdings Ltd.	5,746	268,511
Kemper Corp.	11,291	696,203
Kinsale Capital Group, Inc.	3,956	741,631
Lincoln National Corp.	33,946	1,191,505
Loews Corp.	43,870	1,521,412
Markel Corp. (a)	2,544	2,373,043
Marsh & McLennan Companies, Inc.	94,034	9,728,758
MBIA, Inc. (a)(b)	13,764	78,592
Mercury General Corp.	5,308	216,089
MetLife, Inc.	142,951	5,410,695
National General Holdings Corp.	12,305	418,001
National Western Life Group, Inc.	403	68,361
Old Republic International Corp.	52,836	860,170
Palomar Holdings, Inc. (a)	3,932	350,616
Primerica, Inc.	7,416	817,540
Principal Financial Group, Inc.	47,564	1,865,460
ProAssurance Corp.	9,671	149,224
Progressive Corp.	108,732	9,992,471
ProSight Global, Inc. (a)	1,716	20,300
Prudential Financial, Inc.	73,072	4,678,069
Reinsurance Group of America, Inc.	12,632	1,276,085
RenaissanceRe Holdings Ltd.	9,441	1,526,799
RLI Corp.	7,241	627,795
Safety Insurance Group, Inc.	2,436	170,520
Selective Insurance Group, Inc.	11,138	579,844
State Auto Financial Corp.	3,039	37,501
Stewart Information Services Corp.	4,905	207,923
The Travelers Companies, Inc.	46,877	5,658,523
Third Point Reinsurance Ltd. (a)	18,909	147,112
Trupanion, Inc. (a)(b)	5,892	421,514
United Fire Group, Inc.	3,743	76,881
United Insurance Holdings Corp.	3,578	15,707
Universal Insurance Holdings, Inc.	5,366	66,914
Unum Group	37,827	668,025
W.R. Berkley Corp.	26,112	1,569,853
White Mountains Insurance Group Ltd.	595	540,456
Willis Towers Watson PLC	23,987	4,377,148
		122,123,309
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	4,830	12,606
AGNC Investment Corp.	102,746	1,435,362
Annaly Capital Management, Inc.	260,119	1,844,244
Anworth Mortgage Asset Corp.	15,570	25,535
Apollo Commercial Real Estate Finance, Inc.	25,968	225,922
Ares Commercial Real Estate Corp.	6,011	55,962
Arlington Asset Investment Corp.	9,366	23,040
Armour Residential REIT, Inc.	10,419	99,397
Blackstone Mortgage Trust, Inc.	26,387	572,598
Capstead Mortgage Corp.	15,069	77,003
Cherry Hill Mortgage Investment Corp.	1,748	16,012
Chimera Investment Corp.	41,898	349,848
Colony NorthStar Credit Real Estate, Inc.	14,743	77,253
Dynex Capital, Inc.	4,285	70,188
Exantas Capital Corp.	6,618	12,442
Granite Point Mortgage Trust, Inc.	8,753	58,995
Great Ajax Corp.	2,753	21,143
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,238	595,860
Invesco Mortgage Capital, Inc. (b)	29,546	79,774
KKR Real Estate Finance Trust, Inc.	5,535	92,490
Ladder Capital Corp. Class A	21,547	161,603
MFA Financial, Inc.	84,079	237,103
New Residential Investment Corp.	78,972	592,290
New York Mortgage Trust, Inc.	69,552	176,662
Orchid Island Capital, Inc.	14,471	75,104
PennyMac Mortgage Investment Trust	18,082	270,688
Redwood Trust, Inc.	21,021	178,679
Starwood Property Trust, Inc.	53,834	752,061
TPG RE Finance Trust, Inc.	10,023	78,380
Two Harbors Investment Corp.	49,924	252,615
Western Asset Mortgage Capital Corp.	9,566	18,558
ZAIS Financial Corp.	6,523	73,319
		8,612,736
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	10,800	294,408
Capitol Federal Financial, Inc.	27,213	312,405
Columbia Financial, Inc. (a)	7,751	94,485
Dime Community Bancshares, Inc.	4,670	59,076
Essent Group Ltd.	20,512	817,403
Farmer Mac Class C (non-vtg.)	1,695	109,480
First Defiance Financial Corp.	6,677	120,119
Flagstar Bancorp, Inc.	8,026	235,563
HomeStreet, Inc.	4,334	134,657
Kearny Financial Corp.	12,718	106,831
Meridian Bancorp, Inc. Maryland	8,249	102,700
Meta Financial Group, Inc.	7,132	209,253
MGIC Investment Corp.	62,278	626,517
New York Community Bancorp, Inc.	85,159	707,671
NMI Holdings, Inc. (a)	15,719	337,801
Northfield Bancorp, Inc.	7,451	75,702
Northwest Bancshares, Inc.	24,757	264,157
Pennymac Financial Services, Inc.	7,571	384,758
Provident Financial Services, Inc.	12,486	169,435
Radian Group, Inc.	36,247	650,634
TFS Financial Corp.	8,086	127,031
Trustco Bank Corp., New York	16,802	92,327
Walker & Dunlop, Inc.	5,360	337,037
Washington Federal, Inc.	14,400	306,576
Waterstone Financial, Inc.	4,272	72,111
WMI Holdings Corp. (a)	13,682	288,417
WSFS Financial Corp.	8,719	276,305
		7,312,859

TOTAL FINANCIALS		616,187,963

HEALTH CARE - 14.2%
Biotechnology - 2.7%
89Bio, Inc. (a)	1,011	23,415
AbbVie, Inc.	327,400	27,861,740
Abeona Therapeutics, Inc. (a)	11,891	12,723
ACADIA Pharmaceuticals, Inc. (a)	21,286	988,735
Acceleron Pharma, Inc. (a)	9,574	1,001,249
Acorda Therapeutics, Inc. (a)(b)	3,953	3,456
Adamas Pharmaceuticals, Inc. (a)	1,801	5,475
ADMA Biologics, Inc. (a)(b)	12,345	24,567
Adverum Biotechnologies, Inc. (a)	14,959	163,203
Agenus, Inc. (a)(b)	29,556	109,062
Agios Pharmaceuticals, Inc. (a)	10,782	432,035
Akebia Therapeutics, Inc. (a)(b)	27,164	60,304
Akero Therapeutics, Inc. (a)	3,437	91,252
Albireo Pharma, Inc. (a)	3,590	113,300
Aldeyra Therapeutics, Inc. (a)	7,717	51,550
Alector, Inc. (a)	10,217	96,142
Alexion Pharmaceuticals, Inc. (a)	40,761	4,693,222
Alkermes PLC (a)	29,985	487,256
Allakos, Inc. (a)(b)	5,773	549,185
Allogene Therapeutics, Inc. (a)(b)	11,918	404,259
Alnylam Pharmaceuticals, Inc. (a)	21,582	2,653,939
Amgen, Inc.	108,764	23,595,262
Amicus Therapeutics, Inc. (a)(b)	48,219	859,745
AnaptysBio, Inc. (a)	4,786	140,996
Anavex Life Sciences Corp. (a)(b)	11,975	70,653
Anika Therapeutics, Inc. (a)	2,358	76,918
Apellis Pharmaceuticals, Inc. (a)	9,764	311,472
Arcus Biosciences, Inc. (a)	8,412	183,382
Arcutis Biotherapeutics, Inc. (a)	3,080	54,886
Ardelyx, Inc. (a)(b)	10,266	52,459
Arena Pharmaceuticals, Inc. (a)	10,780	924,062
Arrowhead Pharmaceuticals, Inc. (a)(b)	18,832	1,079,074
Assembly Biosciences, Inc. (a)	5,944	87,615
Atara Biotherapeutics, Inc. (a)	13,830	178,545
Athenex, Inc. (a)(b)	12,252	139,673
Avid Bioservices, Inc. (a)(b)	9,970	72,283
AVROBIO, Inc. (a)(b)	5,758	82,224
Beam Therapeutics, Inc. (b)	4,183	142,933
BioCryst Pharmaceuticals, Inc. (a)(b)	32,751	125,109
Biogen, Inc. (a)	29,328	7,392,709
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	9,430	730,448
BioMarin Pharmaceutical, Inc. (a)	33,754	2,512,310
Biospecifics Technologies Corp. (a)	1,171	103,165
Black Diamond Therapeutics, Inc. (a)(b)	2,980	93,900
bluebird bio, Inc. (a)	12,495	646,116
Blueprint Medicines Corp. (a)	10,333	1,056,859
Bridgebio Pharma, Inc. (a)(b)	14,209	545,341
Calithera Biosciences, Inc. (a)	8,298	29,375
CareDx, Inc. (a)	9,394	460,776
Castle Biosciences, Inc. (a)(b)	2,685	124,665
Catalyst Biosciences, Inc. (a)	1,629	8,927
Catalyst Pharmaceutical Partners, Inc. (a)(b)	17,030	50,579
Cel-Sci Corp. (a)(b)	7,157	86,099
ChemoCentryx, Inc. (a)	9,074	435,552
Clovis Oncology, Inc. (a)(b)	16,889	83,263
Coherus BioSciences, Inc. (a)(b)	10,785	179,786
Concert Pharmaceuticals, Inc. (a)	4,143	42,756
Corbus Pharmaceuticals Holdings, Inc. (a)	12,965	12,183
Cortexyme, Inc. (a)(b)	2,616	125,228
Cue Biopharma, Inc. (a)	5,090	56,703
Cytokinetics, Inc. (a)(b)	12,854	197,566
CytomX Therapeutics, Inc. (a)	8,039	53,218
Deciphera Pharmaceuticals, Inc. (a)(b)	7,402	429,834
Denali Therapeutics, Inc. (a)	14,864	635,882
Dicerna Pharmaceuticals, Inc. (a)	12,458	261,493
Dynavax Technologies Corp. (a)(b)	18,665	69,620
Eagle Pharmaceuticals, Inc. (a)(b)	2,002	93,133
Editas Medicine, Inc. (a)(b)	11,902	368,248
Eiger Biopharmaceuticals, Inc. (a)	5,638	50,065
Emergent BioSolutions, Inc. (a)(b)	8,351	751,339
Enanta Pharmaceuticals, Inc. (a)(b)	3,662	159,773
Epizyme, Inc. (a)(b)	17,727	219,106
Esperion Therapeutics, Inc. (a)(b)	5,167	154,855
Exact Sciences Corp. (a)	27,828	3,445,941
Exelixis, Inc. (a)	57,504	1,177,682
Fate Therapeutics, Inc. (a)(b)	13,720	609,168
FibroGen, Inc. (a)(b)	15,535	596,233
Five Prime Therapeutics, Inc. (a)	4,233	19,302
Flexion Therapeutics, Inc. (a)(b)	9,709	116,411
G1 Therapeutics, Inc. (a)	4,298	47,235
Geron Corp. (a)(b)	66,152	115,104
Gilead Sciences, Inc.	232,691	13,530,982
Global Blood Therapeutics, Inc. (a)	11,195	591,992
GlycoMimetics, Inc. (a)	3,425	9,590
Gossamer Bio, Inc. (a)(b)	10,816	89,773
Gritstone Oncology, Inc. (a)(b)	3,371	9,203
Halozyme Therapeutics, Inc. (a)(b)	24,315	680,820
Heron Therapeutics, Inc. (a)(b)	16,171	263,749
Homology Medicines, Inc. (a)(b)	6,476	68,451
ImmunoGen, Inc. (a)	33,726	190,215
Incyte Corp. (a)	34,452	2,984,921
Inovio Pharmaceuticals, Inc. (a)(b)	30,384	299,282
Insmed, Inc. (a)	18,495	609,225
Intellia Therapeutics, Inc. (a)(b)	9,830	235,330
Intercept Pharmaceuticals, Inc. (a)(b)	4,897	136,088
Invitae Corp. (a)(b)	24,482	959,939
Ionis Pharmaceuticals, Inc. (a)	25,661	1,204,784
Iovance Biotherapeutics, Inc. (a)	25,585	912,873
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	30,541	301,745
Jounce Therapeutics, Inc. (a)(b)	3,527	29,345
Kadmon Holdings, Inc. (a)	25,624	87,122
Kalvista Pharmaceuticals, Inc. (a)(b)	2,189	37,673
Karuna Therapeutics, Inc. (a)(b)	3,148	255,586
Karyopharm Therapeutics, Inc. (a)(b)	11,914	176,565
Kiniksa Pharmaceuticals Ltd. (a)(b)	5,000	78,300
Kodiak Sciences, Inc. (a)(b)	4,841	439,611
Krystal Biotech, Inc. (a)	3,146	135,247
Kura Oncology, Inc. (a)	10,262	320,688
La Jolla Pharmaceutical Co. (a)(b)	3,000	10,200
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,037	250,401
Macrogenics, Inc. (a)	9,876	191,693
Madrigal Pharmaceuticals, Inc. (a)(b)	1,678	213,526
MannKind Corp. (a)(b)	45,632	91,720
Minerva Neurosciences, Inc. (a)	5,878	18,868
Mirati Therapeutics, Inc. (a)(b)	8,081	1,754,708
Moderna, Inc. (a)(b)	55,558	3,748,498
Molecular Templates, Inc. (a)	6,973	61,641
Myriad Genetics, Inc. (a)	14,589	181,341
Natera, Inc. (a)	14,078	946,886
Neurocrine Biosciences, Inc. (a)	17,407	1,717,549
NextCure, Inc. (a)(b)	1,418	13,698
Novavax, Inc. (a)(b)	10,372	837,124
Opko Health, Inc. (a)(b)	79,678	280,467
PDL BioPharma, Inc. (a)	20,940	45,021
PhaseBio Pharmaceuticals, Inc. (a)(b)	3,484	9,511
Pieris Pharmaceuticals, Inc. (a)(b)	8,432	21,164
Precigen, Inc. (a)(b)	11,970	51,351
Protagonist Therapeutics, Inc. (a)	6,723	127,401
Prothena Corp. PLC (a)	5,951	64,925
PTC Therapeutics, Inc. (a)(b)	12,706	663,126
Puma Biotechnology, Inc. (a)	6,050	50,639
Radius Health, Inc. (a)	10,106	135,521
Recro Pharma, Inc. (a)	2,879	4,578
Regeneron Pharmaceuticals, Inc. (a)	19,422	10,557,022
REGENXBIO, Inc. (a)	5,465	157,173
Repligen Corp. (a)	9,048	1,507,125
Retrophin, Inc. (a)	8,339	168,781
Revolution Medicines, Inc.	7,653	231,044
Rhythm Pharmaceuticals, Inc. (a)(b)	5,757	121,876
Rigel Pharmaceuticals, Inc. (a)	26,609	65,990
Rocket Pharmaceuticals, Inc. (a)(b)	7,297	203,878
Rubius Therapeutics, Inc. (a)(b)	5,938	25,118
Sage Therapeutics, Inc. (a)(b)	9,694	711,346
Sangamo Therapeutics, Inc. (a)(b)	23,227	240,167
Sarepta Therapeutics, Inc. (a)	14,598	1,984,014
Seagen, Inc. (a)	22,587	3,767,512
Sesen Bio, Inc. (a)	23,940	24,419
Sorrento Therapeutics, Inc. (a)(b)	37,102	257,488
Spectrum Pharmaceuticals, Inc. (a)	29,030	99,573
Stoke Therapeutics, Inc. (a)(b)	3,252	124,844
Syndax Pharmaceuticals, Inc. (a)(b)	5,401	94,031
Syros Pharmaceuticals, Inc. (a)(b)	5,936	39,593
TCR2 Therapeutics, Inc. (a)	4,405	86,646
TG Therapeutics, Inc. (a)	18,814	475,430
Translate Bio, Inc. (a)(b)	12,640	162,171
Turning Point Therapeutics, Inc. (a)	7,706	710,416
Twist Bioscience Corp. (a)	7,018	537,860
Ultragenyx Pharmaceutical, Inc. (a)(b)	11,637	1,169,519
United Therapeutics Corp. (a)	8,310	1,115,451
UNITY Biotechnology, Inc. (a)(b)	4,685	18,131
Vanda Pharmaceuticals, Inc. (a)	9,081	97,076
Veracyte, Inc. (a)(b)	10,784	373,773
Verastem, Inc. (a)(b)	27,193	32,632
Vericel Corp. (a)(b)	8,230	152,502
Vertex Pharmaceuticals, Inc. (a)	48,400	10,084,624
Viking Therapeutics, Inc. (a)(b)	11,665	65,674
Voyager Therapeutics, Inc. (a)	4,677	49,717
Xbiotech, Inc. (a)	2,697	46,146
Xencor, Inc. (a)	11,193	429,587
XOMA Corp. (a)(b)	2,655	65,871
Y-mAbs Therapeutics, Inc. (a)	4,902	209,511
ZIOPHARM Oncology, Inc. (a)(b)	32,731	68,408
		164,814,103
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	328,858	34,566,264
Abiomed, Inc. (a)	8,340	2,100,679
Accelerate Diagnostics, Inc. (a)(b)	5,096	48,004
Accuray, Inc. (a)	15,612	45,431
Align Technology, Inc. (a)	13,327	5,678,368
Alphatec Holdings, Inc. (a)	7,129	60,882
Angiodynamics, Inc. (a)	7,777	80,414
Antares Pharma, Inc. (a)	24,722	67,491
Atricure, Inc. (a)	8,619	297,873
Atrion Corp. (b)	245	147,282
Avanos Medical, Inc. (a)	8,734	308,747
AxoGen, Inc. (a)	5,529	69,721
Axonics Modulation Technologies, Inc. (a)(b)	5,457	255,879
Baxter International, Inc.	94,050	7,295,459
Becton, Dickinson & Co.	53,837	12,443,346
BioLife Solutions, Inc. (a)(b)	4,771	136,975
Boston Scientific Corp. (a)	266,028	9,116,780
Cantel Medical Corp.	7,092	339,281
Cardiovascular Systems, Inc. (a)	7,453	265,699
Cerus Corp. (a)	32,529	170,777
CONMED Corp.	5,166	402,793
Cryolife, Inc. (a)(b)	6,754	113,197
CryoPort, Inc. (a)(b)	6,980	280,177
Cutera, Inc. (a)	2,574	48,726
Danaher Corp.	117,151	26,890,841
Dentsply Sirona, Inc.	40,669	1,919,170
DexCom, Inc. (a)	17,811	5,692,039
Edwards Lifesciences Corp. (a)	115,642	8,290,375
Genmark Diagnostics, Inc. (a)(b)	12,397	151,491
Glaukos Corp. (a)(b)	8,235	460,501
Globus Medical, Inc. (a)	14,120	735,934
Haemonetics Corp. (a)	9,296	939,733
Heska Corp. (a)(b)	1,613	189,253
Hill-Rom Holdings, Inc.	12,380	1,127,447
Hologic, Inc. (a)	48,213	3,318,019
ICU Medical, Inc. (a)	3,640	647,156
IDEXX Laboratories, Inc. (a)	15,810	6,716,404
Inogen, Inc. (a)	3,287	96,013
Insulet Corp. (a)	12,184	2,707,894
Integer Holdings Corp. (a)(b)	5,984	349,765
Integra LifeSciences Holdings Corp. (a)	12,983	572,550
IntriCon Corp. (a)	701	8,763
Intuitive Surgical, Inc. (a)	21,748	14,507,656
Invacare Corp.	6,817	55,286
IRadimed Corp. (a)	1,043	23,624
iRhythm Technologies, Inc. (a)(b)	5,280	1,116,456
Lantheus Holdings, Inc. (a)(b)	11,866	128,865
LeMaitre Vascular, Inc.	2,852	92,633
LENSAR, Inc. (a)(b)	1,588	15,499
LivaNova PLC (a)	9,095	457,842
Masimo Corp. (a)	9,431	2,110,846
Medtronic PLC	249,614	25,103,680
Meridian Bioscience, Inc. (a)	7,362	126,258
Merit Medical Systems, Inc. (a)	8,954	448,148
Mesa Laboratories, Inc.	929	242,850
Natus Medical, Inc. (a)	5,530	100,701
Neogen Corp. (a)	10,072	702,421
Nevro Corp. (a)	6,446	961,808
NuVasive, Inc. (a)	9,759	433,592
OraSure Technologies, Inc. (a)	12,852	192,009
Orthofix International NV (a)	3,257	101,814
OrthoPediatrics Corp. (a)(b)	2,258	100,707
Penumbra, Inc. (a)(b)	6,246	1,630,393
Quidel Corp. (a)	7,106	1,906,469
ResMed, Inc.	26,927	5,168,368
Seaspine Holdings Corp. (a)	3,451	44,035
Senseonics Holdings, Inc. (a)(b)	25,551	9,536
Shockwave Medical, Inc. (a)(b)	5,643	385,530
SI-BONE, Inc. (a)	5,409	113,427
Sientra, Inc. (a)	7,889	33,292
Silk Road Medical, Inc. (a)	6,155	372,993
Staar Surgical Co. (a)	8,358	605,955
STERIS PLC	15,885	2,814,663
Stryker Corp.	60,709	12,263,825
SurModics, Inc. (a)	2,364	86,877
Tactile Systems Technology, Inc. (a)(b)	3,267	119,507
Tandem Diabetes Care, Inc. (a)	11,260	1,227,340
Teleflex, Inc.	8,647	2,751,735
The Cooper Companies, Inc.	9,154	2,920,584
TransMedics Group, Inc. (a)	4,779	57,252
Vapotherm, Inc. (a)(b)	4,019	120,369
Varex Imaging Corp. (a)(b)	7,248	97,123
Varian Medical Systems, Inc. (a)	16,875	2,916,000
ViewRay, Inc. (a)(b)	22,516	66,873
West Pharmaceutical Services, Inc.	13,714	3,731,168
Wright Medical Group NV (a)	24,035	735,231
Zimmer Biomet Holdings, Inc.	38,386	5,070,791
Zynex, Inc. (a)(b)	3,174	40,659
		227,466,283
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	13,073	368,789
Acadia Healthcare Co., Inc. (a)	15,926	567,762
Addus HomeCare Corp. (a)	2,766	269,879
Amedisys, Inc. (a)	5,976	1,547,784
American Renal Associates Holdings, Inc. (a)	2,177	25,014
AmerisourceBergen Corp.	27,402	2,632,510
AMN Healthcare Services, Inc. (a)	8,504	555,141
Anthem, Inc.	46,757	12,755,310
Apollo Medical Holdings, Inc. (a)	3,823	65,985
BioScrip, Inc. (a)(b)	10,243	136,539
BioTelemetry, Inc. (a)	6,683	284,562
Brookdale Senior Living, Inc. (a)	31,156	91,599
Cardinal Health, Inc.	54,720	2,505,629
Centene Corp. (a)	107,805	6,371,299
Chemed Corp.	2,940	1,406,261
Cigna Corp.	68,282	11,401,046
Community Health Systems, Inc. (a)(b)	19,256	120,157
Corvel Corp. (a)	1,638	149,418
Covetrus, Inc. (a)	18,471	456,049
Cross Country Healthcare, Inc. (a)	8,105	63,624
CVS Health Corp.	243,169	13,639,349
DaVita HealthCare Partners, Inc. (a)	14,495	1,250,194
Encompass Health Corp.	18,533	1,136,258
Guardant Health, Inc. (a)	15,694	1,673,922
Hanger, Inc. (a)	6,435	112,419
HCA Holdings, Inc.	49,030	6,076,778
HealthEquity, Inc. (a)(b)	14,171	729,665
Henry Schein, Inc. (a)	26,493	1,684,425
Humana, Inc.	24,596	9,820,691
Laboratory Corp. of America Holdings (a)	18,050	3,605,849
LHC Group, Inc. (a)	5,870	1,271,149
Magellan Health Services, Inc. (a)	4,046	292,404
McKesson Corp.	30,235	4,459,360
MEDNAX, Inc. (a)	14,949	190,600
Molina Healthcare, Inc. (a)	10,966	2,044,830
National Healthcare Corp.	2,095	132,614
National Research Corp. Class A	2,787	144,367
Owens & Minor, Inc.	13,750	345,400
Patterson Companies, Inc. (b)	16,017	398,423
Pennant Group, Inc. (a)(b)	4,589	191,178
PetIQ, Inc. Class A (a)(b)	3,568	101,902
Premier, Inc.	13,099	428,730
Providence Service Corp. (a)	2,353	276,595
Quest Diagnostics, Inc.	25,001	3,053,622
R1 RCM, Inc. (a)	21,857	391,677
RadNet, Inc. (a)(b)	7,181	104,196
Select Medical Holdings Corp. (a)	19,920	417,922
Surgery Partners, Inc. (a)	4,132	90,160
Tenet Healthcare Corp. (a)	19,707	483,610
The Ensign Group, Inc.	9,287	546,447
The Joint Corp. (a)(b)	2,072	38,829
Tivity Health, Inc. (a)	8,008	110,110
Triple-S Management Corp. (a)(b)	4,856	89,933
U.S. Physical Therapy, Inc.	2,448	194,200
UnitedHealth Group, Inc.	176,462	53,845,615
Universal Health Services, Inc. Class B	14,466	1,584,750
		152,732,530
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	29,092	293,247
Cerner Corp.	56,788	3,980,271
Change Healthcare, Inc. (a)	41,087	581,381
Computer Programs & Systems, Inc. (b)	2,468	68,833
Evolent Health, Inc. (a)(b)	15,315	152,231
Health Catalyst, Inc. (a)	5,639	194,433
HealthStream, Inc. (a)	3,984	72,907
HMS Holdings Corp. (a)	16,773	446,497
Inovalon Holdings, Inc. Class A (a)	14,752	280,140
Inspire Medical Systems, Inc. (a)(b)	4,915	586,998
Nextgen Healthcare, Inc. (a)	10,623	144,473
Omnicell, Inc. (a)(b)	7,985	691,102
OptimizeRx Corp. (a)(b)	2,370	46,926
Phreesia, Inc. (a)	5,822	215,239
Schrodinger, Inc.	6,029	294,095
Simulations Plus, Inc.	2,871	186,098
Tabula Rasa HealthCare, Inc. (a)(b)	4,128	142,581
Teladoc Health, Inc. (a)(b)	22,190	4,359,447
Veeva Systems, Inc. Class A (a)	25,109	6,780,685
Vocera Communications, Inc. (a)	5,697	186,748
		19,704,332
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp. (a)	15,183	699,633
Agilent Technologies, Inc.	57,158	5,835,260
Avantor, Inc. (a)	82,798	1,926,709
Bio-Rad Laboratories, Inc. Class A (a)	3,965	2,325,155
Bio-Techne Corp.	7,170	1,809,780
Bruker Corp.	19,321	821,915
Charles River Laboratories International, Inc. (a)	9,292	2,115,788
Codexis, Inc. (a)	8,371	111,418
Fluidigm Corp. (a)(b)	12,595	72,295
Frontage Holdings Corp. (a)(d)	108,000	47,365
Illumina, Inc. (a)	27,144	7,945,049
IQVIA Holdings, Inc. (a)	35,450	5,458,946
Luminex Corp.	8,368	184,431
Medpace Holdings, Inc. (a)	5,086	564,241
Mettler-Toledo International, Inc. (a)	4,445	4,435,710
Nanostring Technologies, Inc. (a)	8,290	303,829
NeoGenomics, Inc. (a)	20,470	803,038
Pacific Biosciences of California, Inc. (a)(b)	32,654	428,094
PerkinElmer, Inc.	20,947	2,713,684
PPD, Inc.	20,256	666,017
PRA Health Sciences, Inc. (a)	12,118	1,180,778
Quanterix Corp. (a)	4,216	154,348
Syneos Health, Inc. (a)	13,244	702,992
Thermo Fisher Scientific, Inc.	73,407	34,730,320
Waters Corp. (a)	11,473	2,556,414
		78,593,209
Pharmaceuticals - 3.6%
AcelRx Pharmaceuticals, Inc. (a)	18,538	31,700
Aerie Pharmaceuticals, Inc. (a)(b)	9,175	97,347
AMAG Pharmaceuticals, Inc. (a)	4,837	66,364
Amneal Pharmaceuticals, Inc. (a)	20,194	84,007
Amphastar Pharmaceuticals, Inc. (a)(b)	8,102	158,718
ANI Pharmaceuticals, Inc. (a)(b)	1,406	35,839
Arvinas Holding Co. LLC (a)(b)	4,699	98,256
Assertio Holdings, Inc. (a)	8,175	5,069
Axsome Therapeutics, Inc. (a)	4,770	316,299
Biodelivery Sciences International, Inc. (a)	21,487	67,899
Bristol-Myers Squibb Co.	418,675	24,471,554
Cara Therapeutics, Inc. (a)(b)	7,893	104,661
Catalent, Inc. (a)	30,351	2,663,907
Chiasma, Inc. (a)(b)	7,202	27,008
Collegium Pharmaceutical, Inc. (a)	6,982	124,489
Corcept Therapeutics, Inc. (a)	19,367	324,978
CorMedix, Inc. (a)(b)	4,827	24,376
CymaBay Therapeutics, Inc. (a)	13,326	110,872
Durect Corp. (a)(b)	33,164	59,861
Elanco Animal Health, Inc. (a)	60,467	1,875,082
Eli Lilly & Co.	147,493	19,241,937
Endo International PLC (a)(b)	44,206	202,021
Evofem Biosciences, Inc. (a)(b)	10,376	24,591
Evolus, Inc. (a)(b)	4,178	12,659
Horizon Therapeutics PLC (a)	39,377	2,950,519
Innoviva, Inc. (a)(b)	12,439	134,466
Intersect ENT, Inc. (a)	5,675	87,963
Intra-Cellular Therapies, Inc. (a)(b)	13,428	331,269
Jazz Pharmaceuticals PLC (a)	10,330	1,488,553
Johnson & Johnson	488,795	67,018,682
Kala Pharmaceuticals, Inc. (a)(b)	8,813	58,166
Lannett Co., Inc. (a)(b)	4,324	27,803
Merck & Co., Inc.	469,680	35,324,633
Mylan NV (a)	96,637	1,405,102
MyoKardia, Inc. (a)	9,823	2,195,735
Nektar Therapeutics (a)(b)	34,293	543,201
Ocular Therapeutix, Inc. (a)(b)	11,733	111,464
Odonate Therapeutics, Inc. (a)	2,081	29,987
Omeros Corp. (a)(b)	11,541	117,026
OptiNose, Inc. (a)(b)	4,816	15,411
Pacira Biosciences, Inc. (a)(b)	8,108	424,048
Paratek Pharmaceuticals, Inc. (a)	5,931	28,291
Perrigo Co. PLC	25,002	1,096,838
Pfizer, Inc.	1,032,103	36,619,014
Phibro Animal Health Corp. Class A (b)	3,400	55,896
Prestige Brands Holdings, Inc. (a)	9,878	326,270
Reata Pharmaceuticals, Inc. (a)(b)	4,393	512,707
Revance Therapeutics, Inc. (a)	11,377	294,437
Royalty Pharma PLC	14,818	543,821
Supernus Pharmaceuticals, Inc. (a)	10,966	201,336
TherapeuticsMD, Inc. (a)(b)	36,264	44,242
Theravance Biopharma, Inc. (a)(b)	9,449	178,681
Tricida, Inc. (a)(b)	4,618	25,999
WAVE Life Sciences (a)(b)	3,503	24,766
Xeris Pharmaceuticals, Inc. (a)(b)	6,627	31,346
Zoetis, Inc. Class A	88,281	13,996,953
Zogenix, Inc. (a)(b)	9,766	208,211
Zynerba Pharmaceuticals, Inc. (a)	1,835	6,294
		216,688,624

TOTAL HEALTH CARE		859,999,081

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.4%
AAR Corp.	5,309	103,313
Aerojet Rocketdyne Holdings, Inc. (a)	13,766	446,294
AeroVironment, Inc. (a)	3,963	302,615
Astronics Corp. (a)	3,951	25,286
Axon Enterprise, Inc. (a)	11,724	1,159,504
BWX Technologies, Inc.	17,755	976,703
Cubic Corp.	5,826	344,375
Curtiss-Wright Corp.	7,671	647,126
Ducommun, Inc. (a)(b)	1,759	57,871
General Dynamics Corp.	43,327	5,690,135
Harris Corp.	40,194	6,475,655
HEICO Corp.	8,240	865,612
HEICO Corp. Class A	13,423	1,255,051
Hexcel Corp.	15,489	518,572
Howmet Aerospace, Inc.	72,949	1,258,370
Huntington Ingalls Industries, Inc.	7,554	1,114,064
Kaman Corp.	5,068	200,997
Kratos Defense & Security Solutions, Inc. (a)(b)	22,522	425,441
Lockheed Martin Corp.	45,662	15,987,636
Maxar Technologies, Inc. (b)	11,137	287,000
Mercury Systems, Inc. (a)	10,392	715,801
Moog, Inc. Class A	5,499	343,083
National Presto Industries, Inc.	1,066	88,574
Northrop Grumman Corp.	28,810	8,349,714
Park Aerospace Corp.	4,440	47,020
Parsons Corp. (a)	4,385	138,215
Raytheon Technologies Corp.	284,003	15,427,043
Spirit AeroSystems Holdings, Inc. Class A	19,963	363,127
Teledyne Technologies, Inc. (a)	6,913	2,137,154
Textron, Inc.	42,567	1,523,899
The Boeing Co.	98,634	14,241,763
TransDigm Group, Inc.	10,044	4,795,106
Triumph Group, Inc.	8,204	54,146
Vectrus, Inc. (a)	1,818	71,847
		86,438,112
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	10,916	306,085
Atlas Air Worldwide Holdings, Inc. (a)	4,955	293,138
C.H. Robinson Worldwide, Inc.	24,991	2,209,954
Echo Global Logistics, Inc. (a)	5,182	139,759
Expeditors International of Washington, Inc.	31,120	2,750,074
FedEx Corp.	44,806	11,625,813
Forward Air Corp.	5,062	318,754
Hub Group, Inc. Class A (a)(b)	6,497	325,695
United Parcel Service, Inc. Class B	131,339	20,634,670
XPO Logistics, Inc. (a)	17,147	1,543,230
		40,147,172
Airlines - 0.2%
Alaska Air Group, Inc.	23,052	873,440
Allegiant Travel Co.	2,337	314,934
American Airlines Group, Inc. (b)	94,394	1,064,764
Delta Air Lines, Inc.	118,477	3,630,135
Hawaiian Holdings, Inc. (b)	8,303	114,997
JetBlue Airways Corp. (a)	50,905	609,333
Mesa Air Group, Inc. (a)	5,648	17,848
SkyWest, Inc.	9,092	263,941
Southwest Airlines Co.	109,209	4,317,032
Spirit Airlines, Inc. (a)	16,526	290,362
United Airlines Holdings, Inc. (a)	54,242	1,836,634
		13,333,420
Building Products - 0.6%
A.O. Smith Corp.	25,301	1,307,809
AAON, Inc.	7,387	431,475
Advanced Drain Systems, Inc.	8,892	564,020
Allegion PLC	17,167	1,690,950
American Woodmark Corp. (a)	3,284	271,291
Apogee Enterprises, Inc.	5,032	120,214
Armstrong World Industries, Inc.	8,762	524,844
Builders FirstSource, Inc. (a)	22,108	669,872
Carrier Global Corp.	150,822	5,035,947
Cornerstone Building Brands, Inc. (a)	9,335	71,599
CSW Industrials, Inc.	2,579	220,582
Fortune Brands Home & Security, Inc.	25,434	2,056,848
Gibraltar Industries, Inc. (a)	6,051	347,630
Griffon Corp.	9,089	194,868
Insteel Industries, Inc.	2,617	56,946
Jeld-Wen Holding, Inc. (a)	12,515	263,190
Johnson Controls International PLC	138,672	5,853,345
Lennox International, Inc.	6,624	1,799,476
Masco Corp.	48,540	2,601,744
Masonite International Corp. (a)	4,633	407,704
Owens Corning	20,131	1,317,977
Patrick Industries, Inc.	4,382	244,297
PGT Innovations, Inc. (a)	11,157	184,983
Quanex Building Products Corp. (b)	6,178	112,440
Resideo Technologies, Inc. (a)	21,990	221,659
Simpson Manufacturing Co. Ltd.	8,190	726,617
Trane Technologies PLC	44,537	5,912,287
Trex Co., Inc. (a)	21,422	1,489,686
UFP Industries, Inc.	11,192	558,593
		35,258,893
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	12,322	427,820
ACCO Brands Corp.	15,306	80,663
Brady Corp. Class A	8,730	329,296
BrightView Holdings, Inc. (a)	5,289	64,684
Casella Waste Systems, Inc. Class A (a)(b)	8,349	450,763
Cimpress PLC (a)	3,547	260,350
Cintas Corp.	16,119	5,070,231
Clean Harbors, Inc. (a)	9,450	500,567
Copart, Inc. (a)	38,286	4,225,243
Covanta Holding Corp.	19,412	176,261
Deluxe Corp.	7,983	171,156
Ennis, Inc.	4,615	70,333
Harsco Corp. (a)(b)	14,215	183,374
Healthcare Services Group, Inc.	14,739	337,228
Herman Miller, Inc.	10,928	332,976
HNI Corp.	8,339	271,434
IAA Spinco, Inc. (a)	25,292	1,431,274
Interface, Inc.	9,834	60,282
KAR Auction Services, Inc.	23,816	346,761
Kimball International, Inc. Class B	6,528	67,238
Knoll, Inc.	8,183	93,777
Matthews International Corp. Class A	4,987	108,866
McGrath RentCorp.	4,291	244,930
MSA Safety, Inc.	6,648	877,004
Pitney Bowes, Inc.	33,560	178,204
Quad/Graphics, Inc. (b)	4,137	9,391
R.R. Donnelley & Sons Co.	13,839	16,192
Republic Services, Inc.	38,931	3,432,546
Rollins, Inc.	27,235	1,575,545
SP Plus Corp. (a)	4,021	74,107
Steelcase, Inc. Class A	15,609	162,958
Stericycle, Inc. (a)	17,195	1,071,249
Team, Inc. (a)(b)	4,068	21,804
Tetra Tech, Inc.	9,997	1,008,797
The Brink's Co.	9,446	404,572
U.S. Ecology, Inc.	6,104	186,294
UniFirst Corp.	2,869	469,971
Viad Corp. (b)	3,488	69,760
Waste Management, Inc.	72,390	7,811,605
		32,675,506
Construction & Engineering - 0.2%
AECOM (a)	30,100	1,349,684
Aegion Corp. (a)	6,107	86,170
Ameresco, Inc. Class A (a)(b)	3,963	152,140
Arcosa, Inc.	8,761	404,495
Argan, Inc.	2,795	115,126
Comfort Systems U.S.A., Inc.	6,982	319,776
Construction Partners, Inc. Class A (a)(b)	5,652	115,188
Dycom Industries, Inc. (a)(b)	5,703	370,353
EMCOR Group, Inc.	10,046	685,037
Fluor Corp. (b)	24,486	277,916
Granite Construction, Inc. (b)	7,801	150,637
Great Lakes Dredge & Dock Corp. (a)	10,618	109,684
Jacobs Engineering Group, Inc.	24,090	2,288,550
MasTec, Inc. (a)(b)	10,279	510,250
MYR Group, Inc. (a)	2,939	125,642
Northwest Pipe Co. (a)	1,756	47,061
NV5 Holdings, Inc. (a)(b)	2,445	137,116
Primoris Services Corp.	8,003	151,017
Quanta Services, Inc.	25,410	1,586,346
Sterling Construction Co., Inc. (a)	5,972	87,788
Tutor Perini Corp. (a)	7,210	97,407
Valmont Industries, Inc.	4,019	570,497
Willscot Mobile Mini Holdings (a)	32,169	597,700
		10,335,580
Electrical Equipment - 0.6%
Acuity Brands, Inc.	7,432	662,488
Allied Motion Technologies, Inc.	1,076	40,651
American Superconductor Corp. (a)	3,593	49,979
AMETEK, Inc.	42,533	4,176,741
Atkore International Group, Inc. (a)	8,731	180,644
AZZ, Inc.	4,423	148,569
Bloom Energy Corp. Class A (a)(b)	14,880	188,083
Eaton Corp. PLC	74,446	7,726,750
Emerson Electric Co.	111,260	7,208,535
Encore Wire Corp.	3,612	166,911
EnerSys	7,871	563,564
Generac Holdings, Inc. (a)	11,657	2,449,719
GrafTech International Ltd.	17,526	118,301
Hubbell, Inc. Class B	10,097	1,469,214
nVent Electric PLC	32,023	578,015
Plug Power, Inc. (a)(b)	73,980	1,035,720
Powell Industries, Inc.	1,561	36,886
Regal Beloit Corp.	7,646	754,278
Rockwell Automation, Inc.	21,485	5,094,523
Sensata Technologies, Inc. PLC (a)	28,818	1,259,635
Sunrun, Inc. (a)	28,600	1,487,772
Thermon Group Holdings, Inc. (a)	6,291	63,476
TPI Composites, Inc. (a)(b)	5,469	181,133
Vicor Corp. (a)	3,816	297,648
		35,939,235
Industrial Conglomerates - 1.0%
3M Co.	106,981	17,112,681
Carlisle Companies, Inc.	10,098	1,250,839
General Electric Co.	1,627,376	12,075,130
Honeywell International, Inc.	130,400	21,509,480
Raven Industries, Inc.	7,637	167,403
Roper Technologies, Inc.	19,476	7,232,218
		59,347,751
Machinery - 1.9%
AGCO Corp.	11,614	894,626
Alamo Group, Inc.	1,845	222,009
Albany International Corp. Class A	5,458	278,031
Allison Transmission Holdings, Inc.	20,787	751,450
Altra Industrial Motion Corp.	11,076	473,610
Astec Industries, Inc.	4,440	225,552
Barnes Group, Inc.	8,350	306,445
Blue Bird Corp. (a)	3,234	37,320
Caterpillar, Inc.	100,597	15,798,759
Chart Industries, Inc. (a)	6,635	560,326
CIRCOR International, Inc. (a)	3,438	95,920
Colfax Corp. (a)(b)	18,311	497,876
Columbus McKinnon Corp. (NY Shares)	3,986	135,086
Commercial Vehicle Group, Inc. (a)	7,121	41,658
Crane Co.	8,862	449,747
Cummins, Inc.	27,436	6,032,902
Deere & Co.	58,174	13,142,088
Donaldson Co., Inc.	23,705	1,125,988
Douglas Dynamics, Inc.	5,027	171,471
Dover Corp.	26,619	2,946,989
Energy Recovery, Inc. (a)(b)	7,056	68,373
Enerpac Tool Group Corp. Class A	11,446	204,082
EnPro Industries, Inc.	3,553	209,698
ESCO Technologies, Inc.	4,842	405,227
Evoqua Water Technologies Corp. (a)	17,138	392,974
Federal Signal Corp.	12,727	365,010
Flowserve Corp.	23,487	683,941
Fortive Corp.	62,457	3,847,351
Franklin Electric Co., Inc.	6,833	408,135
Gates Industrial Corp. PLC (a)	7,395	82,085
Gorman-Rupp Co.	2,693	83,618
Graco, Inc.	31,008	1,919,395
Greenbrier Companies, Inc.	5,671	153,004
Helios Technologies, Inc.	5,489	229,660
Hillenbrand, Inc.	14,097	412,337
Hyster-Yale Materials Handling Class A	1,954	82,850
IDEX Corp.	14,000	2,385,460
Illinois Tool Works, Inc.	53,330	10,446,280
Ingersoll Rand, Inc. (a)	69,230	2,418,896
ITT, Inc.	16,015	969,068
John Bean Technologies Corp.	5,914	496,599
Kadant, Inc. (b)	2,139	246,242
Kennametal, Inc.	16,238	503,378
Lincoln Electric Holdings, Inc.	10,996	1,119,613
Lindsay Corp.	1,833	193,015
LiqTech International, Inc. (a)(b)	3,899	29,126
Lydall, Inc. (a)	2,850	56,402
Manitowoc Co., Inc. (a)	6,864	51,686
Meritor, Inc. (a)	13,744	334,529
Middleby Corp. (a)(b)	10,341	1,029,343
Miller Industries, Inc.	2,028	60,718
Mueller Industries, Inc.	9,732	281,547
Mueller Water Products, Inc. Class A	27,409	283,957
Navistar International Corp. (a)	9,064	390,749
NN, Inc. (a)(b)	7,286	39,053
Nordson Corp.	10,107	1,954,997
Omega Flex, Inc.	515	77,096
Oshkosh Corp.	12,416	836,342
Otis Worldwide Corp.	75,701	4,638,957
PACCAR, Inc.	64,346	5,493,861
Parker Hannifin Corp.	23,823	4,963,760
Pentair PLC	30,826	1,533,902
Proto Labs, Inc. (a)	5,000	590,400
RBC Bearings, Inc. (a)	4,581	545,368
REV Group, Inc.	5,052	39,658
Rexnord Corp.	23,217	744,801
Snap-On, Inc.	10,259	1,616,100
SPX Corp. (a)	8,557	362,731
SPX Flow, Inc. (a)	7,430	314,661
Standex International Corp.	2,318	143,925
Stanley Black & Decker, Inc.	29,571	4,914,700
Tennant Co.	3,585	213,738
Terex Corp.	13,172	325,217
The Shyft Group, Inc.	6,244	120,572
Timken Co.	12,762	761,891
Toro Co.	19,901	1,633,872
TriMas Corp. (a)	7,876	191,623
Trinity Industries, Inc. (b)	16,714	314,892
Wabash National Corp.	9,672	137,923
Watts Water Technologies, Inc. Class A	5,478	606,798
Welbilt, Inc. (a)	24,614	149,653
Westinghouse Air Brake Co.	33,287	1,973,919
Woodward, Inc.	11,104	883,323
Xylem, Inc.	33,500	2,919,190
		114,075,124
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	2,246	30,905
Genco Shipping & Trading Ltd.	6,418	41,460
Kirby Corp. (a)	10,727	412,882
Matson, Inc.	7,740	402,093
		887,340
Professional Services - 0.5%
ASGN, Inc. (a)	9,741	649,530
Barrett Business Services, Inc.	1,658	98,237
CBIZ, Inc. (a)	11,870	269,093
CoreLogic, Inc.	14,781	1,137,102
CoStar Group, Inc. (a)	7,321	6,029,649
CRA International, Inc.	1,293	52,948
Equifax, Inc.	22,530	3,077,598
Exponent, Inc.	9,345	650,319
Forrester Research, Inc. (a)	1,607	59,363
Franklin Covey Co. (a)	1,887	31,928
FTI Consulting, Inc. (a)	6,817	671,202
Heidrick & Struggles International, Inc.	3,453	78,901
Huron Consulting Group, Inc. (a)	4,206	159,239
ICF International, Inc.	3,474	227,165
IHS Markit Ltd.	69,077	5,586,257
Insperity, Inc.	6,883	527,100
Kelly Services, Inc. Class A (non-vtg.) (b)	6,379	110,867
Kforce, Inc.	3,171	110,034
Korn Ferry	10,557	318,716
Manpower, Inc.	10,921	741,208
MISTRAS Group, Inc. (a)	3,210	11,941
Nielsen Holdings PLC	64,734	874,556
Resources Connection, Inc.	5,384	57,824
Robert Half International, Inc.	21,579	1,093,840
TransUnion Holding Co., Inc.	35,137	2,799,013
TriNet Group, Inc. (a)	7,356	506,976
TrueBlue, Inc. (a)	6,487	100,678
Upwork, Inc. (a)	16,050	296,123
Verisk Analytics, Inc.	30,264	5,386,084
Willdan Group, Inc. (a)	2,028	53,073
		31,766,564
Road & Rail - 0.9%
AMERCO	1,629	565,524
ArcBest Corp.	5,640	172,133
Avis Budget Group, Inc. (a)(b)	9,619	323,872
Covenant Transport Group, Inc. Class A (a)	1,961	27,003
CSX Corp.	142,250	11,229,215
Heartland Express, Inc.	10,227	187,256
J.B. Hunt Transport Services, Inc.	15,396	1,874,309
Kansas City Southern	17,481	3,079,103
Knight-Swift Transportation Holdings, Inc. Class A	23,524	893,677
Landstar System, Inc.	7,065	881,006
Lyft, Inc. (a)	45,231	1,032,624
Marten Transport Ltd.	9,900	151,916
Norfolk Southern Corp.	47,433	9,919,189
Old Dominion Freight Lines, Inc.	17,862	3,400,389
Ryder System, Inc.	9,873	486,344
Saia, Inc. (a)(b)	4,757	702,419
Schneider National, Inc. Class B	7,759	171,164
Union Pacific Corp.	126,119	22,347,026
Universal Logistics Holdings, Inc.	849	16,751
Werner Enterprises, Inc. (b)	10,499	399,172
YRC Worldwide, Inc. (a)	7,782	30,505
		57,890,597
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	19,262	524,697
Applied Industrial Technologies, Inc.	7,413	452,564
Beacon Roofing Supply, Inc. (a)	9,977	306,294
BlueLinx Corp. (a)(b)	1,245	27,365
BMC Stock Holdings, Inc. (a)	12,564	497,409
CAI International, Inc.	2,882	75,941
DXP Enterprises, Inc.(a)	2,277	35,612
Fastenal Co.	106,517	4,604,730
Foundation Building Materials, Inc. (a)	3,105	45,209
GATX Corp. (b)	6,589	449,897
GMS, Inc. (a)	8,528	192,733
H&E Equipment Services, Inc.	5,441	114,479
HD Supply Holdings, Inc. (a)	29,943	1,193,528
Herc Holdings, Inc. (a)(b)	4,415	195,849
MRC Global, Inc. (a)	14,723	62,720
MSC Industrial Direct Co., Inc. Class A	8,144	567,311
Now, Inc. (a)	17,411	70,863
Rush Enterprises, Inc. Class A	7,305	261,811
SiteOne Landscape Supply, Inc. (a)	8,292	990,811
Textainer Group Holdings Ltd. (a)	8,782	126,988
Titan Machinery, Inc. (a)	2,256	33,817
Triton International Ltd.	13,735	506,547
United Rentals, Inc. (a)	13,328	2,376,249
Univar, Inc. (a)	30,967	513,743
Veritiv Corp. (a)(b)	1,527	21,989
W.W. Grainger, Inc.	8,417	2,946,118
Watsco, Inc.	6,103	1,367,926
WESCO International, Inc. (a)	8,077	333,095
		18,896,295
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	13,259	342,082

TOTAL INDUSTRIALS		537,333,671

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.7%
Acacia Communications, Inc. (a)	6,973	472,351
ADTRAN, Inc.	8,928	95,440
Applied Optoelectronics, Inc. (a)(b)	4,366	38,333
Arista Networks, Inc. (a)(b)	10,105	2,110,935
CalAmp Corp. (a)	4,760	33,701
Calix Networks, Inc. (a)	10,148	237,565
Casa Systems, Inc. (a)	6,632	27,655
Ciena Corp. (a)	28,534	1,123,954
Cisco Systems, Inc.	786,156	28,223,000
CommScope Holding Co., Inc. (a)	34,842	310,094
Comtech Telecommunications Corp.	4,079	58,738
Digi International, Inc. (a)	4,996	73,591
EchoStar Holding Corp. Class A (a)	9,438	218,584
Extreme Networks, Inc. (a)	20,163	81,862
F5 Networks, Inc. (a)	11,350	1,508,869
Harmonic, Inc. (a)	21,010	124,799
Infinera Corp. (a)(b)	35,328	221,153
Inseego Corp. (a)(b)	13,454	117,050
InterDigital, Inc.	5,967	334,033
Juniper Networks, Inc.	62,006	1,222,758
Lumentum Holdings, Inc. (a)	14,129	1,168,327
Motorola Solutions, Inc.	31,552	4,987,109
NETGEAR, Inc. (a)	5,585	172,130
NetScout Systems, Inc. (a)	13,872	284,653
Plantronics, Inc.	7,278	142,067
Sonus Networks, Inc. (a)	22,526	97,087
Ubiquiti, Inc. (b)	1,465	271,919
ViaSat, Inc. (a)	11,988	406,393
Viavi Solutions, Inc. (a)	40,877	504,831
		44,668,981
Electronic Equipment & Components - 0.8%
Akoustis Technologies, Inc. (a)(b)	4,753	39,402
Amphenol Corp. Class A	55,512	6,263,974
Arlo Technologies, Inc. (a)	12,734	56,794
Arrow Electronics, Inc. (a)	14,385	1,120,448
Avnet, Inc.	18,832	464,585
Badger Meter, Inc.	5,558	407,624
Belden, Inc.	8,472	261,615
Benchmark Electronics, Inc.	7,057	146,997
CDW Corp.	26,447	3,242,402
Cognex Corp.	32,152	2,118,817
Coherent, Inc. (a)	4,468	559,126
Corning, Inc.	140,937	4,505,756
CTS Corp.	5,494	151,854
Dolby Laboratories, Inc. Class A	12,024	902,762
ePlus, Inc. (a)	2,359	159,256
Fabrinet (a)	7,212	432,864
FARO Technologies, Inc. (a)(b)	3,478	209,515
Fitbit, Inc. (a)	43,921	309,204
FLIR Systems, Inc.	24,436	847,685
II-VI, Inc. (a)(b)	19,424	883,209
Insight Enterprises, Inc. (a)	6,521	347,895
IPG Photonics Corp. (a)	6,556	1,219,154
Itron, Inc. (a)(b)	7,410	503,510
Jabil, Inc.	25,235	836,288
Keysight Technologies, Inc. (a)	34,663	3,635,109
Knowles Corp. (a)	17,881	254,804
Littelfuse, Inc.	4,476	885,979
Luna Innovations, Inc. (a)(b)	3,990	25,177
Methode Electronics, Inc. Class A	7,706	237,114
MTS Systems Corp.	3,398	82,503
Napco Security Technolgies, Inc. (a)(b)	1,970	47,516
National Instruments Corp.	24,580	768,862
nLIGHT, Inc. (a)	6,863	145,770
Novanta, Inc. (a)	6,578	715,160
OSI Systems, Inc. (a)	3,338	257,560
Par Technology Corp. (a)	3,132	115,790
PC Connection, Inc.	1,895	86,317
Plexus Corp. (a)(b)	5,460	379,688
Rogers Corp. (a)(b)	3,416	414,088
Sanmina Corp. (a)	12,677	309,826
ScanSource, Inc. (a)	4,492	90,289
SYNNEX Corp.	7,665	1,009,021
TE Connectivity Ltd.	61,446	5,952,888
Trimble, Inc. (a)	46,823	2,253,591
TTM Technologies, Inc. (a)	16,658	197,730
Vishay Intertechnology, Inc.	25,461	412,977
Vishay Precision Group, Inc. (a)	1,588	37,937
Vontier Corp. (a)	24,676	709,188
Zebra Technologies Corp. Class A (a)	9,940	2,819,382
		47,835,002
IT Services - 5.2%
Accenture PLC Class A	118,151	25,628,133
Akamai Technologies, Inc. (a)	30,344	2,886,321
Alliance Data Systems Corp.	8,684	447,573
Amdocs Ltd.	24,893	1,403,467
Automatic Data Processing, Inc.	79,875	12,617,055
Black Knight, Inc. (a)	29,094	2,558,817
Booz Allen Hamilton Holding Corp. Class A	25,454	1,998,139
Brightcove, Inc. (a)	6,503	82,263
Broadridge Financial Solutions, Inc.	21,478	2,955,373
CACI International, Inc. Class A (a)	4,686	977,172
Cardtronics PLC (a)	6,004	106,931
Cass Information Systems, Inc.	1,980	77,656
Cognizant Technology Solutions Corp. Class A	100,780	7,197,708
Conduent, Inc. (a)	28,691	99,988
CSG Systems International, Inc.	5,924	224,401
DXC Technology Co.	47,387	872,869
Endurance International Group Holdings, Inc. (a)	13,414	77,935
EPAM Systems, Inc. (a)	10,370	3,203,812
Euronet Worldwide, Inc. (a)	9,836	873,830
EVERTEC, Inc.	11,481	382,088
EVO Payments, Inc. Class A (a)	7,198	151,662
ExlService Holdings, Inc. (a)	6,305	477,541
Fastly, Inc. Class A (a)	13,627	865,451
Fidelity National Information Services, Inc.	115,119	14,342,676
Fiserv, Inc. (a)	103,379	9,869,593
FleetCor Technologies, Inc. (a)	15,674	3,462,543
Gartner, Inc. (a)	16,597	1,993,300
Genpact Ltd.	33,428	1,148,920
Global Payments, Inc.	55,681	8,783,121
GoDaddy, Inc. (a)	31,111	2,200,792
GreenSky, Inc. Class A (a)(b)	7,894	37,339
GTT Communications, Inc. (a)(b)	5,841	21,553
Hackett Group, Inc.	4,807	62,106
i3 Verticals, Inc. Class A (a)	2,508	51,740
IBM Corp.	165,444	18,473,477
International Money Express, Inc. (a)	4,671	64,974
Jack Henry & Associates, Inc.	14,239	2,110,932
KBR, Inc. (b)	25,843	576,040
Leidos Holdings, Inc.	24,946	2,070,518
Limelight Networks, Inc. (a)(b)	21,206	74,857
Liveramp Holdings, Inc. (a)	12,135	802,002
ManTech International Corp. Class A	5,177	335,884
MasterCard, Inc. Class A	164,055	47,352,835
Maximus, Inc.	11,355	767,371
MongoDB, Inc. Class A (a)(b)	9,418	2,151,730
NIC, Inc.	11,681	261,888
Okta, Inc. (a)	21,529	4,517,430
Paychex, Inc.	59,316	4,878,741
PayPal Holdings, Inc. (a)	217,961	40,569,081
Paysign, Inc. (a)(b)	4,632	22,048
Perficient, Inc. (a)	6,307	246,982
Perspecta, Inc.	25,056	449,254
Repay Holdings Corp. (a)	12,534	282,391
Sabre Corp.	59,466	387,718
Science Applications International Corp.	10,907	832,968
Square, Inc. (a)	69,002	10,687,030
Switch, Inc. Class A	15,213	213,895
Sykes Enterprises, Inc. (a)	8,043	275,392
The Western Union Co.	76,280	1,482,883
Ttec Holdings, Inc.	3,778	206,959
Twilio, Inc. Class A (a)	25,541	7,125,173
Unisys Corp. (a)(b)	12,318	161,859
VeriSign, Inc. (a)	18,731	3,572,002
Verra Mobility Corp. (a)	25,865	248,563
Virtusa Corp. (a)	5,658	284,597
Visa, Inc. Class A	312,988	56,873,049
WEX, Inc. (a)	8,089	1,023,663
		317,524,054
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research, Inc. (a)	1,824	128,355
Advanced Energy Industries, Inc. (a)	7,208	486,324
Advanced Micro Devices, Inc. (a)	218,112	16,421,652
Alpha & Omega Semiconductor Ltd. (a)	3,379	53,591
Ambarella, Inc. (a)	6,145	335,947
Amkor Technology, Inc.	20,521	243,174
Analog Devices, Inc.	68,600	8,131,158
Applied Materials, Inc.	169,738	10,053,582
Axcelis Technologies, Inc. (a)	6,405	141,358
Broadcom, Inc.	74,641	26,096,733
Brooks Automation, Inc.	13,996	653,613
Ceva, Inc. (a)	4,122	166,199
Cirrus Logic, Inc. (a)	10,929	752,680
CMC Materials, Inc.	5,446	774,367
Cohu, Inc.	7,375	160,259
Cree, Inc. (a)	20,255	1,288,218
Diodes, Inc. (a)	7,669	443,498
DSP Group, Inc. (a)	4,142	54,550
Enphase Energy, Inc. (a)	23,445	2,299,720
Entegris, Inc.	25,009	1,869,923
First Solar, Inc. (a)	15,748	1,370,785
FormFactor, Inc. (a)	14,621	414,505
Ichor Holdings Ltd. (a)	4,295	99,902
Impinj, Inc. (a)(b)	4,102	104,642
Inphi Corp. (a)	9,623	1,344,910
Intel Corp.	789,958	34,979,340
KLA-Tencor Corp.	28,923	5,703,037
Kulicke & Soffa Industries, Inc.	11,726	306,518
Lam Research Corp.	27,064	9,258,053
Lattice Semiconductor Corp. (a)	25,329	883,982
MACOM Technology Solutions Holdings, Inc. (a)	8,611	314,302
Marvell Technology Group Ltd.	123,761	4,642,275
Maxeon Solar Technologies Ltd. (a)(b)	1,860	30,132
Maxim Integrated Products, Inc.	49,415	3,441,755
MaxLinear, Inc. Class A (a)	12,513	330,844
Microchip Technology, Inc.	46,941	4,932,560
Micron Technology, Inc. (a)	206,461	10,393,247
MKS Instruments, Inc.	10,469	1,134,735
Monolithic Power Systems, Inc.	7,807	2,495,117
NeoPhotonics Corp. (a)	7,202	49,046
NVE Corp.	999	46,084
NVIDIA Corp.	114,607	57,459,366
ON Semiconductor Corp. (a)	76,054	1,908,195
Onto Innovation, Inc. (a)	8,937	286,610
PDF Solutions, Inc. (a)	5,500	103,070
Photronics, Inc. (a)	11,623	113,324
Power Integrations, Inc.	10,832	652,195
Qorvo, Inc. (a)	21,200	2,700,032
Qualcomm, Inc.	209,556	25,850,828
Rambus, Inc. (a)(b)	20,658	284,874
Semtech Corp. (a)(b)	12,148	666,804
Silicon Laboratories, Inc. (a)	8,187	838,840
SiTime Corp. (b)	1,716	143,269
Skyworks Solutions, Inc.	31,155	4,401,890
SMART Global Holdings, Inc. (a)	3,259	86,005
SolarEdge Technologies, Inc. (a)	9,293	2,394,713
SunPower Corp. (a)(b)	14,887	238,043
Synaptics, Inc. (a)	6,495	497,972
Teradyne, Inc.	30,699	2,696,907
Texas Instruments, Inc.	169,956	24,573,938
Ultra Clean Holdings, Inc. (a)	7,546	160,654
Universal Display Corp.	7,939	1,574,383
Veeco Instruments, Inc. (a)	10,221	130,113
Xilinx, Inc.	45,430	5,392,087
		285,984,784
Software - 9.5%
2U, Inc. (a)(b)	13,555	499,502
8x8, Inc. (a)(b)	19,742	341,142
A10 Networks, Inc. (a)	10,022	67,548
ACI Worldwide, Inc. (a)	21,832	636,839
Adobe, Inc. (a)	89,105	39,838,846
Agilysys, Inc. (a)	3,545	95,999
Alarm.com Holdings, Inc. (a)	8,180	477,139
Altair Engineering, Inc. Class A (a)(b)	7,762	333,999
Alteryx, Inc. Class A (a)	9,875	1,237,831
Anaplan, Inc. (a)	25,373	1,404,396
ANSYS, Inc. (a)	15,941	4,851,962
AppFolio, Inc. (a)	2,855	407,894
Appian Corp. Class A (a)(b)	6,922	438,163
Aspen Technology, Inc. (a)	12,585	1,381,959
Asure Software, Inc. (a)(b)	2,917	20,623
Autodesk, Inc. (a)	40,770	9,602,966
Avalara, Inc. (a)	15,554	2,318,324
Avaya Holdings Corp. (a)	15,093	259,600
Benefitfocus, Inc. (a)	4,137	42,487
Bill.Com Holdings, Inc. (a)	10,852	1,085,200
Blackbaud, Inc. (b)	8,994	443,764
BlackLine, Inc. (a)(b)	9,461	924,150
Bottomline Technologies, Inc. (a)	7,034	279,390
Box, Inc. Class A (a)	25,554	396,087
Cadence Design Systems, Inc. (a)	51,756	5,660,554
CDK Global, Inc.	22,271	959,880
Cerence, Inc. (a)(b)	6,702	365,795
Ceridian HCM Holding, Inc. (a)	23,997	2,069,021
Citrix Systems, Inc.	22,913	2,595,356
Cloudera, Inc. (a)(b)	36,995	359,591
CommVault Systems, Inc. (a)	8,493	336,238
Cornerstone OnDemand, Inc. (a)	11,075	420,739
Coupa Software, Inc. (a)	12,444	3,331,259
Crowdstrike Holdings, Inc. (a)	28,031	3,471,359
Digimarc Corp. (a)(b)	2,002	63,443
Digital Turbine, Inc. (a)	13,356	382,783
DocuSign, Inc. (a)	34,110	6,898,748
Domo, Inc. Class B (a)	4,740	150,590
Dropbox, Inc. Class A (a)	54,703	998,877
Dynatrace, Inc. (a)	34,256	1,209,579
Ebix, Inc. (b)	3,830	69,170
Elastic NV (a)	11,083	1,123,927
Envestnet, Inc. (a)	10,108	775,688
Everbridge, Inc. (a)	6,436	673,785
Fair Isaac Corp. (a)	5,392	2,110,698
FireEye, Inc. (a)(b)	42,583	589,349
Five9, Inc. (a)	12,057	1,829,288
Fortinet, Inc. (a)	25,061	2,765,983
Guidewire Software, Inc. (a)	15,619	1,501,142
HubSpot, Inc. (a)	7,952	2,306,637
Intelligent Systems Corp. (a)(b)	2,098	79,556
Intuit, Inc.	48,648	15,308,553
j2 Global, Inc. (a)	8,258	560,553
LivePerson, Inc. (a)	11,433	611,208
Manhattan Associates, Inc. (a)	11,861	1,014,116
Microsoft Corp.	1,405,535	284,578,671
MicroStrategy, Inc. Class A (a)	1,413	236,070
Mitek Systems, Inc. (a)	7,898	98,330
MobileIron, Inc. (a)	19,910	140,166
Model N, Inc.(a)	5,575	196,407
New Relic, Inc. (a)	9,715	589,312
Nortonlifelock, Inc.	110,010	2,262,906
Nuance Communications, Inc. (a)	52,761	1,683,604
Nutanix, Inc. Class A (a)	34,316	835,251
Onespan, Inc. (a)	6,063	132,962
Oracle Corp.	358,771	20,130,641
Palo Alto Networks, Inc. (a)	17,960	3,972,572
Parametric Technology Corp. (a)	19,201	1,610,580
Pareteum Corp. (a)(b)	7,391	4,604
Paycom Software, Inc. (a)	9,078	3,305,209
Paylocity Holding Corp. (a)	6,885	1,277,305
Pegasystems, Inc.	7,620	883,006
Pluralsight, Inc. (a)	18,552	291,266
Progress Software Corp.	8,830	321,147
Proofpoint, Inc. (a)	10,726	1,026,907
PROS Holdings, Inc. (a)(b)	7,601	214,120
Q2 Holdings, Inc. (a)(b)	9,212	840,503
QAD, Inc. Class A	2,013	84,224
Qualys, Inc. (a)(b)	6,204	545,021
Rapid7, Inc. (a)	9,302	576,073
RealPage, Inc. (a)	16,569	922,728
RingCentral, Inc. (a)	14,548	3,758,330
SailPoint Technologies Holding, Inc. (a)(b)	16,891	701,145
Salesforce.com, Inc. (a)	169,045	39,264,082
SecureWorks Corp. (a)	830	8,632
ServiceNow, Inc. (a)	35,629	17,727,922
ShotSpotter, Inc. (a)(b)	1,573	46,105
Smartsheet, Inc.(a)	20,770	1,035,385
Smith Micro Software, Inc. (a)(b)	4,384	18,062
SolarWinds, Inc. (a)(b)	13,176	269,186
Splunk, Inc. (a)	29,446	5,831,486
Sprout Social, Inc. (a)	5,053	220,816
SPS Commerce, Inc. (a)	6,777	580,043
SS&C Technologies Holdings, Inc.	41,661	2,467,164
SurveyMonkey (a)	21,658	453,302
Synchronoss Technologies, Inc. (a)(b)	6,287	17,415
Synopsys, Inc. (a)	28,153	6,020,801
TeleNav, Inc. (a)	6,845	27,859
Tenable Holdings, Inc. (a)	12,183	415,562
Teradata Corp. (a)(b)	20,777	381,673
The Trade Desk, Inc. (a)	7,738	4,383,190
Tyler Technologies, Inc. (a)	7,497	2,881,697
Upland Software, Inc. (a)	4,732	197,419
Varonis Systems, Inc. (a)	5,745	663,950
Verint Systems, Inc. (a)	12,283	595,971
VirnetX Holding Corp. (b)	11,331	62,774
VMware, Inc. Class A (a)(b)	14,913	1,919,750
Workday, Inc. Class A (a)	32,355	6,798,433
Workiva, Inc. (a)	7,267	401,938
Xperi Holding Corp.	21,946	272,130
Yext, Inc. (a)(b)	17,259	286,154
Zendesk, Inc. (a)	21,345	2,368,014
Zix Corp. (a)(b)	10,195	62,495
Zoom Video Communications, Inc. Class A (a)	33,835	15,594,890
Zscaler, Inc. (a)	13,349	1,812,127
Zuora, Inc. (a)(b)	18,513	178,095
		572,462,857
Technology Hardware, Storage & Peripherals - 5.7%
3D Systems Corp. (a)(b)	21,238	120,844
Apple, Inc.	2,986,264	325,084,647
Avid Technology, Inc. (a)	8,444	78,698
Dell Technologies, Inc. (a)	43,430	2,617,092
Diebold Nixdorf, Inc. (a)(b)	14,466	90,123
Hewlett Packard Enterprise Co.	238,961	2,064,623
HP, Inc.	254,394	4,568,916
Immersion Corp. (a)	3,990	24,578
NCR Corp. (a)	23,750	482,600
NetApp, Inc.	41,237	1,809,892
Pure Storage, Inc. Class A (a)	43,897	706,742
Seagate Technology LLC	41,199	1,970,136
Western Digital Corp.	55,972	2,111,824
Xerox Holdings Corp.	32,596	566,518
		342,297,233

TOTAL INFORMATION TECHNOLOGY		1,610,772,911

MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (b)	3,013	13,408
AdvanSix, Inc. (a)	5,563	84,669
Air Products & Chemicals, Inc.	41,054	11,340,757
Albemarle Corp. U.S.	19,794	1,844,999
American Vanguard Corp.	3,897	50,349
Amyris, Inc. (a)(b)	22,673	56,683
Ashland Global Holdings, Inc.	9,871	688,700
Axalta Coating Systems Ltd. (a)	38,348	962,918
Balchem Corp.	5,956	595,302
Cabot Corp.	10,532	400,321
Celanese Corp. Class A	22,080	2,506,301
CF Industries Holdings, Inc.	39,206	1,082,478
Chase Corp.	1,367	130,084
Corteva, Inc.	138,746	4,575,843
Dow, Inc.	138,133	6,283,670
DuPont de Nemours, Inc.	136,860	7,784,597
Eastman Chemical Co.	25,270	2,042,827
Ecolab, Inc.	46,146	8,471,944
Element Solutions, Inc. (a)	41,891	490,963
Ferro Corp. (a)(b)	13,958	179,500
FMC Corp.	23,952	2,460,828
GCP Applied Technologies, Inc. (a)	9,238	201,481
H.B. Fuller Co.	9,395	425,124
Huntsman Corp.	36,749	892,633
Ingevity Corp. (a)	7,432	407,868
Innospec, Inc.	4,306	284,799
International Flavors & Fragrances, Inc. (b)	19,916	2,044,577
Intrepid Potash, Inc. (a)	1,138	11,357
Koppers Holdings, Inc. (a)	3,554	79,716
Kraton Performance Polymers, Inc. (a)(b)	5,681	160,772
Kronos Worldwide, Inc.	3,880	51,682
Linde PLC	97,615	21,508,489
Livent Corp. (a)(b)	28,455	305,891
LyondellBasell Industries NV Class A	47,555	3,255,140
Minerals Technologies, Inc.	6,191	338,586
NewMarket Corp.	1,311	468,932
Olin Corp.	26,113	432,170
PolyOne Corp.	16,963	527,040
PPG Industries, Inc.	44,011	5,709,107
PQ Group Holdings, Inc. (a)	7,114	82,238
Quaker Chemical Corp. (b)	2,368	451,791
Rayonier Advanced Materials, Inc. (a)	12,106	41,524
RPM International, Inc.	24,246	2,052,909
Sensient Technologies Corp.	8,308	543,592
Sherwin-Williams Co.	15,223	10,473,120
Stepan Co.	3,959	460,986
The Chemours Co. LLC	30,411	612,478
The Mosaic Co.	64,283	1,189,236
The Scotts Miracle-Gro Co. Class A	7,552	1,133,178
Tredegar Corp.	4,991	72,769
Trinseo SA	6,845	217,808
Tronox Holdings PLC	17,192	167,966
Valvoline, Inc.	33,996	668,701
Venator Materials PLC (a)(b)	4,706	9,130
W.R. Grace & Co.	11,437	497,395
Westlake Chemical Corp.	6,460	436,825
		108,264,151
Construction Materials - 0.1%
Eagle Materials, Inc.	7,711	657,363
Forterra, Inc. (a)	2,986	38,967
Martin Marietta Materials, Inc.	11,636	3,099,249
Summit Materials, Inc. (a)	22,195	392,630
U.S. Concrete, Inc. (a)	2,911	98,858
Vulcan Materials Co.	24,722	3,580,734
		7,867,801
Containers & Packaging - 0.5%
Amcor PLC	289,849	3,023,125
Aptargroup, Inc.	12,160	1,387,334
Avery Dennison Corp.	15,712	2,174,384
Ball Corp.	60,691	5,401,499
Berry Global Group, Inc. (a)	24,506	1,142,715
Crown Holdings, Inc. (a)	25,368	2,176,574
Graphic Packaging Holding Co.	51,470	684,036
Greif, Inc. Class A (b)	4,542	184,360
International Paper Co.	73,180	3,201,625
Myers Industries, Inc.	7,577	108,654
O-I Glass, Inc.	29,025	273,706
Packaging Corp. of America	17,828	2,041,128
Sealed Air Corp.	29,252	1,158,087
Silgan Holdings, Inc.	14,513	499,973
Sonoco Products Co.	18,102	885,007
UFP Technologies, Inc. (a)	1,206	44,694
WestRock Co.	48,306	1,813,890
		26,200,791
Metals & Mining - 0.4%
Alcoa Corp. (a)	34,029	439,655
Allegheny Technologies, Inc. (a)(b)	24,761	228,049
Arconic Rolled Products Corp. (a)	18,168	394,972
Carpenter Technology Corp.	8,327	145,556
Century Aluminum Co. (a)	9,417	61,964
Cleveland-Cliffs, Inc.	72,506	600,350
Coeur d'Alene Mines Corp. (a)(b)	45,025	318,327
Commercial Metals Co.	22,644	467,599
Compass Minerals International, Inc. (b)	6,462	390,176
Contura Energy, Inc. (a)	3,908	25,207
Freeport-McMoRan, Inc.	269,386	4,671,153
Gold Resource Corp.	10,030	27,482
Haynes International, Inc.	1,562	25,320
Hecla Mining Co.	99,284	454,721
Kaiser Aluminum Corp.	2,740	172,428
Materion Corp.	3,670	187,867
McEwen Mining, Inc. (a)(b)	55,461	53,875
Newmont Corp.	149,149	9,372,523
Nucor Corp.	55,946	2,671,981
Reliance Steel & Aluminum Co.	11,919	1,299,052
Royal Gold, Inc.	12,198	1,449,244
Ryerson Holding Corp. (a)(b)	2,174	17,109
Schnitzer Steel Industries, Inc. Class A	5,471	114,891
Steel Dynamics, Inc.	37,345	1,175,621
SunCoke Energy, Inc.	15,219	53,114
TimkenSteel Corp. (a)	6,610	25,581
United States Steel Corp.	43,530	420,500
Warrior Metropolitan Coal, Inc.	9,156	137,340
Worthington Industries, Inc.	6,855	337,335
		25,738,992
Paper & Forest Products - 0.0%
Boise Cascade Co.	7,405	284,204
Clearwater Paper Corp. (a)(b)	2,837	105,395
Domtar Corp.	10,878	259,767
Louisiana-Pacific Corp.	21,579	616,728
Mercer International, Inc. (SBI)	7,745	48,716
Neenah, Inc.	2,815	105,928
P.H. Glatfelter Co.	7,337	104,699
Resolute Forest Products (a)	15,293	70,195
Schweitzer-Mauduit International, Inc.	6,366	211,351
Verso Corp.	5,838	45,420
		1,852,403

TOTAL MATERIALS		169,924,138

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	15,047	140,389
Agree Realty Corp.	10,261	636,900
Alexander & Baldwin, Inc.	16,451	211,395
Alexanders, Inc.	370	89,980
Alexandria Real Estate Equities, Inc.	22,163	3,358,138
American Assets Trust, Inc.	10,107	211,540
American Campus Communities, Inc.	25,821	967,255
American Finance Trust, Inc.	18,327	105,655
American Homes 4 Rent Class A	50,878	1,438,321
American Tower Corp.	82,413	18,926,145
Americold Realty Trust	37,827	1,370,472
Apartment Investment & Management Co. Class A	27,604	880,568
Apple Hospitality (REIT), Inc.	38,026	376,457
Armada Hoffler Properties, Inc.	9,338	84,135
Ashford Hospitality Trust, Inc. (b)	1,117	1,441
AvalonBay Communities, Inc.	26,059	3,625,589
Bluerock Residential Growth (REIT), Inc.	2,998	25,963
Boston Properties, Inc.	26,563	1,923,427
Braemar Hotels & Resorts, Inc.	4,147	10,036
Brandywine Realty Trust (SBI)	33,468	293,180
Brixmor Property Group, Inc.	56,271	616,730
Camden Property Trust (SBI)	17,973	1,657,830
CareTrust (REIT), Inc.	17,378	297,164
CatchMark Timber Trust, Inc.	7,096	61,664
CBL & Associates Properties, Inc. (a)(b)	17,454	2,636
Chatham Lodging Trust	7,940	58,359
City Office REIT, Inc.	9,520	60,166
Colony Capital, Inc.	88,287	314,302
Columbia Property Trust, Inc.	20,108	212,743
Community Healthcare Trust, Inc.	4,099	189,784
CoreCivic, Inc.	22,717	145,616
CorEnergy Infrastructure Trust, Inc.	2,534	11,859
CorePoint Lodging, Inc. (b)	7,547	36,075
CoreSite Realty Corp.	7,874	939,841
Corporate Office Properties Trust (SBI)	20,844	467,531
Cousins Properties, Inc.	27,722	706,357
Crown Castle International Corp.	78,003	12,184,069
CubeSmart	36,160	1,226,909
CyrusOne, Inc.	21,746	1,545,053
DiamondRock Hospitality Co.	34,417	170,020
Digital Realty Trust, Inc.	50,045	7,221,494
Diversified Healthcare Trust (SBI)	44,378	128,474
Douglas Emmett, Inc.	29,812	703,563
Duke Realty Corp.	68,775	2,612,762
Easterly Government Properties, Inc.	15,311	320,000
EastGroup Properties, Inc.	7,513	999,830
Empire State Realty Trust, Inc.	24,120	129,766
EPR Properties	14,354	342,199
Equinix, Inc.	16,455	12,032,554
Equity Commonwealth	23,633	624,384
Equity Lifestyle Properties, Inc.	31,608	1,870,878
Equity Residential (SBI)	63,865	3,000,378
Essential Properties Realty Trust, Inc.	20,135	332,630
Essex Property Trust, Inc.	12,142	2,484,132
Extra Space Storage, Inc.	23,870	2,767,727
Federal Realty Investment Trust (SBI)	12,984	893,040
First Industrial Realty Trust, Inc.	24,072	958,306
Four Corners Property Trust, Inc.	13,008	329,623
Franklin Street Properties Corp.	18,515	77,763
Front Yard Residential Corp. Class B	9,293	124,433
Gaming & Leisure Properties	38,562	1,401,729
Getty Realty Corp.	7,462	196,101
Gladstone Commercial Corp.	5,571	90,529
Gladstone Land Corp.	3,695	51,250
Global Medical REIT, Inc.	8,466	105,232
Global Net Lease, Inc.	17,238	245,297
Government Properties Income Trust	8,273	152,306
Healthcare Realty Trust, Inc.	25,529	709,706
Healthcare Trust of America, Inc.	40,507	984,320
Healthpeak Properties, Inc.	100,140	2,700,776
Hersha Hospitality Trust	6,731	32,982
Highwoods Properties, Inc. (SBI)	19,629	584,355
Hospitality Properties Trust (SBI)	29,518	212,825
Host Hotels & Resorts, Inc.	131,832	1,381,599
Hudson Pacific Properties, Inc.	28,262	544,326
Independence Realty Trust, Inc.	16,170	196,466
Industrial Logistics Properties Trust	11,391	218,479
Investors Real Estate Trust	2,099	141,494
Invitation Homes, Inc.	104,156	2,839,293
Iron Mountain, Inc.	53,488	1,393,897
iStar Financial, Inc.	14,457	170,593
JBG SMITH Properties	21,631	505,084
Jernigan Capital, Inc.	4,875	84,289
Kilroy Realty Corp.	19,552	920,508
Kimco Realty Corp.	81,221	833,327
Kite Realty Group Trust	15,868	164,392
Lamar Advertising Co. Class A	15,939	987,580
Lexington Corporate Properties Trust	52,157	517,919
Life Storage, Inc.	8,673	990,023
LTC Properties, Inc.	7,281	240,346
Mack-Cali Realty Corp.	15,377	168,993
Medical Properties Trust, Inc.	103,969	1,852,728
Mid-America Apartment Communities, Inc.	21,267	2,480,370
Monmouth Real Estate Investment Corp. Class A	22,173	307,096
National Health Investors, Inc.	7,997	448,232
National Retail Properties, Inc.	33,850	1,083,539
National Storage Affiliates Trust	11,710	396,852
New Senior Investment Group, Inc.	14,614	57,141
NexPoint Residential Trust, Inc.	4,272	189,335
Omega Healthcare Investors, Inc.	43,074	1,240,962
Outfront Media, Inc.	26,353	345,488
Paramount Group, Inc.	34,626	200,138
Park Hotels & Resorts, Inc.	43,373	430,694
Pebblebrook Hotel Trust	25,449	304,879
Pennsylvania Real Estate Investment Trust (SBI) (b)	7,451	3,718
Physicians Realty Trust	38,249	644,878
Piedmont Office Realty Trust, Inc. Class A	25,146	287,167
Plymouth Industrial REIT, Inc.	5,057	64,274
Potlatch Corp.	12,723	528,641
Preferred Apartment Communities, Inc. Class A	8,385	45,279
Prologis (REIT), Inc.	137,430	13,633,056
PS Business Parks, Inc.	3,625	413,359
Public Storage	28,292	6,480,848
QTS Realty Trust, Inc. Class A	11,193	688,481
Ramco-Gershenson Properties Trust (SBI)	13,150	64,304
Rayonier, Inc.	25,821	655,337
Realty Income Corp.	64,138	3,711,025
Regency Centers Corp.	29,720	1,057,735
Retail Opportunity Investments Corp.	20,202	196,565
Retail Properties America, Inc.	39,017	204,449
Retail Value, Inc.	2,050	25,625
Rexford Industrial Realty, Inc.	22,810	1,059,753
RLJ Lodging Trust	28,959	236,885
Ryman Hospitality Properties, Inc.	9,786	389,972
Sabra Health Care REIT, Inc.	39,039	513,753
Safety Income and Growth, Inc.	2,507	172,532
Saul Centers, Inc.	2,108	52,173
SBA Communications Corp. Class A	20,830	6,048,407
Seritage Growth Properties (a)(b)	5,844	74,394
Simon Property Group, Inc.	57,083	3,585,383
SITE Centers Corp.	29,383	200,098
SL Green Realty Corp.	13,347	571,385
Spirit Realty Capital, Inc.	19,467	584,983
Stag Industrial, Inc.	27,390	852,377
Store Capital Corp.	42,711	1,097,673
Summit Hotel Properties, Inc.	17,892	94,470
Sun Communities, Inc.	18,246	2,511,197
Sunstone Hotel Investors, Inc.	42,259	313,562
Tanger Factory Outlet Centers, Inc. (b)	16,408	101,566
Taubman Centers, Inc.	11,649	389,310
Terreno Realty Corp.	12,810	720,947
The GEO Group, Inc. (b)	21,131	187,221
The Macerich Co. (b)	19,703	137,133
UDR, Inc.	55,275	1,726,791
UMH Properties, Inc.	7,969	108,617
Uniti Group, Inc.	35,005	308,744
Universal Health Realty Income Trust (SBI)	2,214	118,383
Urban Edge Properties	19,728	185,443
Urstadt Biddle Properties, Inc. Class A	5,258	50,004
Ventas, Inc.	69,220	2,732,113
VEREIT, Inc.	197,084	1,221,921
VICI Properties, Inc.	99,933	2,293,462
Vornado Realty Trust	28,818	885,577
Washington Prime Group, Inc. (b)	31,649	18,530
Washington REIT (SBI)	15,293	267,322
Weingarten Realty Investors (SBI)	22,479	356,517
Welltower, Inc.	78,033	4,195,834
Weyerhaeuser Co.	139,495	3,806,819
Whitestone REIT Class B	7,110	42,376
WP Carey, Inc.	32,568	2,039,082
Xenia Hotels & Resorts, Inc.	21,832	179,896
		191,776,446
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,784	19,856
CBRE Group, Inc. (a)	62,152	3,132,461
CTO Realty Growth, Inc.	895	39,496
eXp World Holdings, Inc. (a)	5,039	213,603
Forestar Group, Inc. (a)	2,799	46,575
Howard Hughes Corp. (a)	8,378	521,028
Jones Lang LaSalle, Inc.	9,755	1,100,949
Kennedy-Wilson Holdings, Inc.	22,564	297,394
Marcus & Millichap, Inc. (a)(b)	4,014	125,357
Newmark Group, Inc.	26,847	127,121
RE/MAX Holdings, Inc.	3,070	99,284
Realogy Holdings Corp. (a)	21,441	239,282
Redfin Corp. (a)	18,569	775,627
The RMR Group, Inc.	2,666	71,076
The St. Joe Co. (b)	5,659	153,019
		6,962,128

TOTAL REAL ESTATE		198,738,574

UTILITIES - 3.0%
Electric Utilities - 1.8%
Allete, Inc.	9,580	494,136
Alliant Energy Corp.	46,251	2,556,755
American Electric Power Co., Inc.	92,137	8,285,880
Avangrid, Inc.	10,479	517,034
Duke Energy Corp.	136,531	12,575,870
Edison International	70,090	3,927,844
Entergy Corp.	37,265	3,771,963
Evergy, Inc.	42,252	2,332,310
Eversource Energy	63,690	5,558,226
Exelon Corp.	181,322	7,232,935
FirstEnergy Corp.	100,363	2,982,788
Hawaiian Electric Industries, Inc.	20,580	679,963
IDACORP, Inc.	9,506	833,961
MGE Energy, Inc.	6,555	426,206
NextEra Energy, Inc.	363,658	26,623,402
NRG Energy, Inc.	45,559	1,440,576
OGE Energy Corp.	37,550	1,155,414
Otter Tail Corp.	7,197	276,005
Pinnacle West Capital Corp.	20,990	1,712,154
PNM Resources, Inc.	15,168	758,400
Portland General Electric Co.	16,694	656,074
PPL Corp.	142,357	3,914,818
Southern Co.	195,896	11,254,225
Xcel Energy, Inc.	97,597	6,834,718
		106,801,657
Gas Utilities - 0.1%
Atmos Energy Corp.	22,777	2,087,968
Chesapeake Utilities Corp.	3,153	306,503
National Fuel Gas Co.	16,681	666,573
New Jersey Resources Corp. (b)	17,202	501,954
Northwest Natural Holding Co.	5,721	254,241
ONE Gas, Inc.	9,774	674,797
South Jersey Industries, Inc.	18,476	356,033
Southwest Gas Holdings, Inc.	10,876	714,771
Spire, Inc.	9,664	541,571
UGI Corp.	38,887	1,257,606
		7,362,017
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	5,485	143,762
Class C	13,890	391,142
Ormat Technologies, Inc.	7,262	514,658
Sunnova Energy International, Inc. (a)	8,408	202,296
The AES Corp.	123,421	2,406,710
Vistra Corp.	91,066	1,581,816
		5,240,384
Multi-Utilities - 0.9%
Ameren Corp.	45,870	3,720,974
Avista Corp.	13,464	447,274
Black Hills Corp.	11,847	671,251
CenterPoint Energy, Inc.	100,851	2,130,982
CMS Energy Corp.	53,094	3,362,443
Consolidated Edison, Inc.	62,192	4,881,450
Dominion Energy, Inc.	155,909	12,525,729
DTE Energy Co.	35,678	4,403,379
MDU Resources Group, Inc.	37,080	881,021
NiSource, Inc.	71,227	1,636,084
NorthWestern Energy Corp.	9,474	493,880
Public Service Enterprise Group, Inc.	94,078	5,470,636
Sempra Energy	53,861	6,752,015
Unitil Corp.	2,677	92,490
WEC Energy Group, Inc.	58,523	5,884,488
		53,354,096
Water Utilities - 0.1%
American States Water Co.	6,737	503,187
American Water Works Co., Inc.	33,590	5,055,631
Cadiz, Inc. (a)(b)	4,637	44,283
California Water Service Group	9,381	418,111
Essential Utilities, Inc.	42,180	1,737,816
Middlesex Water Co.	3,212	206,018
SJW Corp.	4,678	283,908
York Water Co.	2,373	100,259
		8,349,213

TOTAL UTILITIES		181,107,367

TOTAL COMMON STOCKS
(Cost $5,357,295,443)		6,023,468,639
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (e)
(Cost $119,998)	120,000	119,999
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.10% (f)	28,638,008	$28,643,735
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	94,526,513	94,535,966
TOTAL MONEY MARKET FUNDS
(Cost $123,179,701)		123,179,701
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $5,480,595,142)		6,146,768,339
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(93,198,079)
NET ASSETS - 100%		$6,053,570,260

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	27	Dec. 2020	$2,074,680	$61,715	$61,715
CME E-mini S&P 500 Index Contracts (United States)	142	Dec. 2020	23,179,370	(92,643)	(92,643)
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Dec. 2020	1,326,920	39,031	39,031
TOTAL FUTURES CONTRACTS					$8,103

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $298,796 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,999.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,873
Fidelity Securities Lending Cash Central Fund	561,244
Total	$689,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$616,912,137	$616,886,852	$--	$25,285
Consumer Discretionary	738,490,451	738,490,451	--	--
Consumer Staples	380,274,634	380,274,634	--	--
Energy	113,727,712	113,727,712	--	--
Financials	616,187,963	616,187,963	--	--
Health Care	859,999,081	859,999,081	--	--
Industrials	537,333,671	537,333,671	--	--
Information Technology	1,610,772,911	1,610,772,911	--	--
Materials	169,924,138	169,924,138	--	--
Real Estate	198,738,574	198,738,574	--	--
Utilities	181,107,367	181,107,367	--	--
U.S. Government and Government Agency Obligations	119,999	--	119,999	--
Money Market Funds	123,179,701	123,179,701	--	--
Total Investments in Securities:	$6,146,768,339	$6,146,623,055	$119,999	$25,285
Derivative Instruments:
Assets
Futures Contracts	$100,746	$100,746	$--	$--
Total Assets	$100,746	$100,746	$--	$--
Liabilities
Futures Contracts	$(92,643)	$(92,643)	$--	$--
Total Liabilities	$(92,643)	$(92,643)	$--	$--
Total Derivative Instruments:	$8,103	$8,103	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$100,746	$(92,643)
Total Equity Risk	100,746	(92,643)
Total Value of Derivatives	$100,746	$(92,643)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020
Assets
Investment in securities, at value (including securities loaned of $89,681,414) — See accompanying schedule: Unaffiliated issuers (cost $5,357,415,441)	$6,023,588,638
Fidelity Central Funds (cost $123,179,701)	123,179,701
Total Investment in Securities (cost $5,480,595,142)		$6,146,768,339
Segregated cash with brokers for derivative instruments		2,761,562
Cash		617,353
Foreign currency held at value (cost $1,056)		1,060
Receivable for fund shares sold		18,392,045
Dividends receivable		5,187,178
Distributions receivable from Fidelity Central Funds		53,933
Total assets		6,173,781,470
Liabilities
Payable for investments purchased	$21,696,912
Payable for fund shares redeemed	3,570,694
Payable for daily variation margin on futures contracts	409,071
Collateral on securities loaned	94,534,533
Total liabilities		120,211,210
Net Assets		$6,053,570,260
Net Assets consist of:
Paid in capital		$5,343,027,970
Total accumulated earnings (loss)		710,542,290
Net Assets		$6,053,570,260
Net Asset Value, offering price and redemption price per share ($6,053,570,260 ÷ 518,895,152 shares)		$11.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2020
Investment Income
Dividends		$93,332,353
Interest		6,689
Income from Fidelity Central Funds (including $561,244 from security lending)		689,117
Total income		94,028,159
Expenses
Independent trustees' fees and expenses	$28,372
Total expenses before reductions	28,372
Expense reductions	(2,252)
Total expenses after reductions		26,120
Net investment income (loss)		94,002,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,816,512)
Fidelity Central Funds	3,755
Foreign currency transactions	(321)
Futures contracts	1,764,938
Total net realized gain (loss)		(18,048,140)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	396,527,220
Assets and liabilities in foreign currencies	(419)
Futures contracts	(186,235)
Total change in net unrealized appreciation (depreciation)		396,340,566
Net gain (loss)		378,292,426
Net increase (decrease) in net assets resulting from operations		$472,294,465

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,002,039	$55,841,692
Net realized gain (loss)	(18,048,140)	3,567,991
Change in net unrealized appreciation (depreciation)	396,340,566	349,476,437
Net increase (decrease) in net assets resulting from operations	472,294,465	408,886,120
Distributions to shareholders	(70,205,838)	(11,754,371)
Share transactions
Proceeds from sales of shares	3,128,687,092	3,063,950,976
Reinvestment of distributions	67,273,777	11,304,792
Cost of shares redeemed	(1,713,363,481)	(667,649,189)
Net increase (decrease) in net assets resulting from share transactions	1,482,597,388	2,407,606,579
Total increase (decrease) in net assets	1,884,686,015	2,804,738,328
Net Assets
Beginning of period	4,168,884,245	1,364,145,917
End of period	$6,053,570,260	$4,168,884,245
Other Information
Shares
Sold	289,201,389	309,746,447
Issued in reinvestment of distributions	6,055,249	1,248,123
Redeemed	(163,119,980)	(66,886,285)
Net increase (decrease)	132,136,658	244,108,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

Years ended October 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.19	.04
Net realized and unrealized gain (loss)	.86	1.10	(.48)
Total from investment operations	1.06	1.29	(.44)
Distributions from net investment income	(.16)	(.06)	–
Distributions from net realized gain	(.01)	(.01)	–
Total distributions	(.17)	(.07)	–
Net asset value, end of period	$11.67	$10.78	$9.56
Total ReturnC,D	9.92%	13.57%	(4.40)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	- %H
Net investment income (loss)	1.79%	1.91%	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,053,570	$4,168,884	$1,364,146
Portfolio turnover rateI	6%	3%	- %J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2020

1. Organization.

Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, certain deemed distributions, passive foreign investment companies (PFIC),partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$630,401,541	$97,473,938	$(109,024,035)	$(11,550,097)
Fidelity ZERO International Index Fund	1,674,782,403	225,045,404	(256,927,846)	(31,882,442)
Fidelity ZERO Large Cap Index Fund	2,135,604,993	417,046,330	(180,374,515)	236,671,815
Fidelity ZERO Total Market Index Fund	5,503,984,433	1,226,656,415	(583,872,509)	642,783,906

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity ZERO Extended Market Index Fund	$6,397,299	$6,680,807	$–	$(11,550,101)
Fidelity ZERO International Index Fund	27,436,217	–	(13,389,789)	(31,791,538)
Fidelity ZERO Large Cap Index Fund	24,783,504	–	(1,049,848)	236,671,815
Fidelity ZERO Total Market Index Fund	68,462,264	–	(703,883)	642,783,910

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity ZERO International Index Fund	(5,939,503)	(7,450,286)	(13,389,789)
Fidelity ZERO Large Cap Index Fund	(746,793)	(303,055)	(1,049,848)
Fidelity ZERO Total Market Index Fund	(703,883)	–	(703,883)

The tax character of distributions paid was as follows:

October 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$8,767,723	$247,676	$9,015,399
Fidelity ZERO International Index Fund	32,813,228	–	32,813,228
Fidelity ZERO Large Cap Index Fund	16,389,623	–	16,389,623
Fidelity ZERO Total Market Index Fund	67,331,914	2,873,924	70,205,838

October 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$570,035	$–	$570,035
Fidelity ZERO International Index Fund	3,263,555	–	3,263,555
Fidelity ZERO Large Cap Index Fund	1,065,835	–	1,065,835
Fidelity ZERO Total Market Index Fund	11,396,385	357,986	11,754,371

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	293,306,683	133,833,798
Fidelity ZERO International Index Fund	565,074,804	109,737,015
Fidelity ZERO Large Cap Index Fund	1,147,978,206	100,171,685
Fidelity ZERO Total Market Index Fund	1,794,769,027	287,532,445

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity ZERO Total Market Index Fund	Borrower	$8,360,000.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are paid by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$35,204	$11,435	$395,135
Fidelity ZERO International Index Fund	$437	$17	$–
Fidelity ZERO Large Cap Index Fund	$4,579	$1,349	$–
Fidelity ZERO Total Market Index Fund	$55,548	$15,616	$322,400

9. Expense Reductions.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Extended Market Index Fund	$714
Fidelity ZERO International Index Fund	2,376
Fidelity ZERO Large Cap Index Fund	942
Fidelity ZERO Total Market Index Fund	2,252

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund, and Fidelity ZERO Large Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund, and Fidelity ZERO Large Cap Index Fund (the “Funds”), each a fund of Fidelity Concord Street Trust, including the schedules of investments, as of October 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from August 2, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the changes in their net assets and the financial highlights for the year then ended and for the period from September 13, 2018 (commencement of operations) to October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 11, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 305 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Lloyd James Austin, III (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

General Austin also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, General Austin (United States Army, Retired) held a variety of positions within the U.S. Government, including Commander, U.S. Central Command (2013-2016), Vice Chief of Staff, U.S. Army (2012-2013) and Commanding General, U.S. Forces – Iraq, Operation New Dawn (2010-2012). General Austin currently serves as a Partner of Pine Island Capital Partners (private equity, 2020-present) and as President of the Austin Strategy Group LLC (consulting, 2016-present). General Austin serves as a member of the Board of Directors of Nucor Corporation (steel products, 2017-present), as a member of the Board of Directors of Tenet Healthcare Corporation (2018-present) and as a member of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). In addition, General Austin currently serves as a member of the Board of Trustees of the Carnegie Corporation of New York (2017-present) and as a member of the Board of Trustees of Auburn University (2017-present). Previously, General Austin served as a member of the Board of Directors of United Technologies Corporation (aerospace, defense and building, 2016-2020).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2020

Member of the Advisory Board

Mr. Kennedy also serves as a Member of the Advisory Board of other Fidelity® funds. Previously, Mr. Kennedy held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity ZERO Extended Market Index Fund	- %-C
Actual		$1,000.00	$1,192.50	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Fidelity ZERO International Index Fund	- %-C
Actual		$1,000.00	$1,131.00	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Fidelity ZERO Large Cap Index Fund	- %-C
Actual		$1,000.00	$1,144.40	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Fidelity ZERO Total Market Index Fund	- %-C
Actual		$1,000.00	$1,150.90	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount less than .005%.

 D Amount less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity ZERO Extended Market Index Fund	12/07/20	12/04/20	$0.137	$0.105
Fidelity ZERO International Index Fund	12/07/20	12/04/20	$0.187	$0.000
Fidelity ZERO Large Cap Index Fund	12/07/20	12/04/20	$0.161	$0.000
Fidelity ZERO Total Market Index Fund	12/07/20	12/04/20	$0.171	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity ZERO Extended Market Index Fund	$9,373,189

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity ZERO Extended Market Index Fund
December 2019	44%
Fidelity ZERO Large Cap Index Fund
December 2019	88%
Fidelity ZERO Total Market Index Fund
December 2019	85%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity ZERO Extended Market Index Fund
December 2019	49%
Fidelity ZERO International Index Fund
December 2019	78%
Fidelity ZERO Large Cap Index Fund
December 2019	92%
Fidelity ZERO Total Market Index Fund
December 2019	90%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity ZERO Extended Market Index Fund
December 2019	21%
Fidelity ZERO Large Cap Index Fund
December 2019	6%
Fidelity ZERO Total Market Index Fund
December 2019	9%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity ZERO International Index Fund	12/16/19	$0.2413	$0.0246

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity ZERO Large Cap Index Fund

Fidelity ZERO Total Market Index Fund

Fidelity ZERO International Index Fund

At its September 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, to Geode on behalf of each fund by 0.05 basis points for Fidelity ZERO Large Cap Index Fund, 0.15 basis points for Fidelity ZERO Total Market Index Fund, and 0.25 basis points for Fidelity ZERO International Index Fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of each fund in connection with the annual renewal of each fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2020 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing Advisory Contracts should benefit each fund's shareholders. The Board noted that approval of the Amended Contracts would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contracts will continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services and that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions. Based on its review, the Board considered that each fund does not pay a management fee and concluded at its January 2020 meeting that each fund's total expense ratio was reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of each fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale.  The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contracts because each fund pays no advisory fees and FMR will continue to bear all expenses of each fund with certain limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended Contract should be approved.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

EML-ANN-1220
1.9891446.102

Item 2.

Code of Ethics

As of the end of the period, October 31, 2020, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Index Fund	$57,000	$-	$9,500	$1,300
Fidelity ZERO Extended Market Index Fund	$61,100	$-	$7,400	$1,400
Fidelity ZERO International Index Fund	$51,400	$-	$9,100	$1,200
Fidelity ZERO Large Cap Index Fund	$42,400	$-	$7,700	$1,000
Fidelity ZERO Total Market Index Fund	$38,600	$-	$7,200	$900

October 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Index Fund	$60,000	$100	$6,200	$1,500
Fidelity ZERO Extended Market Index Fund	$64,000	$100	$4,800	$1,600
Fidelity ZERO International Index Fund	$55,000	$100	$6,000	$1,400
Fidelity ZERO Large Cap Index Fund	$45,000	$100	$4,800	$1,100
Fidelity ZERO Total Market Index Fund	$41,000	$100	$4,800	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2020A	October 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2020A	October 31, 2019A
Deloitte Entities	$548,300	$610,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 18, 2020